Schedule of Investments(a)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-88.34%
U.S. Treasury Bills-88.34%
5.29%–5.35%, 12/12/2023(b) (Cost $1,477,801,126)	$1,480,200,000	$1,477,818,269
U.S. Dollar Denominated Bonds & Notes-9.21%
Banks-1.24%
Bank of Montreal (Canada), 0.45%, 12/08/2023	13,000,000	12,992,632
Cooperatieve Rabobank U.A. (Netherlands), 4.63%, 12/01/2023	7,750,000	7,750,000
		20,742,632
Beverages-0.30%
Keurig Dr Pepper, Inc., 3.13%, 12/15/2023	5,000,000	4,995,616
Capital Markets-2.25%
Bank of New York Mellon Corp. (The), 0.35%, 12/07/2023	10,680,000	10,675,268
Goldman Sachs Group, Inc. (The), 1.22%, 12/06/2023	27,060,000	27,053,287
		37,728,555
Chemicals-0.36%
Ecolab, Inc., 0.90%, 12/15/2023	6,000,000	5,989,759
Energy Equipment & Services-0.66%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 1.23%, 12/15/2023	8,000,000	7,988,514
Schlumberger Investment S.A., 3.65%, 12/01/2023	3,000,000	3,000,000
		10,988,514
Food Products-0.47%
Kellanova, 2.65%, 12/01/2023	7,830,000	7,830,000
	Principal Amount	Value
Health Care Equipment & Supplies-1.16%
Baxter International, Inc., 0.87%, 12/01/2023	$11,000,000	$11,000,000
Stryker Corp., 0.60%, 12/01/2023	8,500,000	8,500,000
		19,500,000
Health Care Providers & Services-0.36%
CVS Health Corp., 4.00%, 12/05/2023	6,000,000	5,999,660
Multi-Utilities-0.54%
Consolidated Edison, Inc., Series A, 0.65%, 12/01/2023	9,000,000	9,000,000
Pharmaceuticals-0.68%
Johnson & Johnson, 3.38%, 12/05/2023	11,390,000	11,389,202
Software-1.19%
Microsoft Corp., 3.63%, 12/15/2023	20,000,000	19,989,182
Total U.S. Dollar Denominated Bonds & Notes (Cost $154,155,855)		154,153,120
	Shares
Money Market Funds-3.69%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(c)(d) (Cost $61,687,778)	61,687,778	61,687,778
TOTAL INVESTMENTS IN SECURITIES-101.24% (Cost $1,693,644,759)		1,693,659,167
OTHER ASSETS LESS LIABILITIES-(1.24)%		(20,789,168)
NET ASSETS-100.00%		$1,672,869,999

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$20,478,188	$2,301,414,771	$(2,260,205,181)	$-	$-	$61,687,778	$980,460

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.03%
Aerospace & Defense-1.58%
Boeing Co. (The)
1.95%, 02/01/2024	$12,240,000	$12,162,488
1.43%, 02/04/2024	36,704,000	36,425,931
General Dynamics Corp., 2.38%, 11/15/2024	6,120,000	5,947,871
Howmet Aerospace, Inc., 5.13%, 10/01/2024(b)	8,626,000	8,587,183
		63,123,473
Air Freight & Logistics-0.15%
United Parcel Service, Inc., 2.80%, 11/15/2024(b)	6,120,000	5,973,676
Automobile Components-1.32%
American Honda Finance Corp.
2.90%, 02/16/2024	6,115,000	6,079,171
2.40%, 06/27/2024	6,120,000	6,011,722
0.55%, 07/12/2024	11,012,000	10,687,227
0.75%, 08/09/2024	12,237,000	11,841,274
2.15%, 09/10/2024	9,176,000	8,938,384
Magna International, Inc. (Canada), 3.63%, 06/15/2024	9,172,000	9,063,283
		52,621,061
Automobiles-3.03%
Ford Motor Credit Co. LLC, 4.06%, 11/01/2024	18,430,000	18,004,299
PACCAR Financial Corp., 3.15%, 06/13/2024	6,120,000	6,044,052
Toyota Motor Corp. (Japan)
0.68%, 03/25/2024(b)	15,290,000	15,060,166
2.36%, 07/02/2024	6,120,000	6,014,224
Toyota Motor Credit Corp.
0.45%, 01/11/2024	12,239,000	12,172,581
2.50%, 03/22/2024(b)	14,680,000	14,549,584
2.90%, 04/17/2024	6,120,000	6,060,353
0.50%, 06/18/2024	10,405,000	10,120,761
0.63%, 09/13/2024	12,240,000	11,791,723
4.40%, 09/20/2024(b)	15,290,000	15,157,168
2.00%, 10/07/2024	6,120,000	5,941,216
		120,916,127
Banks-19.60%
Banco Santander S.A. (Spain), 3.89%, 05/24/2024(b)	18,472,000	18,305,612
Bank of America Corp.
4.13%, 01/22/2024	30,586,000	30,515,348
4.00%, 04/01/2024(b)	28,203,000	28,030,729
4.20%, 08/26/2024	36,708,000	36,274,872
Bank of Montreal (Canada)
2.15%, 03/08/2024(b)	15,291,000	15,147,780
5.20%, 12/12/2024	12,240,000	12,184,893
Series H, 4.25%, 09/14/2024(b)	18,354,000	18,158,936
Bank of Nova Scotia (The) (Canada)
2.44%, 03/11/2024(b)	11,016,000	10,916,600
5.25%, 12/06/2024	12,234,000	12,194,520
Barclays Bank PLC (United Kingdom), 3.75%, 05/15/2024	7,280,000	7,213,813
Barclays PLC (United Kingdom), 4.38%, 09/11/2024	15,410,000	15,160,502
BNP Paribas S.A. (France), 4.25%, 10/15/2024	12,285,000	12,072,406
	Principal Amount	Value
Banks-(continued)
BPCE S.A. (France), 4.00%, 04/15/2024(b)	$18,240,000	$18,117,828
Canadian Imperial Bank of Commerce (Canada), 1.00%, 10/18/2024	7,951,000	7,639,878
Citigroup, Inc.
3.75%, 06/16/2024	7,622,000	7,548,517
4.00%, 08/05/2024	9,179,000	9,046,039
Cooperatieve Rabobank U.A. (Netherlands)
0.38%, 01/12/2024	9,300,000	9,243,230
3.88%, 08/22/2024	12,240,000	12,100,537
Credit Suisse AG (Switzerland)
0.50%, 02/02/2024	11,011,400	10,911,134
4.75%, 08/09/2024	13,050,000	12,930,643
3.63%, 09/09/2024	34,500,000	33,821,903
Fifth Third Bancorp, 4.30%, 01/16/2024(b)	9,202,000	9,175,523
HSBC Holdings PLC (United Kingdom), 4.25%, 03/14/2024	24,506,000	24,378,016
HSBC USA, Inc.
3.75%, 05/24/2024	12,350,000	12,216,781
3.50%, 06/23/2024	9,211,000	9,094,762
Intesa Sanpaolo S.p.A. (Italy), 5.25%, 01/12/2024	7,948,000	7,938,541
JPMorgan Chase & Co.
3.88%, 02/01/2024(b)	18,353,000	18,297,111
3.63%, 05/13/2024(b)	24,472,000	24,263,125
3.88%, 09/10/2024	36,708,000	36,185,560
Lloyds Banking Group PLC (United Kingdom), 4.50%, 11/04/2024(b)	12,350,000	12,133,201
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.80%, 07/18/2024	12,361,000	12,138,306
National Bank of Canada (Canada), 0.75%, 08/06/2024	6,100,000	5,905,079
NatWest Group PLC (United Kingdom), 5.13%, 05/28/2024	6,523,000	6,478,454
PNC Bank N.A.
2.50%, 08/27/2024	7,400,000	7,231,089
3.30%, 10/30/2024(b)	6,195,000	6,063,699
PNC Financial Services Group, Inc. (The)
3.90%, 04/29/2024(b)	9,202,000	9,128,935
2.20%, 11/01/2024	7,955,000	7,710,312
Royal Bank of Canada (Canada)
3.97%, 07/26/2024	18,354,000	18,157,164
0.65%, 07/29/2024(b)	10,403,000	10,073,500
5.66%, 10/25/2024(b)	14,069,000	14,079,891
Santander UK PLC (United Kingdom), 4.00%, 03/13/2024	12,239,000	12,178,396
Sumitomo Mitsui Banking Corp. (Japan)
3.95%, 01/10/2024(b)	6,152,000	6,140,214
3.40%, 07/11/2024(b)	6,133,000	6,046,161
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.51%, 01/12/2024	6,240,000	6,204,380
2.70%, 07/16/2024(b)	24,503,000	24,058,408
2.45%, 09/27/2024	12,349,000	12,044,092
Toronto-Dominion Bank (The) (Canada)
2.35%, 03/08/2024	18,357,000	18,197,123
4.29%, 09/13/2024	18,499,000	18,313,615
1.25%, 12/13/2024(b)	6,119,000	5,855,140
Truist Bank, 2.15%, 12/06/2024	15,189,000	14,632,591
Truist Financial Corp., 2.85%, 10/26/2024	12,239,000	11,909,555
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Banks-(continued)
U.S. Bancorp
3.70%, 01/30/2024(b)	$9,202,000	$9,163,325
3.60%, 09/11/2024	12,239,000	12,041,075
Wells Fargo & Co.
4.48%, 01/16/2024	8,844,000	8,826,497
3.30%, 09/09/2024	27,525,000	27,087,014
		780,882,355
Beverages-1.38%
Coca-Cola Co. (The), 1.75%, 09/06/2024	12,240,000	11,944,458
Constellation Brands, Inc., 3.60%, 05/09/2024	6,726,000	6,657,418
Diageo Capital PLC (United Kingdom), 2.13%, 10/24/2024	7,310,000	7,089,885
Keurig Dr Pepper, Inc., 0.75%, 03/15/2024	14,070,000	13,869,053
PepsiCo, Inc., 3.60%, 03/01/2024	15,400,000	15,326,391
		54,887,205
Biotechnology-2.08%
AbbVie, Inc., 2.60%, 11/21/2024(b)	45,851,000	44,580,757
Amgen, Inc., 3.63%, 05/22/2024	17,130,500	16,961,171
Gilead Sciences, Inc., 3.70%, 04/01/2024	21,410,000	21,268,680
		82,810,608
Broadline Retail-2.80%
Amazon.com, Inc.
2.73%, 04/13/2024	18,357,000	18,179,673
0.45%, 05/12/2024(b)	30,593,000	29,923,957
2.80%, 08/22/2024	24,473,000	24,054,453
4.70%, 11/29/2024	15,291,000	15,214,681
3.80%, 12/05/2024	15,298,000	15,090,912
eBay, Inc., 3.45%, 08/01/2024	9,180,000	9,050,485
		111,514,161
Capital Markets-7.98%
Ameriprise Financial, Inc., 3.70%, 10/15/2024(b)	7,101,000	6,984,086
Bank of New York Mellon Corp. (The)
0.50%, 04/26/2024(b)	7,339,000	7,192,124
3.40%, 05/15/2024(b)	6,121,000	6,059,899
3.25%, 09/11/2024(b)	6,121,000	6,001,149
2.10%, 10/24/2024	12,232,000	11,862,884
Series 12, 3.65%, 02/04/2024	9,202,000	9,164,892
Series J, 0.85%, 10/25/2024(b)	8,566,000	8,208,005
BlackRock, Inc., 3.50%, 03/18/2024(b)	12,600,000	12,513,704
Charles Schwab Corp. (The), 0.75%, 03/18/2024(b)	18,700,000	18,423,638
Deutsche Bank AG (Germany)
3.70%, 05/30/2024	9,172,000	9,055,275
3.70%, 05/30/2024	9,537,000	9,402,893
FS KKR Capital Corp., 1.65%, 10/12/2024	6,120,000	5,874,162
Goldman Sachs Group, Inc. (The)
4.00%, 03/03/2024(b)	36,709,000	36,515,858
3.00%, 03/15/2024	28,142,000	27,906,471
3.85%, 07/08/2024	27,526,000	27,209,045
5.70%, 11/01/2024(b)	24,470,000	24,461,420
Morgan Stanley
3.70%, 10/23/2024(b)	36,710,000	36,088,290
Series F, 3.88%, 04/29/2024(b)	36,711,000	36,452,459
	Principal Amount	Value
Capital Markets-(continued)
State Street Corp., 3.30%, 12/16/2024	$12,239,000	$11,974,071
Stifel Financial Corp., 4.25%, 07/18/2024	6,505,000	6,423,322
		317,773,647
Chemicals-0.91%
Celanese US Holdings LLC, 5.90%, 07/05/2024	6,604,000	6,589,199
LyondellBasell Industries N.V., 5.75%, 04/15/2024(b)	9,615,000	9,604,310
Nutrien Ltd. (Canada), 5.90%, 11/07/2024	6,300,000	6,307,383
Sherwin-Williams Co. (The)
3.13%, 06/01/2024	6,300,000	6,217,453
4.05%, 08/08/2024	7,500,000	7,426,148
		36,144,493
Communications Equipment-0.31%
Cisco Systems, Inc., 3.63%, 03/04/2024(b)	12,502,000	12,456,132
Construction & Engineering-0.15%
Quanta Services, Inc., 0.95%, 10/01/2024	6,120,000	5,872,835
Construction Materials-0.17%
Vulcan Materials Co., 5.80%, 03/01/2026	6,730,000	6,727,915
Consumer Finance-3.59%
Ally Financial, Inc., 5.13%, 09/30/2024(b)	8,561,000	8,481,404
American Express Co.
3.38%, 05/03/2024	24,466,000	24,243,135
3.00%, 10/30/2024(b)	20,190,000	19,725,697
3.63%, 12/05/2024	7,342,000	7,202,809
Capital One Financial Corp., 3.75%, 04/24/2024	9,202,000	9,121,660
Discover Bank, 2.45%, 09/12/2024	9,075,000	8,803,098
Discover Financial Services, 3.95%, 11/06/2024	6,120,000	5,986,058
General Motors Financial Co., Inc.
1.05%, 03/08/2024	10,405,000	10,273,662
3.95%, 04/13/2024(b)	15,290,000	15,170,760
1.20%, 10/15/2024	10,405,000	9,987,696
3.50%, 11/07/2024(b)	9,177,000	8,972,726
Synchrony Financial, 4.25%, 08/15/2024(b)	15,296,000	15,042,021
		143,010,726
Consumer Staples Distribution & Retail-1.98%
Costco Wholesale Corp., 2.75%, 05/18/2024(b)	12,240,000	12,106,341
Dollar General Corp., 4.25%, 09/20/2024(b)	9,177,000	9,052,602
Kroger Co. (The), 4.00%, 02/01/2024	6,117,000	6,096,891
Target Corp., 3.50%, 07/01/2024	12,233,000	12,130,195
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	14,150,000	13,836,621
Walmart, Inc.
3.30%, 04/22/2024	18,350,000	18,192,989
2.65%, 12/15/2024	7,712,000	7,511,597
		78,927,236
Diversified REITs-0.15%
W.P. Carey, Inc., 4.60%, 04/01/2024	6,120,000	6,077,619
Diversified Telecommunication Services-1.33%
AT&T, Inc., 0.90%, 03/25/2024	27,526,000	27,113,792

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Verizon Communications, Inc.
0.75%, 03/22/2024	$12,230,000	$12,049,993
3.50%, 11/01/2024(b)	14,210,000	13,947,731
		53,111,516
Electric Utilities-3.31%
Avangrid, Inc., 3.15%, 12/01/2024(b)	7,340,000	7,134,752
Duke Energy Corp., 3.75%, 04/15/2024	12,240,000	12,160,368
Edison International, 3.55%, 11/15/2024	6,117,000	5,975,042
Entergy Louisiana LLC, 0.95%, 10/01/2024	12,238,000	11,802,533
Evergy, Inc., 2.45%, 09/15/2024	9,792,000	9,536,395
Eversource Energy, 4.20%, 06/27/2024	11,010,000	10,906,674
Florida Power & Light Co., 3.25%, 06/01/2024	6,122,000	6,047,334
Interstate Power and Light Co., 3.25%, 12/01/2024(b)	6,116,000	5,967,375
MidAmerican Energy Co., 3.50%, 10/15/2024(b)	6,120,000	6,015,732
National Rural Utilities Cooperative Finance Corp., 0.35%, 02/08/2024(b)	6,120,000	6,060,984
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/2024	13,463,000	13,341,895
4.20%, 06/20/2024	9,179,000	9,093,643
Pacific Gas and Electric Co., 3.25%, 02/16/2024	12,240,000	12,165,744
Southern California Edison Co., 1.10%, 04/01/2024	8,560,000	8,422,570
Southern Co. (The), Series 21-A, 0.60%, 02/26/2024	7,340,000	7,249,667
		131,880,708
Electronic Equipment, Instruments & Components-0.88%
Arrow Electronics, Inc.
3.25%, 09/08/2024(b)	6,200,000	6,068,878
6.13%, 03/01/2026	6,300,000	6,293,755
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024	7,040,000	6,973,613
Keysight Technologies, Inc., 4.55%, 10/30/2024	7,600,000	7,502,466
TD SYNNEX Corp., 1.25%, 08/09/2024	8,700,000	8,404,072
		35,242,784
Entertainment-0.91%
Walt Disney Co. (The), 1.75%, 08/30/2024(b)	18,349,000	17,845,090
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	18,354,000	18,372,124
		36,217,214
Financial Services-3.42%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.15%, 02/15/2024	10,850,000	10,779,353
1.65%, 10/29/2024	39,847,000	38,244,451
Series 3NC1, 1.75%, 10/29/2024	12,240,000	11,765,498
Fidelity National Information Services, Inc., 0.60%, 03/01/2024	9,200,000	9,080,609
Fiserv, Inc., 2.75%, 07/01/2024	24,700,000	24,267,223
Global Payments, Inc., 1.50%, 11/15/2024(b)	6,300,000	6,043,094
Mastercard, Inc., 3.38%, 04/01/2024	12,605,000	12,512,749
	Principal Amount	Value
Financial Services-(continued)
ORIX Corp. (Japan), 3.25%, 12/04/2024	$8,802,000	$8,580,254
PayPal Holdings, Inc., 2.40%, 10/01/2024	15,500,000	15,100,274
		136,373,505
Food Products-1.19%
General Mills, Inc., 3.65%, 02/15/2024	6,120,000	6,093,129
Hormel Foods Corp., 0.65%, 06/03/2024(b)	11,700,000	11,416,876
McCormick & Co., Inc., 3.15%, 08/15/2024	8,601,000	8,453,922
Mondelez International, Inc., 2.13%, 03/17/2024	6,122,000	6,058,396
Tyson Foods, Inc., 3.95%, 08/15/2024	15,400,000	15,236,279
		47,258,602
Gas Utilities-0.47%
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/2024(b)	7,342,000	7,122,103
ONE Gas, Inc., 1.10%, 03/11/2024	5,783,000	5,707,787
Southern California Gas Co., 3.15%, 09/15/2024(b)	6,120,000	6,003,756
		18,833,646
Ground Transportation-0.97%
Burlington Northern Santa Fe LLC
3.75%, 04/01/2024	6,119,000	6,079,913
3.40%, 09/01/2024	8,568,000	8,437,819
Canadian Pacific Railway Co. (Canada), 1.35%, 12/02/2024	18,351,000	17,588,544
CSX Corp., 3.40%, 08/01/2024(b)	6,730,000	6,633,785
		38,740,061
Health Care Equipment & Supplies-1.92%
Baxter International, Inc., 1.32%, 11/29/2024(b)	17,000,000	16,267,862
Becton, Dickinson and Co.
3.36%, 06/06/2024	12,210,000	12,055,454
3.73%, 12/15/2024(b)	10,706,000	10,496,389
DH Europe Finance II S.a.r.l., 2.20%, 11/15/2024(b)	8,567,000	8,303,748
GE HealthCare Technologies, Inc., 5.55%, 11/15/2024(b)	12,230,000	12,202,770
Stryker Corp., 3.38%, 05/15/2024	7,340,000	7,265,127
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	10,399,000	9,961,918
		76,553,268
Health Care Providers & Services-3.89%
Aetna, Inc., 3.50%, 11/15/2024	9,180,000	8,995,468
Cardinal Health, Inc., 3.08%, 06/15/2024	9,302,000	9,164,503
Cencora, Inc., 3.40%, 05/15/2024	6,117,000	6,049,831
Cigna Group (The)
0.61%, 03/15/2024	6,120,000	6,031,515
3.50%, 06/15/2024	8,732,000	8,627,858
5.69%, 03/15/2026(b)	8,562,000	8,552,832
CommonSpirit Health, 2.76%, 10/01/2024	9,497,000	9,225,081
CVS Health Corp., 3.38%, 08/12/2024	7,999,000	7,867,345
Elevance Health, Inc.
3.50%, 08/15/2024	9,793,000	9,637,539
3.35%, 12/01/2024	10,399,000	10,161,463
HCA, Inc., 5.00%, 03/15/2024	24,470,000	24,403,149

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
Humana, Inc.
3.85%, 10/01/2024	$6,997,000	$6,887,712
5.70%, 03/13/2026	6,115,000	6,115,152
Laboratory Corp. of America Holdings, 3.25%, 09/01/2024	7,339,000	7,198,565
McKesson Corp., 3.80%, 03/15/2024(b)	7,921,000	7,874,149
UnitedHealth Group, Inc.
0.55%, 05/15/2024	12,233,000	11,961,707
5.00%, 10/15/2024	6,117,000	6,095,585
		154,849,454
Hotels, Restaurants & Leisure-0.37%
Hyatt Hotels Corp., 1.80%, 10/01/2024	9,130,000	8,826,663
McDonald’s Corp., 3.25%, 06/10/2024	6,120,000	6,043,399
		14,870,062
Household Durables-0.29%
D.R. Horton, Inc., 2.50%, 10/15/2024	6,115,000	5,941,840
Lennar Corp., 4.50%, 04/30/2024	5,549,000	5,523,126
		11,464,966
Household Products-0.15%
Colgate-Palmolive Co., 3.25%, 03/15/2024	6,115,000	6,071,919
Insurance-1.54%
American International Group, Inc., 4.13%, 02/15/2024	5,618,000	5,594,441
Aon Global Ltd., 3.50%, 06/14/2024	7,345,000	7,258,023
Brown & Brown, Inc., 4.20%, 09/15/2024	6,115,000	6,045,994
Chubb INA Holdings, Inc., 3.35%, 05/15/2024	8,567,000	8,478,560
CNA Financial Corp., 3.95%, 05/15/2024	6,729,000	6,664,336
Marsh & McLennan Cos., Inc., 3.50%, 06/03/2024	7,341,000	7,255,084
MetLife, Inc., 3.60%, 04/10/2024	12,240,000	12,150,512
Willis North America, Inc., 3.60%, 05/15/2024	7,950,000	7,860,839
		61,307,789
Interactive Media & Services-0.26%
Alphabet, Inc., 3.38%, 02/25/2024(b)	10,450,000	10,402,470
IT Services-0.61%
International Business Machines Corp., 3.63%, 02/12/2024	24,530,000	24,432,953
Leisure Products-0.15%
Hasbro, Inc., 3.00%, 11/19/2024	6,115,000	5,943,757
Life Sciences Tools & Services-0.95%
Revvity, Inc., 0.85%, 09/15/2024	8,763,000	8,429,565
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	30,590,000	29,444,203
		37,873,768
Machinery-4.26%
Caterpillar Financial Services Corp.
0.95%, 01/10/2024	14,680,000	14,607,696
0.45%, 05/17/2024	13,460,000	13,155,553
0.60%, 09/13/2024	9,180,000	8,846,658
2.15%, 11/08/2024(b)	12,240,000	11,889,561
3.25%, 12/01/2024	7,650,000	7,497,808
Caterpillar, Inc., 3.40%, 05/15/2024(b)	12,240,000	12,128,509
CNH Industrial Capital LLC, 4.20%, 01/15/2024	6,120,000	6,105,026
	Principal Amount	Value
Machinery-(continued)
Illinois Tool Works, Inc., 3.50%, 03/01/2024	$8,560,000	$8,516,498
John Deere Capital Corp.
0.90%, 01/10/2024	6,115,000	6,085,656
0.45%, 01/17/2024	9,790,000	9,728,602
0.45%, 06/07/2024	7,345,000	7,158,333
3.35%, 06/12/2024(b)	6,120,000	6,050,392
2.65%, 06/24/2024	7,340,000	7,223,741
0.63%, 09/10/2024	6,119,000	5,895,296
4.55%, 10/11/2024	7,343,000	7,300,186
Parker-Hannifin Corp.
3.65%, 06/15/2024	17,130,000	16,926,313
3.30%, 11/21/2024	6,113,000	5,981,462
Trane Technologies Financing Ltd., 3.55%, 11/01/2024	6,120,000	6,004,700
Wabtec Corp., 4.15%, 03/15/2024	8,870,000	8,809,966
		169,911,956
Media-0.79%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.50%, 02/01/2024	13,460,000	13,420,649
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024(b)	9,173,000	9,000,088
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	9,180,000	9,030,049
		31,450,786
Metals & Mining-0.23%
Freeport-McMoRan, Inc., 4.55%, 11/14/2024	9,101,000	8,978,501
Multi-Utilities-0.36%
Black Hills Corp., 1.04%, 08/23/2024	7,338,000	7,086,205
WEC Energy Group, Inc., 0.80%, 03/15/2024	7,338,000	7,229,790
		14,315,995
Office REITs-0.21%
Boston Properties L.P., 3.80%, 02/01/2024	8,569,000	8,533,445
Oil, Gas & Consumable Fuels-7.42%
Boardwalk Pipelines L.P., 4.95%, 12/15/2024	7,340,000	7,257,488
Canadian Natural Resources Ltd. (Canada), 3.80%, 04/15/2024(b)	6,113,000	6,064,833
Chevron Corp., 2.90%, 03/03/2024	12,240,000	12,155,238
Chevron USA, Inc., 3.90%, 11/15/2024	7,650,000	7,556,082
ConocoPhillips Co., 2.13%, 03/08/2024	5,640,000	5,586,592
Continental Resources, Inc., 3.80%, 06/01/2024	10,930,000	10,806,559
Enbridge, Inc. (Canada)
3.50%, 06/10/2024(b)	6,120,000	6,046,114
5.97%, 03/08/2026	8,560,000	8,555,365
Energy Transfer L.P.
4.25%, 04/01/2024	6,120,000	6,085,551
3.90%, 05/15/2024	7,335,000	7,268,846
Enterprise Products Operating LLC, 3.90%, 02/15/2024	10,400,000	10,359,653
Equinor ASA (Norway), 3.70%, 03/01/2024	12,240,000	12,187,604

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Exxon Mobil Corp.
3.18%, 03/15/2024(b)	$12,240,000	$12,162,465
2.02%, 08/16/2024(b)	12,240,000	11,960,196
Kinder Morgan Energy Partners L.P.
4.15%, 02/01/2024	7,950,000	7,925,453
4.30%, 05/01/2024	7,340,000	7,284,203
4.25%, 09/01/2024	7,949,000	7,860,366
Marathon Petroleum Corp., 3.63%, 09/15/2024	9,180,000	9,021,860
MPLX L.P., 4.88%, 12/01/2024	14,060,000	13,909,743
Phillips 66, 0.90%, 02/15/2024	9,790,000	9,685,547
Plains All American Pipeline L.P./PAA Finance Corp., 3.60%, 11/01/2024	9,180,000	8,998,272
Shell International Finance B.V. (Netherlands), 2.00%, 11/07/2024	15,290,000	14,836,080
Spectra Energy Partners L.P., 4.75%, 03/15/2024	12,240,000	12,202,629
TotalEnergies Capital International S.A. (France)
3.70%, 01/15/2024	12,240,000	12,208,858
3.75%, 04/10/2024	15,290,000	15,186,635
TransCanada PipeLines Ltd. (Canada)
1.00%, 10/12/2024	15,290,000	14,671,518
6.20%, 03/09/2026	10,400,000	10,401,217
Williams Cos., Inc. (The)
4.30%, 03/04/2024	12,240,000	12,189,218
4.55%, 06/24/2024	15,290,000	15,179,956
		295,614,141
Passenger Airlines-0.27%
Delta Air Lines, Inc., 2.90%, 10/28/2024	11,010,000	10,668,229
Personal Care Products-0.75%
Estee Lauder Cos., Inc. (The), 2.00%, 12/01/2024	6,119,000	5,914,721
Unilever Capital Corp. (United Kingdom)
3.25%, 03/07/2024	6,110,000	6,074,298
2.60%, 05/05/2024	12,222,000	12,069,914
0.63%, 08/12/2024	6,110,000	5,907,447
		29,966,380
Pharmaceuticals-2.02%
AstraZeneca Finance LLC (United Kingdom), 0.70%, 05/28/2024	19,581,000	19,130,829
Eli Lilly and Co., 5.00%, 02/27/2026(b)	9,180,000	9,181,608
Haleon US Capital LLC, 3.02%, 03/24/2024	7,940,000	7,864,462
Novartis Capital Corp. (Switzerland), 3.40%, 05/06/2024(b)	26,310,000	26,081,497
Pfizer, Inc., 3.40%, 05/15/2024(b)	12,240,000	12,143,168
Wyeth LLC, 6.45%, 02/01/2024	6,115,000	6,120,984
		80,522,548
Professional Services-0.22%
Equifax, Inc., 2.60%, 12/01/2024	9,200,000	8,907,613
Retail REITs-0.75%
Simon Property Group L.P.
3.75%, 02/01/2024	7,340,000	7,309,150
2.00%, 09/13/2024	12,240,000	11,891,342
3.38%, 10/01/2024	11,010,000	10,789,481
		29,989,973
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-2.21%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	$10,300,000	$10,268,385
Intel Corp.
2.88%, 05/11/2024	15,500,000	15,317,078
2.70%, 06/17/2024	590,000	580,381
KLA Corp., 4.65%, 11/01/2024	9,405,000	9,333,376
Microchip Technology, Inc., 0.97%, 02/15/2024	17,400,000	17,227,102
NVIDIA Corp., 0.58%, 06/14/2024(b)	15,500,000	15,108,507
QUALCOMM, Inc., 2.90%, 05/20/2024(b)	11,300,000	11,159,998
Xilinx, Inc., 2.95%, 06/01/2024(b)	9,180,000	9,061,761
		88,056,588
Software-2.74%
Microsoft Corp., 2.88%, 02/06/2024	27,800,000	27,674,248
Oracle Corp.
3.40%, 07/08/2024(b)	25,000,000	24,629,762
2.95%, 11/15/2024	24,530,000	23,902,967
Roper Technologies, Inc., 2.35%, 09/15/2024	6,300,000	6,132,517
Salesforce, Inc., 0.63%, 07/15/2024(b)	12,240,000	11,883,371
VMware, Inc., 1.00%, 08/15/2024	15,605,000	15,097,572
		109,320,437
Specialized REITs-0.69%
American Tower Corp.
0.60%, 01/15/2024	6,117,000	6,078,562
5.00%, 02/15/2024(b)	12,240,000	12,213,682
Crown Castle, Inc., 3.20%, 09/01/2024	9,180,000	9,001,767
		27,294,011
Specialty Retail-0.65%
Dell International LLC/EMC Corp., 4.00%, 07/15/2024	12,500,000	12,358,953
Home Depot, Inc. (The), 3.75%, 02/15/2024	13,455,000	13,408,353
		25,767,306
Technology Hardware, Storage & Peripherals-2.85%
Apple, Inc.
3.00%, 02/09/2024	21,600,000	21,489,829
3.45%, 05/06/2024	30,700,000	30,437,645
2.85%, 05/11/2024(b)	21,600,000	21,380,339
1.80%, 09/11/2024(b)	9,300,000	9,059,562
Hewlett Packard Enterprise Co.
1.45%, 04/01/2024(b)	12,240,000	12,062,694
5.90%, 10/01/2024	19,100,000	19,101,433
		113,531,502
Tobacco-1.07%
Altria Group, Inc., 4.00%, 01/31/2024(b)	9,496,000	9,461,201
BAT Capital Corp. (United Kingdom), 2.79%, 09/06/2024	12,235,000	11,954,776
Philip Morris International, Inc.
3.25%, 11/10/2024(b)	9,173,000	8,980,728
5.13%, 11/15/2024(b)	12,240,000	12,193,217
		42,589,922

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Trading Companies & Distributors-0.56%
Air Lease Corp.
0.70%, 02/15/2024	$9,180,000	$9,080,101
0.80%, 08/18/2024	7,340,000	7,067,921
4.25%, 09/15/2024	6,120,000	6,038,980
		22,187,002
Wireless Telecommunication Services-1.19%
Bell Canada (Canada), Series US-3, 0.75%, 03/17/2024(b)	7,340,000	7,235,599
Sprint LLC, 7.13%, 06/15/2024	30,590,000	30,752,953
Vodafone Group PLC (United Kingdom), 3.75%, 01/16/2024	9,504,000	9,478,355
		47,466,907
Total U.S. Dollar Denominated Bonds & Notes (Cost $4,001,086,538)		3,946,220,953
	Shares
Money Market Funds-0.34%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(c)(d) (Cost $13,589,795)	13,589,795	13,589,795
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.37% (Cost $4,014,676,333)		3,959,810,748
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.46%
Invesco Private Government Fund, 5.32%(c)(d)(e)	61,214,238	$61,214,238
Invesco Private Prime Fund, 5.55%(c)(d)(e)	156,202,295	156,264,776
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $217,449,628)		217,479,014
TOTAL INVESTMENTS IN SECURITIES-104.83% (Cost $4,232,125,961)		4,177,289,762
OTHER ASSETS LESS LIABILITIES-(4.83)%		(192,423,123)
NET ASSETS-100.00%		$3,984,866,639

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,589,150	$47,605,264	$(50,604,619)	$-	$-	$13,589,795	$196,160
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	48,524,883	106,789,282	(94,099,927)	-	-	61,214,238	732,158*
Invesco Private Prime Fund	124,841,911	238,691,249	(207,325,215)	26,153	30,678	156,264,776	1,988,161*
Total	$189,955,944	$393,085,795	$(352,029,761)	$26,153	$30,678	$231,068,809	$2,916,479

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.97%
Aerospace & Defense-2.25%
Boeing Co. (The), 4.88%, 05/01/2025	$24,283,000	$24,033,589
General Dynamics Corp.
3.25%, 04/01/2025	5,199,000	5,070,887
3.50%, 05/15/2025(b)	5,200,000	5,081,497
Howmet Aerospace, Inc., 6.88%, 05/01/2025	4,159,000	4,212,011
L3Harris Technologies, Inc., 3.83%, 04/27/2025	4,160,000	4,059,245
Lockheed Martin Corp., 4.95%, 10/15/2025(b)	3,470,000	3,471,077
Northrop Grumman Corp., 2.93%, 01/15/2025	10,406,000	10,118,289
Precision Castparts Corp., 3.25%, 06/15/2025	5,898,000	5,736,940
RTX Corp., 3.95%, 08/16/2025	10,406,000	10,150,907
		71,934,442
Air Freight & Logistics-0.21%
United Parcel Service, Inc., 3.90%, 04/01/2025(b)	6,935,000	6,818,458
Automobile Components-1.21%
American Honda Finance Corp.
1.50%, 01/13/2025	7,632,000	7,319,877
5.00%, 05/23/2025	5,202,000	5,182,848
1.20%, 07/08/2025(b)	5,205,000	4,889,081
1.00%, 09/10/2025	5,205,000	4,840,596
5.80%, 10/03/2025	6,595,000	6,657,109
Series A, 4.60%, 04/17/2025(b)	5,550,000	5,499,660
Magna International, Inc. (Canada), 4.15%, 10/01/2025	4,501,000	4,415,522
		38,804,693
Automobiles-4.42%
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	8,670,000	8,242,118
4.69%, 06/09/2025	4,070,000	3,955,805
5.13%, 06/16/2025	12,100,000	11,832,999
4.13%, 08/04/2025	9,700,000	9,316,317
3.38%, 11/13/2025	14,600,000	13,762,915
General Motors Co.
4.00%, 04/01/2025	3,467,000	3,379,721
6.13%, 10/01/2025	13,881,000	13,951,778
Honda Motor Co. Ltd. (Japan), 2.27%, 03/10/2025(b)	6,941,000	6,688,624
PACCAR Financial Corp., 3.55%, 08/11/2025	4,196,000	4,092,652
Toyota Motor Credit Corp.
4.80%, 01/10/2025	8,330,000	8,295,426
1.45%, 01/13/2025	7,981,000	7,660,222
1.80%, 02/13/2025(b)	9,710,000	9,330,157
3.00%, 04/01/2025(b)	8,670,000	8,424,084
3.40%, 04/14/2025(b)	3,473,000	3,389,214
3.95%, 06/30/2025	9,022,000	8,855,132
3.65%, 08/18/2025(b)	5,204,000	5,074,112
5.60%, 09/11/2025(b)	4,159,000	4,196,771
0.80%, 10/16/2025(b)	6,941,000	6,425,777
5.40%, 11/10/2025	4,510,000	4,542,854
		141,416,678
	Principal Amount	Value
Banks-19.95%
Banco Santander S.A. (Spain)
3.50%, 03/24/2025(b)	$8,777,000	$8,515,878
2.75%, 05/28/2025(b)	10,400,000	9,896,140
5.15%, 08/18/2025	12,203,000	12,038,373
Bank of America Corp.
4.00%, 01/22/2025	17,345,000	17,007,540
3.88%, 08/01/2025(b)	12,437,000	12,163,127
Series L, 3.95%, 04/21/2025	17,344,000	16,922,581
Bank of America N.A., 5.65%, 08/18/2025	13,904,000	13,976,786
Bank of Montreal (Canada)
1.50%, 01/10/2025(b)	9,364,000	8,962,855
3.70%, 06/07/2025(b)	9,018,000	8,776,150
5.92%, 09/25/2025(b)	8,330,000	8,394,504
Bank of Nova Scotia (The) (Canada)
1.45%, 01/10/2025(b)	9,403,000	8,992,116
3.45%, 04/11/2025	12,141,000	11,798,347
5.45%, 06/12/2025(b)	11,278,000	11,252,109
Canadian Imperial Bank of Commerce (Canada)
3.30%, 04/07/2025	9,364,000	9,068,792
5.14%, 04/28/2025	8,670,000	8,614,627
3.95%, 08/04/2025(b)	9,367,000	9,131,599
Citibank N.A., 5.86%, 09/29/2025(b)	12,100,000	12,214,127
Citigroup, Inc.
3.88%, 03/26/2025(b)	6,998,000	6,815,667
3.30%, 04/27/2025	10,411,000	10,104,009
4.40%, 06/10/2025	17,343,000	17,005,047
5.50%, 09/13/2025	9,850,000	9,811,883
Citizens Bank N.A., 2.25%, 04/28/2025(b)	5,160,000	4,864,747
Cooperatieve Rabobank U.A. (Netherlands)
1.38%, 01/10/2025	6,890,000	6,603,874
5.00%, 01/13/2025(b)	6,890,000	6,862,628
5.50%, 07/18/2025	6,005,000	6,018,275
4.38%, 08/04/2025	10,460,000	10,149,195
Credit Suisse AG (Switzerland)
7.95%, 01/09/2025	8,650,000	8,821,670
3.70%, 02/21/2025	13,597,000	13,203,329
2.95%, 04/09/2025	8,445,000	8,098,331
Fifth Third Bancorp, 2.38%, 01/28/2025	5,205,000	5,003,865
Fifth Third Bank N.A., 3.95%, 07/28/2025	5,170,000	5,011,603
HSBC Holdings PLC (United Kingdom), 4.25%, 08/18/2025	10,430,000	10,126,509
HSBC USA, Inc., 5.63%, 03/17/2025	8,670,000	8,669,256
Huntington Bancshares, Inc., 4.00%, 05/15/2025(b)	3,251,000	3,151,380
JPMorgan Chase & Co.
3.13%, 01/23/2025	17,344,000	16,905,561
3.90%, 07/15/2025(b)	17,499,000	17,126,433
KeyBank N.A.
3.30%, 06/01/2025	5,260,000	4,986,252
4.15%, 08/08/2025(b)	8,670,000	8,276,186
Lloyds Banking Group PLC (United Kingdom), 4.58%, 12/10/2025	9,305,000	8,982,635
Manufacturers & Traders Trust Co., 5.40%, 11/21/2025	3,567,000	3,513,538
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 02/25/2025	18,024,000	17,286,763
3.78%, 03/02/2025(b)	5,205,000	5,086,408
1.41%, 07/17/2025	12,236,000	11,445,384
Morgan Stanley Bank N.A., 5.48%, 07/16/2025(b)	8,480,000	8,501,362
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Banks-(continued)
National Bank of Canada (Canada), 5.25%, 01/17/2025	$7,260,000	$7,230,896
PNC Bank N.A., 3.25%, 06/01/2025	6,885,000	6,630,551
Regions Financial Corp., 2.25%, 05/18/2025	5,183,000	4,869,815
Royal Bank of Canada (Canada)
1.60%, 01/21/2025(b)	6,941,000	6,657,132
3.38%, 04/14/2025(b)	9,716,000	9,449,267
4.95%, 04/25/2025(b)	11,102,000	11,026,442
Santander Holdings USA, Inc.
3.45%, 06/02/2025	6,940,000	6,659,667
4.50%, 07/17/2025	7,702,000	7,516,910
Sumitomo Mitsui Banking Corp. (Japan), 3.65%, 07/23/2025(b)	3,420,000	3,312,432
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.35%, 01/15/2025(b)	8,670,000	8,363,136
1.47%, 07/08/2025	16,306,000	15,279,511
Toronto-Dominion Bank (The) (Canada)
1.45%, 01/10/2025(b)	5,552,000	5,317,404
3.77%, 06/06/2025(b)	11,451,000	11,161,991
Truist Bank
1.50%, 03/10/2025	8,670,000	8,196,316
3.63%, 09/16/2025	8,724,000	8,346,001
Truist Financial Corp.
4.00%, 05/01/2025	5,902,000	5,738,127
3.70%, 06/05/2025	6,940,000	6,734,276
1.20%, 08/05/2025	5,207,000	4,828,904
U.S. Bancorp, 1.45%, 05/12/2025	10,410,000	9,815,648
U.S. Bank N.A., 2.05%, 01/21/2025	7,030,000	6,753,728
UBS AG (Switzerland), 5.80%, 09/11/2025(b)	7,050,000	7,078,018
Wells Fargo & Co.
3.00%, 02/19/2025	17,342,000	16,829,337
3.55%, 09/29/2025	17,344,000	16,768,260
Wells Fargo Bank N.A., 5.55%, 08/01/2025(b)	13,910,000	13,958,383
		638,679,593
Beverages-1.21%
Diageo Capital PLC (United Kingdom)
1.38%, 09/29/2025(b)	5,200,000	4,863,403
5.20%, 10/24/2025(b)	3,420,000	3,424,996
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025	3,470,000	3,341,588
PepsiCo, Inc.
2.25%, 03/19/2025	10,408,000	10,041,002
2.75%, 04/30/2025(b)	6,935,000	6,719,848
3.50%, 07/17/2025(b)	4,861,000	4,750,017
5.25%, 11/10/2025	5,550,000	5,588,340
		38,729,194
Biotechnology-2.45%
AbbVie, Inc., 3.60%, 05/14/2025	26,020,000	25,407,453
Amgen, Inc.
1.90%, 02/21/2025	3,474,000	3,335,759
5.25%, 03/02/2025	13,880,000	13,831,504
3.13%, 05/01/2025(b)	6,940,000	6,722,811
Baxalta, Inc., 4.00%, 06/23/2025	5,555,000	5,431,256
Biogen, Inc., 4.05%, 09/15/2025	12,144,000	11,843,289
Gilead Sciences, Inc., 3.50%, 02/01/2025	12,138,000	11,879,799
		78,451,871
	Principal Amount	Value
Broadline Retail-1.20%
Amazon.com, Inc.
3.00%, 04/13/2025	$10,410,000	$10,140,972
0.80%, 06/03/2025	8,670,000	8,154,702
4.60%, 12/01/2025(b)	8,672,000	8,625,851
5.20%, 12/03/2025	6,051,000	6,082,321
eBay, Inc., 1.90%, 03/11/2025	5,550,000	5,297,811
		38,301,657
Building Products-0.11%
Fortune Brands Innovations, Inc., 4.00%, 06/15/2025	3,460,000	3,374,055
Capital Markets-6.88%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	3,500,000	3,390,736
Ares Capital Corp.
4.25%, 03/01/2025	4,160,000	4,032,646
3.25%, 07/15/2025(b)	8,670,000	8,209,933
Bank of New York Mellon Corp. (The)
1.60%, 04/24/2025(b)	8,674,000	8,240,431
Series G, 3.00%, 02/24/2025	5,203,000	5,054,482
Blue Owl Capital Corp., 3.75%, 07/22/2025	3,472,000	3,290,503
Brookfield Corp. (Canada), 4.00%, 01/15/2025(b)	3,500,000	3,434,001
Charles Schwab Corp. (The)
4.20%, 03/24/2025(b)	4,198,000	4,122,324
3.85%, 05/21/2025(b)	5,200,000	5,065,999
CME Group, Inc., 3.00%, 03/15/2025(b)	5,200,000	5,065,917
Deutsche Bank AG (Germany)
4.50%, 04/01/2025(b)	10,456,000	10,145,450
4.16%, 05/13/2025(b)	3,520,000	3,439,460
Goldman Sachs Group, Inc. (The)
3.50%, 01/23/2025	17,350,000	16,923,231
3.50%, 04/01/2025	24,280,000	23,585,070
3.75%, 05/22/2025	15,616,000	15,184,830
4.25%, 10/21/2025	13,877,000	13,521,174
Moody’s Corp., 3.75%, 03/24/2025	4,854,000	4,750,060
Morgan Stanley
4.00%, 07/23/2025(b)	20,811,000	20,336,179
5.00%, 11/24/2025	13,872,000	13,724,192
Nasdaq, Inc., 5.65%, 06/28/2025	3,500,000	3,509,660
Nomura Holdings, Inc. (Japan)
5.10%, 07/03/2025	5,508,000	5,434,723
1.85%, 07/16/2025	10,480,000	9,814,244
Northern Trust Corp., 3.95%, 10/30/2025(b)	5,206,000	5,087,310
State Street Corp., 3.55%, 08/18/2025	9,020,000	8,767,379
UBS Group AG (Switzerland), 3.75%, 03/26/2025	16,474,000	15,989,669
		220,119,603
Chemicals-0.91%
Air Products and Chemicals, Inc., 1.50%, 10/15/2025	3,805,000	3,565,721
Celanese US Holdings LLC, 6.05%, 03/15/2025	6,934,000	6,947,908
Eastman Chemical Co., 3.80%, 03/15/2025	4,848,000	4,724,476
EIDP, Inc., 1.70%, 07/15/2025	3,461,000	3,251,937
Linde, Inc., 4.70%, 12/05/2025	4,163,000	4,136,661

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Chemicals-(continued)
LYB International Finance III LLC, 1.25%, 10/01/2025(b)	$3,412,000	$3,154,656
Nutrien Ltd. (Canada), 5.95%, 11/07/2025	3,465,000	3,491,417
		29,272,776
Commercial Services & Supplies-0.29%
Republic Services, Inc., 3.20%, 03/15/2025	3,465,000	3,364,865
Waste Management, Inc.
3.13%, 03/01/2025(b)	2,925,000	2,846,851
0.75%, 11/15/2025	3,470,000	3,192,183
		9,403,899
Communications Equipment-0.11%
Cisco Systems, Inc., 3.50%, 06/15/2025(b)	3,474,000	3,405,121
Consumer Finance-4.11%
Ally Financial, Inc.
4.63%, 03/30/2025	3,470,000	3,393,777
5.80%, 05/01/2025(b)	5,200,000	5,162,301
5.75%, 11/20/2025(b)	7,300,000	7,166,985
American Express Co.
2.25%, 03/04/2025	12,144,000	11,663,339
3.95%, 08/01/2025	15,607,000	15,243,590
Capital One Financial Corp.
3.20%, 02/05/2025	6,936,000	6,701,971
4.25%, 04/30/2025(b)	5,200,000	5,064,884
4.20%, 10/29/2025(b)	10,501,000	10,092,487
Discover Financial Services, 3.75%, 03/04/2025	3,600,000	3,486,352
General Motors Financial Co., Inc.
4.00%, 01/15/2025	6,940,000	6,791,755
2.90%, 02/26/2025	8,670,000	8,354,169
3.80%, 04/07/2025(b)	7,630,000	7,416,507
4.35%, 04/09/2025	6,943,000	6,798,176
2.75%, 06/20/2025	8,670,000	8,261,727
4.30%, 07/13/2025	5,596,000	5,450,859
6.05%, 10/10/2025(b)	8,671,000	8,711,342
Synchrony Financial
4.88%, 06/13/2025(b)	5,199,000	5,025,533
4.50%, 07/23/2025	6,998,000	6,731,707
		131,517,461
Consumer Staples Distribution & Retail-1.35%
Dollar General Corp., 4.15%, 11/01/2025	3,470,000	3,379,131
Dollar Tree, Inc., 4.00%, 05/15/2025	6,940,000	6,759,613
Sysco Corp., 3.75%, 10/01/2025	5,202,000	5,044,505
Target Corp., 2.25%, 04/15/2025(b)	10,412,000	10,019,014
Walmart, Inc.
3.55%, 06/26/2025(b)	6,071,000	5,944,338
3.90%, 09/09/2025(b)	12,141,000	11,954,463
		43,101,064
Containers & Packaging-0.23%
Amcor Flexibles North America, Inc., 4.00%, 05/17/2025(b)	3,465,000	3,380,513
WRKCo, Inc., 3.75%, 03/15/2025	4,149,000	4,040,299
		7,420,812
Distributors-0.10%
Genuine Parts Co., 1.75%, 02/01/2025	3,460,000	3,307,885
	Principal Amount	Value
Diversified Consumer Services-0.10%
Yale University, Series 2020, 0.87%, 04/15/2025	$3,505,000	$3,312,649
Diversified REITs-0.11%
VICI Properties L.P., 4.38%, 05/15/2025	3,470,000	3,381,781
Diversified Telecommunication Services-0.56%
Verizon Communications, Inc.
3.38%, 02/15/2025(b)	9,182,299	8,962,524
0.85%, 11/20/2025(b)	9,801,000	9,011,228
		17,973,752
Electric Utilities-2.81%
Avangrid, Inc., 3.20%, 04/15/2025(b)	5,180,000	5,002,373
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025	8,644,000	8,492,783
Constellation Energy Generation LLC, 3.25%, 06/01/2025	6,220,000	6,002,362
Duke Energy Corp.
0.90%, 09/15/2025	4,511,000	4,161,479
5.00%, 12/08/2025	3,470,000	3,447,364
Duke Energy Progress LLC, 3.25%, 08/15/2025	3,469,000	3,360,900
Entergy Corp., 0.90%, 09/15/2025	5,548,000	5,102,735
Exelon Corp., 3.95%, 06/15/2025	5,601,000	5,464,443
Florida Power & Light Co.
2.85%, 04/01/2025	7,631,000	7,400,280
3.13%, 12/01/2025	4,196,000	4,038,120
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	3,470,000	3,369,372
1.88%, 02/07/2025	4,165,000	3,993,632
5.45%, 10/30/2025	3,470,000	3,483,558
NextEra Energy Capital Holdings, Inc., 4.45%, 06/20/2025	6,942,000	6,829,441
Pacific Gas and Electric Co., 3.45%, 07/01/2025	6,103,769	5,854,316
Pinnacle West Capital Corp., 1.30%, 06/15/2025	3,457,000	3,223,264
Southern Co. (The), 5.15%, 10/06/2025	3,470,000	3,449,486
Southern Power Co., 4.15%, 12/01/2025	3,470,000	3,393,587
Xcel Energy, Inc., 3.30%, 06/01/2025	4,161,000	4,020,143
		90,089,638
Electrical Equipment-0.11%
Emerson Electric Co., 3.15%, 06/01/2025	3,470,000	3,374,978
Electronic Equipment, Instruments & Components-0.13%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/2025	4,167,000	4,064,761
Energy Equipment & Services-0.18%
Halliburton Co., 3.80%, 11/15/2025	2,588,000	2,524,747
Schlumberger Finance Canada Ltd., 1.40%, 09/17/2025(b)	3,455,000	3,237,240
		5,761,987
Entertainment-1.21%
Netflix, Inc., 5.88%, 02/15/2025(b)	5,602,000	5,627,265
Take-Two Interactive Software, Inc., 3.55%, 04/14/2025	4,300,000	4,186,730
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025(b)	5,503,000	5,324,116

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Entertainment-(continued)
Walt Disney Co. (The), 3.35%, 03/24/2025	$12,200,000	$11,908,262
Warnermedia Holdings, Inc., 3.64%, 03/15/2025	12,105,000	11,779,126
		38,825,499
Financial Services-2.91%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.50%, 01/15/2025	5,514,000	5,358,111
6.50%, 07/15/2025	8,744,000	8,789,047
4.45%, 10/01/2025	4,183,000	4,066,555
Blackstone Private Credit Fund
4.70%, 03/24/2025	6,220,000	6,061,614
7.05%, 09/29/2025(b)	5,510,000	5,570,696
Corebridge Financial, Inc., 3.50%, 04/04/2025	6,916,000	6,704,587
Fidelity National Information Services, Inc., 4.50%, 07/15/2025(b)	5,199,000	5,114,969
Fiserv, Inc., 3.85%, 06/01/2025	6,249,000	6,097,135
Mastercard, Inc., 2.00%, 03/03/2025	5,205,000	5,013,682
PayPal Holdings, Inc., 1.65%, 06/01/2025(b)	6,936,000	6,570,298
Radian Group, Inc., 6.63%, 03/15/2025	3,641,000	3,625,726
Visa, Inc., 3.15%, 12/14/2025	27,755,000	26,828,162
Western Union Co. (The), 2.85%, 01/10/2025	3,471,000	3,353,185
		93,153,767
Food Products-1.00%
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025(b)	4,154,000	3,890,681
Campbell Soup Co., 3.95%, 03/15/2025	5,900,000	5,775,570
General Mills, Inc., 4.00%, 04/17/2025	5,598,000	5,485,040
JM Smucker Co. (The), 3.50%, 03/15/2025	6,999,000	6,824,456
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025(b)	5,174,000	5,076,678
Mondelez International, Inc., 1.50%, 05/04/2025(b)	5,190,000	4,909,593
		31,962,018
Ground Transportation-0.59%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/2025(b)	3,472,000	3,379,331
Canadian Pacific Railway Co. (Canada), 2.90%, 02/01/2025	4,860,000	4,715,425
CSX Corp., 3.35%, 11/01/2025	4,196,000	4,048,410
Union Pacific Corp.
3.75%, 07/15/2025	3,470,000	3,395,012
3.25%, 08/15/2025(b)	3,498,000	3,391,933
		18,930,111
Health Care Equipment & Supplies-1.11%
Abbott Laboratories, 2.95%, 03/15/2025(b)	6,942,000	6,760,543
Boston Scientific Corp., 1.90%, 06/01/2025	3,470,000	3,293,059
GE HealthCare Technologies, Inc., 5.60%, 11/15/2025	10,350,000	10,365,334
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Stryker Corp.
1.15%, 06/15/2025	$4,514,000	$4,235,205
3.38%, 11/01/2025	5,200,000	5,016,502
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/2025	5,986,000	5,823,714
		35,494,357
Health Care Providers & Services-3.91%
Cardinal Health, Inc., 3.75%, 09/15/2025	3,470,000	3,359,578
Cencora, Inc., 3.25%, 03/01/2025	3,460,000	3,368,230
Cigna Group (The)
3.25%, 04/15/2025	5,247,000	5,090,906
4.13%, 11/15/2025	15,260,000	14,910,302
CVS Health Corp.
4.10%, 03/25/2025(b)	6,590,000	6,487,472
3.88%, 07/20/2025	19,619,522	19,137,757
Elevance Health, Inc., 2.38%, 01/15/2025	8,670,000	8,370,966
HCA, Inc.
5.38%, 02/01/2025	18,042,000	17,941,281
5.25%, 04/15/2025	9,711,000	9,637,799
Humana, Inc., 4.50%, 04/01/2025	4,161,000	4,104,345
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	6,942,000	6,781,008
McKesson Corp., 0.90%, 12/03/2025	3,472,000	3,183,436
Quest Diagnostics, Inc., 3.50%, 03/30/2025	4,149,000	4,037,993
UnitedHealth Group, Inc.
3.75%, 07/15/2025	13,872,000	13,583,202
5.15%, 10/15/2025(b)	5,206,000	5,232,453
		125,226,728
Health Care REITs-0.48%
Healthpeak OP LLC, 4.00%, 06/01/2025(b)	3,120,000	3,039,538
Ventas Realty L.P., 3.50%, 02/01/2025	4,144,000	4,019,329
Welltower OP LLC, 4.00%, 06/01/2025	8,652,000	8,431,925
		15,490,792
Hotel & Resort REITs-0.10%
Host Hotels & Resorts L.P., Series E, 4.00%, 06/15/2025	3,455,000	3,343,214
Hotels, Restaurants & Leisure-1.01%
Booking Holdings, Inc., 3.65%, 03/15/2025	3,470,000	3,398,698
Las Vegas Sands Corp., 2.90%, 06/25/2025	3,470,000	3,303,006
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	4,196,000	4,204,086
McDonald’s Corp.
3.38%, 05/26/2025(b)	4,896,000	4,764,445
3.30%, 07/01/2025(b)	5,208,000	5,055,102
1.45%, 09/01/2025	3,473,000	3,254,556
Starbucks Corp., 3.80%, 08/15/2025	8,676,000	8,460,343
		32,440,236
Household Durables-0.21%
DR Horton, Inc., 2.60%, 10/15/2025	3,464,000	3,281,288
Lennar Corp., 4.75%, 05/30/2025	3,470,000	3,423,070
		6,704,358

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Household Products-0.31%
Colgate-Palmolive Co., 3.10%, 08/15/2025	$3,469,000	$3,376,396
Procter & Gamble Co. (The), 0.55%, 10/29/2025	6,943,000	6,425,124
		9,801,520
Industrial Conglomerates-0.63%
3M Co.
2.00%, 02/14/2025	5,199,000	4,981,540
2.65%, 04/15/2025(b)	3,470,000	3,340,081
3.00%, 08/07/2025(b)	3,812,000	3,667,625
Honeywell International, Inc., 1.35%, 06/01/2025(b)	8,670,000	8,209,061
		20,198,307
Insurance-1.08%
Allstate Corp. (The), 0.75%, 12/15/2025	4,162,000	3,796,293
American International Group, Inc., 2.50%, 06/30/2025	6,876,000	6,582,788
Aon Global Ltd., 3.88%, 12/15/2025	5,207,000	5,061,350
Chubb INA Holdings, Inc., 3.15%, 03/15/2025	5,537,000	5,384,372
CNO Financial Group, Inc., 5.25%, 05/30/2025	3,504,000	3,456,544
Marsh & McLennan Cos., Inc., 3.50%, 03/10/2025	3,459,000	3,376,734
MetLife, Inc.
3.00%, 03/01/2025(b)	3,470,000	3,372,556
3.60%, 11/13/2025(b)	3,470,000	3,372,865
		34,403,502
Interactive Media & Services-0.20%
Alphabet, Inc., 0.45%, 08/15/2025(b)	6,940,000	6,451,862
IT Services-0.46%
International Business Machines Corp.
4.00%, 07/27/2025	6,990,000	6,857,376
7.00%, 10/30/2025	4,167,000	4,316,320
VeriSign, Inc., 5.25%, 04/01/2025	3,500,000	3,477,789
		14,651,485
Life Sciences Tools & Services-0.21%
Danaher Corp., 3.35%, 09/15/2025(b)	3,450,000	3,340,491
Illumina, Inc., 5.80%, 12/12/2025	3,460,000	3,447,031
		6,787,522
Machinery-3.14%
Caterpillar Financial Services Corp.
4.90%, 01/17/2025(b)	5,200,000	5,188,240
5.40%, 03/10/2025	4,160,000	4,179,405
3.40%, 05/13/2025(b)	8,676,000	8,471,563
1.45%, 05/15/2025	4,167,000	3,953,198
5.15%, 08/11/2025	5,550,000	5,556,591
3.65%, 08/12/2025(b)	5,551,000	5,424,521
0.80%, 11/13/2025(b)	6,941,000	6,404,716
CNH Industrial Capital LLC, 3.95%, 05/23/2025	3,470,000	3,384,537
Cummins, Inc., 0.75%, 09/01/2025	3,465,000	3,216,060
Deere & Co., 2.75%, 04/15/2025	4,856,000	4,705,225
	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp.
2.05%, 01/09/2025(b)	$3,816,000	$3,692,143
1.25%, 01/10/2025(b)	5,596,000	5,364,917
5.15%, 03/03/2025	3,499,000	3,509,104
3.45%, 03/13/2025	6,246,000	6,120,305
3.40%, 06/06/2025	6,941,000	6,771,764
4.95%, 06/06/2025(b)	4,200,000	4,193,627
4.05%, 09/08/2025	5,206,000	5,126,260
Otis Worldwide Corp., 2.06%, 04/05/2025	9,020,000	8,628,681
Stanley Black & Decker, Inc., 2.30%, 02/24/2025	3,470,000	3,327,599
Wabtec Corp., 3.20%, 06/15/2025	3,466,000	3,328,517
		100,546,973
Media-1.67%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	31,201,000	30,697,011
Comcast Corp.
3.38%, 02/15/2025	2,997,000	2,927,116
3.38%, 08/15/2025	10,501,000	10,190,214
5.25%, 11/07/2025	5,301,000	5,317,286
Fox Corp., 3.05%, 04/07/2025	4,302,000	4,161,628
		53,293,255
Metals & Mining-0.21%
Nucor Corp.
3.95%, 05/23/2025	3,458,000	3,387,862
2.00%, 06/01/2025(b)	3,470,000	3,296,469
		6,684,331
Multi-Utilities-0.95%
Dominion Energy, Inc., 3.90%, 10/01/2025(b)	5,208,000	5,055,325
DTE Energy Co., Series F, 1.05%, 06/01/2025	5,596,000	5,224,284
NiSource, Inc., 0.95%, 08/15/2025	8,646,000	7,991,174
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025	3,812,000	3,526,291
Sempra, 3.30%, 04/01/2025	5,207,000	5,041,367
WEC Energy Group, Inc., 5.00%, 09/27/2025	3,460,000	3,429,062
		30,267,503
Office REITs-0.30%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025	4,162,000	4,038,069
Boston Properties L.P., 3.20%, 01/15/2025	5,899,000	5,694,227
		9,732,296
Oil, Gas & Consumable Fuels-7.66%
Canadian Natural Resources Ltd. (Canada)
3.90%, 02/01/2025	4,164,000	4,075,892
2.05%, 07/15/2025(b)	4,164,000	3,929,320
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	10,344,000	10,349,423
Chevron Corp.
1.55%, 05/11/2025	17,350,000	16,516,990
3.33%, 11/17/2025(b)	5,205,000	5,048,402
Chevron USA, Inc., 0.69%, 08/12/2025	5,205,000	4,847,481
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	6,930,000	6,810,594

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
DCP Midstream Operating L.P., 5.38%, 07/15/2025(b)	$5,727,000	$5,721,795
Devon Energy Corp., 5.85%, 12/15/2025	3,363,000	3,373,243
Enbridge Energy Partners L.P., 5.88%, 10/15/2025	3,474,000	3,486,600
Enbridge, Inc. (Canada)
2.50%, 01/15/2025(b)	3,466,000	3,345,942
2.50%, 02/14/2025(b)	3,470,000	3,342,774
Energy Transfer L.P.
4.05%, 03/15/2025	6,940,000	6,806,877
5.75%, 04/01/2025	3,500,000	3,486,945
Enterprise Products Operating LLC, 3.75%, 02/15/2025(b)	7,982,000	7,833,964
EOG Resources, Inc., 3.15%, 04/01/2025	3,466,000	3,369,897
Equinor ASA (Norway), 2.88%, 04/06/2025(b)	8,700,000	8,447,720
Exxon Mobil Corp.
2.71%, 03/06/2025	12,140,000	11,790,566
2.99%, 03/19/2025	19,194,000	18,685,471
Kinder Morgan, Inc., 4.30%, 06/01/2025	10,404,000	10,224,334
Marathon Petroleum Corp., 4.70%, 05/01/2025(b)	8,672,000	8,572,850
MPLX L.P.
4.00%, 02/15/2025	3,472,000	3,400,867
4.88%, 06/01/2025	8,255,000	8,167,079
Occidental Petroleum Corp.
5.88%, 09/01/2025	4,210,000	4,218,581
5.50%, 12/01/2025(b)	3,213,000	3,202,026
ONEOK Partners L.P., 4.90%, 03/15/2025	3,470,000	3,430,953
Ovintiv, Inc., 5.65%, 05/15/2025	4,160,000	4,159,522
Phillips 66, 3.85%, 04/09/2025	4,505,000	4,409,449
Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/2025	6,941,000	6,807,389
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	13,851,000	13,843,245
Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025	19,080,000	18,596,090
Spectra Energy Partners L.P., 3.50%, 03/15/2025	3,470,000	3,371,310
TotalEnergies Capital International S.A. (France), 2.43%, 01/10/2025(b)	6,938,000	6,733,127
Western Midstream Operating L.P., 3.10%, 02/01/2025(b)	4,621,000	4,483,023
Williams Cos., Inc. (The)
3.90%, 01/15/2025	5,205,000	5,098,808
4.00%, 09/15/2025	5,189,000	5,047,968
		245,036,517
Passenger Airlines-0.28%
Southwest Airlines Co., 5.25%, 05/04/2025	9,033,000	8,979,162
Personal Care Products-0.27%
Kenvue, Inc., 5.50%, 03/22/2025	5,200,000	5,215,459
Unilever Capital Corp. (United Kingdom), 3.10%, 07/30/2025(b)	3,444,000	3,344,862
		8,560,321
Pharmaceuticals-3.50%
AstraZeneca PLC (United Kingdom), 3.38%, 11/16/2025	13,881,000	13,456,665
Bristol-Myers Squibb Co., 0.75%, 11/13/2025(b)	6,940,000	6,422,570
	Principal Amount	Value
Pharmaceuticals-(continued)
Eli Lilly and Co., 2.75%, 06/01/2025	$3,890,000	$3,765,320
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.63%, 05/15/2025(b)	6,940,000	6,792,321
Haleon UK Capital PLC, 3.13%, 03/24/2025(b)	9,580,000	9,280,917
Johnson & Johnson
2.63%, 01/15/2025	5,206,000	5,076,441
0.55%, 09/01/2025(b)	6,936,000	6,449,128
Merck & Co., Inc., 2.75%, 02/10/2025	17,350,000	16,866,664
Novartis Capital Corp. (Switzerland)
1.75%, 02/14/2025(b)	6,940,000	6,671,391
3.00%, 11/20/2025	12,140,000	11,718,140
Pfizer, Inc., 0.80%, 05/28/2025(b)	5,204,000	4,888,337
Royalty Pharma PLC, 1.20%, 09/02/2025(b)	6,941,000	6,409,383
Viatris, Inc., 1.65%, 06/22/2025	5,202,000	4,875,871
Zoetis, Inc.
4.50%, 11/13/2025	5,205,000	5,113,787
5.40%, 11/14/2025	4,167,000	4,163,614
		111,950,549
Professional Services-0.40%
Automatic Data Processing, Inc., 3.38%, 09/15/2025(b)	6,920,000	6,729,760
Verisk Analytics, Inc., 4.00%, 06/15/2025	6,240,000	6,085,725
		12,815,485
Residential REITs-0.22%
AvalonBay Communities, Inc., 3.45%, 06/01/2025	3,639,000	3,535,263
Essex Portfolio L.P., 3.50%, 04/01/2025	3,460,000	3,354,136
		6,889,399
Retail REITs-0.80%
Brixmor Operating Partnership L.P., 3.85%, 02/01/2025	4,734,000	4,602,917
Kimco Realty OP LLC, 3.30%, 02/01/2025	3,463,000	3,365,645
Realty Income Corp.
3.88%, 04/15/2025(b)	3,455,000	3,378,950
4.63%, 11/01/2025(b)	3,770,000	3,710,680
Simon Property Group L.P., 3.50%, 09/01/2025	7,606,000	7,339,971
SITE Centers Corp., 3.63%, 02/01/2025(b)	3,160,000	3,053,240
		25,451,403
Semiconductors & Semiconductor Equipment-1.85%
Applied Materials, Inc., 3.90%, 10/01/2025	4,830,000	4,724,906
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/2025	3,435,000	3,339,135
Intel Corp.
3.40%, 03/25/2025(b)	10,406,000	10,164,560
3.70%, 07/29/2025	15,610,000	15,254,564
Lam Research Corp., 3.80%, 03/15/2025	3,500,000	3,434,147
Microchip Technology, Inc., 4.25%, 09/01/2025	8,328,000	8,122,257
QUALCOMM, Inc., 3.45%, 05/20/2025	9,471,000	9,250,036
Texas Instruments, Inc., 1.38%, 03/12/2025	5,207,000	4,972,068
		59,261,673

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Software-3.29%
Adobe, Inc.
1.90%, 02/01/2025	$3,465,000	$3,341,827
3.25%, 02/01/2025	6,941,000	6,797,147
Intuit, Inc., 0.95%, 07/15/2025	3,472,000	3,245,731
Microsoft Corp.
2.70%, 02/12/2025	15,611,000	15,190,922
3.13%, 11/03/2025	20,812,000	20,180,907
Oracle Corp.
2.50%, 04/01/2025	24,288,000	23,339,730
2.95%, 05/15/2025	17,351,000	16,736,488
5.80%, 11/10/2025	6,941,000	6,997,986
Roper Technologies, Inc., 1.00%, 09/15/2025	4,854,000	4,490,107
VMware, Inc., 4.50%, 05/15/2025	5,202,000	5,122,308
		105,443,153
Specialized REITs-0.85%
American Tower Corp.
2.40%, 03/15/2025	5,305,000	5,088,844
4.00%, 06/01/2025	5,298,000	5,163,599
1.30%, 09/15/2025	3,500,000	3,238,183
Crown Castle, Inc., 1.35%, 07/15/2025(b)	3,599,000	3,355,678
Equinix, Inc., 1.00%, 09/15/2025(b)	4,853,000	4,474,288
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 06/01/2025	5,900,000	5,804,509
		27,125,101
Specialty Retail-1.58%
AutoZone, Inc., 3.63%, 04/15/2025	3,469,000	3,384,167
Dell International LLC/EMC Corp., 5.85%, 07/15/2025	6,913,000	6,944,476
Home Depot, Inc. (The)
2.70%, 04/15/2025(b)	3,469,000	3,362,544
3.35%, 09/15/2025(b)	6,935,000	6,754,490
4.00%, 09/15/2025	5,199,000	5,113,879
Leidos, Inc., 3.63%, 05/15/2025	3,450,000	3,344,125
Lowe’s Cos., Inc.
4.00%, 04/15/2025	5,200,000	5,098,353
4.40%, 09/08/2025	6,940,000	6,840,966
3.38%, 09/15/2025	5,205,000	5,027,510
Ross Stores, Inc., 4.60%, 04/15/2025	4,850,000	4,791,611
		50,662,121
Technology Hardware, Storage & Peripherals-2.46%
Apple, Inc.
2.75%, 01/13/2025(b)	10,411,000	10,162,117
2.50%, 02/09/2025(b)	10,410,000	10,112,950
1.13%, 05/11/2025	15,607,000	14,781,416
3.20%, 05/13/2025	13,881,000	13,534,269
0.55%, 08/20/2025(b)	8,671,000	8,064,783
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	17,306,000	17,140,392
NetApp, Inc., 1.88%, 06/22/2025	5,199,000	4,898,876
		78,694,803
Textiles, Apparel & Luxury Goods-0.36%
NIKE, Inc., 2.40%, 03/27/2025(b)	6,940,000	6,723,149
VF Corp., 2.40%, 04/23/2025	5,204,927	4,921,909
		11,645,058
	Principal Amount	Value
Tobacco-1.06%
Altria Group, Inc., 2.35%, 05/06/2025(b)	$5,205,000	$4,982,696
Philip Morris International, Inc.
1.50%, 05/01/2025(b)	5,205,000	4,939,011
3.38%, 08/11/2025	5,200,000	5,034,443
5.00%, 11/17/2025(b)	5,207,000	5,183,989
Reynolds American, Inc. (United Kingdom), 4.45%, 06/12/2025	14,100,000	13,868,160
		34,008,299
Trading Companies & Distributors-0.58%
Air Lease Corp.
2.30%, 02/01/2025	5,206,000	4,986,460
3.25%, 03/01/2025	4,860,000	4,690,743
3.38%, 07/01/2025(b)	5,900,000	5,663,293
WW Grainger, Inc., 1.85%, 02/15/2025	3,460,000	3,321,458
		18,661,954
Water Utilities-0.11%
American Water Capital Corp., 3.40%, 03/01/2025	3,697,000	3,601,648
Wireless Telecommunication Services-1.02%
Rogers Communications, Inc. (Canada)
2.95%, 03/15/2025(b)	6,997,000	6,748,336
3.63%, 12/15/2025	5,003,000	4,805,858
Sprint LLC, 7.63%, 02/15/2025	10,500,000	10,668,756
Vodafone Group PLC (United Kingdom), 4.13%, 05/30/2025	10,500,000	10,316,654
		32,539,604
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,242,076,474)		3,167,734,694
	Shares
Money Market Funds-0.26%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(c)(d) (Cost $8,443,037)	8,443,037	8,443,037
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.23% (Cost $3,250,519,511)		3,176,177,731
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.53%
Invesco Private Government Fund, 5.32%(c)(d)(e)	94,384,382	94,384,382
Invesco Private Prime Fund, 5.55%(c)(d)(e)	242,545,340	242,642,358
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $336,968,337)		337,026,740
TOTAL INVESTMENTS IN SECURITIES-109.76% (Cost $3,587,487,848)		3,513,204,471
OTHER ASSETS LESS LIABILITIES-(9.76)%		(312,334,734)
NET ASSETS-100.00%		$3,200,869,737

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$96,692	$40,352,662	$(32,006,317)	$-	$-	$8,443,037	$111,446
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	68,301,916	139,821,493	(113,739,027)	-	-	94,384,382	1,137,916*
Invesco Private Prime Fund	177,073,153	325,349,222	(259,864,898)	51,024	33,857	242,642,358	3,061,403*
Total	$245,471,761	$505,523,377	$(405,610,242)	$51,024	$33,857	$345,469,777	$4,310,765

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.39%
Aerospace & Defense-2.40%
Boeing Co. (The)
2.75%, 02/01/2026	$6,887,000	$6,516,203
2.20%, 02/04/2026	27,072,000	25,315,023
General Dynamics Corp.
1.15%, 06/01/2026	2,465,000	2,251,727
2.13%, 08/15/2026	2,464,000	2,293,280
Lockheed Martin Corp., 3.55%, 01/15/2026(b)	4,919,000	4,798,145
RTX Corp.
5.00%, 02/27/2026(b)	2,465,000	2,452,401
2.65%, 11/01/2026	3,536,000	3,300,116
5.75%, 11/08/2026	6,150,000	6,234,493
		53,161,388
Air Freight & Logistics-0.27%
FedEx Corp., 3.25%, 04/01/2026	3,692,000	3,532,758
United Parcel Service, Inc., 2.40%, 11/15/2026	2,499,000	2,336,206
		5,868,964
Automobile Components-0.58%
American Honda Finance Corp.
4.75%, 01/12/2026	2,457,000	2,438,593
5.25%, 07/07/2026(b)	4,675,000	4,702,718
1.30%, 09/09/2026(b)	3,691,000	3,338,772
2.30%, 09/09/2026(b)	2,465,000	2,293,552
		12,773,635
Automobiles-2.64%
Ford Motor Co., 4.35%, 12/08/2026(b)	7,380,000	6,987,358
Ford Motor Credit Co. LLC
4.39%, 01/08/2026(b)	5,910,000	5,668,010
6.95%, 03/06/2026	6,372,000	6,432,252
6.95%, 06/10/2026	4,400,000	4,450,472
2.70%, 08/10/2026	7,320,000	6,638,539
PACCAR Financial Corp.
4.45%, 03/30/2026	2,460,000	2,439,895
5.20%, 11/09/2026	1,020,000	1,032,428
Toyota Motor Corp. (Japan)
1.34%, 03/25/2026(b)	4,919,000	4,529,858
5.28%, 07/13/2026	2,460,000	2,480,300
Toyota Motor Credit Corp.
0.80%, 01/09/2026(b)	3,449,000	3,161,604
4.45%, 05/18/2026	6,887,000	6,804,039
1.13%, 06/18/2026(b)	4,926,000	4,477,124
5.00%, 08/14/2026	3,200,000	3,196,373
		58,298,252
Banks-19.42%
Bank of America Corp.
4.45%, 03/03/2026	9,846,000	9,615,885
3.50%, 04/19/2026	12,304,000	11,840,494
4.25%, 10/22/2026(b)	9,846,000	9,520,515
Bank of America N.A., 5.53%, 08/18/2026(b)	9,780,000	9,858,215
Bank of Montreal (Canada), 5.30%, 06/05/2026	6,640,000	6,636,330
Bank of Nova Scotia (The) (Canada)
4.75%, 02/02/2026	6,150,000	6,070,607
1.05%, 03/02/2026	4,671,000	4,242,645
1.35%, 06/24/2026(b)	3,687,000	3,332,752
1.30%, 09/15/2026(b)	4,432,000	3,970,463
	Principal Amount	Value
Banks-(continued)
Barclays PLC (United Kingdom), 5.20%, 05/12/2026	$10,120,000	$9,883,919
BPCE S.A. (France), 3.38%, 12/02/2026	2,860,000	2,697,596
Canadian Imperial Bank of Commerce (Canada), 5.93%, 10/02/2026	4,180,000	4,244,813
Citigroup, Inc.
3.70%, 01/12/2026	9,839,000	9,513,511
4.60%, 03/09/2026	7,384,000	7,211,389
3.40%, 05/01/2026	9,841,000	9,394,034
3.20%, 10/21/2026	14,768,000	13,917,489
4.30%, 11/20/2026	4,925,000	4,753,043
Cooperatieve Rabobank U.A. (Netherlands)
3.75%, 07/21/2026	7,280,000	6,892,755
5.50%, 10/05/2026(b)	3,330,000	3,361,250
Credit Suisse AG (Switzerland), 1.25%, 08/07/2026	8,140,000	7,237,359
Fifth Third Bank N.A., 3.85%, 03/15/2026	3,625,000	3,430,301
HSBC Holdings PLC (United Kingdom)
4.30%, 03/08/2026	14,808,000	14,441,996
4.38%, 11/23/2026	7,467,000	7,212,439
JPMorgan Chase & Co.
3.30%, 04/01/2026	12,304,000	11,761,781
3.20%, 06/15/2026	8,611,000	8,222,592
2.95%, 10/01/2026(b)	14,768,000	13,964,703
7.63%, 10/15/2026	2,448,000	2,613,872
4.13%, 12/15/2026	9,840,000	9,524,772
KeyBank N.A.
4.70%, 01/26/2026(b)	2,500,000	2,395,197
3.40%, 05/20/2026	2,860,000	2,584,937
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	7,290,000	7,034,267
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026(b)	6,470,000	6,231,389
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026	11,595,000	11,198,640
2.76%, 09/13/2026(b)	4,890,000	4,549,291
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026(b)	4,850,000	4,526,859
Morgan Stanley Bank N.A.
4.75%, 04/21/2026	7,270,000	7,181,842
5.88%, 10/30/2026	7,063,000	7,178,213
NatWest Group PLC (United Kingdom), 4.80%, 04/05/2026	7,460,000	7,315,838
PNC Financial Services Group, Inc. (The), 1.15%, 08/13/2026	3,449,000	3,088,306
Royal Bank of Canada (Canada)
4.88%, 01/12/2026(b)	4,919,000	4,878,292
1.15%, 07/14/2026(b)	3,690,000	3,321,475
5.20%, 07/20/2026	4,920,000	4,911,176
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 01/12/2026	4,890,000	4,451,399
5.46%, 01/13/2026(b)	8,940,000	8,935,298
3.78%, 03/09/2026(b)	7,378,000	7,116,865
5.88%, 07/13/2026(b)	4,080,000	4,120,827
2.63%, 07/14/2026(b)	11,076,000	10,332,736
1.40%, 09/17/2026	9,775,000	8,771,427
3.01%, 10/19/2026(b)	7,404,000	6,932,764
Toronto-Dominion Bank (The) (Canada)
5.10%, 01/09/2026(b)	3,692,000	3,685,803
5.53%, 07/17/2026(b)	8,860,000	8,908,177
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Truist Bank
3.30%, 05/15/2026	$3,620,000	$3,383,786
3.80%, 10/30/2026	4,132,000	3,863,077
U.S. Bancorp
Series V, 2.38%, 07/22/2026(b)	6,642,000	6,155,308
Series W, 3.10%, 04/27/2026(b)	4,921,000	4,657,664
UBS AG (Switzerland), 1.25%, 06/01/2026	1,800,000	1,632,403
Wells Fargo & Co.
3.00%, 04/22/2026	17,223,000	16,298,530
4.10%, 06/03/2026	11,996,000	11,563,596
3.00%, 10/23/2026	17,223,000	16,135,300
Wells Fargo Bank N.A., 5.45%, 08/07/2026	10,726,000	10,791,028
		429,499,230
Beverages-1.46%
Constellation Brands, Inc.
5.00%, 02/02/2026	2,465,000	2,458,281
3.70%, 12/06/2026	2,938,000	2,822,434
Diageo Capital PLC (United Kingdom), 5.38%, 10/05/2026	4,000,000	4,042,801
Molson Coors Beverage Co., 3.00%, 07/15/2026(b)	9,839,000	9,324,046
PepsiCo, Inc.
4.55%, 02/13/2026(b)	2,457,000	2,447,700
2.85%, 02/24/2026	3,687,000	3,532,173
2.38%, 10/06/2026(b)	4,919,000	4,622,001
5.13%, 11/10/2026	3,000,000	3,029,803
		32,279,239
Biotechnology-3.09%
AbbVie, Inc.
3.20%, 05/14/2026	9,839,000	9,442,120
2.95%, 11/21/2026	19,638,000	18,593,431
Amgen, Inc.
5.51%, 03/02/2026	7,379,000	7,377,745
2.60%, 08/19/2026	6,148,000	5,761,484
Gilead Sciences, Inc., 3.65%, 03/01/2026	13,536,000	13,100,086
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	14,768,000	14,040,864
		68,315,730
Broadline Retail-0.71%
Amazon.com, Inc., 1.00%, 05/12/2026(b)	13,536,000	12,355,925
eBay, Inc., 1.40%, 05/10/2026	3,690,000	3,367,064
		15,722,989
Building Products-0.10%
Johnson Controls International PLC, 3.90%, 02/14/2026	2,399,000	2,325,840
Capital Markets-7.22%
Ameriprise Financial, Inc., 2.88%, 09/15/2026(b)	2,465,000	2,326,718
Ares Capital Corp.
3.88%, 01/15/2026(b)	5,700,000	5,401,011
2.15%, 07/15/2026	4,895,000	4,384,109
Bank of New York Mellon Corp. (The)
0.75%, 01/28/2026(b)	3,449,000	3,141,773
2.80%, 05/04/2026(b)	3,691,000	3,494,510
2.45%, 08/17/2026	3,702,000	3,449,073
1.05%, 10/15/2026(b)	2,457,000	2,190,001
	Principal Amount	Value
Capital Markets-(continued)
Blackstone Secured Lending Fund
3.63%, 01/15/2026	$3,924,000	$3,676,090
2.75%, 09/16/2026(b)	3,445,000	3,079,840
Blue Owl Capital Corp.
4.25%, 01/15/2026	2,497,000	2,359,684
3.40%, 07/15/2026	4,920,000	4,481,688
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026	2,505,000	2,424,533
Charles Schwab Corp. (The)
0.90%, 03/11/2026(b)	6,205,000	5,589,881
1.15%, 05/13/2026(b)	4,999,000	4,510,473
5.88%, 08/24/2026	5,000,000	5,050,419
Deutsche Bank AG (Germany), 1.69%, 03/19/2026(b)	3,900,000	3,578,729
FS KKR Capital Corp., 3.40%, 01/15/2026	4,923,000	4,580,027
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026	2,500,000	2,339,804
Goldman Sachs Group, Inc. (The)
3.75%, 02/25/2026(b)	8,614,000	8,313,262
3.50%, 11/16/2026	13,538,000	12,920,285
Morgan Stanley
3.88%, 01/27/2026	14,762,000	14,345,293
3.13%, 07/27/2026	14,768,000	13,966,233
6.25%, 08/09/2026	3,555,000	3,628,509
4.35%, 09/08/2026	11,075,000	10,746,399
Nasdaq, Inc., 3.85%, 06/30/2026(b)	2,460,000	2,375,107
Nomura Holdings, Inc. (Japan)
5.71%, 01/09/2026	2,900,000	2,892,508
1.65%, 07/14/2026	6,100,000	5,499,301
State Street Corp.
2.65%, 05/19/2026(b)	3,688,000	3,484,731
5.27%, 08/03/2026	5,905,000	5,903,612
UBS Group AG (Switzerland), 4.55%, 04/17/2026(b)	9,765,000	9,504,877
		159,638,480
Chemicals-0.96%
Ecolab, Inc., 2.70%, 11/01/2026(b)	3,692,000	3,489,354
EIDP, Inc., 4.50%, 05/15/2026	2,932,000	2,882,906
FMC Corp.
5.15%, 05/18/2026(b)	2,500,000	2,464,299
3.20%, 10/01/2026	2,461,000	2,282,698
Linde, Inc., 3.20%, 01/30/2026	3,570,000	3,440,901
PPG Industries, Inc., 1.20%, 03/15/2026	3,449,000	3,146,215
Westlake Corp., 3.60%, 08/15/2026(b)	3,805,000	3,628,490
		21,334,863
Commercial Services & Supplies-0.11%
Republic Services, Inc., 2.90%, 07/01/2026(b)	2,465,000	2,338,133
Communications Equipment-0.62%
Cisco Systems, Inc.
2.95%, 02/28/2026	3,687,000	3,552,485
2.50%, 09/20/2026	7,384,000	6,961,868
Hughes Satellite Systems Corp., 5.25%, 08/01/2026(b)	3,692,000	3,156,542
		13,670,895
Consumer Finance-2.45%
American Express Co.
4.90%, 02/13/2026	5,870,000	5,833,581
1.65%, 11/04/2026(b)	5,416,000	4,910,373

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
Capital One Financial Corp., 3.75%, 07/28/2026	$7,384,000	$6,937,071
Discover Bank, 3.45%, 07/27/2026	4,790,000	4,413,698
General Motors Financial Co., Inc.
1.25%, 01/08/2026	7,379,000	6,714,784
5.25%, 03/01/2026	6,157,000	6,088,222
5.40%, 04/06/2026	8,123,000	8,088,033
1.50%, 06/10/2026	6,117,000	5,515,014
4.00%, 10/06/2026(b)	3,692,000	3,523,386
Synchrony Financial, 3.70%, 08/04/2026	2,429,000	2,228,952
		54,253,114
Consumer Staples Distribution & Retail-1.41%
Kroger Co. (The)
3.50%, 02/01/2026(b)	2,465,000	2,375,795
2.65%, 10/15/2026	3,692,000	3,441,743
Sysco Corp., 3.30%, 07/15/2026	4,919,000	4,681,835
Target Corp., 2.50%, 04/15/2026(b)	4,920,000	4,688,050
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	7,120,000	6,722,285
Walmart, Inc.
4.00%, 04/15/2026	3,687,000	3,631,515
1.05%, 09/17/2026	6,157,000	5,597,132
		31,138,355
Containers & Packaging-0.31%
Berry Global, Inc., 1.57%, 01/15/2026	7,506,000	6,890,326
Diversified Telecommunication Services-1.79%
AT&T, Inc.
5.54%, 02/20/2026	8,615,000	8,617,614
1.70%, 03/25/2026	14,768,000	13,655,089
Verizon Communications, Inc.
1.45%, 03/20/2026	9,435,000	8,672,856
2.63%, 08/15/2026(b)	9,203,000	8,644,069
		39,589,628
Electric Utilities-3.14%
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026(b)	2,613,000	2,492,262
Commonwealth Edison Co., 2.55%, 06/15/2026	2,496,000	2,353,896
Duke Energy Carolinas LLC, 2.95%, 12/01/2026	2,952,000	2,790,047
Duke Energy Corp., 2.65%, 09/01/2026	7,382,000	6,873,373
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	3,692,000	3,534,969
Entergy Arkansas LLC, 3.50%, 04/01/2026	2,997,000	2,886,773
Entergy Corp., 2.95%, 09/01/2026	3,692,000	3,453,915
Exelon Corp., 3.40%, 04/15/2026	3,696,000	3,544,347
Florida Power & Light Co., 4.45%, 05/15/2026	2,460,000	2,434,151
Fortis, Inc. (Canada), 3.06%, 10/04/2026	5,410,000	5,060,814
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/2026	3,004,000	2,958,784
1.00%, 06/15/2026	2,952,000	2,666,339
Pacific Gas and Electric Co., 3.15%, 01/01/2026	9,607,775	9,056,502
PPL Capital Funding, Inc., 3.10%, 05/15/2026	3,205,000	3,041,497
Southern Co. (The), 3.25%, 07/01/2026(b)	8,611,000	8,192,283
	Principal Amount	Value
Electric Utilities-(continued)
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	$2,445,000	$2,251,185
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	3,697,000	3,546,746
Xcel Energy, Inc., 3.35%, 12/01/2026	2,463,000	2,328,061
		69,465,944
Electrical Equipment-0.15%
Emerson Electric Co., 0.88%, 10/15/2026	3,687,000	3,297,848
Electronic Equipment, Instruments & Components-0.77%
Avnet, Inc., 4.63%, 04/15/2026	2,705,000	2,632,485
CDW LLC/CDW Finance Corp., 2.67%, 12/01/2026	4,887,000	4,479,138
Jabil, Inc., 1.70%, 04/15/2026	2,465,000	2,257,194
TD SYNNEX Corp., 1.75%, 08/09/2026	3,419,000	3,048,898
Tyco Electronics Group S.A., 4.50%, 02/13/2026	2,460,000	2,428,201
Vontier Corp., 1.80%, 04/01/2026	2,465,000	2,238,437
		17,084,353
Energy Equipment & Services-0.12%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/2026(b)	2,953,000	2,700,794
Entertainment-1.07%
Netflix, Inc., 4.38%, 11/15/2026	4,919,000	4,851,145
Take-Two Interactive Software, Inc., 5.00%, 03/28/2026(b)	2,505,000	2,488,858
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	4,999,000	4,786,338
1.85%, 07/30/2026(b)	4,919,000	4,559,828
Walt Disney Co. (The), 1.75%, 01/13/2026(b)	7,399,000	6,943,397
		23,629,566
Financial Services-3.44%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.75%, 01/30/2026	4,875,000	4,459,660
2.45%, 10/29/2026	18,460,000	16,823,885
Berkshire Hathaway, Inc., 3.13%, 03/15/2026(b)	12,304,000	11,890,834
Blackstone Private Credit Fund, 2.63%, 12/15/2026	6,110,000	5,381,314
Fidelity National Information Services, Inc., 1.15%, 03/01/2026(b)	6,157,000	5,624,490
Fiserv, Inc., 3.20%, 07/01/2026	9,839,000	9,342,439
Global Payments, Inc.
1.20%, 03/01/2026	5,416,000	4,904,479
4.80%, 04/01/2026	3,692,000	3,620,172
Mastercard, Inc., 2.95%, 11/21/2026	3,692,000	3,498,189
PayPal Holdings, Inc., 2.65%, 10/01/2026(b)	6,150,000	5,768,584
Voya Financial, Inc., 3.65%, 06/15/2026	2,200,000	2,100,211
Western Union Co. (The), 1.35%, 03/15/2026	2,957,000	2,671,718
		76,085,975
Food Products-1.34%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026(b)	4,921,000	4,638,992
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026(b)	3,446,000	3,272,049

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Food Products-(continued)
Conagra Brands, Inc., 5.30%, 10/01/2026	$2,460,000	$2,454,186
Hershey Co. (The), 2.30%, 08/15/2026(b)	2,465,000	2,315,099
Ingredion, Inc., 3.20%, 10/01/2026	2,450,000	2,322,236
Kellanova, 3.25%, 04/01/2026	3,687,000	3,525,263
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	9,227,000	8,767,057
McCormick & Co., Inc., 0.90%, 02/15/2026	2,465,000	2,243,171
		29,538,053
Gas Utilities-0.22%
National Fuel Gas Co., 5.50%, 01/15/2026	2,465,000	2,462,716
Southern California Gas Co., Series TT, 2.60%, 06/15/2026(b)	2,500,000	2,361,073
		4,823,789
Ground Transportation-0.83%
Canadian National Railway Co. (Canada), 2.75%, 03/01/2026(b)	2,465,000	2,348,981
Canadian Pacific Railway Co. (Canada), 1.75%, 12/02/2026(b)	4,925,000	4,467,394
CSX Corp., 2.60%, 11/01/2026	3,449,000	3,228,409
Norfolk Southern Corp., 2.90%, 06/15/2026	2,950,000	2,791,016
Union Pacific Corp.
4.75%, 02/21/2026	2,462,000	2,454,495
2.75%, 03/01/2026	3,195,000	3,037,441
		18,327,736
Health Care Equipment & Supplies-0.74%
Abbott Laboratories, 3.75%, 11/30/2026(b)	8,368,000	8,157,528
Baxter International, Inc., 2.60%, 08/15/2026(b)	3,687,000	3,426,779
Stryker Corp., 3.50%, 03/15/2026	4,917,000	4,736,798
		16,321,105
Health Care Providers & Services-3.36%
Cigna Group (The)
4.50%, 02/25/2026	6,061,000	5,962,596
1.25%, 03/15/2026(b)	3,936,000	3,600,608
CVS Health Corp.
5.00%, 02/20/2026	7,379,000	7,346,038
2.88%, 06/01/2026	8,613,000	8,144,421
Elevance Health, Inc.
4.90%, 02/08/2026	2,465,000	2,441,865
1.50%, 03/15/2026	3,690,000	3,394,889
HCA, Inc.
5.88%, 02/15/2026	7,384,000	7,400,132
5.25%, 06/15/2026(b)	7,384,000	7,322,086
5.38%, 09/01/2026	4,919,000	4,895,915
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026(b)	2,466,000	2,249,159
McKesson Corp.
5.25%, 02/15/2026(b)	2,465,000	2,459,168
1.30%, 08/15/2026(b)	2,445,000	2,210,189
Quest Diagnostics, Inc., 3.45%, 06/01/2026	2,464,000	2,359,601
UnitedHealth Group, Inc.
1.25%, 01/15/2026	2,463,000	2,285,791
3.10%, 03/15/2026(b)	4,919,000	4,727,060
1.15%, 05/15/2026(b)	4,919,000	4,509,161
Universal Health Services, Inc., 1.65%, 09/01/2026	3,448,000	3,098,749
		74,407,428
	Principal Amount	Value
Health Care REITs-0.64%
Healthpeak OP LLC, 3.25%, 07/15/2026	$3,204,000	$3,039,469
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	2,957,000	2,879,183
Sabra Health Care L.P., 5.13%, 08/15/2026	2,445,000	2,367,733
Ventas Realty L.P., 4.13%, 01/15/2026	2,496,000	2,412,613
Welltower OP LLC, 4.25%, 04/01/2026	3,449,000	3,352,409
		14,051,407
Hotels, Restaurants & Leisure-1.24%
Booking Holdings, Inc., 3.60%, 06/01/2026(b)	4,924,000	4,761,860
Expedia Group, Inc., 5.00%, 02/15/2026	3,686,000	3,650,755
Marriott International, Inc., Series R, 3.13%, 06/15/2026	3,692,000	3,492,627
McDonald’s Corp., 3.70%, 01/30/2026	8,611,000	8,371,981
Starbucks Corp.
4.75%, 02/15/2026(b)	4,920,000	4,889,634
2.45%, 06/15/2026	2,465,000	2,314,791
		27,481,648
Household Durables-0.23%
DR Horton, Inc., 1.30%, 10/15/2026	2,952,000	2,636,719
PulteGroup, Inc., 5.50%, 03/01/2026	2,355,000	2,359,570
		4,996,289
Household Products-0.77%
Colgate-Palmolive Co., 4.80%, 03/02/2026(b)	2,465,000	2,474,367
Procter & Gamble Co. (The)
4.10%, 01/26/2026(b)	3,195,000	3,156,845
2.70%, 02/02/2026	2,952,000	2,827,097
1.00%, 04/23/2026	4,920,000	4,519,678
2.45%, 11/03/2026(b)	4,306,000	4,076,237
		17,054,224
Independent Power and Renewable Electricity Producers-0.16%
AES Corp. (The), 1.38%, 01/15/2026	3,926,000	3,575,890
Industrial Conglomerates-0.45%
3M Co., 2.25%, 09/19/2026(b)	3,203,000	2,956,245
Honeywell International, Inc., 2.50%, 11/01/2026(b)	7,380,000	6,957,555
		9,913,800
Insurance-1.61%
Allstate Corp. (The), 3.28%, 12/15/2026	2,707,000	2,565,752
American International Group, Inc., 3.90%, 04/01/2026	3,703,000	3,578,743
Arch Capital Finance LLC, 4.01%, 12/15/2026	2,450,000	2,350,347
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	7,384,000	7,123,650
CNA Financial Corp., 4.50%, 03/01/2026	2,465,000	2,413,552
Loews Corp., 3.75%, 04/01/2026	2,497,000	2,415,819
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	4,917,000	4,809,484
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026(b)	2,952,000	2,869,965
Old Republic International Corp., 3.88%, 08/26/2026	2,703,000	2,583,599

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
Prudential Financial, Inc., 1.50%, 03/10/2026	$2,464,000	$2,267,550
Trinity Acquisition PLC, 4.40%, 03/15/2026(b)	2,710,000	2,638,066
		35,616,527
Interactive Media & Services-0.41%
Alphabet, Inc., 2.00%, 08/15/2026(b)	9,839,000	9,180,374
IT Services-0.86%
CGI, Inc. (Canada), 1.45%, 09/14/2026	2,934,000	2,625,835
DXC Technology Co., 1.80%, 09/15/2026	3,419,000	3,058,951
International Business Machines Corp.
4.50%, 02/06/2026(b)	4,150,000	4,096,985
3.45%, 02/19/2026(b)	6,650,000	6,417,875
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	3,270,000	2,921,763
		19,121,409
Leisure Products-0.14%
Hasbro, Inc., 3.55%, 11/19/2026(b)	3,301,000	3,083,924
Life Sciences Tools & Services-0.13%
Thermo Fisher Scientific, Inc., 4.95%, 08/10/2026(b)	2,960,000	2,968,376
Machinery-2.66%
Caterpillar Financial Services Corp.
4.80%, 01/06/2026	4,427,000	4,420,051
0.90%, 03/02/2026(b)	3,696,000	3,381,977
4.35%, 05/15/2026	6,157,000	6,078,915
1.15%, 09/14/2026(b)	2,464,000	2,229,788
CNH Industrial Capital LLC
1.88%, 01/15/2026	2,465,000	2,288,351
1.45%, 07/15/2026(b)	3,005,000	2,721,933
Fortive Corp., 3.15%, 06/15/2026	4,425,000	4,191,706
Illinois Tool Works, Inc., 2.65%, 11/15/2026	4,919,000	4,653,428
John Deere Capital Corp.
4.80%, 01/09/2026	5,908,000	5,896,346
0.70%, 01/15/2026(b)	4,427,000	4,059,262
5.05%, 03/03/2026(b)	2,708,000	2,722,712
4.75%, 06/08/2026(b)	2,950,000	2,942,899
2.65%, 06/10/2026(b)	2,464,000	2,331,256
1.05%, 06/17/2026(b)	2,708,000	2,460,037
5.15%, 09/08/2026(b)	2,720,000	2,740,056
Wabtec Corp., 3.45%, 11/15/2026	3,693,000	3,489,612
Xylem, Inc., 3.25%, 11/01/2026(b)	2,464,000	2,332,294
		58,940,623
Media-1.35%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	5,410,000	5,479,167
Comcast Corp., 3.15%, 03/01/2026(b)	10,828,000	10,422,135
Discovery Communications LLC, 4.90%, 03/11/2026(b)	3,499,000	3,458,283
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	6,887,000	6,642,316
Paramount Global, 4.00%, 01/15/2026	3,996,000	3,866,725
		29,868,626
Multi-Utilities-0.93%
CenterPoint Energy, Inc., 1.45%, 06/01/2026	2,496,000	2,275,625
Dominion Energy, Inc., Series A, 1.45%, 04/15/2026	2,773,000	2,536,291
	Principal Amount	Value
Multi-Utilities-(continued)
DTE Energy Co., 2.85%, 10/01/2026	$2,949,000	$2,751,724
San Diego Gas & Electric Co., 2.50%, 05/15/2026(b)	2,445,000	2,299,297
Sempra, 5.40%, 08/01/2026	2,800,000	2,803,926
WEC Energy Group, Inc.
4.75%, 01/09/2026	4,919,000	4,850,470
5.60%, 09/12/2026	2,952,000	2,970,073
		20,487,406
Office REITs-0.41%
Boston Properties L.P.
3.65%, 02/01/2026	4,919,000	4,645,521
2.75%, 10/01/2026	4,898,000	4,437,448
		9,082,969
Oil, Gas & Consumable Fuels-6.97%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	2,708,000	2,721,167
Chevron Corp., 2.95%, 05/16/2026	11,076,000	10,614,108
Diamondback Energy, Inc., 3.25%, 12/01/2026	3,698,000	3,507,874
Enbridge, Inc. (Canada)
1.60%, 10/04/2026	2,461,000	2,223,248
5.90%, 11/15/2026	3,690,000	3,754,468
4.25%, 12/01/2026	3,690,000	3,587,778
Energy Transfer L.P.
4.75%, 01/15/2026	4,919,000	4,835,702
3.90%, 07/15/2026	2,708,000	2,600,410
6.05%, 12/01/2026	5,000,000	5,066,130
Enterprise Products Operating LLC
5.05%, 01/10/2026(b)	3,694,000	3,698,702
3.70%, 02/15/2026	4,302,000	4,180,910
EOG Resources, Inc., 4.15%, 01/15/2026(b)	3,692,000	3,617,902
Equinor ASA (Norway), 1.75%, 01/22/2026(b)	3,697,000	3,464,733
Exxon Mobil Corp.
3.04%, 03/01/2026	12,304,000	11,842,133
2.28%, 08/16/2026(b)	4,919,000	4,625,387
HF Sinclair Corp., 5.88%, 04/01/2026(b)	3,895,000	3,913,163
Kinder Morgan, Inc., 1.75%, 11/15/2026	2,498,000	2,265,572
Magellan Midstream Partners L.P., 5.00%, 03/01/2026	3,204,000	3,162,786
MPLX L.P., 1.75%, 03/01/2026	7,399,000	6,825,049
Occidental Petroleum Corp., 5.55%, 03/15/2026	4,188,000	4,177,374
ONEOK, Inc.
5.85%, 01/15/2026	2,952,000	2,974,327
5.55%, 11/01/2026	3,695,000	3,723,256
Ovintiv, Inc., 5.38%, 01/01/2026	2,256,000	2,242,675
Phillips 66, 1.30%, 02/15/2026	2,464,000	2,264,355
Pioneer Natural Resources Co.
1.13%, 01/15/2026	3,692,000	3,390,874
5.10%, 03/29/2026	5,416,000	5,402,505
Plains All American Pipeline L.P./PAA Finance Corp., 4.50%, 12/15/2026	3,695,000	3,591,887
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	7,384,000	7,454,910
Shell International Finance B.V. (Netherlands)
2.88%, 05/10/2026	8,616,000	8,226,616
2.50%, 09/12/2026(b)	4,919,000	4,630,811
Spectra Energy Partners L.P., 3.38%, 10/15/2026	2,957,000	2,797,516

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
TransCanada PipeLines Ltd. (Canada), 4.88%, 01/15/2026(b)	$4,179,000	$4,122,744
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	4,919,000	5,127,556
Valero Energy Corp., 3.40%, 09/15/2026	2,105,000	1,999,365
Williams Cos., Inc. (The), 5.40%, 03/02/2026(b)	5,502,000	5,499,857
		154,133,850
Passenger Airlines-0.19%
Delta Air Lines, Inc., 7.38%, 01/15/2026(b)	4,005,000	4,104,124
Personal Care Products-0.31%
Kenvue, Inc., 5.35%, 03/22/2026	3,660,000	3,687,829
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026(b)	3,483,000	3,237,662
		6,925,491
Pharmaceuticals-2.24%
AstraZeneca Finance LLC (United Kingdom), 1.20%, 05/28/2026	6,157,000	5,628,789
AstraZeneca PLC (United Kingdom), 0.70%, 04/08/2026(b)	5,908,000	5,377,321
Johnson & Johnson, 2.45%, 03/01/2026	9,839,000	9,355,865
Merck & Co., Inc., 0.75%, 02/24/2026	4,919,000	4,503,644
Pfizer, Inc.
2.75%, 06/03/2026(b)	6,157,000	5,861,255
3.00%, 12/15/2026	8,610,000	8,175,350
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	11,060,000	10,545,331
		49,447,555
Professional Services-0.39%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	2,467,000	2,349,118
Concentrix Corp., 6.65%, 08/02/2026	3,940,000	3,968,929
Thomson Reuters Corp. (Canada), 3.35%, 05/15/2026	2,465,000	2,353,731
		8,671,778
Real Estate Management & Development-0.13%
CBRE Services, Inc., 4.88%, 03/01/2026	2,956,000	2,896,327
Residential REITs-0.20%
Camden Property Trust, 5.85%, 11/03/2026	2,000,000	2,032,262
ERP Operating L.P., 2.85%, 11/01/2026	2,445,000	2,289,122
		4,321,384
Retail REITs-0.94%
Brixmor Operating Partnership L.P., 4.13%, 06/15/2026	2,953,000	2,824,611
Kimco Realty OP LLC, 2.80%, 10/01/2026	2,465,000	2,291,744
Realty Income Corp.
5.05%, 01/13/2026	2,470,000	2,457,126
4.88%, 06/01/2026(b)	2,931,000	2,891,881
4.13%, 10/15/2026	3,195,000	3,093,272
Simon Property Group L.P.
3.30%, 01/15/2026	3,936,000	3,766,146
3.25%, 11/30/2026	3,697,000	3,488,030
		20,812,810
Semiconductors & Semiconductor Equipment-1.25%
Analog Devices, Inc., 3.50%, 12/05/2026	4,431,000	4,255,406
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Intel Corp.
4.88%, 02/10/2026(b)	$7,379,000	$7,375,769
2.60%, 05/19/2026	4,919,000	4,662,145
Marvell Technology, Inc., 1.65%, 04/15/2026	2,463,000	2,263,477
NVIDIA Corp., 3.20%, 09/16/2026(b)	4,919,000	4,730,796
Skyworks Solutions, Inc., 1.80%, 06/01/2026	2,429,000	2,232,873
Texas Instruments, Inc., 1.13%, 09/15/2026	2,463,000	2,237,940
		27,758,406
Software-2.74%
Fortinet, Inc., 1.00%, 03/15/2026	2,465,000	2,231,687
Intuit, Inc., 5.25%, 09/15/2026(b)	3,690,000	3,716,939
Microsoft Corp., 2.40%, 08/08/2026(b)	19,548,000	18,490,013
Oracle Corp.
1.65%, 03/25/2026(b)	13,531,000	12,472,601
2.65%, 07/15/2026	14,769,000	13,840,449
Roper Technologies, Inc., 3.80%, 12/15/2026	3,404,000	3,282,583
VMware, Inc., 1.40%, 08/15/2026	7,384,000	6,663,682
		60,697,954
Specialized REITs-2.03%
American Tower Corp.
4.40%, 02/15/2026	2,505,000	2,445,539
1.60%, 04/15/2026	3,498,000	3,192,323
1.45%, 09/15/2026	3,001,000	2,686,949
3.38%, 10/15/2026	4,919,000	4,641,436
Crown Castle, Inc.
4.45%, 02/15/2026(b)	4,502,000	4,391,798
3.70%, 06/15/2026	3,796,000	3,624,545
1.05%, 07/15/2026	4,999,000	4,445,366
Equinix, Inc., 1.45%, 05/15/2026(b)	3,449,000	3,140,169
Extra Space Storage L.P., 3.50%, 07/01/2026	2,863,000	2,713,304
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	4,798,000	4,692,206
Public Storage Operating Co.
0.88%, 02/15/2026(b)	2,498,000	2,277,201
1.50%, 11/09/2026	3,200,000	2,904,200
Weyerhaeuser Co., 4.75%, 05/15/2026	3,799,000	3,742,829
		44,897,865
Specialty Retail-2.57%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	17,135,000	17,325,949
4.90%, 10/01/2026	8,477,000	8,368,691
Home Depot, Inc. (The)
3.00%, 04/01/2026	6,400,000	6,141,147
2.13%, 09/15/2026	4,919,000	4,575,133
Lowe’s Cos., Inc.
4.80%, 04/01/2026	4,999,000	4,960,578
2.50%, 04/15/2026(b)	6,644,000	6,255,492
O’Reilly Automotive, Inc., 3.55%, 03/15/2026	2,465,000	2,371,620
Ross Stores, Inc., 0.88%, 04/15/2026	2,455,000	2,210,229
TJX Cos., Inc. (The), 2.25%, 09/15/2026(b)	4,921,000	4,592,593
		56,801,432

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-2.58%
Apple, Inc.
0.70%, 02/08/2026(b)	$12,304,000	$11,286,784
3.25%, 02/23/2026(b)	15,996,000	15,481,489
4.42%, 05/08/2026	4,920,000	4,887,868
2.45%, 08/04/2026	11,076,000	10,445,578
2.05%, 09/11/2026	9,839,000	9,170,566
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026	3,692,000	3,398,869
HP, Inc., 1.45%, 06/17/2026	2,546,000	2,312,159
		56,983,313
Textiles, Apparel & Luxury Goods-0.21%
NIKE, Inc., 2.38%, 11/01/2026	4,919,000	4,614,498
Tobacco-1.30%
Altria Group, Inc., 2.63%, 09/16/2026(b)	2,462,000	2,295,449
B.A.T Capital Corp. (United Kingdom), 3.22%, 09/06/2026(b)	4,922,000	4,640,138
B.A.T. International Finance PLC (United Kingdom), 1.67%, 03/25/2026(b)	7,379,000	6,766,520
Philip Morris International, Inc.
4.88%, 02/13/2026	8,368,000	8,312,731
2.75%, 02/25/2026(b)	3,691,000	3,502,259
0.88%, 05/01/2026	3,689,000	3,332,728
		28,849,825
Trading Companies & Distributors-0.55%
Air Lease Corp.
2.88%, 01/15/2026(b)	7,141,000	6,721,805
1.88%, 08/15/2026(b)	5,910,000	5,348,606
		12,070,411
Wireless Telecommunication Services-1.08%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026	2,505,000	2,331,932
Sprint LLC, 7.63%, 03/01/2026	7,404,000	7,682,939
	Principal Amount	Value
Wireless Telecommunication Services-(continued)
T-Mobile USA, Inc.
2.25%, 02/15/2026	$8,855,000	$8,284,256
2.63%, 04/15/2026(b)	5,908,000	5,565,773
		23,864,900
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,250,361,287)		2,176,057,067
	Shares
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(c)(d) (Cost $871,580)	871,580	871,580
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.43% (Cost $2,251,232,867)		2,176,928,647
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.32%
Invesco Private Government Fund, 5.32%(c)(d)(e)	64,059,979	64,059,979
Invesco Private Prime Fund, 5.55%(c)(d)(e)	164,031,091	164,096,703
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $228,117,391)		228,156,682
TOTAL INVESTMENTS IN SECURITIES-108.75% (Cost $2,479,350,258)		2,405,085,329
OTHER ASSETS LESS LIABILITIES-(8.75)%		(193,528,984)
NET ASSETS-100.00%		$2,211,556,345

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$391,146	$16,169,170	$(15,688,736)	$-	$-	$871,580	$36,316
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2023
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$59,624,954	$81,845,721	$(77,410,696)	$-	$-	$64,059,979	$836,530*
Invesco Private Prime Fund	154,066,675	195,056,712	(185,095,621)	38,373	30,564	164,096,703	2,256,177*
Total	$214,082,775	$293,071,603	$(278,195,053)	$38,373	$30,564	$229,028,262	$3,129,023

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.04%
Aerospace & Defense-2.18%
Boeing Co. (The), 5.04%, 05/01/2027	$7,005,000	$6,962,107
General Dynamics Corp.
3.50%, 04/01/2027	2,612,000	2,505,333
2.63%, 11/15/2027	1,731,000	1,590,219
Howmet Aerospace, Inc., 5.90%, 02/01/2027	2,161,000	2,176,596
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	2,079,000	1,936,297
L3Harris Technologies, Inc., 5.40%, 01/15/2027	4,400,000	4,438,954
Lockheed Martin Corp., 5.10%, 11/15/2027(b)	2,612,000	2,650,710
Northrop Grumman Corp., 3.20%, 02/01/2027	2,592,000	2,449,269
RTX Corp., 3.13%, 05/04/2027	3,833,000	3,578,409
		28,287,894
Air Freight & Logistics-0.25%
United Parcel Service, Inc., 3.05%, 11/15/2027(b)	3,480,000	3,272,787
Automobile Components-0.72%
American Honda Finance Corp., 2.35%, 01/08/2027(b)	1,735,000	1,601,878
BorgWarner, Inc., 2.65%, 07/01/2027(b)	3,803,000	3,455,529
Lear Corp., 3.80%, 09/15/2027(b)	1,921,000	1,805,889
United Rentals (North America), Inc., 3.88%, 11/15/2027(b)	2,615,000	2,458,721
		9,322,017
Automobiles-3.56%
Ford Motor Credit Co. LLC
4.27%, 01/09/2027(b)	3,191,000	2,998,241
4.95%, 05/28/2027	5,200,000	4,963,711
4.13%, 08/17/2027	4,376,000	4,046,768
3.82%, 11/02/2027(b)	2,600,000	2,365,073
7.35%, 11/04/2027	5,200,000	5,353,617
General Motors Co.
4.20%, 10/01/2027(b)	2,612,000	2,496,472
6.80%, 10/01/2027	3,482,000	3,618,941
Honda Motor Co. Ltd. (Japan), 2.53%, 03/10/2027(b)	3,482,000	3,220,697
Toyota Motor Credit Corp.
3.20%, 01/11/2027	2,612,000	2,476,259
1.90%, 01/13/2027	2,612,000	2,382,403
3.05%, 03/22/2027	4,846,000	4,565,282
1.15%, 08/13/2027	2,075,000	1,814,744
4.55%, 09/20/2027(b)	3,482,000	3,446,054
5.45%, 11/10/2027(b)	2,442,000	2,491,564
		46,239,826
Banks-12.50%
Banco Santander S.A. (Spain)
4.25%, 04/11/2027	3,400,000	3,223,654
5.29%, 08/18/2027	6,000,000	5,886,565
Bank of America Corp.
3.25%, 10/21/2027	8,596,000	8,026,746
Series L, 4.18%, 11/25/2027	6,965,000	6,637,444
Bank of Montreal (Canada)
2.65%, 03/08/2027(b)	4,353,000	4,026,956
Series H, 4.70%, 09/14/2027(b)	3,466,000	3,398,263
	Principal Amount	Value
Banks-(continued)
Bank of Nova Scotia (The) (Canada)
1.95%, 02/02/2027(b)	$2,612,000	$2,364,132
2.95%, 03/11/2027	2,422,000	2,251,062
Canadian Imperial Bank of Commerce (Canada), 3.45%, 04/07/2027(b)	3,466,000	3,267,331
Citigroup, Inc., 4.45%, 09/29/2027	13,323,000	12,763,304
Credit Suisse AG (Switzerland), 5.00%, 07/09/2027	4,270,000	4,186,448
Fifth Third Bancorp, 2.55%, 05/05/2027	2,612,000	2,357,730
Fifth Third Bank N.A., 2.25%, 02/01/2027(b)	2,018,000	1,815,393
JPMorgan Chase & Co.
8.00%, 04/29/2027	1,733,000	1,891,757
4.25%, 10/01/2027	5,224,000	5,082,999
3.63%, 12/01/2027	3,803,000	3,593,492
KeyBank N.A., 5.85%, 11/15/2027(b)	3,500,000	3,386,616
KeyCorp, 2.25%, 04/06/2027	2,767,000	2,407,550
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027	4,450,000	4,206,393
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027	1,850,000	1,642,081
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027(b)	3,457,000	3,296,259
3.29%, 07/25/2027	3,483,000	3,256,251
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027	1,810,000	1,713,136
3.17%, 09/11/2027	3,920,000	3,617,537
PNC Bank N.A., 3.10%, 10/25/2027	3,400,000	3,115,269
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027(b)	2,612,000	2,436,781
Royal Bank of Canada (Canada)
2.05%, 01/21/2027(b)	1,731,000	1,578,081
3.63%, 05/04/2027(b)	4,153,000	3,940,854
4.24%, 08/03/2027(b)	4,353,000	4,220,664
6.00%, 11/01/2027(b)	4,670,000	4,799,781
Santander Holdings USA, Inc., 4.40%, 07/13/2027	3,628,000	3,454,884
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027(b)	4,327,000	4,091,752
2.17%, 01/14/2027	1,800,000	1,628,955
3.36%, 07/12/2027(b)	6,094,000	5,697,724
3.35%, 10/18/2027(b)	2,612,000	2,427,721
Toronto-Dominion Bank (The) (Canada)
1.95%, 01/12/2027(b)	2,598,000	2,360,846
2.80%, 03/10/2027(b)	3,803,000	3,523,711
4.11%, 06/08/2027(b)	5,196,000	5,000,201
4.69%, 09/15/2027	5,190,000	5,097,935
Truist Financial Corp., 1.13%, 08/03/2027(b)	2,594,000	2,215,225
U.S. Bancorp, Series X, 3.15%, 04/27/2027(b)	4,528,000	4,229,553
Wells Fargo & Co., 4.30%, 07/22/2027(b)	8,656,000	8,311,999
		162,431,035
Beverages-1.73%
Coca-Cola Co. (The)
3.38%, 03/25/2027	3,502,000	3,376,625
2.90%, 05/25/2027	1,741,000	1,640,086
1.45%, 06/01/2027(b)	5,224,000	4,691,749
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Beverages-(continued)
Constellation Brands, Inc.
3.50%, 05/09/2027(b)	$1,741,000	$1,649,920
4.35%, 05/09/2027(b)	2,090,000	2,039,455
Diageo Capital PLC (United Kingdom), 5.30%, 10/24/2027	2,530,000	2,565,766
PepsiCo, Inc.
2.63%, 03/19/2027	1,731,000	1,620,913
3.00%, 10/15/2027	5,224,000	4,927,176
		22,511,690
Biotechnology-1.17%
Amgen, Inc.
2.20%, 02/21/2027(b)	6,001,000	5,511,330
3.20%, 11/02/2027	3,502,000	3,281,495
Gilead Sciences, Inc.
2.95%, 03/01/2027	4,353,000	4,084,321
1.20%, 10/01/2027	2,612,000	2,276,179
		15,153,325
Broadline Retail-2.46%
Amazon.com, Inc.
3.30%, 04/13/2027(b)	7,005,000	6,706,613
1.20%, 06/03/2027	4,401,000	3,907,638
3.15%, 08/22/2027	12,118,000	11,484,464
4.55%, 12/01/2027(b)	6,970,000	6,963,006
eBay, Inc., 3.60%, 06/05/2027(b)	2,998,000	2,860,433
		31,922,154
Building Products-0.15%
Carlisle Cos., Inc., 3.75%, 12/01/2027	2,101,000	1,974,985
Capital Markets-5.99%
Ares Capital Corp.
7.00%, 01/15/2027	2,090,000	2,114,266
2.88%, 06/15/2027(b)	1,747,000	1,559,162
Bank of New York Mellon Corp. (The)
2.05%, 01/26/2027(b)	2,944,000	2,682,186
3.25%, 05/16/2027(b)	2,610,000	2,449,347
BlackRock, Inc., 3.20%, 03/15/2027	2,440,000	2,327,181
Blackstone Secured Lending Fund, 2.13%, 02/15/2027(b)	2,157,000	1,867,421
Blue Owl Capital Corp., 2.63%, 01/15/2027	1,741,000	1,531,357
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	2,080,000	2,083,353
Cboe Global Markets, Inc., 3.65%, 01/12/2027	2,250,000	2,161,900
Charles Schwab Corp. (The)
3.20%, 03/02/2027(b)	2,305,000	2,152,948
2.45%, 03/03/2027(b)	5,228,000	4,755,069
3.30%, 04/01/2027	2,600,000	2,436,332
FactSet Research Systems, Inc., 2.90%, 03/01/2027	1,741,000	1,607,438
FS KKR Capital Corp., 3.25%, 07/15/2027	1,735,000	1,530,611
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	2,812,000	2,861,301
3.85%, 01/26/2027	10,387,000	9,977,185
Jefferies Financial Group, Inc., 4.85%, 01/15/2027	2,617,000	2,554,350
Morgan Stanley
3.63%, 01/20/2027	10,387,000	9,925,463
3.95%, 04/23/2027	6,965,000	6,615,749
	Principal Amount	Value
Capital Markets-(continued)
Nomura Holdings, Inc. (Japan)
2.33%, 01/22/2027(b)	$4,400,000	$3,965,767
5.39%, 07/06/2027(b)	1,750,000	1,723,454
Northern Trust Corp., 4.00%, 05/10/2027(b)	3,482,000	3,382,603
S&P Global, Inc.
2.95%, 01/22/2027(b)	1,731,000	1,631,257
2.45%, 03/01/2027	4,310,000	3,995,483
		77,891,183
Chemicals-1.96%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027	2,302,000	2,089,103
Albemarle Corp., 4.65%, 06/01/2027	2,302,000	2,216,994
Celanese US Holdings LLC, 6.17%, 07/15/2027(b)	7,004,000	7,070,220
Ecolab, Inc.
1.65%, 02/01/2027	1,741,000	1,577,992
3.25%, 12/01/2027	1,731,000	1,632,624
LYB International Finance II B.V., 3.50%, 03/02/2027(b)	2,063,000	1,948,686
Mosaic Co. (The), 4.05%, 11/15/2027(b)	2,422,000	2,327,756
Olin Corp., 5.13%, 09/15/2027	1,740,000	1,658,037
Sherwin-Williams Co. (The), 3.45%, 06/01/2027	5,223,000	4,948,233
		25,469,645
Commercial Services & Supplies-0.62%
Cintas Corp. No. 2, 3.70%, 04/01/2027(b)	3,602,000	3,479,856
Republic Services, Inc., 3.38%, 11/15/2027(b)	2,302,000	2,171,379
Waste Management, Inc., 3.15%, 11/15/2027(b)	2,612,000	2,451,261
		8,102,496
Communications Equipment-0.13%
Nokia OYJ (Finland), 4.38%, 06/12/2027	1,731,000	1,641,010
Construction Materials-0.12%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	1,728,000	1,617,625
Consumer Finance-3.83%
Ally Financial, Inc.
4.75%, 06/09/2027(b)	2,594,000	2,454,284
7.10%, 11/15/2027(b)	2,612,000	2,665,044
American Express Co.
2.55%, 03/04/2027(b)	6,054,000	5,572,821
3.30%, 05/03/2027	5,720,000	5,375,133
5.85%, 11/05/2027(b)	5,194,000	5,338,177
Capital One Financial Corp.
3.75%, 03/09/2027(b)	4,669,000	4,357,502
3.65%, 05/11/2027(b)	3,460,000	3,214,484
Discover Financial Services, 4.10%, 02/09/2027	3,458,000	3,211,247
General Motors Financial Co., Inc.
4.35%, 01/17/2027	4,353,000	4,185,135
2.35%, 02/26/2027(b)	3,482,000	3,140,807
5.00%, 04/09/2027	4,353,000	4,274,418
2.70%, 08/20/2027	3,133,000	2,819,906
Synchrony Financial, 3.95%, 12/01/2027	3,457,000	3,107,796
		49,716,754

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Consumer Staples Distribution & Retail-1.71%
Costco Wholesale Corp.
3.00%, 05/18/2027(b)	$3,482,000	$3,309,966
1.38%, 06/20/2027(b)	4,353,000	3,873,973
Dollar General Corp.
3.88%, 04/15/2027(b)	2,095,000	2,000,937
4.63%, 11/01/2027	2,003,000	1,959,317
Kroger Co. (The), 3.70%, 08/01/2027	2,091,000	1,987,051
Sysco Corp., 3.25%, 07/15/2027	2,612,000	2,438,480
Target Corp., 1.95%, 01/15/2027(b)	3,482,000	3,202,564
Walmart, Inc., 3.95%, 09/09/2027(b)	3,482,000	3,416,627
		22,188,915
Containers & Packaging-0.12%
Packaging Corp. of America, 3.40%, 12/15/2027	1,731,000	1,618,285
Diversified REITs-0.25%
Digital Realty Trust L.P., 3.70%, 08/15/2027	3,497,000	3,296,392
Diversified Telecommunication Services-2.69%
AT&T, Inc.
4.25%, 03/01/2027	5,190,000	5,058,909
2.30%, 06/01/2027	8,710,000	7,930,505
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027	5,190,000	4,993,485
TELUS Corp. (Canada)
2.80%, 02/16/2027	2,072,000	1,928,049
3.70%, 09/15/2027(b)	1,731,000	1,647,844
Verizon Communications, Inc.
4.13%, 03/16/2027	11,320,000	10,993,468
3.00%, 03/22/2027	2,612,000	2,447,337
		34,999,597
Electric Utilities-4.06%
Alabama Power Co., 3.75%, 09/01/2027(b)	1,921,000	1,844,659
American Electric Power Co., Inc.
5.75%, 11/01/2027	1,730,000	1,758,474
3.20%, 11/13/2027	1,743,000	1,613,776
Duke Energy Corp.
3.15%, 08/15/2027	2,592,000	2,406,190
5.00%, 12/08/2027	1,805,000	1,787,350
Duke Energy Florida LLC, 3.20%, 01/15/2027	2,250,000	2,133,045
Edison International, 5.75%, 06/15/2027	2,102,000	2,115,252
Eversource Energy
2.90%, 03/01/2027	2,305,000	2,133,089
4.60%, 07/01/2027	2,076,000	2,023,735
Exelon Corp., 2.75%, 03/15/2027	2,300,000	2,137,024
FirstEnergy Corp., Series B, 4.15%, 07/15/2027	5,223,000	4,973,376
ITC Holdings Corp., 3.35%, 11/15/2027(b)	1,797,000	1,673,362
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	3,481,000	3,139,125
3.55%, 05/01/2027(b)	5,190,000	4,915,747
4.63%, 07/15/2027(b)	4,354,000	4,270,629
Pacific Gas and Electric Co., 2.10%, 08/01/2027(b)	3,502,000	3,091,235
Southern California Edison Co.
5.85%, 11/01/2027(b)	2,610,000	2,677,688
Series D, 4.70%, 06/01/2027	2,074,000	2,040,568
	Principal Amount	Value
Electric Utilities-(continued)
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/2027	$2,611,000	$2,481,523
Series B, 3.75%, 05/15/2027	2,075,000	1,989,804
Xcel Energy, Inc., 1.75%, 03/15/2027(b)	1,741,000	1,556,669
		52,762,320
Electrical Equipment-0.12%
Emerson Electric Co., 1.80%, 10/15/2027	1,741,000	1,559,911
Electronic Equipment, Instruments & Components-0.49%
Eaton Corp., 3.10%, 09/15/2027(b)	2,441,000	2,298,811
Jabil, Inc., 4.25%, 05/15/2027	1,730,000	1,660,100
Keysight Technologies, Inc., 4.60%, 04/06/2027	2,442,000	2,369,575
		6,328,486
Energy Equipment & Services-0.34%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027(b)	4,694,000	4,402,973
Entertainment-1.55%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	2,074,000	1,976,271
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027(b)	3,504,000	3,318,281
Walt Disney Co. (The), 3.70%, 03/23/2027	1,796,000	1,737,198
Warnermedia Holdings, Inc., 3.76%, 03/15/2027(b)	13,930,000	13,147,324
		20,179,074
Financial Services-3.21%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.10%, 01/15/2027(b)	3,150,000	3,167,073
3.65%, 07/21/2027(b)	3,520,000	3,275,086
4.63%, 10/15/2027	2,117,000	2,031,731
Blackstone Private Credit Fund, 3.25%, 03/15/2027	3,441,000	3,059,997
Corebridge Financial, Inc., 3.65%, 04/05/2027	4,289,000	4,030,514
Fidelity National Information Services, Inc., 4.70%, 07/15/2027	1,730,000	1,702,030
Fiserv, Inc., 2.25%, 06/01/2027(b)	3,502,000	3,171,253
Global Payments, Inc.
2.15%, 01/15/2027	2,612,000	2,355,766
4.95%, 08/15/2027	1,731,000	1,697,484
Mastercard, Inc., 3.30%, 03/26/2027	3,602,000	3,438,919
ORIX Corp. (Japan)
3.70%, 07/18/2027	1,600,000	1,514,644
5.00%, 09/13/2027	1,801,000	1,790,464
PayPal Holdings, Inc., 3.90%, 06/01/2027(b)	1,741,000	1,687,385
Visa, Inc.
1.90%, 04/15/2027(b)	5,224,000	4,786,454
0.75%, 08/15/2027(b)	1,741,000	1,521,306
2.75%, 09/15/2027(b)	2,612,000	2,442,428
		41,672,534
Food Products-2.15%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	2,080,000	1,977,752
Conagra Brands, Inc., 1.38%, 11/01/2027	3,465,000	2,979,331
General Mills, Inc., 3.20%, 02/10/2027(b)	2,612,000	2,464,627

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Food Products-(continued)
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 2.50%, 01/15/2027	$3,420,000	$3,080,035
JM Smucker Co. (The), 3.38%, 12/15/2027	1,741,000	1,628,893
Kellanova, 3.40%, 11/15/2027	2,075,000	1,940,853
Kraft Heinz Foods Co. (The), 3.88%, 05/15/2027(b)	4,702,000	4,521,425
McCormick & Co., Inc., 3.40%, 08/15/2027	2,592,000	2,440,489
Mondelez International, Inc., 2.63%, 03/17/2027	2,612,000	2,425,673
Tyson Foods, Inc., 3.55%, 06/02/2027(b)	4,703,000	4,432,003
		27,891,081
Gas Utilities-0.31%
Atmos Energy Corp., 3.00%, 06/15/2027(b)	1,800,000	1,688,334
Southern California Gas Co., 2.95%, 04/15/2027(b)	2,500,000	2,326,744
		4,015,078
Ground Transportation-0.60%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	1,740,000	1,655,982
CSX Corp., 3.25%, 06/01/2027	2,996,000	2,821,019
Union Pacific Corp.
2.15%, 02/05/2027	1,804,000	1,656,545
3.00%, 04/15/2027	1,804,000	1,697,014
		7,830,560
Health Care Equipment & Supplies-1.27%
Baxter International, Inc., 1.92%, 02/01/2027(b)	5,012,000	4,512,160
Becton, Dickinson and Co., 3.70%, 06/06/2027	6,014,000	5,726,937
GE HealthCare Technologies, Inc., 5.65%, 11/15/2027	6,150,000	6,231,325
		16,470,422
Health Care Providers & Services-4.89%
Cardinal Health, Inc., 3.41%, 06/15/2027	4,258,000	4,025,426
Cencora, Inc., 3.45%, 12/15/2027(b)	2,592,000	2,454,006
Centene Corp., 4.25%, 12/15/2027	8,320,000	7,860,944
Cigna Group (The)
3.40%, 03/01/2027	4,626,000	4,396,302
3.05%, 10/15/2027(b)	1,896,000	1,759,418
CommonSpirit Health, 6.07%, 11/01/2027	1,766,000	1,799,428
CVS Health Corp.
3.63%, 04/01/2027	2,612,000	2,485,571
1.30%, 08/21/2027	8,005,000	6,961,347
Elevance Health, Inc., 3.65%, 12/01/2027(b)	5,598,000	5,321,601
HCA, Inc.
4.50%, 02/15/2027(b)	4,183,000	4,058,284
3.13%, 03/15/2027(b)	3,484,000	3,230,166
Humana, Inc.
1.35%, 02/03/2027	2,392,000	2,125,411
3.95%, 03/15/2027(b)	1,865,000	1,795,248
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	1,991,000	1,875,154
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027(b)	2,075,000	1,973,687
SSM Health Care Corp., Series A, 3.82%, 06/01/2027	1,731,000	1,655,723
	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
3.45%, 01/15/2027	$2,702,000	$2,589,561
3.38%, 04/15/2027(b)	2,161,000	2,061,865
3.70%, 05/15/2027	2,075,000	2,000,761
2.95%, 10/15/2027	3,302,000	3,081,199
		63,511,102
Health Care REITs-0.43%
Healthcare Realty Holdings L.P., 3.75%, 07/01/2027(b)	1,798,000	1,675,149
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027	2,423,000	2,272,799
Welltower OP LLC, 2.70%, 02/15/2027	1,731,000	1,597,784
		5,545,732
Hotels, Restaurants & Leisure-1.35%
Darden Restaurants, Inc., 3.85%, 05/01/2027(b)	1,734,000	1,656,692
Expedia Group, Inc., 4.63%, 08/01/2027	2,590,000	2,522,167
Hyatt Hotels Corp., 5.75%, 01/30/2027(b)	2,090,000	2,116,061
Marriott International, Inc., 5.00%, 10/15/2027	3,482,000	3,464,341
McDonald’s Corp.
3.50%, 03/01/2027(b)	2,962,000	2,836,210
3.50%, 07/01/2027	3,482,000	3,314,975
Starbucks Corp., 2.00%, 03/12/2027(b)	1,741,000	1,587,307
		17,497,753
Household Durables-0.58%
D.R. Horton, Inc., 1.40%, 10/15/2027(b)	1,798,000	1,568,253
Leggett & Platt, Inc., 3.50%, 11/15/2027	1,727,000	1,599,467
Lennar Corp., 4.75%, 11/29/2027	2,902,000	2,844,998
PulteGroup, Inc., 5.00%, 01/15/2027(b)	1,583,000	1,572,734
		7,585,452
Household Products-0.83%
Colgate-Palmolive Co., 3.10%, 08/15/2027	1,731,000	1,646,159
Kimberly-Clark Corp., 1.05%, 09/15/2027(b)	2,081,000	1,812,735
Procter & Gamble Co. (The)
1.90%, 02/01/2027	3,502,000	3,224,504
2.80%, 03/25/2027	1,741,000	1,642,970
2.85%, 08/11/2027	2,592,000	2,442,200
		10,768,568
Independent Power and Renewable Electricity Producers-0.18%
NSTAR Electric Co., 3.20%, 05/15/2027(b)	2,496,000	2,354,227
Industrial Conglomerates-0.45%
3M Co., 2.88%, 10/15/2027(b)	2,962,000	2,741,773
Honeywell International, Inc., 1.10%, 03/01/2027	3,488,000	3,119,884
		5,861,657
Insurance-1.51%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	1,730,000	1,645,358
Aon Corp., 8.21%, 01/01/2027(b)	1,800,000	1,906,265
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/2027(b)	2,101,000	1,944,798
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027	2,592,000	2,413,936
Brighthouse Financial, Inc., 3.70%, 06/22/2027(b)	2,617,000	2,419,531
CNA Financial Corp., 3.45%, 08/15/2027	1,797,000	1,685,282

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
Manulife Financial Corp. (Canada), 2.48%, 05/19/2027	$1,731,000	$1,577,442
Progressive Corp. (The)
2.45%, 01/15/2027	1,731,000	1,602,510
2.50%, 03/15/2027	1,904,000	1,763,600
Willis North America, Inc., 4.65%, 06/15/2027	2,702,000	2,631,714
		19,590,436
Interactive Media & Services-0.91%
Alphabet, Inc., 0.80%, 08/15/2027	3,502,000	3,071,706
Meta Platforms, Inc., 3.50%, 08/15/2027(b)	9,200,000	8,800,036
		11,871,742
IT Services-0.92%
International Business Machines Corp.
3.30%, 01/27/2027(b)	1,700,000	1,614,331
2.20%, 02/09/2027	2,280,000	2,091,886
1.70%, 05/15/2027	4,320,000	3,870,022
4.15%, 07/27/2027(b)	2,594,000	2,524,689
VeriSign, Inc., 4.75%, 07/15/2027	1,900,000	1,844,292
		11,945,220
Leisure Products-0.12%
Hasbro, Inc., 3.50%, 09/15/2027	1,743,000	1,620,091
Life Sciences Tools & Services-0.29%
Illumina, Inc., 5.75%, 12/13/2027	1,729,000	1,733,253
Thermo Fisher Scientific, Inc., 4.80%, 11/21/2027(b)	2,091,000	2,098,910
		3,832,163
Machinery-1.95%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	1,731,000	1,575,241
3.60%, 08/12/2027(b)	2,441,000	2,347,289
1.10%, 09/14/2027	2,616,000	2,289,118
CNH Industrial N.V. (United Kingdom), 3.85%, 11/15/2027	1,731,000	1,636,828
John Deere Capital Corp.
1.70%, 01/11/2027	1,742,000	1,582,813
2.35%, 03/08/2027(b)	1,741,000	1,611,716
1.75%, 03/09/2027	1,729,000	1,565,046
2.80%, 09/08/2027(b)	1,731,000	1,605,576
4.15%, 09/15/2027	3,132,000	3,063,823
Otis Worldwide Corp., 2.29%, 04/05/2027(b)	1,805,000	1,652,521
Parker-Hannifin Corp.
3.25%, 03/01/2027(b)	2,442,000	2,311,387
4.25%, 09/15/2027	4,197,000	4,087,813
		25,329,171
Media-1.25%
Comcast Corp.
2.35%, 01/15/2027	4,880,000	4,521,897
3.30%, 02/01/2027	4,353,000	4,145,184
3.30%, 04/01/2027	2,802,000	2,662,493
5.35%, 11/15/2027(b)	2,612,000	2,663,826
Paramount Global, 2.90%, 01/15/2027	2,422,000	2,196,781
		16,190,181
	Principal Amount	Value
Metals & Mining-0.46%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027(b)	$4,150,000	$4,288,445
Nucor Corp., 4.30%, 05/23/2027	1,731,000	1,687,598
		5,976,043
Multi-Utilities-0.87%
Ameren Corp., 1.95%, 03/15/2027	1,741,000	1,570,655
NiSource, Inc., 3.49%, 05/15/2027(b)	3,500,000	3,308,460
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	2,422,000	2,472,700
Sempra, 3.25%, 06/15/2027	2,700,000	2,518,132
WEC Energy Group, Inc., 1.38%, 10/15/2027	1,742,000	1,507,085
		11,377,032
Office REITs-0.20%
Boston Properties L.P., 6.75%, 12/01/2027	2,604,000	2,650,843
Oil, Gas & Consumable Fuels-6.28%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	1,741,000	1,671,309
BP Capital Markets America, Inc., 3.54%, 04/06/2027	1,747,000	1,672,250
BP Capital Markets PLC (United Kingdom), 3.28%, 09/19/2027	5,193,000	4,929,003
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	4,353,000	4,142,212
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	4,300,000	4,261,111
Chevron Corp., 2.00%, 05/11/2027(b)	3,502,000	3,205,982
Chevron USA, Inc., 1.02%, 08/12/2027	2,615,000	2,292,313
Coterra Energy, Inc., 3.90%, 05/15/2027	2,390,000	2,278,979
DCP Midstream Operating L.P., 5.63%, 07/15/2027	1,730,000	1,746,618
Enbridge, Inc. (Canada), 3.70%, 07/15/2027	2,439,000	2,320,197
Energy Transfer L.P.
4.40%, 03/15/2027	2,420,000	2,328,462
4.20%, 04/15/2027	2,088,000	1,996,852
4.00%, 10/01/2027	2,612,000	2,467,851
Enterprise Products Operating LLC, 3.95%, 02/15/2027	1,989,000	1,929,563
EQT Corp., 3.90%, 10/01/2027	4,074,000	3,843,158
Equinor ASA (Norway), 3.00%, 04/06/2027	1,900,000	1,790,085
Exxon Mobil Corp., 3.29%, 03/19/2027(b)	3,502,000	3,357,293
Hess Corp., 4.30%, 04/01/2027	3,502,000	3,412,282
Marathon Oil Corp., 4.40%, 07/15/2027(b)	3,502,000	3,356,976
MPLX L.P., 4.13%, 03/01/2027	4,353,000	4,182,887
Occidental Petroleum Corp., 8.50%, 07/15/2027	1,690,000	1,825,496
ONEOK, Inc., 4.00%, 07/13/2027	1,742,000	1,656,771
Phillips 66 Co., 4.95%, 12/01/2027	2,598,000	2,579,892
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027(b)	5,223,000	5,176,056
Targa Resources Corp., 5.20%, 07/01/2027	2,614,000	2,596,066
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	2,460,000	2,485,378
TC PipeLines L.P., 3.90%, 05/25/2027	1,731,000	1,636,226

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Valero Energy Corp., 2.15%, 09/15/2027	$1,953,000	$1,747,046
Williams Cos., Inc. (The), 3.75%, 06/15/2027	5,051,000	4,790,224
		81,678,538
Passenger Airlines-0.46%
Southwest Airlines Co., 5.13%, 06/15/2027(b)	5,984,000	5,919,190
Personal Care Products-0.38%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027(b)	1,730,000	1,638,110
Unilever Capital Corp. (United Kingdom), 2.90%, 05/05/2027(b)	3,465,000	3,253,457
		4,891,567
Pharmaceuticals-3.29%
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027(b)	2,598,000	2,458,624
Bristol-Myers Squibb Co.
3.25%, 02/27/2027	1,796,000	1,717,424
1.13%, 11/13/2027(b)	3,482,000	3,033,989
Eli Lilly and Co., 3.10%, 05/15/2027	1,390,000	1,317,090
Haleon US Capital LLC, 3.38%, 03/24/2027	6,900,000	6,520,896
Johnson & Johnson
2.95%, 03/03/2027(b)	3,502,000	3,330,576
0.95%, 09/01/2027(b)	5,224,000	4,587,593
Merck & Co., Inc., 1.70%, 06/10/2027	5,226,000	4,711,666
Novartis Capital Corp. (Switzerland)
2.00%, 02/14/2027	4,323,000	3,980,672
3.10%, 05/17/2027	3,502,000	3,322,793
Royalty Pharma PLC, 1.75%, 09/02/2027(b)	3,482,000	3,051,946
Viatris, Inc., 2.30%, 06/22/2027	2,590,000	2,289,626
Zoetis, Inc., 3.00%, 09/12/2027(b)	2,592,000	2,413,529
		42,736,424
Professional Services-0.20%
Equifax, Inc., 5.10%, 12/15/2027	2,612,000	2,587,309
Residential REITs-0.15%
Mid-America Apartments L.P., 3.60%, 06/01/2027	2,101,000	1,995,971
Retail REITs-0.95%
Realty Income Corp.
3.00%, 01/15/2027	2,078,000	1,938,744
3.95%, 08/15/2027	2,199,000	2,094,822
Regency Centers L.P., 3.60%, 02/01/2027	1,901,000	1,799,022
Simon Property Group L.P.
1.38%, 01/15/2027	1,903,000	1,687,621
3.38%, 06/15/2027	2,600,000	2,438,642
3.38%, 12/01/2027	2,596,000	2,416,132
		12,374,983
Semiconductors & Semiconductor Equipment-2.78%
Applied Materials, Inc., 3.30%, 04/01/2027(b)	4,183,000	3,995,707
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027(b)	10,178,000	9,784,481
Intel Corp.
3.75%, 03/25/2027	3,602,000	3,480,440
3.15%, 05/11/2027(b)	3,502,000	3,314,009
3.75%, 08/05/2027(b)	4,353,000	4,193,054
Micron Technology, Inc., 4.19%, 02/15/2027(b)	3,132,000	3,013,709
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
QUALCOMM, Inc., 3.25%, 05/20/2027(b)	$7,000,000	$6,670,937
Texas Instruments, Inc., 2.90%, 11/03/2027(b)	1,743,000	1,627,524
		36,079,861
Software-3.61%
Adobe, Inc., 2.15%, 02/01/2027	2,942,000	2,723,149
Autodesk, Inc., 3.50%, 06/15/2027	1,804,000	1,715,997
Intuit, Inc., 1.35%, 07/15/2027(b)	1,740,000	1,540,312
Microsoft Corp., 3.30%, 02/06/2027(b)	13,939,000	13,417,800
Oracle Corp.
2.80%, 04/01/2027(b)	7,835,000	7,278,292
3.25%, 11/15/2027	9,578,000	8,933,766
Roper Technologies, Inc., 1.40%, 09/15/2027	2,434,000	2,131,210
VMware, Inc.
4.65%, 05/15/2027	1,732,000	1,694,064
3.90%, 08/21/2027	4,353,000	4,151,014
Workday, Inc., 3.50%, 04/01/2027	3,486,000	3,311,287
		46,896,891
Specialized REITs-1.23%
American Tower Corp.
2.75%, 01/15/2027(b)	2,612,000	2,405,319
3.65%, 03/15/2027	2,260,000	2,130,586
3.55%, 07/15/2027	2,612,000	2,459,039
Crown Castle, Inc.
4.00%, 03/01/2027	1,742,000	1,656,342
2.90%, 03/15/2027(b)	2,592,000	2,382,140
3.65%, 09/01/2027	3,480,000	3,254,642
Public Storage Operating Co., 3.09%, 09/15/2027	1,799,000	1,684,614
		15,972,682
Specialty Retail-1.54%
AutoZone, Inc., 3.75%, 06/01/2027	2,095,000	2,004,460
Home Depot, Inc. (The)
2.50%, 04/15/2027(b)	2,592,000	2,408,299
2.88%, 04/15/2027(b)	2,616,000	2,459,740
2.80%, 09/14/2027(b)	3,482,000	3,250,034
Lowe’s Cos., Inc.
3.35%, 04/01/2027(b)	2,612,000	2,478,052
3.10%, 05/03/2027(b)	5,230,000	4,927,905
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	2,600,000	2,465,481
		19,993,971
Technology Hardware, Storage & Peripherals-2.37%
Apple, Inc.
3.35%, 02/09/2027	7,835,000	7,532,018
3.20%, 05/11/2027(b)	6,964,000	6,650,454
3.00%, 06/20/2027(b)	3,504,000	3,320,505
2.90%, 09/12/2027	7,000,000	6,592,902
3.00%, 11/13/2027(b)	5,224,000	4,940,386
NetApp, Inc., 2.38%, 06/22/2027	1,912,000	1,738,168
		30,774,433
Textiles, Apparel & Luxury Goods-0.37%
NIKE, Inc., 2.75%, 03/27/2027(b)	3,462,000	3,252,568
VF Corp., 2.80%, 04/23/2027(b)	1,741,000	1,561,864
		4,814,432

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Tobacco-0.77%
B.A.T Capital Corp. (United Kingdom), 4.70%, 04/02/2027(b)	$3,202,000	$3,126,769
Philip Morris International, Inc.
3.13%, 08/17/2027(b)	1,798,000	1,681,562
5.13%, 11/17/2027	5,224,000	5,231,504
		10,039,835
Trading Companies & Distributors-0.61%
Air Lease Corp.
2.20%, 01/15/2027	2,592,000	2,324,712
3.63%, 04/01/2027	1,646,000	1,525,448
3.63%, 12/01/2027	1,744,000	1,616,270
5.85%, 12/15/2027(b)	2,440,000	2,451,666
		7,918,096
Water Utilities-0.16%
American Water Capital Corp., 2.95%, 09/01/2027(b)	2,300,000	2,135,690
Wireless Telecommunication Services-0.46%
Rogers Communications, Inc. (Canada), 3.20%, 03/15/2027(b)	4,490,000	4,186,570
T-Mobile USA, Inc., 5.38%, 04/15/2027	1,805,000	1,806,971
		5,993,541
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,328,269,261)		1,287,080,881
	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(c)(d) (Cost $466,035)	466,035	$466,035
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.08% (Cost $1,328,735,296)		1,287,546,916
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.08%
Invesco Private Government Fund, 5.32%(c)(d)(e)	62,813,534	62,813,534
Invesco Private Prime Fund, 5.55%(c)(d)(e)	159,092,056	159,155,693
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $221,930,789)		221,969,227
TOTAL INVESTMENTS IN SECURITIES-116.16% (Cost $1,550,666,085)		1,509,516,143
OTHER ASSETS LESS LIABILITIES-(16.16)%		(210,000,116)
NET ASSETS-100.00%		$1,299,516,027

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$53,994	$11,369,372	$(10,957,331)	$-	$-	$466,035	$23,208
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,041,712	63,863,610	(59,091,788)	-	-	62,813,534	790,586*
Invesco Private Prime Fund	149,226,869	149,279,759	(139,415,319)	35,133	29,251	159,155,693	2,126,316*
Total	$207,322,575	$224,512,741	$(209,464,438)	$35,133	$29,251	$222,435,262	$2,940,110

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.92%
Aerospace & Defense-2.84%
Boeing Co. (The), 3.25%, 02/01/2028(b)	$3,386,000	$3,145,362
General Dynamics Corp., 3.75%, 05/15/2028	3,012,000	2,887,435
HEICO Corp., 5.25%, 08/01/2028	1,900,000	1,896,271
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028	1,796,000	1,535,768
L3Harris Technologies, Inc., 4.40%, 06/15/2028(b)	2,544,000	2,461,706
Lockheed Martin Corp., 4.45%, 05/15/2028	1,500,000	1,481,967
Northrop Grumman Corp., 3.25%, 01/15/2028	6,014,000	5,625,762
RTX Corp., 4.13%, 11/16/2028	8,970,000	8,541,659
		27,575,930
Air Freight & Logistics-0.33%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028(b)	1,805,000	1,712,402
FedEx Corp., 3.40%, 02/15/2028(b)	1,597,000	1,495,125
		3,207,527
Automobile Components-1.01%
American Honda Finance Corp.
4.70%, 01/12/2028(b)	1,500,000	1,479,097
3.50%, 02/15/2028(b)	1,491,000	1,403,088
2.00%, 03/24/2028	2,247,000	1,980,427
5.13%, 07/07/2028(b)	2,390,000	2,399,282
5.65%, 11/15/2028	2,500,000	2,555,826
		9,817,720
Automobiles-2.58%
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	2,300,000	2,009,716
6.80%, 05/12/2028(b)	4,450,000	4,530,701
6.80%, 11/07/2028(b)	4,590,000	4,689,228
General Motors Co., 5.00%, 10/01/2028(b)	2,256,000	2,214,645
Toyota Motor Corp. (Japan)
5.12%, 07/13/2028(b)	1,500,000	1,526,329
3.67%, 07/20/2028(b)	1,500,000	1,436,507
Toyota Motor Credit Corp.
3.05%, 01/11/2028(b)	1,500,000	1,401,981
4.63%, 01/12/2028(b)	2,990,000	2,959,429
1.90%, 04/06/2028	2,210,000	1,953,168
5.25%, 09/11/2028(b)	2,300,000	2,327,268
		25,048,972
Banks-12.72%
Banco Santander S.A. (Spain)
4.38%, 04/12/2028	3,800,000	3,564,961
5.59%, 08/08/2028	4,600,000	4,572,029
6.61%, 11/07/2028	3,800,000	3,937,850
Bank of Montreal (Canada)
5.20%, 02/01/2028(b)	3,590,000	3,578,375
5.72%, 09/25/2028(b)	2,990,000	3,028,023
Bank of Nova Scotia (The) (Canada), 5.25%, 06/12/2028(b)	2,240,000	2,228,120
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	5,890,000	5,554,980
Canadian Imperial Bank of Commerce (Canada)
5.00%, 04/28/2028(b)	2,990,000	2,938,375
5.99%, 10/03/2028	2,090,000	2,133,069
Citibank N.A., 5.80%, 09/29/2028(b)	7,380,000	7,531,256
	Principal Amount	Value
Banks-(continued)
Citigroup, Inc., 4.13%, 07/25/2028	$6,283,000	$5,881,146
Credit Suisse AG (Switzerland), 7.50%, 02/15/2028	7,408,000	7,944,030
Fifth Third Bancorp, 3.95%, 03/14/2028(b)	1,957,000	1,830,468
KeyCorp, 4.10%, 04/30/2028(b)	2,217,000	2,023,862
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028	4,445,000	4,217,206
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	3,580,000	3,364,535
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028(b)	3,838,000	3,666,384
4.05%, 09/11/2028	2,994,000	2,855,560
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	3,925,000	3,725,150
PNC Bank N.A.
3.25%, 01/22/2028	2,000,000	1,838,507
4.05%, 07/26/2028(b)	3,870,000	3,614,681
Regions Financial Corp., 1.80%, 08/12/2028(b)	1,941,000	1,603,361
Royal Bank of Canada (Canada)
4.90%, 01/12/2028(b)	2,240,000	2,217,941
5.20%, 08/01/2028	2,990,000	2,981,585
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 01/13/2028(b)	5,745,000	5,776,389
3.54%, 01/17/2028(b)	2,245,000	2,088,525
5.80%, 07/13/2028(b)	2,250,000	2,284,936
3.94%, 07/19/2028(b)	2,244,000	2,115,321
5.72%, 09/14/2028(b)	3,250,000	3,293,655
1.90%, 09/17/2028(b)	6,100,000	5,219,629
Synovus Bank, 5.63%, 02/15/2028	1,458,000	1,335,734
Toronto-Dominion Bank (The) (Canada)
5.16%, 01/10/2028	3,736,000	3,710,207
5.52%, 07/17/2028(b)	3,733,000	3,763,169
U.S. Bancorp, 3.90%, 04/26/2028(b)	2,558,000	2,414,037
UBS AG (Switzerland), 5.65%, 09/11/2028(b)	4,598,000	4,653,535
		123,486,591
Beverages-2.12%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.00%, 04/13/2028	7,526,000	7,292,447
Coca-Cola Co. (The)
1.50%, 03/05/2028(b)	2,500,000	2,205,889
1.00%, 03/15/2028(b)	4,000,000	3,457,109
Constellation Brands, Inc., 3.60%, 02/15/2028(b)	2,105,000	1,978,268
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028	1,544,000	1,481,789
PepsiCo, Inc.
3.60%, 02/18/2028	2,261,000	2,168,663
4.45%, 05/15/2028(b)	1,940,000	1,941,812
		20,525,977
Biotechnology-1.50%
Amgen, Inc.
5.15%, 03/02/2028	11,300,000	11,328,794
1.65%, 08/15/2028(b)	3,689,000	3,181,251
		14,510,045
Broadline Retail-0.61%
Amazon.com, Inc., 1.65%, 05/12/2028(b)	6,730,000	5,947,450
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Building Products-0.31%
Lennox International, Inc., 5.50%, 09/15/2028	$1,500,000	$1,506,529
Masco Corp., 1.50%, 02/15/2028(b)	1,806,000	1,541,325
		3,047,854
Capital Markets-4.51%
Ameriprise Financial, Inc., 5.70%, 12/15/2028	1,900,000	1,945,324
Ares Capital Corp., 2.88%, 06/15/2028(b)	3,803,000	3,246,974
Ares Management Corp., 6.38%, 11/10/2028	1,600,000	1,635,738
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028(b)	2,211,000	2,062,892
3.85%, 04/28/2028(b)	2,687,000	2,568,435
1.65%, 07/14/2028	1,454,000	1,247,052
3.00%, 10/30/2028	1,476,000	1,328,704
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	2,000,000	1,674,222
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	3,137,000	2,950,210
Charles Schwab Corp. (The)
3.20%, 01/25/2028	2,123,000	1,944,592
2.00%, 03/20/2028	3,737,000	3,231,081
CME Group, Inc., 3.75%, 06/15/2028	1,494,000	1,432,346
FS KKR Capital Corp., 3.13%, 10/12/2028(b)	2,305,000	1,942,291
Jefferies Financial Group, Inc., 5.88%, 07/21/2028	3,010,000	2,988,922
Nasdaq, Inc., 5.35%, 06/28/2028(b)	3,001,000	3,016,303
Nomura Holdings, Inc. (Japan)
5.84%, 01/18/2028	1,700,000	1,704,489
6.07%, 07/12/2028(b)	2,750,000	2,784,174
2.17%, 07/14/2028	3,000,000	2,564,733
Northern Trust Corp., 3.65%, 08/03/2028(b)	1,491,000	1,406,979
S&P Global, Inc., 4.75%, 08/01/2028(b)	2,090,000	2,087,398
		43,762,859
Chemicals-0.94%
Celanese US Holdings LLC, 6.35%, 11/15/2028(b)	3,010,000	3,077,125
Ecolab, Inc., 5.25%, 01/15/2028(b)	1,500,000	1,521,655
Nutrien Ltd. (Canada), 4.90%, 03/27/2028(b)	2,300,000	2,273,098
PPG Industries, Inc., 3.75%, 03/15/2028(b)	2,403,000	2,279,368
		9,151,246
Commercial Services & Supplies-0.37%
Republic Services, Inc., 3.95%, 05/15/2028	2,393,000	2,293,872
Waste Management, Inc., 1.15%, 03/15/2028(b)	1,491,000	1,281,837
		3,575,709
Communications Equipment-0.21%
Motorola Solutions, Inc., 4.60%, 02/23/2028(b)	2,098,000	2,047,148
Consumer Finance-2.12%
Ally Financial, Inc., 2.20%, 11/02/2028(b)	2,242,000	1,837,645
Capital One Financial Corp., 3.80%, 01/31/2028	4,209,000	3,875,223
Discover Bank, 4.65%, 09/13/2028	2,800,000	2,551,978
	Principal Amount	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc.
6.00%, 01/09/2028(b)	$2,990,000	$3,033,849
2.40%, 04/10/2028	3,010,000	2,635,139
5.80%, 06/23/2028(b)	4,060,000	4,060,795
2.40%, 10/15/2028	3,010,000	2,581,647
		20,576,276
Consumer Staples Distribution & Retail-1.72%
CVS Pass-Through Trust, 6.04%, 12/10/2028	458,579	457,011
Dollar General Corp.
4.13%, 05/01/2028(b)	1,485,000	1,418,111
5.20%, 07/05/2028(b)	1,500,000	1,487,906
Dollar Tree, Inc., 4.20%, 05/15/2028(b)	3,745,000	3,564,055
Walmart, Inc.
3.90%, 04/15/2028	2,240,000	2,180,442
3.70%, 06/26/2028(b)	4,450,000	4,319,045
1.50%, 09/22/2028	3,740,000	3,260,416
		16,686,986
Containers & Packaging-0.17%
WRKCo, Inc., 4.00%, 03/15/2028	1,767,000	1,662,520
Distributors-0.26%
LKQ Corp., 5.75%, 06/15/2028	2,500,000	2,482,438
Diversified REITs-0.99%
CubeSmart L.P., 2.25%, 12/15/2028(b)	1,646,000	1,405,572
Digital Realty Trust L.P.
5.55%, 01/15/2028	2,710,000	2,708,146
4.45%, 07/15/2028	2,000,000	1,907,441
VICI Properties L.P., 4.75%, 02/15/2028(b)	3,742,000	3,549,923
		9,571,082
Diversified Telecommunication Services-1.38%
AT&T, Inc., 1.65%, 02/01/2028	6,730,000	5,865,355
Verizon Communications, Inc., 2.10%, 03/22/2028	8,510,000	7,540,447
		13,405,802
Electric Utilities-6.17%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028(b)	1,794,000	1,656,853
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028	1,500,000	1,514,082
Commonwealth Edison Co., 3.70%, 08/15/2028(b)	1,647,000	1,558,623
Constellation Energy Generation LLC, 5.60%, 03/01/2028	2,300,000	2,317,597
Duke Energy Corp., 4.30%, 03/15/2028	2,774,000	2,674,713
Duke Energy Florida LLC, 3.80%, 07/15/2028	1,791,000	1,703,804
Duke Energy Progress LLC, 3.70%, 09/01/2028	1,491,000	1,414,898
Edison International
4.13%, 03/15/2028	1,620,000	1,523,649
5.25%, 11/15/2028	1,790,000	1,763,199
Entergy Corp., 1.90%, 06/15/2028	1,959,000	1,689,439
Eversource Energy, 5.45%, 03/01/2028	3,992,000	3,999,258
Exelon Corp., 5.15%, 03/15/2028	3,010,000	3,007,845
Florida Power & Light Co.
5.05%, 04/01/2028	2,990,000	2,997,446
4.40%, 05/15/2028(b)	2,300,000	2,246,406
Georgia Power Co., 4.65%, 05/16/2028	2,300,000	2,260,212

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028(b)	$2,095,000	$1,957,209
4.80%, 03/15/2028	1,790,000	1,772,910
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028(b)	3,740,000	3,689,615
1.90%, 06/15/2028	4,490,000	3,879,843
Pacific Gas and Electric Co.
3.00%, 06/15/2028	2,393,000	2,114,548
3.75%, 07/01/2028	2,803,000	2,543,188
Southern California Edison Co.
5.30%, 03/01/2028	2,300,000	2,318,984
5.65%, 10/01/2028	1,640,000	1,669,860
Southern Co. (The), 4.85%, 06/15/2028	2,240,000	2,208,467
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	1,730,000	1,630,080
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028(b)	2,096,000	1,989,222
Xcel Energy, Inc., 4.00%, 06/15/2028(b)	1,900,000	1,811,882
		59,913,832
Electrical Equipment-0.28%
Emerson Electric Co., 2.00%, 12/21/2028(b)	3,095,000	2,714,812
Electronic Equipment, Instruments & Components-1.42%
Arrow Electronics, Inc., 3.88%, 01/12/2028	1,501,000	1,399,492
Avnet, Inc., 6.25%, 03/15/2028	1,500,000	1,525,914
CDW LLC/CDW Finance Corp., 3.28%, 12/01/2028	1,494,000	1,322,720
Eaton Corp., 4.35%, 05/18/2028	1,500,000	1,474,458
Jabil, Inc., 3.95%, 01/12/2028	1,441,000	1,349,477
TD SYNNEX Corp., 2.38%, 08/09/2028	1,810,000	1,523,803
Teledyne Technologies, Inc., 2.25%, 04/01/2028(b)	2,104,000	1,851,210
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/2028	1,646,000	1,563,818
Trimble, Inc., 4.90%, 06/15/2028(b)	1,775,000	1,729,211
		13,740,103
Energy Equipment & Services-0.29%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028(b)	1,501,000	1,373,552
Schlumberger Investment S.A., 4.50%, 05/15/2028(b)	1,499,000	1,483,077
		2,856,629
Entertainment-1.04%
Netflix, Inc., 5.88%, 11/15/2028(b)	5,680,000	5,856,227
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028(b)	1,502,000	1,487,475
Walt Disney Co. (The), 2.20%, 01/13/2028(b)	2,992,000	2,716,557
		10,060,259
Financial Services-2.89%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%, 01/23/2028(b)	1,571,000	1,457,250
5.75%, 06/06/2028(b)	3,070,000	3,059,830
3.00%, 10/29/2028(b)	11,210,000	9,886,688
Block Financial LLC, 2.50%, 07/15/2028	1,498,000	1,311,528
	Principal Amount	Value
Financial Services-(continued)
Fidelity National Information Services, Inc., 1.65%, 03/01/2028(b)	$2,213,000	$1,924,028
Fiserv, Inc.
5.45%, 03/02/2028(b)	2,690,000	2,713,655
5.38%, 08/21/2028(b)	2,109,000	2,128,591
Mastercard, Inc.
3.50%, 02/26/2028(b)	1,502,000	1,435,899
4.88%, 03/09/2028(b)	2,245,000	2,274,214
MGIC Investment Corp., 5.25%, 08/15/2028	1,960,000	1,853,958
		28,045,641
Food Products-1.89%
Campbell Soup Co., 4.15%, 03/15/2028(b)	3,000,000	2,885,068
General Mills, Inc.
4.20%, 04/17/2028(b)	4,208,000	4,071,478
5.50%, 10/17/2028	1,500,000	1,525,389
Hormel Foods Corp., 1.70%, 06/03/2028(b)	2,241,000	1,972,210
J. M. Smucker Co. (The), 5.90%, 11/15/2028	2,300,000	2,355,558
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.13%, 02/01/2028	2,600,000	2,525,893
Kellanova, 4.30%, 05/15/2028(b)	1,777,000	1,714,554
Mondelez International, Inc., 4.13%, 05/07/2028(b)	1,379,000	1,336,450
		18,386,600
Gas Utilities-0.29%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028(b)	2,800,000	2,813,975
Ground Transportation-1.06%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028(b)	1,496,000	1,428,007
CSX Corp., 3.80%, 03/01/2028(b)	2,498,000	2,389,679
Ryder System, Inc.
5.65%, 03/01/2028(b)	1,500,000	1,515,802
5.25%, 06/01/2028(b)	1,942,000	1,933,026
Union Pacific Corp., 3.95%, 09/10/2028(b)	3,159,000	3,057,531
		10,324,045
Health Care Equipment & Supplies-1.42%
Abbott Laboratories, 1.15%, 01/30/2028(b)	1,957,000	1,712,664
Baxter International, Inc., 2.27%, 12/01/2028(b)	3,800,000	3,285,381
Becton, Dickinson and Co., 4.69%, 02/13/2028	2,405,000	2,371,981
Edwards Lifesciences Corp., 4.30%, 06/15/2028	1,810,000	1,735,745
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028	2,990,000	2,930,356
Stryker Corp., 3.65%, 03/07/2028	1,795,000	1,705,130
		13,741,257
Health Care Providers & Services-5.37%
Centene Corp., 2.45%, 07/15/2028	6,877,000	5,965,953
Cigna Group (The), 4.38%, 10/15/2028	11,360,000	10,964,572
CVS Health Corp., 4.30%, 03/25/2028	15,041,000	14,560,543
Elevance Health, Inc., 4.10%, 03/01/2028(b)	3,803,000	3,670,555
HCA, Inc.
5.20%, 06/01/2028(b)	2,990,000	2,948,670
5.63%, 09/01/2028	4,490,000	4,504,047

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
Humana, Inc.
5.75%, 03/01/2028	$1,500,000	$1,531,255
5.75%, 12/01/2028	1,500,000	1,530,455
UnitedHealth Group, Inc.
5.25%, 02/15/2028(b)	3,010,000	3,070,458
3.85%, 06/15/2028(b)	3,475,000	3,338,211
		52,084,719
Health Care REITs-0.70%
Healthpeak OP LLC, 2.13%, 12/01/2028	1,500,000	1,281,401
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	1,650,000	1,541,619
Ventas Realty L.P., 4.00%, 03/01/2028	1,940,000	1,811,388
Welltower OP LLC, 4.25%, 04/15/2028	2,241,000	2,140,408
		6,774,816
Hotels, Restaurants & Leisure-1.55%
Booking Holdings, Inc., 3.55%, 03/15/2028	1,500,000	1,425,991
Expedia Group, Inc., 3.80%, 02/15/2028	3,010,000	2,827,501
Marriott International, Inc., 5.55%, 10/15/2028	2,090,000	2,106,347
McDonald’s Corp.
3.80%, 04/01/2028	3,144,000	3,008,423
4.80%, 08/14/2028(b)	1,791,000	1,786,778
Starbucks Corp.
3.50%, 03/01/2028	1,799,000	1,695,575
4.00%, 11/15/2028	2,240,000	2,148,086
		14,998,701
Household Durables-0.20%
Mohawk Industries, Inc., 5.85%, 09/18/2028(b)	1,900,000	1,926,499
Household Products-0.51%
Clorox Co. (The), 3.90%, 05/15/2028(b)	1,495,000	1,421,811
Colgate-Palmolive Co., 4.60%, 03/01/2028(b)	1,602,000	1,616,599
Procter & Gamble Co. (The), 3.95%, 01/26/2028	1,997,000	1,952,986
		4,991,396
Independent Power and Renewable Electricity Producers-0.28%
AES Corp. (The), 5.45%, 06/01/2028	2,689,000	2,666,625
Industrial Conglomerates-0.34%
3M Co., 3.63%, 09/14/2028(b)	1,900,000	1,780,258
Honeywell International, Inc., 4.95%, 02/15/2028(b)	1,496,000	1,513,031
		3,293,289
Industrial REITs-0.23%
Prologis L.P., 4.88%, 06/15/2028(b)	2,240,000	2,220,037
Insurance-0.34%
Lincoln National Corp., 3.80%, 03/01/2028(b)	1,580,000	1,474,868
Willis North America, Inc., 4.50%, 09/15/2028	1,905,000	1,824,336
		3,299,204
Interactive Media & Services-0.46%
Meta Platforms, Inc., 4.60%, 05/15/2028(b)	4,510,000	4,485,581
	Principal Amount	Value
IT Services-0.48%
DXC Technology Co., 2.38%, 09/15/2028(b)	$1,953,000	$1,653,059
International Business Machines Corp., 4.50%, 02/06/2028(b)	3,010,000	2,962,628
		4,615,687
Life Sciences Tools & Services-0.32%
Revvity, Inc., 1.90%, 09/15/2028(b)	1,493,000	1,261,128
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028	2,089,000	1,816,813
		3,077,941
Machinery-2.24%
CNH Industrial Capital LLC, 4.55%, 04/10/2028	1,900,000	1,831,786
Ingersoll Rand, Inc., 5.40%, 08/14/2028	1,500,000	1,504,228
John Deere Capital Corp.
4.75%, 01/20/2028(b)	3,290,000	3,276,799
4.90%, 03/03/2028	2,000,000	2,002,584
1.50%, 03/06/2028	1,501,000	1,308,767
4.95%, 07/14/2028(b)	4,510,000	4,521,491
Otis Worldwide Corp., 5.25%, 08/16/2028	2,300,000	2,312,295
Wabtec Corp., 4.70%, 09/15/2028	3,740,000	3,616,735
Xylem, Inc., 1.95%, 01/30/2028	1,494,000	1,314,135
		21,688,820
Marine Transportation-0.15%
Kirby Corp., 4.20%, 03/01/2028	1,500,000	1,416,820
Media-2.05%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
3.75%, 02/15/2028	2,989,000	2,774,398
4.20%, 03/15/2028	3,742,000	3,523,166
Comcast Corp.
3.15%, 02/15/2028	5,000,000	4,667,966
3.55%, 05/01/2028	2,992,000	2,831,581
Discovery Communications LLC, 3.95%, 03/20/2028(b)	5,100,000	4,775,464
Paramount Global, 3.38%, 02/15/2028(b)	1,501,000	1,340,601
		19,913,176
Metals & Mining-0.41%
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	1,458,000	1,367,502
4.38%, 08/01/2028	1,299,000	1,219,196
Nucor Corp., 3.95%, 05/01/2028	1,480,000	1,413,150
		3,999,848
Multi-Utilities-1.75%
DTE Electric Co., Series A, 1.90%, 04/01/2028	1,715,000	1,507,326
DTE Energy Co., 4.88%, 06/01/2028	2,410,000	2,364,452
National Grid PLC (United Kingdom), 5.60%, 06/12/2028	2,090,000	2,108,457
NiSource, Inc., 5.25%, 03/30/2028	3,200,000	3,198,179
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	1,790,000	1,826,982
San Diego Gas & Electric Co., 4.95%, 08/15/2028	1,790,000	1,784,387
Sempra, 3.40%, 02/01/2028	3,104,000	2,879,181
WEC Energy Group, Inc., 2.20%, 12/15/2028	1,498,000	1,296,114
		16,965,078

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-5.70%
BP Capital Markets PLC (United Kingdom), 3.72%, 11/28/2028	$2,397,000	$2,275,438
Chevron USA, Inc., 3.85%, 01/15/2028	1,827,000	1,775,461
Continental Resources, Inc., 4.38%, 01/15/2028	2,991,000	2,832,034
Enbridge, Inc. (Canada), 6.00%, 11/15/2028	2,500,000	2,571,133
Energy Transfer L.P.
5.55%, 02/15/2028	2,990,000	3,004,681
4.95%, 05/15/2028	2,390,000	2,328,546
4.95%, 06/15/2028	2,995,000	2,923,607
6.10%, 12/01/2028	1,500,000	1,535,844
EQT Corp., 5.70%, 04/01/2028	1,500,000	1,501,688
Equinor ASA (Norway), 3.63%, 09/10/2028(b)	3,000,000	2,865,382
Kinder Morgan, Inc., 4.30%, 03/01/2028(b)	3,741,000	3,601,927
MPLX L.P., 4.00%, 03/15/2028	3,759,000	3,549,132
Occidental Petroleum Corp., 6.38%, 09/01/2028	1,727,000	1,780,545
ONEOK, Inc.
4.55%, 07/15/2028	2,602,000	2,498,592
5.65%, 11/01/2028	2,300,000	2,316,297
Ovintiv, Inc., 5.65%, 05/15/2028(b)	2,093,000	2,087,761
Phillips 66, 3.90%, 03/15/2028	2,394,000	2,273,366
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	4,037,000	3,858,857
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028	4,209,000	4,010,843
Valero Energy Corp., 4.35%, 06/01/2028	1,801,000	1,733,136
Valero Energy Partners L.P., 4.50%, 03/15/2028	1,370,000	1,319,287
Williams Cos., Inc. (The), 5.30%, 08/15/2028(b)	2,690,000	2,686,826
		55,330,383
Passenger Airlines-0.12%
Delta Air Lines, Inc., 4.38%, 04/19/2028(b)	1,224,000	1,168,308
Personal Care Products-1.13%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028(b)	2,090,000	2,040,797
Kenvue, Inc., 5.05%, 03/22/2028	3,000,000	3,021,939
Unilever Capital Corp. (United Kingdom)
3.50%, 03/22/2028	4,000,000	3,806,202
4.88%, 09/08/2028(b)	2,120,000	2,134,353
		11,003,291
Pharmaceuticals-3.97%
AstraZeneca Finance LLC (United Kingdom)
4.88%, 03/03/2028	3,289,000	3,291,812
1.75%, 05/28/2028	3,742,000	3,296,778
Bristol-Myers Squibb Co., 3.90%, 02/20/2028(b)	4,382,000	4,234,503
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.88%, 05/15/2028	5,230,000	5,032,102
Johnson & Johnson, 2.90%, 01/15/2028	4,510,000	4,244,475
Merck & Co., Inc.
4.05%, 05/17/2028(b)	1,500,000	1,465,673
1.90%, 12/10/2028	3,010,000	2,633,901
Pfizer, Inc., 3.60%, 09/15/2028(b)	2,990,000	2,866,781
Pharmacia LLC, 6.60%, 12/01/2028	1,985,000	2,122,810
Sanofi S.A., 3.63%, 06/19/2028(b)	2,931,000	2,808,690
	Principal Amount	Value
Pharmaceuticals-(continued)
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028(b)	$5,100,000	$5,062,983
Zoetis, Inc., 3.90%, 08/20/2028	1,500,000	1,431,144
		38,491,652
Professional Services-0.93%
Automatic Data Processing, Inc., 1.70%, 05/15/2028(b)	2,989,000	2,642,876
Concentrix Corp., 6.60%, 08/02/2028(b)	2,410,000	2,409,133
Equifax, Inc., 5.10%, 06/01/2028(b)	2,095,000	2,070,847
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	1,900,000	1,939,511
		9,062,367
Residential REITs-0.45%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	1,491,000	1,409,140
ERP Operating L.P., 3.50%, 03/01/2028	1,497,000	1,398,988
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	1,811,000	1,548,472
		4,356,600
Retail REITs-0.55%
Realty Income Corp.
3.40%, 01/15/2028(b)	1,801,000	1,671,978
3.65%, 01/15/2028	1,621,000	1,518,769
Simon Property Group L.P., 1.75%, 02/01/2028	2,501,000	2,178,184
		5,368,931
Semiconductors & Semiconductor Equipment-2.17%
Analog Devices, Inc., 1.70%, 10/01/2028(b)	2,240,000	1,940,082
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028(b)	2,320,000	2,173,926
Intel Corp.
4.88%, 02/10/2028	5,230,000	5,233,084
1.60%, 08/12/2028(b)	2,992,000	2,593,646
Marvell Technology, Inc., 2.45%, 04/15/2028(b)	2,240,000	1,976,562
Micron Technology, Inc., 5.38%, 04/15/2028	1,790,000	1,781,090
NVIDIA Corp., 1.55%, 06/15/2028(b)	3,742,000	3,279,049
Texas Instruments, Inc., 4.60%, 02/15/2028(b)	2,089,000	2,087,358
		21,064,797
Software-2.16%
Intuit, Inc., 5.13%, 09/15/2028(b)	2,300,000	2,321,698
Oracle Corp.
2.30%, 03/25/2028	5,987,000	5,327,083
4.50%, 05/06/2028(b)	2,240,000	2,188,466
Roper Technologies, Inc., 4.20%, 09/15/2028	2,406,000	2,310,276
Salesforce, Inc.
3.70%, 04/11/2028(b)	4,509,000	4,331,763
1.50%, 07/15/2028(b)	2,991,000	2,605,208
VMware, Inc., 1.80%, 08/15/2028	2,240,000	1,921,800
		21,006,294

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Specialized REITs-2.63%
American Tower Corp.
3.60%, 01/15/2028(b)	$2,103,000	$1,956,887
1.50%, 01/31/2028	2,003,000	1,706,649
5.50%, 03/15/2028	2,108,000	2,109,042
5.25%, 07/15/2028(b)	1,998,000	1,983,246
5.80%, 11/15/2028(b)	2,300,000	2,330,845
Crown Castle, Inc.
5.00%, 01/11/2028(b)	3,100,000	3,027,776
3.80%, 02/15/2028	3,010,000	2,803,554
4.80%, 09/01/2028	1,790,000	1,730,302
Equinix, Inc., 1.55%, 03/15/2028	1,953,000	1,668,868
Extra Space Storage L.P., 5.70%, 04/01/2028	1,500,000	1,503,839
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	1,481,000	1,463,678
Public Storage Operating Co.
1.85%, 05/01/2028	1,997,000	1,741,243
1.95%, 11/09/2028	1,690,000	1,461,296
		25,487,225
Specialty Retail-1.69%
AutoZone, Inc., 6.25%, 11/01/2028(b)	1,600,000	1,665,428
Dell International LLC/EMC Corp., 5.25%, 02/01/2028(b)	2,990,000	2,999,957
Home Depot, Inc. (The)
0.90%, 03/15/2028	1,481,000	1,263,432
1.50%, 09/15/2028(b)	3,012,000	2,598,812
Lowe’s Cos., Inc.
1.30%, 04/15/2028	2,996,000	2,570,598
1.70%, 09/15/2028(b)	2,990,000	2,576,134
O’Reilly Automotive, Inc., 4.35%, 06/01/2028(b)	1,491,000	1,450,585
TJX Cos., Inc. (The), 1.15%, 05/15/2028	1,492,000	1,273,619
		16,398,565
Technology Hardware, Storage & Peripherals-2.18%
Apple, Inc.
1.20%, 02/08/2028(b)	7,475,000	6,519,911
4.00%, 05/10/2028(b)	4,490,000	4,405,477
1.40%, 08/05/2028(b)	6,876,000	5,969,143
Hewlett Packard Enterprise Co., 5.25%, 07/01/2028(b)	1,650,000	1,655,322
HP, Inc., 4.75%, 01/15/2028(b)	2,688,000	2,642,173
		21,192,026
Tobacco-1.77%
Altria Group, Inc., 6.20%, 11/01/2028	1,500,000	1,544,592
B.A.T Capital Corp. (United Kingdom), 2.26%, 03/25/2028	5,300,000	4,646,318
B.A.T. International Finance PLC (United Kingdom), 4.45%, 03/16/2028	3,013,000	2,891,699
Philip Morris International, Inc.
4.88%, 02/15/2028(b)	4,800,000	4,750,283
3.13%, 03/02/2028(b)	1,474,000	1,368,884
5.25%, 09/07/2028	2,003,000	2,013,298
		17,215,074
	Principal Amount	Value
Trading Companies & Distributors-0.35%
Air Lease Corp.
5.30%, 02/01/2028(b)	$2,090,000	$2,069,296
2.10%, 09/01/2028(b)	1,505,000	1,279,689
		3,348,985
Water Utilities-0.19%
American Water Capital Corp., 3.75%, 09/01/2028	2,000,000	1,884,833
Wireless Telecommunication Services-2.11%
Sprint Capital Corp., 6.88%, 11/15/2028	7,399,000	7,830,182
T-Mobile USA, Inc.
4.75%, 02/01/2028(b)	4,510,000	4,424,972
4.95%, 03/15/2028(b)	2,990,000	2,968,632
4.80%, 07/15/2028(b)	2,690,000	2,651,271
Vodafone Group PLC (United Kingdom), 4.38%, 05/30/2028(b)	2,694,000	2,642,574
		20,517,631
Total U.S. Dollar Denominated Bonds & Notes (Cost $986,712,186)		960,002,484
	Shares
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(c)(d) (Cost $390,940)	390,940	390,940
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.96% (Cost $987,103,126)		960,393,424
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.27%
Invesco Private Government Fund, 5.32%(c)(d)(e)	68,639,778	68,639,778
Invesco Private Prime Fund, 5.55%(c)(d)(e)	176,481,520	176,552,113
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $245,149,724)		245,191,891
TOTAL INVESTMENTS IN SECURITIES-124.23% (Cost $1,232,252,850)		1,205,585,315
OTHER ASSETS LESS LIABILITIES-(24.23)%		(235,125,812)
NET ASSETS-100.00%		$970,459,503

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$70,749	$8,559,665	$(8,239,474)	$-	$-	$390,940	$23,537
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	44,945,202	75,786,570	(52,091,994)	-	-	68,639,778	681,194*
Invesco Private Prime Fund	116,108,652	168,218,606	(107,835,148)	38,755	21,248	176,552,113	1,833,594*
Total	$161,124,603	$252,564,841	$(168,166,616)	$38,755	$21,248	$245,582,831	$2,538,325

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.90%
Aerospace & Defense-1.18%
Boeing Co. (The), 3.20%, 03/01/2029	$2,312,000	$2,093,820
Howmet Aerospace, Inc., 3.00%, 01/15/2029(b)	1,620,000	1,428,832
RTX Corp.
5.75%, 01/15/2029	1,160,000	1,184,706
7.50%, 09/15/2029	960,000	1,063,504
		5,770,862
Air Freight & Logistics-0.33%
United Parcel Service, Inc., 3.40%, 03/15/2029(b)	1,738,000	1,633,119
Automobile Components-0.27%
American Honda Finance Corp., 2.25%, 01/12/2029	1,505,000	1,321,144
Automobiles-2.22%
Ford Motor Credit Co. LLC
2.90%, 02/10/2029(b)	1,832,000	1,554,453
5.11%, 05/03/2029	3,375,000	3,173,719
General Motors Co., 5.40%, 10/15/2029(b)	2,312,000	2,278,956
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029	1,107,000	994,115
Toyota Motor Credit Corp.
3.65%, 01/08/2029	1,162,000	1,098,995
4.45%, 06/29/2029(b)	1,856,000	1,813,634
		10,913,872
Banks-5.66%
KeyCorp, 2.55%, 10/01/2029	1,735,000	1,396,371
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029	3,470,000	3,233,752
3.20%, 07/18/2029	4,100,000	3,661,883
PNC Bank N.A., 2.70%, 10/22/2029(b)	1,744,000	1,464,373
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029(b)	3,470,000	3,163,233
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.47%, 01/14/2029	1,135,000	983,089
3.04%, 07/16/2029	5,771,000	5,091,152
2.72%, 09/27/2029	1,100,000	944,772
Truist Financial Corp., 3.88%, 03/19/2029(b)	1,502,000	1,366,772
Wells Fargo & Co., 4.15%, 01/24/2029	5,790,000	5,484,457
Zions Bancorporation N.A., 3.25%, 10/29/2029	1,250,000	977,638
		27,767,492
Beverages-3.56%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	9,841,000	9,817,901
Coca-Cola Co. (The), 2.13%, 09/06/2029	2,312,000	2,029,357
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	2,350,000	2,044,602
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029(b)	2,401,000	2,270,852
PepsiCo, Inc., 7.00%, 03/01/2029(b)	1,181,000	1,305,294
		17,468,006
Biotechnology-3.21%
AbbVie, Inc., 3.20%, 11/21/2029	12,588,000	11,432,997
Amgen, Inc.
3.00%, 02/22/2029(b)	1,722,000	1,569,074
4.05%, 08/18/2029(b)	2,899,000	2,759,986
		15,762,057
	Principal Amount	Value
Broadline Retail-1.40%
Amazon.com, Inc.
3.45%, 04/13/2029(b)	$3,472,000	$3,285,745
4.65%, 12/01/2029(b)	3,600,000	3,610,271
		6,896,016
Building Products-0.29%
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029(b)	1,620,000	1,443,417
Capital Markets-3.80%
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	1,710,000	1,535,455
BlackRock, Inc., 3.25%, 04/30/2029(b)	2,320,000	2,165,246
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029	2,310,000	2,229,435
Charles Schwab Corp. (The)
4.00%, 02/01/2029(b)	1,403,000	1,316,680
3.25%, 05/22/2029(b)	1,399,000	1,253,432
Lazard Group LLC, 4.38%, 03/11/2029	1,154,000	1,083,220
Nomura Holdings, Inc. (Japan)
2.71%, 01/22/2029	1,200,000	1,031,860
5.61%, 07/06/2029	1,310,000	1,299,583
Northern Trust Corp., 3.15%, 05/03/2029	1,161,000	1,055,622
S&P Global, Inc.
2.70%, 03/01/2029	2,837,000	2,561,195
4.25%, 05/01/2029(b)	2,130,000	2,076,109
2.50%, 12/01/2029	1,205,000	1,055,433
		18,663,270
Chemicals-2.59%
Celanese US Holdings LLC, 6.33%, 07/15/2029(b)	1,740,000	1,774,095
Dow Chemical Co. (The), 7.38%, 11/01/2029	1,801,000	1,991,100
FMC Corp., 3.45%, 10/01/2029	1,135,000	980,965
Huntsman International LLC, 4.50%, 05/01/2029	1,741,000	1,615,057
Nutrien Ltd. (Canada), 4.20%, 04/01/2029(b)	1,740,000	1,656,562
Olin Corp., 5.63%, 08/01/2029	1,601,000	1,529,328
Rohm & Haas Co., 7.85%, 07/15/2029	1,362,000	1,505,985
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	1,850,000	1,653,584
		12,706,676
Commercial Services & Supplies-0.57%
Waste Connections, Inc., 3.50%, 05/01/2029	1,162,000	1,077,831
Waste Management, Inc., 4.88%, 02/15/2029	1,740,000	1,741,863
		2,819,694
Communications Equipment-0.58%
Juniper Networks, Inc., 3.75%, 08/15/2029	1,149,000	1,051,324
Motorola Solutions, Inc., 4.60%, 05/23/2029	1,856,000	1,801,306
		2,852,630
Consumer Finance-1.46%
American Express Co., 4.05%, 05/03/2029(b)	2,312,000	2,218,153
General Motors Financial Co., Inc.
5.65%, 01/17/2029(b)	1,156,000	1,151,878
4.30%, 04/06/2029	2,603,000	2,418,224
Synchrony Financial, 5.15%, 03/19/2029	1,485,000	1,374,152
		7,162,407
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Consumer Staples Distribution & Retail-1.29%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029	$1,153,000	$1,246,603
Kroger Co. (The), 4.50%, 01/15/2029	1,387,000	1,348,551
Target Corp., 3.38%, 04/15/2029(b)	2,316,000	2,176,991
Walmart, Inc., 3.25%, 07/08/2029	1,693,000	1,584,664
		6,356,809
Containers & Packaging-0.55%
Packaging Corp. of America, 3.00%, 12/15/2029	1,156,000	1,016,007
WRKCo, Inc., 4.90%, 03/15/2029(b)	1,734,000	1,700,089
		2,716,096
Diversified Consumer Services-0.43%
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	2,199,000	2,100,034
Diversified REITs-0.55%
Digital Realty Trust L.P., 3.60%, 07/01/2029	2,089,000	1,887,296
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	1,108,000	822,320
		2,709,616
Diversified Telecommunication Services-3.59%
AT&T, Inc., 4.35%, 03/01/2029(b)	7,003,000	6,731,133
Verizon Communications, Inc.
3.88%, 02/08/2029(b)	2,401,000	2,271,590
4.02%, 12/03/2029	9,170,000	8,612,979
		17,615,702
Electric Utilities-4.87%
Avangrid, Inc., 3.80%, 06/01/2029	1,714,000	1,560,919
Duke Energy Corp., 3.40%, 06/15/2029	1,392,000	1,268,171
Duke Energy Florida LLC, 2.50%, 12/01/2029	1,623,000	1,409,055
Duke Energy Progress LLC, 3.45%, 03/15/2029	1,386,000	1,286,719
Edison International, 6.95%, 11/15/2029	1,275,000	1,350,490
Evergy, Inc., 2.90%, 09/15/2029	1,840,000	1,606,513
Eversource Energy
5.95%, 02/01/2029	1,850,000	1,887,490
Series O, 4.25%, 04/01/2029	1,157,000	1,094,675
MidAmerican Energy Co., 3.65%, 04/15/2029	1,968,000	1,832,159
Nevada Power Co., Series CC, 3.70%, 05/01/2029(b)	1,159,000	1,076,099
NextEra Energy Capital Holdings, Inc.
3.50%, 04/01/2029	1,147,000	1,048,885
2.75%, 11/01/2029(b)	2,312,000	2,016,484
Pacific Gas and Electric Co., 6.10%, 01/15/2029	1,960,000	1,970,841
Southern California Edison Co., Series A, 4.20%, 03/01/2029	1,146,000	1,087,859
Southern Co. (The), 5.50%, 03/15/2029	1,390,000	1,412,257
Virginia Electric & Power Co., Series A, 2.88%, 07/15/2029	1,159,000	1,031,910
Xcel Energy, Inc., 2.60%, 12/01/2029	1,136,000	975,689
		23,916,215
Electronic Equipment, Instruments & Components-0.72%
Amphenol Corp., 4.35%, 06/01/2029(b)	1,140,000	1,104,206
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
CDW LLC/CDW Finance Corp., 3.25%, 02/15/2029	$1,622,000	$1,426,971
Keysight Technologies, Inc., 3.00%, 10/30/2029	1,156,000	1,003,669
		3,534,846
Energy Equipment & Services-0.43%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/07/2029	1,196,000	1,070,769
NOV, Inc., 3.60%, 12/01/2029(b)	1,146,000	1,026,113
		2,096,882
Entertainment-1.87%
Netflix, Inc., 6.38%, 05/15/2029(b)	1,851,000	1,972,344
Walt Disney Co. (The), 2.00%, 09/01/2029(b)	4,635,000	4,004,331
Warnermedia Holdings, Inc., 4.05%, 03/15/2029	3,460,000	3,197,844
		9,174,519
Financial Services-3.54%
Blackstone Private Credit Fund, 4.00%, 01/15/2029(b)	1,480,000	1,299,950
Corebridge Financial, Inc., 3.85%, 04/05/2029	2,290,000	2,097,922
Fidelity National Information Services, Inc., 3.75%, 05/21/2029	1,382,000	1,290,217
Fiserv, Inc., 3.50%, 07/01/2029	6,943,000	6,349,417
Global Payments, Inc., 5.30%, 08/15/2029	1,147,000	1,125,392
Mastercard, Inc., 2.95%, 06/01/2029	2,312,000	2,114,503
PayPal Holdings, Inc., 2.85%, 10/01/2029	3,474,000	3,085,975
		17,363,376
Food Products-0.69%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 02/02/2029	1,370,000	1,171,993
Tyson Foods, Inc., 4.35%, 03/01/2029	2,312,000	2,195,108
		3,367,101
Gas Utilities-0.26%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	1,405,000	1,272,318
Ground Transportation-0.77%
CSX Corp., 4.25%, 03/15/2029	2,168,000	2,098,675
Union Pacific Corp., 3.70%, 03/01/2029(b)	1,791,000	1,702,626
		3,801,301
Health Care Equipment & Supplies-0.33%
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	1,856,000	1,625,741
Health Care Providers & Services-5.96%
Centene Corp., 4.63%, 12/15/2029	7,589,000	7,055,062
CommonSpirit Health, 3.35%, 10/01/2029	2,120,000	1,880,492
CVS Health Corp., 5.00%, 01/30/2029	2,319,000	2,306,950
Elevance Health, Inc., 2.88%, 09/15/2029	1,909,000	1,697,670
HCA, Inc.
5.88%, 02/01/2029	2,312,000	2,333,807
3.38%, 03/15/2029	1,153,000	1,035,103
4.13%, 06/15/2029	4,627,000	4,293,563
Humana, Inc., 3.70%, 03/23/2029(b)	1,534,000	1,435,083
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029	1,502,000	1,313,474
Quest Diagnostics, Inc., 4.20%, 06/30/2029	1,156,000	1,101,494

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
4.25%, 01/15/2029(b)	$2,890,000	$2,819,773
4.00%, 05/15/2029(b)	2,089,000	2,003,388
		29,275,859
Health Care REITs-1.24%
Healthpeak OP LLC, 3.50%, 07/15/2029	1,510,000	1,355,837
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	1,136,000	969,080
Ventas Realty L.P., 4.40%, 01/15/2029	1,726,000	1,621,272
Welltower OP LLC
2.05%, 01/15/2029	1,140,000	966,267
4.13%, 03/15/2029	1,270,000	1,192,519
		6,104,975
Hotels, Restaurants & Leisure-0.82%
Marriott International, Inc., 4.90%, 04/15/2029	1,900,000	1,860,187
Starbucks Corp., 3.55%, 08/15/2029	2,312,000	2,162,378
		4,022,565
Household Durables-0.54%
Leggett & Platt, Inc., 4.40%, 03/15/2029	1,146,000	1,071,958
Whirlpool Corp., 4.75%, 02/26/2029(b)	1,623,000	1,578,145
		2,650,103
Household Products-0.53%
Clorox Co. (The), 4.40%, 05/01/2029(b)	1,156,000	1,118,657
Kimberly-Clark Corp., 3.20%, 04/25/2029	1,617,000	1,493,315
		2,611,972
Industrial Conglomerates-1.10%
3M Co.
3.38%, 03/01/2029(b)	1,900,000	1,737,597
2.38%, 08/26/2029(b)	2,304,000	1,971,295
Honeywell International, Inc., 4.25%, 01/15/2029(b)	1,739,000	1,696,324
		5,405,216
Insurance-2.64%
Aon Corp., 3.75%, 05/02/2029(b)	1,710,000	1,594,325
CNA Financial Corp., 3.90%, 05/01/2029	1,153,000	1,073,342
CNO Financial Group, Inc., 5.25%, 05/30/2029	1,157,000	1,109,618
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029(b)	1,379,000	1,215,612
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	3,470,000	3,379,901
PartnerRe Finance B LLC, 3.70%, 07/02/2029(b)	1,126,000	1,035,306
Principal Financial Group, Inc., 3.70%, 05/15/2029	1,160,000	1,067,179
Progressive Corp. (The), 4.00%, 03/01/2029	1,269,000	1,219,582
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	1,374,000	1,260,193
		12,955,058
IT Services-1.43%
International Business Machines Corp., 3.50%, 05/15/2029(b)	7,520,000	7,009,834
Leisure Products-0.38%
Hasbro, Inc., 3.90%, 11/19/2029(b)	2,080,000	1,871,572
	Principal Amount	Value
Life Sciences Tools & Services-0.73%
Revvity, Inc., 3.30%, 09/15/2029	$1,965,000	$1,727,927
Thermo Fisher Scientific, Inc., 2.60%, 10/01/2029(b)	2,082,000	1,843,310
		3,571,237
Machinery-2.44%
Caterpillar, Inc., 2.60%, 09/19/2029	1,160,000	1,036,680
CNH Industrial Capital LLC, 5.50%, 01/12/2029(b)	1,140,000	1,138,385
Deere & Co., 5.38%, 10/16/2029(b)	1,162,000	1,198,662
John Deere Capital Corp.
3.45%, 03/07/2029(b)	1,386,000	1,294,415
3.35%, 04/18/2029	1,379,000	1,290,350
Parker-Hannifin Corp.
3.25%, 06/14/2029	2,320,000	2,120,067
4.50%, 09/15/2029	2,315,000	2,249,404
Trane Technologies Financing Ltd., 3.80%, 03/21/2029(b)	1,738,000	1,639,424
		11,967,387
Media-2.06%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
2.25%, 01/15/2029	2,890,000	2,436,212
5.05%, 03/30/2029	2,890,000	2,786,768
Comcast Corp., 4.55%, 01/15/2029(b)	2,320,000	2,279,166
Discovery Communications LLC, 4.13%, 05/15/2029	1,732,000	1,598,435
Paramount Global, 4.20%, 06/01/2029(b)	1,148,000	1,036,849
		10,137,430
Metals & Mining-0.22%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029(b)	1,143,000	1,076,918
Multi-Utilities-0.64%
Consumers Energy Co., 4.90%, 02/15/2029	1,154,000	1,147,833
DTE Energy Co., Series C, 3.40%, 06/15/2029(b)	1,078,000	968,147
Sempra, 3.70%, 04/01/2029	1,140,000	1,050,286
		3,166,266
Office REITs-0.34%
Boston Properties L.P., 3.40%, 06/21/2029	1,942,000	1,657,094
Oil, Gas & Consumable Fuels-8.13%
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	1,136,000	1,086,022
Cheniere Energy Partners L.P., 4.50%, 10/01/2029(b)	3,470,000	3,239,872
Chevron USA, Inc., 3.25%, 10/15/2029	1,145,000	1,059,042
ConocoPhillips Co., 6.95%, 04/15/2029(b)	2,773,000	3,046,295
DCP Midstream Operating L.P., 5.13%, 05/15/2029	1,399,000	1,376,250
Diamondback Energy, Inc., 3.50%, 12/01/2029	2,108,000	1,906,263
Enbridge, Inc. (Canada), 3.13%, 11/15/2029	2,313,000	2,054,975
Energy Transfer L.P.
5.25%, 04/15/2029	3,469,000	3,409,084
4.15%, 09/15/2029	1,254,000	1,163,131
Enterprise Products Operating LLC, 3.13%, 07/31/2029	2,890,000	2,616,531
Exxon Mobil Corp., 2.44%, 08/16/2029	2,898,000	2,561,649

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
MPLX L.P., 4.80%, 02/15/2029	$1,734,000	$1,679,653
ONEOK, Inc., 4.35%, 03/15/2029	1,617,000	1,525,833
Phillips 66 Co., 3.15%, 12/15/2029	1,310,000	1,158,841
Shell International Finance B.V. (Netherlands), 2.38%, 11/07/2029	3,498,000	3,056,998
Targa Resources Corp., 6.15%, 03/01/2029	2,320,000	2,371,322
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 01/15/2029	1,562,000	1,586,734
TotalEnergies Capital International S.A. (France), 3.46%, 02/19/2029(b)	2,860,000	2,650,400
Valero Energy Corp., 4.00%, 04/01/2029	1,003,000	943,974
Western Midstream Operating L.P., 6.35%, 01/15/2029	1,390,000	1,428,432
		39,921,301
Paper & Forest Products-0.27%
Georgia-Pacific LLC, 7.75%, 11/15/2029	1,156,000	1,307,072
Passenger Airlines-0.20%
Delta Air Lines, Inc., 3.75%, 10/28/2029	1,095,000	980,124
Personal Care Products-0.60%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029(b)	1,496,000	1,290,708
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029	1,930,000	1,675,662
		2,966,370
Pharmaceuticals-3.28%
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029	2,320,000	2,239,629
Eli Lilly and Co., 3.38%, 03/15/2029	2,150,000	2,030,220
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029(b)	2,317,000	2,173,304
Haleon US Capital LLC, 3.38%, 03/24/2029(b)	2,230,000	2,043,407
Merck & Co., Inc., 3.40%, 03/07/2029(b)	4,057,000	3,806,258
Pfizer, Inc., 3.45%, 03/15/2029(b)	4,055,000	3,821,096
		16,113,914
Professional Services-0.31%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	1,734,000	1,502,983
Residential REITs-0.72%
Camden Property Trust, 3.15%, 07/01/2029	1,390,000	1,248,424
ERP Operating L.P., 3.00%, 07/01/2029	1,373,000	1,224,913
Essex Portfolio L.P., 4.00%, 03/01/2029	1,160,000	1,078,616
		3,551,953
Retail REITs-0.96%
Realty Income Corp.
3.25%, 06/15/2029	1,143,000	1,023,929
3.10%, 12/15/2029	1,360,000	1,196,631
Simon Property Group L.P., 2.45%, 09/13/2029	2,890,000	2,473,261
		4,693,821
Semiconductors & Semiconductor Equipment-3.89%
Intel Corp.
4.00%, 08/05/2029	1,971,000	1,888,738
2.45%, 11/15/2029(b)	4,635,000	4,078,772
KLA Corp., 4.10%, 03/15/2029	1,856,000	1,798,733
Lam Research Corp., 4.00%, 03/15/2029	2,320,000	2,236,627
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Marvell Technology, Inc., 5.75%, 02/15/2029	$1,160,000	$1,171,214
Micron Technology, Inc.
5.33%, 02/06/2029	1,623,000	1,605,768
6.75%, 11/01/2029	2,894,000	3,035,621
Qorvo, Inc., 4.38%, 10/15/2029	1,961,000	1,776,202
Texas Instruments, Inc., 2.25%, 09/04/2029(b)	1,740,000	1,524,045
		19,115,720
Software-1.23%
Oracle Corp., 6.15%, 11/09/2029(b)	2,890,000	3,033,501
Roper Technologies, Inc., 2.95%, 09/15/2029	1,593,000	1,417,311
Workday, Inc., 3.70%, 04/01/2029	1,714,000	1,591,580
		6,042,392
Specialized REITs-2.36%
American Tower Corp.
3.95%, 03/15/2029	1,392,000	1,292,546
3.80%, 08/15/2029	3,823,000	3,512,062
Crown Castle, Inc., 4.30%, 02/15/2029(b)	1,369,000	1,283,033
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	1,732,000	1,658,436
Public Storage Operating Co.
5.13%, 01/15/2029(b)	1,157,000	1,166,342
3.39%, 05/01/2029	1,150,000	1,057,755
Weyerhaeuser Co., 4.00%, 11/15/2029	1,734,000	1,600,505
		11,570,679
Specialty Retail-2.47%
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	4,040,000	4,030,890
Home Depot, Inc. (The), 2.95%, 06/15/2029	4,000,000	3,662,933
Lowe’s Cos., Inc., 3.65%, 04/05/2029(b)	3,600,000	3,363,763
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	1,154,000	1,083,691
		12,141,277
Technology Hardware, Storage & Peripherals-1.81%
Apple, Inc.
3.25%, 08/08/2029(b)	2,312,000	2,159,992
2.20%, 09/11/2029(b)	4,056,000	3,571,694
HP, Inc., 4.00%, 04/15/2029(b)	2,314,000	2,187,900
Western Digital Corp., 2.85%, 02/01/2029	1,155,000	946,953
		8,866,539
Tobacco-2.49%
Altria Group, Inc., 4.80%, 02/14/2029(b)	4,413,000	4,309,419
B.A.T Capital Corp. (United Kingdom), 3.46%, 09/06/2029	1,158,000	1,032,010
B.A.T. International Finance PLC (United Kingdom), 5.93%, 02/02/2029	2,320,000	2,356,717
Philip Morris International, Inc.
3.38%, 08/15/2029	1,734,000	1,573,280
5.63%, 11/17/2029(b)	2,890,000	2,937,427
		12,208,853
Trading Companies & Distributors-0.23%
GATX Corp., 4.70%, 04/01/2029	1,160,000	1,108,000
Water Utilities-0.24%
American Water Capital Corp., 3.45%, 06/01/2029	1,270,000	1,166,828

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-1.63%
T-Mobile USA, Inc.
2.63%, 02/15/2029	$2,317,000	$2,042,099
2.40%, 03/15/2029	1,156,000	1,006,826
3.38%, 04/15/2029	5,446,000	4,940,653
		7,989,578
Total U.S. Dollar Denominated Bonds & Notes (Cost $504,742,565)		485,562,108
	Shares
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(c)(d) (Cost $404,345)	404,345	404,345
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.98% (Cost $505,146,910)		485,966,453
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.09%
Invesco Private Government Fund, 5.32%(c)(d)(e)	26,389,253	$26,389,253
Invesco Private Prime Fund, 5.55%(c)(d)(e)	67,282,948	67,309,861
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $93,683,078)		93,699,114
TOTAL INVESTMENTS IN SECURITIES-118.07% (Cost $598,829,988)		579,665,567
OTHER ASSETS LESS LIABILITIES-(18.07)%		(88,711,852)
NET ASSETS-100.00%		$490,953,715

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$133,085	$5,019,718	$(4,748,458)	$-	$-	$404,345	$12,561
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,281,535	33,835,850	(22,728,132)	-	-	26,389,253	254,720*
Invesco Private Prime Fund	39,295,374	71,907,096	(43,915,017)	14,908	7,500	67,309,861	686,355*
Total	$54,709,994	$110,762,664	$(71,391,607)	$14,908	$7,500	$94,103,459	$953,636

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.04%
Aerospace & Defense-2.84%
Boeing Co. (The), 5.15%, 05/01/2030	$7,779,000	$7,710,560
RTX Corp., 2.25%, 07/01/2030	1,718,000	1,430,611
Textron, Inc., 3.00%, 06/01/2030	1,120,000	968,743
		10,109,914
Automobile Components-0.88%
American Honda Finance Corp.
4.60%, 04/17/2030	1,210,000	1,170,504
5.85%, 10/04/2030(b)	860,000	889,161
Magna International, Inc. (Canada), 2.45%, 06/15/2030	1,251,000	1,058,470
		3,118,135
Automobiles-2.02%
Ford Motor Credit Co. LLC
7.35%, 03/06/2030(b)	1,970,000	2,046,874
7.20%, 06/10/2030	1,410,000	1,458,528
4.00%, 11/13/2030	2,910,000	2,502,663
Toyota Motor Credit Corp., 4.55%, 05/17/2030(b)	1,210,000	1,178,093
		7,186,158
Banks-6.34%
Banco Santander S.A. (Spain), 3.49%, 05/28/2030	1,800,000	1,556,987
Bank of Nova Scotia (The) (Canada), 4.85%, 02/01/2030	2,160,000	2,086,564
Citizens Financial Group, Inc., 3.25%, 04/30/2030	1,298,000	1,082,965
Huntington National Bank (The), 5.65%, 01/10/2030	1,450,000	1,406,323
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.56%, 02/25/2030(b)	2,000,000	1,698,458
2.05%, 07/17/2030(b)	2,080,000	1,689,040
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 01/13/2030	2,360,000	2,381,136
2.75%, 01/15/2030	2,212,000	1,889,795
2.13%, 07/08/2030	2,530,000	2,057,934
5.85%, 07/13/2030	1,080,000	1,100,425
2.14%, 09/23/2030	1,460,000	1,168,840
Truist Bank, 2.25%, 03/11/2030	2,250,000	1,781,675
Truist Financial Corp., 1.95%, 06/05/2030	1,292,000	1,034,677
U.S. Bancorp, 1.38%, 07/22/2030(b)	2,157,000	1,653,894
		22,588,713
Beverages-1.98%
Coca-Cola Co. (The), 1.65%, 06/01/2030	2,593,000	2,154,041
Constellation Brands, Inc., 2.88%, 05/01/2030(b)	1,040,000	901,844
Diageo Capital PLC (United Kingdom), 2.00%, 04/29/2030	1,700,000	1,414,836
Keurig Dr Pepper, Inc., 3.20%, 05/01/2030	1,290,000	1,144,186
PepsiCo, Inc., 1.63%, 05/01/2030	1,730,000	1,431,366
		7,046,273
Biotechnology-3.33%
Amgen, Inc.
2.45%, 02/21/2030(b)	2,160,000	1,856,371
5.25%, 03/02/2030	4,750,000	4,775,685
Biogen, Inc., 2.25%, 05/01/2030(b)	2,590,000	2,131,380
	Principal Amount	Value
Biotechnology-(continued)
Gilead Sciences, Inc., 1.65%, 10/01/2030(b)	$1,730,000	$1,398,877
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	2,160,000	1,715,967
		11,878,280
Broadline Retail-1.19%
Amazon.com, Inc., 1.50%, 06/03/2030(b)	3,460,000	2,841,367
eBay, Inc., 2.70%, 03/11/2030	1,640,000	1,408,590
		4,249,957
Building Products-0.24%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	1,080,000	865,840
Capital Markets-2.20%
Brookfield Finance, Inc. (Canada), 4.35%, 04/15/2030	1,270,000	1,174,956
Cboe Global Markets, Inc., 1.63%, 12/15/2030(b)	860,000	682,981
CI Financial Corp. (Canada), 3.20%, 12/17/2030	1,659,000	1,268,172
Franklin Resources, Inc., 1.60%, 10/30/2030	1,440,000	1,119,097
Nomura Holdings, Inc. (Japan), 2.68%, 07/16/2030	1,700,000	1,396,366
Northern Trust Corp., 1.95%, 05/01/2030(b)	1,696,000	1,402,186
S&P Global, Inc., 1.25%, 08/15/2030(b)	1,011,000	799,196
		7,842,954
Chemicals-2.28%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030(b)	1,560,000	1,314,125
Celanese US Holdings LLC, 6.55%, 11/15/2030(b)	1,726,000	1,771,159
Dow Chemical Co. (The), 2.10%, 11/15/2030(b)	1,470,000	1,211,898
EIDP, Inc., 2.30%, 07/15/2030(b)	860,000	725,746
Linde, Inc., 1.10%, 08/10/2030(b)	1,211,000	974,599
LYB International Finance III LLC, 2.25%, 10/01/2030	867,000	706,236
Nutrien Ltd. (Canada), 2.95%, 05/13/2030(b)	827,000	715,606
Sherwin-Williams Co. (The), 2.30%, 05/15/2030	860,000	722,204
		8,141,573
Commercial Services & Supplies-0.60%
Republic Services, Inc., 2.30%, 03/01/2030	1,010,000	857,733
Waste Management, Inc., 4.63%, 02/15/2030(b)	1,299,000	1,274,405
		2,132,138
Communications Equipment-0.36%
Motorola Solutions, Inc., 2.30%, 11/15/2030	1,560,000	1,267,697
Construction & Engineering-0.41%
Quanta Services, Inc., 2.90%, 10/01/2030	1,730,000	1,457,752
Construction Materials-0.52%
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/2030	820,000	689,000
Vulcan Materials Co., 3.50%, 06/01/2030	1,296,000	1,155,053
		1,844,053
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Consumer Finance-0.95%
General Motors Financial Co., Inc.
5.85%, 04/06/2030(b)	$1,730,000	$1,725,780
3.60%, 06/21/2030(b)	1,903,000	1,668,233
		3,394,013
Consumer Staples Distribution & Retail-1.34%
Costco Wholesale Corp., 1.60%, 04/20/2030	3,023,000	2,516,944
Kroger Co. (The), 2.20%, 05/01/2030	857,000	705,867
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030(b)	868,000	724,695
Walmart, Inc., 4.00%, 04/15/2030(b)	860,000	833,514
		4,781,020
Containers & Packaging-0.64%
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	860,000	715,335
Avery Dennison Corp., 2.65%, 04/30/2030	789,000	666,799
Sonoco Products Co., 3.13%, 05/01/2030	1,040,000	898,808
		2,280,942
Distributors-0.19%
Genuine Parts Co., 1.88%, 11/01/2030(b)	858,000	664,443
Diversified Consumer Services-0.50%
RELX Capital, Inc. (United Kingdom), 3.00%, 05/22/2030	1,250,000	1,104,970
Yale University, Series 2020, 1.48%, 04/15/2030	821,000	667,020
		1,771,990
Diversified REITs-0.45%
VICI Properties L.P., 4.95%, 02/15/2030	1,726,000	1,606,330
Diversified Telecommunication Services-0.83%
Verizon Communications, Inc.
1.50%, 09/18/2030(b)	1,730,000	1,378,245
1.68%, 10/30/2030	1,980,000	1,569,476
		2,947,721
Electric Utilities-5.32%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030(b)	1,040,000	841,429
Alabama Power Co., Series 20-A, 1.45%, 09/15/2030	1,030,000	810,120
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	1,900,000	1,723,902
Duke Energy Carolinas LLC, 2.45%, 02/01/2030	860,000	734,207
Duke Energy Corp., 2.45%, 06/01/2030(b)	1,470,000	1,234,838
Duke Energy Florida LLC, 1.75%, 06/15/2030	866,000	699,213
Entergy Corp., 2.80%, 06/15/2030	1,035,000	880,357
Eversource Energy, Series R, 1.65%, 08/15/2030	1,011,000	792,742
FirstEnergy Corp., 2.65%, 03/01/2030(b)	1,034,000	875,477
Florida Power & Light Co., 4.63%, 05/15/2030(b)	860,000	841,525
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/2030	1,032,000	1,011,219
2.25%, 06/01/2030	3,460,000	2,855,033
	Principal Amount	Value
Electric Utilities-(continued)
Pacific Gas and Electric Co., 4.55%, 07/01/2030	$5,360,000	$4,926,522
PG&E Wildfire Recovery Funding LLC, Series A-1, 3.59%, 06/01/2030(b)	784,348	742,732
		18,969,316
Electrical Equipment-0.38%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	780,000	624,050
Emerson Electric Co., 1.95%, 10/15/2030	860,000	711,931
		1,335,981
Electronic Equipment, Instruments & Components-0.40%
Jabil, Inc., 3.60%, 01/15/2030	860,000	761,963
Teledyne FLIR LLC, 2.50%, 08/01/2030	820,000	677,484
		1,439,447
Energy Equipment & Services-1.19%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/2030	868,000	837,399
Halliburton Co., 2.92%, 03/01/2030(b)	1,730,000	1,516,370
Schlumberger Investment S.A., 2.65%, 06/26/2030	2,160,000	1,881,753
		4,235,522
Financial Services-1.93%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.15%, 09/30/2030(b)	1,500,000	1,511,122
Block Financial LLC, 3.88%, 08/15/2030	1,128,000	1,007,724
Fiserv, Inc., 2.65%, 06/01/2030(b)	1,730,000	1,470,445
Global Payments, Inc., 2.90%, 05/15/2030	1,730,000	1,473,988
PayPal Holdings, Inc., 2.30%, 06/01/2030(b)	1,690,000	1,430,363
		6,893,642
Food Products-2.66%
Campbell Soup Co., 2.38%, 04/24/2030(b)	862,000	725,313
Hormel Foods Corp., 1.80%, 06/11/2030(b)	1,733,000	1,427,757
Ingredion, Inc., 2.90%, 06/01/2030	1,040,000	894,457
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030	2,150,000	2,039,403
JM Smucker Co. (The), 2.38%, 03/15/2030(b)	820,000	685,335
Kellanova, 2.10%, 06/01/2030	852,000	698,517
Kraft Heinz Foods Co. (The), 3.75%, 04/01/2030(b)	1,280,000	1,177,818
McCormick & Co., Inc., 2.50%, 04/15/2030(b)	827,000	702,494
Mondelez International, Inc., 2.75%, 04/13/2030	1,300,000	1,133,149
		9,484,243
Gas Utilities-0.46%
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	860,000	688,865
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	1,100,000	937,506
		1,626,371
Ground Transportation-0.49%
Canadian Pacific Railway Co. (Canada), 2.05%, 03/05/2030	868,000	720,544
Norfolk Southern Corp., 5.05%, 08/01/2030(b)	1,040,000	1,034,540
		1,755,084

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-2.79%
Abbott Laboratories, 1.40%, 06/30/2030(b)	$1,120,000	$919,752
Becton, Dickinson and Co., 2.82%, 05/20/2030(b)	1,290,000	1,115,825
Boston Scientific Corp., 2.65%, 06/01/2030	2,073,000	1,787,543
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	1,242,000	1,065,196
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	2,205,000	2,247,802
Smith & Nephew PLC (United Kingdom), 2.03%, 10/14/2030	1,727,000	1,369,509
Stryker Corp., 1.95%, 06/15/2030(b)	1,730,000	1,427,492
		9,933,119
Health Care Providers & Services-6.13%
Cencora, Inc., 2.80%, 05/15/2030	860,000	740,340
Centene Corp.
3.38%, 02/15/2030	3,450,000	2,985,795
3.00%, 10/15/2030	3,800,000	3,173,931
Cigna Group (The), 2.40%, 03/15/2030	2,590,000	2,197,329
CommonSpirit Health, 2.78%, 10/01/2030	953,000	789,619
CVS Health Corp.
5.13%, 02/21/2030	2,590,000	2,553,765
1.75%, 08/21/2030	2,128,000	1,702,384
Elevance Health, Inc., 2.25%, 05/15/2030	1,900,000	1,593,367
Sutter Health, Series 20-A, 2.29%, 08/15/2030	1,210,000	994,270
UnitedHealth Group, Inc.
5.30%, 02/15/2030	2,160,000	2,206,569
2.00%, 05/15/2030	2,160,000	1,806,738
Universal Health Services, Inc., 2.65%, 10/15/2030	1,380,000	1,123,026
		21,867,133
Hotel & Resort REITs-0.31%
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	1,300,000	1,109,093
Hotels, Restaurants & Leisure-2.31%
Booking Holdings, Inc., 4.63%, 04/13/2030(b)	2,590,000	2,530,473
Marriott International, Inc., Series FF, 4.63%, 06/15/2030	1,730,000	1,648,609
McDonald’s Corp., 2.13%, 03/01/2030	1,300,000	1,102,251
Starbucks Corp.
2.25%, 03/12/2030	1,300,000	1,106,744
2.55%, 11/15/2030	2,160,000	1,846,524
		8,234,601
Household Durables-0.59%
Mohawk Industries, Inc., 3.63%, 05/15/2030	860,000	771,171
NVR, Inc., 3.00%, 05/15/2030	1,553,000	1,339,592
		2,110,763
Household Products-0.68%
Clorox Co. (The), 1.80%, 05/15/2030	862,000	699,156
Procter & Gamble Co. (The), 1.20%, 10/29/2030	2,160,000	1,730,243
		2,429,399
Industrial Conglomerates-0.41%
Honeywell International, Inc., 1.95%, 06/01/2030	1,730,000	1,450,606
Industrial REITs-0.28%
Prologis L.P., 1.25%, 10/15/2030	1,295,000	999,336
	Principal Amount	Value
Insurance-3.71%
Alleghany Corp., 3.63%, 05/15/2030	$860,000	$785,684
Allstate Corp. (The), 1.45%, 12/15/2030	1,030,000	794,131
Aon Corp., 2.80%, 05/15/2030	1,730,000	1,491,681
Berkshire Hathaway Finance Corp.
1.85%, 03/12/2030(b)	868,000	734,138
1.45%, 10/15/2030(b)	1,301,000	1,056,271
Brighthouse Financial, Inc., 5.63%, 05/15/2030(b)	1,058,000	1,041,768
CNA Financial Corp., 2.05%, 08/15/2030	795,000	639,706
Fidelity National Financial, Inc., 3.40%, 06/15/2030	1,120,000	968,884
Loews Corp., 3.20%, 05/15/2030	868,000	769,524
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030	1,270,000	1,057,764
Principal Financial Group, Inc., 2.13%, 06/15/2030	1,041,000	850,583
Prudential Financial, Inc., 2.10%, 03/10/2030(b)	799,000	672,094
Prudential Funding (Asia) PLC (Hong Kong), 3.13%, 04/14/2030	1,730,000	1,503,211
Reinsurance Group of America, Inc., 3.15%, 06/15/2030	1,010,000	865,736
		13,231,175
Interactive Media & Services-1.36%
Alphabet, Inc., 1.10%, 08/15/2030(b)	3,890,000	3,129,332
Meta Platforms, Inc., 4.80%, 05/15/2030(b)	1,730,000	1,732,346
		4,861,678
IT Services-0.55%
International Business Machines Corp., 1.95%, 05/15/2030(b)	2,350,000	1,951,738
Life Sciences Tools & Services-0.56%
Agilent Technologies, Inc., 2.10%, 06/04/2030	849,000	700,458
Thermo Fisher Scientific, Inc., 4.98%, 08/10/2030(b)	1,301,000	1,299,546
		2,000,004
Machinery-2.05%
Cummins, Inc., 1.50%, 09/01/2030(b)	1,413,000	1,134,015
Flowserve Corp., 3.50%, 10/01/2030	865,000	735,310
IDEX Corp., 3.00%, 05/01/2030	820,000	707,934
John Deere Capital Corp.
2.45%, 01/09/2030	951,000	825,178
4.70%, 06/10/2030(b)	1,730,000	1,710,398
Otis Worldwide Corp., 2.57%, 02/15/2030	2,570,000	2,200,786
		7,313,621
Media-0.66%
Discovery Communications LLC, 3.63%, 05/15/2030(b)	1,720,000	1,520,541
Omnicom Group, Inc., 2.45%, 04/30/2030	1,010,000	846,621
		2,367,162
Metals & Mining-1.48%
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	778,000	710,541
4.63%, 08/01/2030(b)	1,000,000	929,970
Newmont Corp., 2.25%, 10/01/2030	1,726,000	1,431,445
Nucor Corp., 2.70%, 06/01/2030(b)	861,000	754,918

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Metals & Mining-(continued)
Reliance Steel & Aluminum Co., 2.15%, 08/15/2030	$828,000	$670,218
Teck Resources Ltd. (Canada), 3.90%, 07/15/2030(b)	873,000	786,765
		5,283,857
Multi-Utilities-0.95%
NiSource, Inc., 3.60%, 05/01/2030	1,730,000	1,551,927
Public Service Enterprise Group, Inc., 1.60%, 08/15/2030	946,000	745,348
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	1,354,000	1,083,504
		3,380,779
Oil, Gas & Consumable Fuels-9.51%
BP Capital Markets America, Inc., 1.75%, 08/10/2030	1,730,000	1,417,452
Canadian Natural Resources Ltd. (Canada), 2.95%, 07/15/2030(b)	860,000	735,962
Chevron Corp., 2.24%, 05/11/2030	2,590,000	2,227,129
Devon Energy Corp., 4.50%, 01/15/2030	987,000	918,401
Enbridge, Inc. (Canada), 6.20%, 11/15/2030	153,000	159,127
Energy Transfer L.P., 6.40%, 12/01/2030	1,730,000	1,798,364
Enterprise Products Operating LLC, 2.80%, 01/31/2030	2,160,000	1,893,421
EOG Resources, Inc., 4.38%, 04/15/2030(b)	1,300,000	1,257,967
Equinor ASA (Norway), 2.38%, 05/22/2030	1,300,000	1,123,117
Exxon Mobil Corp., 2.61%, 10/15/2030	3,460,000	3,015,212
Magellan Midstream Partners L.P., 3.25%, 06/01/2030	860,000	755,850
MPLX L.P., 2.65%, 08/15/2030	2,590,000	2,166,238
Occidental Petroleum Corp.
8.88%, 07/15/2030	1,728,000	1,969,704
6.63%, 09/01/2030	2,490,000	2,577,972
ONEOK, Inc.
3.10%, 03/15/2030	1,350,000	1,172,241
5.80%, 11/01/2030(b)	860,000	865,773
Phillips 66, 2.15%, 12/15/2030	1,470,000	1,197,302
Pioneer Natural Resources Co., 1.90%, 08/15/2030	1,900,000	1,558,968
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	1,300,000	1,159,266
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	1,638,000	1,582,619
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030	1,210,000	1,068,339
Western Midstream Operating L.P., 4.05%, 02/01/2030	1,905,000	1,727,806
Williams Cos., Inc. (The), 3.50%, 11/15/2030	1,730,000	1,536,835
		33,885,065
Personal Care Products-0.96%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	1,210,000	1,041,261
Kenvue, Inc., 5.00%, 03/22/2030	1,670,000	1,678,942
Unilever Capital Corp. (United Kingdom), 1.38%, 09/14/2030	900,000	715,932
		3,436,135
Pharmaceuticals-5.49%
AstraZeneca Finance LLC (United Kingdom), 4.90%, 03/03/2030(b)	1,120,000	1,123,368
	Principal Amount	Value
Pharmaceuticals-(continued)
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030	$2,250,000	$1,811,546
Bristol-Myers Squibb Co., 1.45%, 11/13/2030	2,160,000	1,716,332
Johnson & Johnson, 1.30%, 09/01/2030(b)	3,020,000	2,459,888
Merck & Co., Inc.
4.30%, 05/17/2030(b)	1,300,000	1,260,410
1.45%, 06/24/2030	2,163,000	1,748,228
Pfizer, Inc., 1.70%, 05/28/2030(b)	1,728,000	1,435,620
Royalty Pharma PLC, 2.20%, 09/02/2030	1,725,000	1,394,179
Takeda Pharmaceutical Co. Ltd. (Japan), 2.05%, 03/31/2030	4,240,000	3,510,185
Viatris, Inc., 2.70%, 06/22/2030(b)	2,510,000	2,039,300
Zoetis, Inc., 2.00%, 05/15/2030	1,294,000	1,071,101
		19,570,157
Professional Services-0.64%
Automatic Data Processing, Inc., 1.25%, 09/01/2030	1,730,000	1,391,190
Equifax, Inc., 3.10%, 05/15/2030(b)	1,010,000	876,113
		2,267,303
Residential REITs-0.31%
Camden Property Trust, 2.80%, 05/15/2030	1,300,000	1,119,972
Retail REITs-1.39%
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	1,380,000	1,239,158
Kimco Realty OP LLC, 2.70%, 10/01/2030(b)	830,000	689,286
Realty Income Corp., 4.85%, 03/15/2030	1,040,000	1,008,220
Regency Centers L.P., 3.70%, 06/15/2030	1,040,000	928,128
Simon Property Group L.P., 2.65%, 07/15/2030	1,300,000	1,099,439
		4,964,231
Semiconductors & Semiconductor Equipment-2.33%
Applied Materials, Inc., 1.75%, 06/01/2030(b)	1,300,000	1,074,226
Intel Corp., 5.13%, 02/10/2030(b)	2,160,000	2,189,051
Lam Research Corp., 1.90%, 06/15/2030	1,300,000	1,079,819
QUALCOMM, Inc., 2.15%, 05/20/2030	2,070,000	1,767,265
Texas Instruments, Inc., 1.75%, 05/04/2030(b)	1,300,000	1,092,877
Xilinx, Inc., 2.38%, 06/01/2030	1,295,000	1,107,626
		8,310,864
Software-1.50%
Autodesk, Inc., 2.85%, 01/15/2030(b)	850,000	746,029
Intuit, Inc., 1.65%, 07/15/2030	862,000	698,448
Microsoft Corp., 1.35%, 09/15/2030(c)	730,000	590,269
Oracle Corp., 4.65%, 05/06/2030(b)	1,300,000	1,254,583
ServiceNow, Inc., 1.40%, 09/01/2030	2,593,000	2,063,105
		5,352,434
Specialized REITs-0.91%
American Tower Corp.
2.90%, 01/15/2030	1,290,000	1,108,994
2.10%, 06/15/2030	1,300,000	1,050,076
1.88%, 10/15/2030	1,380,000	1,084,316
		3,243,386
Specialty Retail-1.92%
AutoNation, Inc., 4.75%, 06/01/2030	858,000	796,596
Best Buy Co., Inc., 1.95%, 10/01/2030	1,121,000	898,744

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Specialty Retail-(continued)
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	$1,299,000	$1,352,422
Leidos, Inc., 4.38%, 05/15/2030	1,300,000	1,203,278
Lowe’s Cos., Inc., 1.70%, 10/15/2030	2,157,000	1,721,660
Tractor Supply Co., 1.75%, 11/01/2030	1,121,000	888,104
		6,860,804
Technology Hardware, Storage & Peripherals-1.72%
Apple, Inc.
4.15%, 05/10/2030(b)	861,000	844,830
1.65%, 05/11/2030	3,020,000	2,520,630
1.25%, 08/20/2030(b)	2,160,000	1,742,564
NetApp, Inc., 2.70%, 06/22/2030(b)	1,210,000	1,019,593
		6,127,617
Textiles, Apparel & Luxury Goods-0.61%
Ralph Lauren Corp., 2.95%, 06/15/2030	1,292,000	1,129,232
VF Corp., 2.95%, 04/23/2030(b)	1,295,000	1,048,826
		2,178,058
Tobacco-2.81%
Altria Group, Inc., 3.40%, 05/06/2030	1,297,000	1,152,611
B.A.T Capital Corp. (United Kingdom), 6.34%, 08/02/2030	1,730,000	1,777,283
Philip Morris International, Inc.
5.13%, 02/15/2030	3,800,000	3,751,378
2.10%, 05/01/2030	1,297,000	1,081,206
5.50%, 09/07/2030	1,206,000	1,211,468
1.75%, 11/01/2030	1,294,000	1,025,339
		9,999,285
Trading Companies & Distributors-0.79%
Air Lease Corp.
3.00%, 02/01/2030	1,120,000	955,166
3.13%, 12/01/2030	1,300,000	1,094,648
GATX Corp., 4.00%, 06/30/2030	865,000	774,095
		2,823,909
	Principal Amount	Value
Water Utilities-0.41%
American Water Capital Corp., 2.80%, 05/01/2030	$860,000	$745,474
Essential Utilities, Inc., 2.70%, 04/15/2030	860,000	726,824
		1,472,298
Total U.S. Dollar Denominated Bonds & Notes (Cost $364,934,463)		353,051,084
	Shares
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(e) (Cost $380,974)	380,974	380,974
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.15% (Cost $365,315,437)		353,432,058
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.20%
Invesco Private Government Fund, 5.32%(d)(e)(f)	19,631,299	19,631,299
Invesco Private Prime Fund, 5.55%(d)(e)(f)	48,773,065	48,792,574
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,411,055)		68,423,873
TOTAL INVESTMENTS IN SECURITIES-118.35% (Cost $433,726,492)		421,855,931
OTHER ASSETS LESS LIABILITIES-(18.35)%		(65,402,774)
NET ASSETS-100.00%		$356,453,157

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2023 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$42,585	$3,352,231	$(3,013,842)	$-	$-	$380,974	$6,917
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2023
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$12,326,202	$24,077,192	$(16,772,095)	$-	$-	$19,631,299	$189,938*
Invesco Private Prime Fund	31,695,872	52,412,190	(35,333,568)	12,157	5,923	48,792,574	509,681*
Total	$44,064,659	$79,841,613	$(55,119,505)	$12,157	$5,923	$68,804,847	$706,536

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.13%
Aerospace & Defense-1.83%
Boeing Co. (The), 3.63%, 02/01/2031	$2,020,000	$1,818,278
General Dynamics Corp., 2.25%, 06/01/2031	720,000	600,200
L3Harris Technologies, Inc., 1.80%, 01/15/2031	936,000	737,149
RTX Corp., 1.90%, 09/01/2031	1,445,000	1,132,654
Textron, Inc., 2.45%, 03/15/2031	720,000	590,574
		4,878,855
Air Freight & Logistics-0.45%
FedEx Corp., 2.40%, 05/15/2031(b)	1,441,000	1,200,021
Automobile Components-0.24%
American Honda Finance Corp., 1.80%, 01/13/2031	790,000	637,096
Automobiles-2.75%
Ford Motor Co., 7.45%, 07/16/2031(b)	1,600,000	1,685,614
Ford Motor Credit Co. LLC, 3.63%, 06/17/2031	1,500,000	1,246,467
Mercedes-Benz Finance North America LLC (Germany), 8.50%, 01/18/2031	2,160,000	2,609,058
Toyota Motor Corp. (Japan), 2.36%, 03/25/2031(b)	700,000	591,498
Toyota Motor Credit Corp.
1.65%, 01/10/2031	790,000	630,283
1.90%, 09/12/2031	720,000	573,897
		7,336,817
Banks-1.71%
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	1,410,000	1,103,338
Royal Bank of Canada (Canada), 2.30%, 11/03/2031	2,157,000	1,733,835
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.71%, 01/12/2031	800,000	618,114
2.22%, 09/17/2031	1,400,000	1,106,236
		4,561,523
Beverages-2.83%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 01/23/2031	1,100,000	1,110,828
Coca-Cola Co. (The)
2.00%, 03/05/2031	1,080,000	902,935
1.38%, 03/15/2031	1,870,000	1,493,729
Constellation Brands, Inc., 2.25%, 08/01/2031	1,440,000	1,159,557
Keurig Dr Pepper, Inc., 2.25%, 03/15/2031	720,000	588,848
PepsiCo, Inc.
1.40%, 02/25/2031	1,070,000	854,181
1.95%, 10/21/2031	1,790,000	1,460,205
		7,570,283
Biotechnology-0.56%
Amgen, Inc., 2.30%, 02/25/2031	1,800,000	1,492,337
Broadline Retail-1.86%
Amazon.com, Inc., 2.10%, 05/12/2031	4,326,000	3,609,223
eBay, Inc., 2.60%, 05/10/2031	1,100,000	918,759
Kohl’s Corp., 4.63%, 05/01/2031	600,000	439,329
		4,967,311
Building Products-0.81%
Carrier Global Corp., 2.70%, 02/15/2031	1,070,000	895,536
	Principal Amount	Value
Building Products-(continued)
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	$720,000	$572,440
Masco Corp., 2.00%, 02/15/2031	867,000	683,201
		2,151,177
Capital Markets-4.26%
Ares Capital Corp., 3.20%, 11/15/2031	1,010,000	800,068
Bank of New York Mellon Corp. (The)
1.65%, 01/28/2031	720,000	572,291
1.80%, 07/28/2031	720,000	561,963
BlackRock, Inc., 1.90%, 01/28/2031	1,800,000	1,463,969
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	716,000	584,855
Charles Schwab Corp. (The)
1.65%, 03/11/2031	1,100,000	844,055
2.30%, 05/13/2031	1,100,000	880,134
1.95%, 12/01/2031	1,220,000	932,258
Jefferies Financial Group, Inc., 2.63%, 10/15/2031	1,441,000	1,132,327
Moody’s Corp., 2.00%, 08/19/2031	860,000	688,638
Nasdaq, Inc., 1.65%, 01/15/2031	940,000	738,457
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	1,500,000	1,190,039
State Street Corp., 2.20%, 03/03/2031	1,220,000	974,390
		11,363,444
Chemicals-0.25%
Ecolab, Inc., 1.30%, 01/30/2031	860,000	669,331
Commercial Services & Supplies-0.70%
Republic Services, Inc., 1.45%, 02/15/2031	940,000	734,224
Waste Management, Inc., 1.50%, 03/15/2031	1,430,000	1,127,911
		1,862,135
Communications Equipment-0.38%
Motorola Solutions, Inc., 2.75%, 05/24/2031	1,226,000	1,009,547
Construction Materials-0.72%
Eagle Materials, Inc., 2.50%, 07/01/2031	1,080,000	874,843
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	1,290,000	1,048,557
		1,923,400
Consumer Finance-2.58%
Ally Financial, Inc.
8.00%, 11/01/2031	2,870,000	3,044,487
8.00%, 11/01/2031	710,000	749,246
General Motors Financial Co., Inc.
2.35%, 01/08/2031	1,440,000	1,147,214
2.70%, 06/10/2031	1,440,000	1,156,997
Synchrony Financial, 2.88%, 10/28/2031	1,080,000	800,915
		6,898,859
Consumer Staples Distribution & Retail-1.44%
Dollar Tree, Inc., 2.65%, 12/01/2031	1,150,000	935,384
Kroger Co. (The), 1.70%, 01/15/2031(b)	720,000	561,026
Walmart, Inc., 1.80%, 09/22/2031	2,880,000	2,356,814
		3,853,224
Containers & Packaging-0.35%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	1,150,000	945,441
Diversified REITs-0.88%
American Assets Trust L.P., 3.38%, 02/01/2031	720,000	550,456
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Diversified REITs-(continued)
Corporate Office Properties L.P., 2.75%, 04/15/2031	$860,000	$658,182
Physicians Realty L.P., 2.63%, 11/01/2031	718,000	567,647
W.P. Carey, Inc., 2.40%, 02/01/2031	720,000	582,024
		2,358,309
Diversified Telecommunication Services-5.58%
AT&T, Inc., 2.75%, 06/01/2031	4,320,000	3,633,925
Orange S.A. (France), 9.00%, 03/01/2031	3,540,000	4,281,245
Verizon Communications, Inc.
1.75%, 01/20/2031	3,243,000	2,557,332
2.55%, 03/21/2031	5,341,000	4,437,130
		14,909,632
Electric Utilities-5.47%
Appalachian Power Co., Series AA, 2.70%, 04/01/2031	720,000	592,119
Baltimore Gas and Electric Co., 2.25%, 06/15/2031	860,000	704,948
Berkshire Hathaway Energy Co., 1.65%, 05/15/2031	720,000	554,380
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	1,300,000	1,078,385
Duke Energy Carolinas LLC, 2.55%, 04/15/2031	790,000	659,378
Duke Energy Corp., 2.55%, 06/15/2031	1,436,000	1,173,310
Duke Energy Florida LLC, 2.40%, 12/15/2031	940,000	761,875
Duke Energy Progress LLC, 2.00%, 08/15/2031	933,000	740,699
Entergy Corp., 2.40%, 06/15/2031	940,000	753,737
Entergy Texas, Inc., 1.75%, 03/15/2031	866,000	675,111
FirstEnergy Corp., Series C, 7.38%, 11/15/2031	670,000	779,727
Pacific Gas and Electric Co., 2.50%, 02/01/2031	2,880,000	2,295,467
PG&E Wildfire Recovery Funding LLC, Series A-1, 4.02%, 06/01/2031	827,624	788,216
Progress Energy, Inc., 7.75%, 03/01/2031	940,000	1,051,041
Public Service Co. of Colorado, 1.88%, 06/15/2031	1,083,000	855,773
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/2031	719,000	561,678
Virginia Electric & Power Co., 2.30%, 11/15/2031	720,000	579,021
		14,604,865
Electrical Equipment-0.44%
Emerson Electric Co., 2.20%, 12/21/2031	1,440,000	1,180,953
Electronic Equipment, Instruments & Components-1.78%
Amphenol Corp., 2.20%, 09/15/2031	1,080,000	874,817
CDW LLC/CDW Finance Corp., 3.57%, 12/01/2031	1,430,000	1,232,738
Jabil, Inc., 3.00%, 01/15/2031	860,000	723,044
Teledyne Technologies, Inc., 2.75%, 04/01/2031	1,486,000	1,241,239
Vontier Corp., 2.95%, 04/01/2031	864,000	687,884
		4,759,722
Energy Equipment & Services-0.24%
Helmerich & Payne, Inc., 2.90%, 09/29/2031	790,000	643,199
	Principal Amount	Value
Entertainment-1.48%
Electronic Arts, Inc., 1.85%, 02/15/2031	$1,080,000	$864,912
Walt Disney Co. (The), 2.65%, 01/13/2031(b)	3,600,000	3,095,701
		3,960,613
Financial Services-2.12%
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	1,790,000	1,452,307
Global Payments, Inc., 2.90%, 11/15/2031	1,080,000	888,330
Mastercard, Inc.
1.90%, 03/15/2031	860,000	709,216
2.00%, 11/18/2031	1,100,000	895,829
ORIX Corp. (Japan), 2.25%, 03/09/2031(b)	730,000	596,328
Visa, Inc., 1.10%, 02/15/2031	1,440,000	1,131,148
		5,673,158
Food Products-2.13%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	1,440,000	1,218,349
Flowers Foods, Inc., 2.40%, 03/15/2031	725,000	583,962
General Mills, Inc., 2.25%, 10/14/2031	720,000	578,463
Kellanova, Series B, 7.45%, 04/01/2031	900,000	991,570
McCormick & Co., Inc., 1.85%, 02/15/2031	679,000	538,482
Mondelez International, Inc., 1.50%, 02/04/2031	718,000	564,033
Pilgrim’s Pride Corp., 4.25%, 04/15/2031	1,410,000	1,222,327
		5,697,186
Gas Utilities-0.47%
Atmos Energy Corp., 1.50%, 01/15/2031	860,000	671,524
National Fuel Gas Co., 2.95%, 03/01/2031	725,000	580,046
		1,251,570
Ground Transportation-1.36%
Canadian Pacific Railway Co. (Canada), 2.45%, 12/02/2031	2,002,000	1,815,925
Norfolk Southern Corp., 2.30%, 05/15/2031	730,000	602,290
Union Pacific Corp., 2.38%, 05/20/2031	1,450,000	1,210,830
		3,629,045
Health Care Equipment & Supplies-1.35%
Baxter International, Inc., 1.73%, 04/01/2031	940,000	724,061
Becton, Dickinson and Co., 1.96%, 02/11/2031	1,440,000	1,156,954
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	1,010,000	838,385
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	1,080,000	879,852
		3,599,252
Health Care Providers & Services-5.94%
Cencora, Inc., 2.70%, 03/15/2031	1,440,000	1,209,571
Centene Corp.
2.50%, 03/01/2031	3,166,000	2,528,969
2.63%, 08/01/2031	1,870,000	1,486,519
Cigna Group (The), 2.38%, 03/15/2031	2,160,000	1,772,361
CVS Health Corp.
5.25%, 01/30/2031	1,080,000	1,075,354
1.88%, 02/28/2031	1,800,000	1,423,819
2.13%, 09/15/2031	1,440,000	1,142,623
Elevance Health, Inc., 2.55%, 03/15/2031	1,440,000	1,201,438
HCA, Inc., 2.38%, 07/15/2031	1,220,000	971,059
Laboratory Corp. of America Holdings, 2.70%, 06/01/2031	720,000	597,925

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
Quest Diagnostics, Inc., 2.80%, 06/30/2031	$790,000	$660,940
UnitedHealth Group, Inc., 2.30%, 05/15/2031	2,160,000	1,801,850
		15,872,428
Health Care REITs-2.06%
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	1,150,000	888,454
Healthpeak OP LLC, 2.88%, 01/15/2031	860,000	710,629
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	1,010,000	819,907
Sabra Health Care L.P., 3.20%, 12/01/2031	1,150,000	900,091
Ventas Realty L.P., 2.50%, 09/01/2031	724,000	571,519
Welltower OP LLC
2.75%, 01/15/2031	860,000	715,174
2.80%, 06/01/2031	1,080,000	901,374
		5,507,148
Hotels, Restaurants & Leisure-0.72%
Expedia Group, Inc., 2.95%, 03/15/2031	720,000	608,572
Marriott International, Inc., Series HH, 2.85%, 04/15/2031	1,580,000	1,318,904
		1,927,476
Household Products-0.71%
Kimberly-Clark Corp., 2.00%, 11/02/2031	860,000	699,225
Procter & Gamble Co. (The), 1.95%, 04/23/2031	1,440,000	1,206,856
		1,906,081
Independent Power and Renewable Electricity Producers-0.44%
AES Corp. (The), 2.45%, 01/15/2031	1,440,000	1,162,742
Industrial Conglomerates-0.65%
Honeywell International, Inc., 1.75%, 09/01/2031	2,160,000	1,721,860
Insurance-1.75%
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/2031	720,000	588,598
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031	725,000	611,314
Brown & Brown, Inc., 2.38%, 03/15/2031	1,010,000	804,965
Fidelity National Financial, Inc., 2.45%, 03/15/2031	860,000	683,763
First American Financial Corp., 2.40%, 08/15/2031	920,000	698,133
Lincoln National Corp., 3.40%, 01/15/2031(b)	720,000	601,304
Primerica, Inc., 2.80%, 11/19/2031	860,000	694,557
		4,682,634
IT Services-0.61%
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	930,000	738,801
VeriSign, Inc., 2.70%, 06/15/2031	1,081,000	887,007
		1,625,808
Leisure Products-0.21%
Brunswick Corp., 2.40%, 08/18/2031	750,000	568,792
Life Sciences Tools & Services-1.33%
Agilent Technologies, Inc., 2.30%, 03/12/2031	1,220,000	1,007,465
Illumina, Inc., 2.55%, 03/23/2031(b)	720,000	571,548
Revvity, Inc., 2.25%, 09/15/2031	720,000	564,639
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031(b)	1,730,000	1,403,628
		3,547,280
	Principal Amount	Value
Machinery-1.19%
Caterpillar, Inc., 1.90%, 03/12/2031(b)	$730,000	$605,242
IDEX Corp., 2.63%, 06/15/2031	722,000	592,597
John Deere Capital Corp.
1.45%, 01/15/2031	860,000	680,260
2.00%, 06/17/2031	870,000	705,983
Xylem, Inc., 2.25%, 01/30/2031	718,000	586,405
		3,170,487
Media-3.29%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.80%, 04/01/2031	2,300,000	1,871,602
Comcast Corp.
1.95%, 01/15/2031	2,157,000	1,756,209
1.50%, 02/15/2031	2,520,000	1,985,636
Interpublic Group of Cos., Inc. (The), 2.40%, 03/01/2031	716,000	583,741
Omnicom Group, Inc., 2.60%, 08/01/2031	1,150,000	950,940
Paramount Global, 4.95%, 01/15/2031(b)	1,800,000	1,630,700
		8,778,828
Metals & Mining-0.24%
Steel Dynamics, Inc., 3.25%, 01/15/2031	730,000	633,613
Multi-Utilities-1.88%
Ameren Corp., 3.50%, 01/15/2031	1,150,000	1,016,891
CenterPoint Energy, Inc., 2.65%, 06/01/2031	720,000	590,515
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	1,220,000	969,374
DTE Electric Co., Series C, 2.63%, 03/01/2031	867,000	732,940
NiSource, Inc., 1.70%, 02/15/2031	1,080,000	839,024
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	1,078,000	868,387
		5,017,131
Office REITs-0.90%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/2031	1,080,000	932,932
Boston Properties L.P., 3.25%, 01/30/2031	1,800,000	1,459,786
		2,392,718
Oil, Gas & Consumable Fuels-7.26%
Boardwalk Pipelines L.P., 3.40%, 02/15/2031	720,000	622,172
Burlington Resources LLC, 7.20%, 08/15/2031	640,000	715,847
Cheniere Energy Partners L.P., 4.00%, 03/01/2031	2,160,000	1,906,703
Conoco Funding Co., 7.25%, 10/15/2031	576,000	647,556
Devon Energy Corp., 7.88%, 09/30/2031	970,000	1,080,944
Diamondback Energy, Inc., 3.13%, 03/24/2031	1,140,000	982,321
Hess Corp., 7.30%, 08/15/2031	910,000	1,028,267
Kinder Morgan, Inc.
2.00%, 02/15/2031	1,080,000	859,276
7.80%, 08/01/2031	770,000	852,396
Occidental Petroleum Corp.
6.13%, 01/01/2031	1,650,000	1,667,803
7.50%, 05/01/2031	1,257,000	1,369,338
ONEOK, Inc., 6.35%, 01/15/2031	860,000	887,361
Ovintiv, Inc., 7.38%, 11/01/2031	720,000	772,356
Pioneer Natural Resources Co., 2.15%, 01/15/2031	1,440,000	1,185,266
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	1,441,000	1,334,988

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
TransCanada PipeLines Ltd. (Canada), 2.50%, 10/12/2031(b)	$1,440,000	$1,158,741
Valero Energy Corp., 2.80%, 12/01/2031	670,000	547,177
Williams Cos., Inc. (The), 2.60%, 03/15/2031	2,162,000	1,782,974
		19,401,486
Personal Care Products-0.62%
Estee Lauder Cos., Inc. (The), 1.95%, 03/15/2031	860,000	691,151
Unilever Capital Corp. (United Kingdom), 1.75%, 08/12/2031	1,200,000	960,406
		1,651,557
Pharmaceuticals-1.91%
AstraZeneca Finance LLC (United Kingdom), 2.25%, 05/28/2031	1,080,000	899,398
Merck & Co., Inc., 2.15%, 12/10/2031	2,880,000	2,368,563
Pfizer, Inc., 1.75%, 08/18/2031	1,440,000	1,151,838
Royalty Pharma PLC, 2.15%, 09/02/2031(b)	860,000	672,415
		5,092,214
Professional Services-0.87%
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	1,440,000	1,186,767
Equifax, Inc., 2.35%, 09/15/2031	1,440,000	1,145,645
		2,332,412
Real Estate Management & Development-0.22%
CBRE Services, Inc., 2.50%, 04/01/2031	720,000	576,245
Residential REITs-1.07%
AvalonBay Communities, Inc., 2.45%, 01/15/2031	860,000	712,331
ERP Operating L.P., 1.85%, 08/01/2031	721,000	566,023
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	940,000	711,111
Sun Communities Operating L.P., 2.70%, 07/15/2031	1,081,000	856,789
		2,846,254
Retail REITs-1.17%
Brixmor Operating Partnership L.P., 2.50%, 08/16/2031	720,000	568,233
Kimco Realty OP LLC, 2.25%, 12/01/2031	723,000	561,079
Realty Income Corp., 3.25%, 01/15/2031	1,370,000	1,190,417
Simon Property Group L.P., 2.20%, 02/01/2031	1,013,000	810,824
		3,130,553
Semiconductors & Semiconductor Equipment-2.34%
Analog Devices, Inc., 2.10%, 10/01/2031	1,440,000	1,175,003
Intel Corp., 2.00%, 08/12/2031	1,803,000	1,479,734
Marvell Technology, Inc., 2.95%, 04/15/2031	1,100,000	922,255
NVIDIA Corp., 2.00%, 06/15/2031	1,800,000	1,489,916
Skyworks Solutions, Inc., 3.00%, 06/01/2031	725,000	591,422
Texas Instruments, Inc., 1.90%, 09/15/2031	720,000	592,936
		6,251,266
Software-3.89%
Autodesk, Inc., 2.40%, 12/15/2031	1,437,000	1,179,196
Fortinet, Inc., 2.20%, 03/15/2031	720,000	573,328
Oracle Corp., 2.88%, 03/25/2031	4,680,000	4,007,799
Roper Technologies, Inc., 1.75%, 02/15/2031	1,440,000	1,136,870
	Principal Amount	Value
Software-(continued)
Salesforce, Inc., 1.95%, 07/15/2031	$2,160,000	$1,773,585
VMware, Inc., 2.20%, 08/15/2031	2,160,000	1,708,100
		10,378,878
Specialized REITs-3.38%
American Tower Corp.
2.70%, 04/15/2031	1,010,000	831,980
2.30%, 09/15/2031	1,010,000	801,698
Crown Castle, Inc.
2.25%, 01/15/2031	1,580,000	1,265,164
2.10%, 04/01/2031	1,440,000	1,132,074
2.50%, 07/15/2031	1,080,000	868,743
Equinix, Inc., 2.50%, 05/15/2031	1,436,000	1,169,151
Extra Space Storage L.P., 2.40%, 10/15/2031	860,000	677,546
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 01/15/2031	1,010,000	864,735
Public Storage Operating Co.
2.30%, 05/01/2031	940,000	771,246
2.25%, 11/09/2031	790,000	637,262
		9,019,599
Specialty Retail-2.96%
AutoZone, Inc., 1.65%, 01/15/2031	860,000	671,495
Home Depot, Inc. (The)
1.38%, 03/15/2031	1,790,000	1,408,972
1.88%, 09/15/2031	1,440,000	1,159,746
Leidos, Inc., 2.30%, 02/15/2031	1,440,000	1,154,014
Lowe’s Cos., Inc., 2.63%, 04/01/2031	2,160,000	1,815,912
O’Reilly Automotive, Inc., 1.75%, 03/15/2031	720,000	565,053
Ross Stores, Inc., 1.88%, 04/15/2031	725,000	570,125
TJX Cos., Inc. (The), 1.60%, 05/15/2031	720,000	570,646
		7,915,963
Technology Hardware, Storage & Peripherals-2.09%
Apple, Inc.
1.65%, 02/08/2031	3,960,000	3,239,952
1.70%, 08/05/2031	1,440,000	1,169,096
HP, Inc., 2.65%, 06/17/2031	1,440,000	1,181,719
		5,590,767
Tobacco-0.55%
B.A.T Capital Corp. (United Kingdom), 2.73%, 03/25/2031	1,800,000	1,467,210
Water Utilities-0.24%
American Water Capital Corp., 2.30%, 06/01/2031	796,000	652,851
Wireless Telecommunication Services-1.62%
T-Mobile USA, Inc.
2.88%, 02/15/2031	1,440,000	1,221,371
3.50%, 04/15/2031	3,531,000	3,112,544
		4,333,915
Total U.S. Dollar Denominated Bonds & Notes (Cost $269,481,602)		264,744,501

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(c)(d) (Cost $1,020)	1,020	$1,020
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.13% (Cost $269,482,622)		264,745,521
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.22%
Invesco Private Government Fund, 5.32%(c)(d)(e)	2,371,378	2,371,378
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.55%(c)(d)(e)	8,902,596	$8,906,157
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,276,363)		11,277,535
TOTAL INVESTMENTS IN SECURITIES-103.35% (Cost $280,758,985)		276,023,056
OTHER ASSETS LESS LIABILITIES-(3.35)%		(8,952,426)
NET ASSETS-100.00%		$267,070,630

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$42,663	$1,811,369	$(1,853,012)	$-	$-	$1,020	$4,125
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	932,243	5,700,293	(4,261,158)	-	-	2,371,378	21,599*
Invesco Private Prime Fund	2,397,193	13,474,536	(6,967,411)	1,120	719	8,906,157	58,615*
Total	$3,372,099	$20,986,198	$(13,081,581)	$1,120	$719	$11,278,555	$84,339

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.86%
Aerospace & Defense-0.80%
Lockheed Martin Corp., 3.90%, 06/15/2032	$980,000	$906,422
RTX Corp., 2.38%, 03/15/2032	1,220,000	979,727
		1,886,149
Automobiles-2.90%
Ford Motor Co.
3.25%, 02/12/2032	3,060,000	2,441,760
6.10%, 08/19/2032(b)	2,140,000	2,082,899
General Motors Co., 5.60%, 10/15/2032(b)	1,530,000	1,497,568
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032	920,000	797,665
		6,819,892
Banks-4.22%
Bank of Nova Scotia (The) (Canada), 2.45%, 02/02/2032	1,040,000	829,100
Canadian Imperial Bank of Commerce (Canada), 3.60%, 04/07/2032(b)	1,220,000	1,070,055
Citigroup, Inc., 6.63%, 06/15/2032	1,220,000	1,285,966
Citizens Financial Group, Inc., 2.64%, 09/30/2032	720,000	520,018
KeyBank N.A., 4.90%, 08/08/2032	875,000	713,238
Royal Bank of Canada (Canada), 3.88%, 05/04/2032	1,220,000	1,094,366
Toronto-Dominion Bank (The) (Canada)
2.45%, 01/12/2032	730,000	585,358
3.20%, 03/10/2032	1,830,000	1,545,227
4.46%, 06/08/2032	2,450,000	2,277,372
		9,920,700
Beverages-1.65%
Constellation Brands, Inc., 4.75%, 05/09/2032	860,000	822,410
Diageo Capital PLC (United Kingdom), 2.13%, 04/29/2032	870,000	691,779
Keurig Dr Pepper, Inc., 4.05%, 04/15/2032	1,010,000	925,446
PepsiCo, Inc., 3.90%, 07/18/2032	1,530,000	1,439,974
		3,879,609
Biotechnology-0.88%
Amgen, Inc.
2.00%, 01/15/2032	1,250,000	983,650
3.35%, 02/22/2032	1,230,000	1,082,084
		2,065,734
Broadline Retail-2.36%
Amazon.com, Inc.
3.60%, 04/13/2032	3,060,000	2,815,717
4.70%, 12/01/2032	2,750,000	2,741,633
		5,557,350
Building Products-0.22%
Carlisle Cos., Inc., 2.20%, 03/01/2032	670,000	517,224
Capital Markets-4.84%
Ameriprise Financial, Inc., 4.50%, 05/13/2032	620,000	590,032
BlackRock, Inc., 2.10%, 02/25/2032	1,190,000	955,119
Brookfield Finance I (UK) PLC/Brookfield Finance, Inc. (Canada), 2.34%, 01/30/2032	738,000	569,927
Charles Schwab Corp. (The), 2.90%, 03/03/2032	1,250,000	1,022,819
CME Group, Inc., 2.65%, 03/15/2032	920,000	782,322
Credit Suisse USA, Inc. (Switzerland), 7.13%, 07/15/2032	910,000	997,404
	Principal Amount	Value
Capital Markets-(continued)
FactSet Research Systems, Inc., 3.45%, 03/01/2032	$610,000	$519,847
Jefferies Financial Group, Inc., 2.75%, 10/15/2032	600,000	467,801
Moody’s Corp., 4.25%, 08/08/2032	610,000	571,257
Morgan Stanley, 7.25%, 04/01/2032	1,200,000	1,367,353
Nomura Holdings, Inc. (Japan), 3.00%, 01/22/2032	870,000	701,940
Northern Trust Corp., 6.13%, 11/02/2032	1,220,000	1,257,817
S&P Global, Inc., 2.90%, 03/01/2032	1,850,000	1,577,818
		11,381,456
Chemicals-1.31%
Albemarle Corp., 5.05%, 06/01/2032	750,000	694,744
Celanese US Holdings LLC, 6.38%, 07/15/2032	1,230,000	1,242,730
Ecolab, Inc., 2.13%, 02/01/2032	800,000	647,847
Sherwin-Williams Co. (The), 2.20%, 03/15/2032	610,000	484,718
		3,070,039
Commercial Services & Supplies-1.67%
Cintas Corp. No. 2, 4.00%, 05/01/2032	950,000	881,061
Republic Services, Inc., 1.75%, 02/15/2032	920,000	716,924
Waste Connections, Inc.
2.20%, 01/15/2032	800,000	640,170
3.20%, 06/01/2032	615,000	529,211
Waste Management, Inc., 4.15%, 04/15/2032	1,225,000	1,153,163
		3,920,529
Communications Equipment-0.32%
Motorola Solutions, Inc., 5.60%, 06/01/2032	750,000	743,083
Construction & Engineering-0.20%
Quanta Services, Inc., 2.35%, 01/15/2032	610,000	477,999
Consumer Finance-0.90%
Discover Financial Services, 6.70%, 11/29/2032	920,000	913,683
General Motors Financial Co., Inc., 3.10%, 01/12/2032	1,490,000	1,213,187
		2,126,870
Consumer Staples Distribution & Retail-1.89%
Costco Wholesale Corp., 1.75%, 04/20/2032	1,220,000	973,725
Dollar General Corp., 5.00%, 11/01/2032	860,000	818,379
Target Corp., 4.50%, 09/15/2032(b)	1,220,000	1,181,431
Walmart, Inc., 4.15%, 09/09/2032	1,530,000	1,479,026
		4,452,561
Containers & Packaging-0.64%
Avery Dennison Corp., 2.25%, 02/15/2032	580,000	456,167
Sonoco Products Co., 2.85%, 02/01/2032	610,000	497,808
WRKCo, Inc., 4.20%, 06/01/2032	610,000	559,365
		1,513,340
Distributors-0.20%
Genuine Parts Co., 2.75%, 02/01/2032	581,000	463,443
Diversified Consumer Services-0.25%
RELX Capital, Inc. (United Kingdom), 4.75%, 05/20/2032	610,000	592,423
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Diversified REITs-0.92%
CubeSmart L.P., 2.50%, 02/15/2032	$610,000	$478,763
VICI Properties L.P., 5.13%, 05/15/2032	1,839,000	1,694,773
		2,173,536
Diversified Telecommunication Services-3.67%
AT&T, Inc., 2.25%, 02/01/2032	3,060,000	2,426,213
Deutsche Telekom International Finance B.V. (Germany), 9.25%, 06/01/2032	600,000	756,309
TELUS Corp. (Canada), 3.40%, 05/13/2032	1,100,000	939,991
Verizon Communications, Inc., 2.36%, 03/15/2032	5,660,000	4,517,327
		8,639,840
Electric Utilities-8.80%
AEP Texas, Inc., 4.70%, 05/15/2032	600,000	561,498
Alabama Power Co., 3.05%, 03/15/2032	860,000	731,852
American Electric Power Co., Inc., 5.95%, 11/01/2032	600,000	614,162
Appalachian Power Co., Series BB, 4.50%, 08/01/2032	610,000	560,957
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/2032	600,000	566,432
Duke Energy Carolinas LLC, 2.85%, 03/15/2032	610,000	510,710
Duke Energy Corp., 4.50%, 08/15/2032	1,410,000	1,315,914
Duke Energy Progress LLC, 3.40%, 04/01/2032	610,000	532,024
Entergy Louisiana LLC, 2.35%, 06/15/2032	600,000	475,099
Eversource Energy, 3.38%, 03/01/2032	770,000	657,100
Exelon Corp., 3.35%, 03/15/2032	770,000	659,736
Florida Power & Light Co., 2.45%, 02/03/2032	1,840,000	1,513,462
Georgia Power Co., 4.70%, 05/15/2032	860,000	823,797
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/2032	610,000	500,067
4.02%, 11/01/2032	710,000	638,203
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	1,220,000	978,317
5.00%, 07/15/2032	1,220,000	1,178,456
Oncor Electric Delivery Co. LLC, 4.55%, 09/15/2032	860,000	813,661
Pacific Gas and Electric Co., 5.90%, 06/15/2032	740,000	723,297
Public Service Electric and Gas Co., 3.10%, 03/15/2032	610,000	526,434
Southern California Edison Co.
2.75%, 02/01/2032	610,000	502,900
5.95%, 11/01/2032	920,000	949,766
Southern Co. (The), 5.70%, 10/15/2032	610,000	619,267
Southern Co. Gas Capital Corp., 5.15%, 09/15/2032	610,000	595,415
Union Electric Co., 2.15%, 03/15/2032	640,000	509,135
Virginia Electric & Power Co., 2.40%, 03/30/2032	710,000	569,226
Wisconsin Electric Power Co., 4.75%, 09/30/2032	610,000	591,431
Wisconsin Power and Light Co., 3.95%, 09/01/2032	740,000	670,261
Xcel Energy, Inc., 4.60%, 06/01/2032	860,000	804,478
		20,693,057
	Principal Amount	Value
Electronic Equipment, Instruments & Components-1.10%
Allegion US Holding Co., Inc., 5.41%, 07/01/2032	$717,000	$696,853
Arrow Electronics, Inc., 2.95%, 02/15/2032	580,000	473,009
Eaton Corp., 4.00%, 11/02/2032	860,000	796,464
Tyco Electronics Group S.A., 2.50%, 02/04/2032	750,000	620,573
		2,586,899
Entertainment-2.82%
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	610,000	559,072
TWDC Enterprises 18 Corp., 7.00%, 03/01/2032	610,000	687,784
Warnermedia Holdings, Inc., 4.28%, 03/15/2032	6,110,000	5,391,894
		6,638,750
Financial Services-4.12%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.30%, 01/30/2032	4,940,000	4,096,853
Corebridge Financial, Inc., 3.90%, 04/05/2032	1,740,000	1,524,400
Fidelity National Information Services, Inc., 5.10%, 07/15/2032(b)	920,000	907,524
Global Payments, Inc., 5.40%, 08/15/2032	890,000	871,643
ORIX Corp. (Japan)
4.00%, 04/13/2032	610,000	552,323
5.20%, 09/13/2032	614,000	608,249
PayPal Holdings, Inc., 4.40%, 06/01/2032	1,190,000	1,136,733
		9,697,725
Food Products-1.50%
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	920,000	791,645
J. M. Smucker Co. (The), 2.13%, 03/15/2032	600,000	465,875
Mondelez International, Inc.
3.00%, 03/17/2032	920,000	784,917
1.88%, 10/15/2032	780,000	601,433
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	1,090,000	883,303
		3,527,173
Gas Utilities-0.53%
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032	610,000	566,213
Southwest Gas Corp., 4.05%, 03/15/2032	750,000	669,124
		1,235,337
Ground Transportation-1.66%
Canadian National Railway Co. (Canada), 3.85%, 08/05/2032	980,000	895,489
CSX Corp., 4.10%, 11/15/2032	1,160,000	1,080,114
Norfolk Southern Corp., 3.00%, 03/15/2032	730,000	622,132
Union Pacific Corp., 2.80%, 02/14/2032	1,530,000	1,296,079
		3,893,814
Health Care Equipment & Supplies-1.84%
Baxter International, Inc., 2.54%, 02/01/2032(b)	1,900,000	1,524,031
Becton, Dickinson and Co., 4.30%, 08/22/2032	620,000	576,148
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032(b)	2,180,000	2,225,591
		4,325,770

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-2.55%
Elevance Health, Inc.
4.10%, 05/15/2032	$710,000	$650,388
5.50%, 10/15/2032	770,000	777,743
HCA, Inc., 3.63%, 03/15/2032	2,450,000	2,115,744
Humana, Inc., 2.15%, 02/03/2032	920,000	723,107
UnitedHealth Group, Inc., 4.20%, 05/15/2032	1,830,000	1,725,816
		5,992,798
Health Care REITs-0.46%
Welltower OP LLC
2.75%, 01/15/2032	610,000	494,312
3.85%, 06/15/2032	670,000	591,877
		1,086,189
Hotels, Restaurants & Leisure-1.27%
Marriott International, Inc., Series GG, 3.50%, 10/15/2032	1,220,000	1,037,436
McDonald’s Corp., 4.60%, 09/09/2032	920,000	900,158
Starbucks Corp., 3.00%, 02/14/2032(b)	1,220,000	1,055,180
		2,992,774
Household Products-1.18%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	620,000	642,919
Clorox Co. (The), 4.60%, 05/01/2032	730,000	705,014
Colgate-Palmolive Co., 3.25%, 08/15/2032	610,000	545,081
Procter & Gamble Co. (The), 2.30%, 02/01/2032	1,040,000	886,358
		2,779,372
Industrial Conglomerates-0.99%
GE Capital Funding LLC, 4.55%, 05/15/2032	570,000	536,419
General Electric Co., 6.75%, 03/15/2032	1,620,000	1,796,810
		2,333,229
Industrial REITs-0.20%
Prologis L.P., 2.25%, 01/15/2032	580,000	462,267
Insurance-2.54%
Aon Corp./Aon Global Holdings PLC, 5.00%, 09/12/2032	615,000	594,918
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	1,220,000	1,056,823
Brown & Brown, Inc., 4.20%, 03/17/2032	735,000	651,631
Fairfax Financial Holdings Ltd. (Canada), 5.63%, 08/16/2032	920,000	893,687
Manulife Financial Corp. (Canada), 3.70%, 03/16/2032	920,000	828,986
Marsh & McLennan Cos., Inc., 5.75%, 11/01/2032	610,000	635,387
MetLife, Inc., 6.50%, 12/15/2032	730,000	795,045
Progressive Corp. (The), 3.00%, 03/15/2032	610,000	524,146
		5,980,623
Interactive Media & Services-1.43%
Meta Platforms, Inc., 3.85%, 08/15/2032	3,650,000	3,352,519
IT Services-0.92%
International Business Machines Corp.
2.72%, 02/09/2032(b)	600,000	510,311
4.40%, 07/27/2032	910,000	863,361
5.88%, 11/29/2032	750,000	795,644
		2,169,316
	Principal Amount	Value
Life Sciences Tools & Services-0.67%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	$980,000	$841,425
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032	730,000	724,106
		1,565,531
Machinery-0.96%
Flowserve Corp., 2.80%, 01/15/2032	610,000	479,612
John Deere Capital Corp.
3.90%, 06/07/2032	610,000	563,115
4.35%, 09/15/2032	750,000	716,328
Stanley Black & Decker, Inc., 3.00%, 05/15/2032	613,000	510,728
		2,269,783
Media-1.38%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.30%, 02/01/2032	1,225,000	937,301
Comcast Corp., 5.50%, 11/15/2032	1,250,000	1,281,660
Paramount Global, 4.20%, 05/19/2032(b)	1,220,000	1,031,976
		3,250,937
Metals & Mining-1.19%
ArcelorMittal S.A. (Luxembourg), 6.80%, 11/29/2032	1,190,000	1,226,154
Newmont Corp., 2.60%, 07/15/2032	1,230,000	1,004,712
Nucor Corp., 3.13%, 04/01/2032	670,000	574,231
		2,805,097
Multi-Utilities-1.11%
Ameren Illinois Co., 3.85%, 09/01/2032	610,000	549,139
Dominion Energy, Inc., 5.38%, 11/15/2032	1,040,000	1,027,450
DTE Electric Co., Series A, 3.00%, 03/01/2032	610,000	518,442
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/2032	600,000	510,632
		2,605,663
Office REITs-0.68%
Alexandria Real Estate Equities, Inc., 2.00%, 05/18/2032	1,100,000	831,166
Boston Properties L.P., 2.55%, 04/01/2032	1,040,000	768,597
		1,599,763
Oil, Gas & Consumable Fuels-5.46%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	610,000	518,530
BP Capital Markets America, Inc., 2.72%, 01/12/2032	2,450,000	2,067,739
Cenovus Energy, Inc. (Canada), 2.65%, 01/15/2032	580,000	463,473
Cheniere Energy Partners L.P., 3.25%, 01/31/2032	1,420,000	1,169,944
ConocoPhillips, 5.90%, 10/15/2032	620,000	654,716
Kinder Morgan, Inc., 7.75%, 01/15/2032	1,230,000	1,366,742
Marathon Oil Corp., 6.80%, 03/15/2032	670,000	703,499
MPLX L.P., 4.95%, 09/01/2032	1,230,000	1,165,373
ONEOK, Inc., 6.10%, 11/15/2032	890,000	906,898
Suncor Energy, Inc. (Canada), 7.15%, 02/01/2032	600,000	649,987
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	1,190,000	1,035,068

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Valero Energy Corp., 7.50%, 04/15/2032	$890,000	$997,322
Williams Cos., Inc. (The), 4.65%, 08/15/2032	1,230,000	1,153,392
		12,852,683
Personal Care Products-0.57%
Unilever Capital Corp. (United Kingdom), 5.90%, 11/15/2032	1,250,000	1,333,781
Pharmaceuticals-2.09%
Bristol-Myers Squibb Co., 2.95%, 03/15/2032	2,140,000	1,843,972
Haleon US Capital LLC, 3.63%, 03/24/2032	2,405,000	2,120,167
Zoetis, Inc., 5.60%, 11/16/2032	920,000	942,781
		4,906,920
Residential REITs-1.39%
American Homes 4 Rent L.P., 3.63%, 04/15/2032	750,000	643,326
AvalonBay Communities, Inc., 2.05%, 01/15/2032	860,000	689,594
Essex Portfolio L.P., 2.65%, 03/15/2032	770,000	614,063
Invitation Homes Operating Partnership L.P., 4.15%, 04/15/2032	750,000	656,556
Sun Communities Operating L.P., 4.20%, 04/15/2032	750,000	656,390
		3,259,929
Retail REITs-1.54%
Kimco Realty OP LLC, 3.20%, 04/01/2032	750,000	624,539
Realty Income Corp.
5.63%, 10/13/2032	918,000	925,178
2.85%, 12/15/2032	860,000	696,870
Simon Property Group L.P.
2.25%, 01/15/2032	860,000	674,012
2.65%, 02/01/2032	860,000	699,698
		3,620,297
Semiconductors & Semiconductor Equipment-3.87%
Advanced Micro Devices, Inc., 3.92%, 06/01/2032	610,000	568,636
Broadcom, Inc., 4.30%, 11/15/2032	2,450,000	2,251,746
Intel Corp.
4.15%, 08/05/2032(b)	1,530,000	1,450,773
4.00%, 12/15/2032	922,000	861,762
KLA Corp., 4.65%, 07/15/2032	1,230,000	1,209,172
Micron Technology, Inc., 2.70%, 04/15/2032	1,230,000	985,214
QUALCOMM, Inc.
1.65%, 05/20/2032	1,510,000	1,181,994
4.25%, 05/20/2032	610,000	584,930
		9,094,227
Software-1.81%
Oracle Corp., 6.25%, 11/09/2032	2,750,000	2,897,132
Workday, Inc., 3.80%, 04/01/2032	1,530,000	1,361,580
		4,258,712
Specialized REITs-1.81%
American Tower Corp., 4.05%, 03/15/2032	800,000	716,783
Equinix, Inc., 3.90%, 04/15/2032	1,470,000	1,304,106
Extra Space Storage L.P., 2.35%, 03/15/2032	730,000	566,254
GLP Capital L.P./GLP Financing II, Inc., 3.25%, 01/15/2032	980,000	788,040
Weyerhaeuser Co., 7.38%, 03/15/2032	800,000	887,150
		4,262,333
	Principal Amount	Value
Specialty Retail-3.33%
AutoNation, Inc., 3.85%, 03/01/2032	$860,000	$725,978
AutoZone, Inc., 4.75%, 08/01/2032	920,000	871,524
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	919,000	746,593
Home Depot, Inc. (The)
3.25%, 04/15/2032	1,530,000	1,358,603
4.50%, 09/15/2032	1,530,000	1,500,543
Lowe’s Cos., Inc., 3.75%, 04/01/2032	1,830,000	1,638,269
O’Reilly Automotive, Inc., 4.70%, 06/15/2032	1,040,000	993,311
		7,834,821
Technology Hardware, Storage & Peripherals-1.23%
Apple, Inc., 3.35%, 08/08/2032	1,850,000	1,682,661
HP, Inc., 4.20%, 04/15/2032	825,000	749,606
Western Digital Corp., 3.10%, 02/01/2032	610,000	454,824
		2,887,091
Textiles, Apparel & Luxury Goods-0.19%
Tapestry, Inc., 3.05%, 03/15/2032	610,000	456,401
Tobacco-2.30%
Altria Group, Inc., 2.45%, 02/04/2032	2,140,000	1,682,339
B.A.T Capital Corp. (United Kingdom)
4.74%, 03/16/2032	1,100,000	1,019,810
7.75%, 10/19/2032	730,000	807,606
Philip Morris International, Inc., 5.75%, 11/17/2032	1,850,000	1,893,486
		5,403,241
Trading Companies & Distributors-0.32%
Air Lease Corp., 2.88%, 01/15/2032	920,000	746,440
Water Utilities-0.40%
American Water Capital Corp., 4.45%, 06/01/2032	980,000	933,432
Wireless Telecommunication Services-2.81%
Bell Canada (Canada), Series US-5, 2.15%, 02/15/2032	750,000	594,359
Rogers Communications, Inc. (Canada), 3.80%, 03/15/2032	2,400,000	2,089,837
Sprint Capital Corp., 8.75%, 03/15/2032	2,450,000	2,930,056
T-Mobile USA, Inc., 2.70%, 03/15/2032	1,220,000	1,000,092
		6,614,344
Total U.S. Dollar Denominated Bonds & Notes (Cost $231,445,321)		232,510,815
	Shares
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(c)(d) (Cost $320,583)	320,583	320,583
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.00% (Cost $231,765,904)		232,831,398
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.48%
Invesco Private Government Fund, 5.32%(c)(d)(e)	2,430,466	2,430,466

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.55%(c)(d)(e)	5,743,252	$5,745,549
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,174,800)		8,176,015
TOTAL INVESTMENTS IN SECURITIES-102.48% (Cost $239,940,704)		241,007,413
OTHER ASSETS LESS LIABILITIES-(2.48)%		(5,824,077)
NET ASSETS-100.00%		$235,183,336

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$67,027	$2,534,103	$(2,280,547)	$-	$-	$320,583	$6,874
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,137,562	4,685,690	(3,392,786)	-	-	2,430,466	19,094*
Invesco Private Prime Fund	2,925,157	6,432,148	(3,613,303)	1,227	320	5,745,549	48,492*
Total	$4,129,746	$13,651,941	$(9,286,636)	$1,227	$320	$8,496,598	$74,460

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.31%
Aerospace & Defense-3.07%
Booz Allen Hamilton, Inc. (Canada), 5.95%, 08/04/2033	$60,000	$60,663
HEICO Corp., 5.35%, 08/01/2033	75,000	73,357
L3Harris Technologies, Inc., 5.40%, 07/31/2033	195,000	194,509
Lockheed Martin Corp., 5.25%, 01/15/2033	130,000	132,803
Northrop Grumman Corp., 4.70%, 03/15/2033	130,000	125,875
RTX Corp., 5.15%, 02/27/2033	165,000	162,122
		749,329
Air Freight & Logistics-0.49%
United Parcel Service, Inc., 4.88%, 03/03/2033	120,000	119,465
Automobile Components-0.25%
Magna International, Inc. (Canada), 5.50%, 03/21/2033	60,000	60,885
Automobiles-0.49%
Toyota Motor Corp. (Japan), 5.12%, 07/13/2033	60,000	61,586
Toyota Motor Credit Corp., 4.70%, 01/12/2033	60,000	58,766
		120,352
Banks-4.47%
Banco Santander S.A. (Spain), 6.92%, 08/08/2033	155,000	154,332
Canadian Imperial Bank of Commerce (Canada), 6.09%, 10/03/2033	145,000	147,916
Citigroup Inc., 6.00%, 10/31/2033	80,000	81,508
KeyBank N.A., 5.00%, 01/26/2033	80,000	70,211
Royal Bank of Canada (Canada)
5.00%, 02/01/2033	220,000	212,026
5.00%, 05/02/2033	120,000	115,489
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.77%, 01/13/2033	185,000	188,723
5.78%, 07/13/2033	50,000	50,887
5.81%, 09/14/2033	70,000	71,227
		1,092,319
Beverages-1.88%
Brown-Forman Corp., 4.75%, 04/15/2033	80,000	78,796
Constellation Brands, Inc., 4.90%, 05/01/2033	100,000	96,440
Diageo Capital PLC (United Kingdom)
5.50%, 01/24/2033	60,000	61,385
5.63%, 10/05/2033	90,000	93,065
PepsiCo, Inc., 4.45%, 02/15/2033	130,000	128,708
		458,394
Biotechnology-3.14%
Amgen, Inc.
4.20%, 03/01/2033	100,000	92,140
5.25%, 03/02/2033	550,000	544,656
Gilead Sciences, Inc., 5.25%, 10/15/2033	130,000	130,525
		767,321
Building Products-0.31%
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033	75,000	74,796
Capital Markets-2.20%
Ameriprise Financial, Inc., 5.15%, 05/15/2033	100,000	97,913
BlackRock, Inc., 4.75%, 05/25/2033	180,000	175,292
Goldman Sachs Group, Inc. (The), 6.13%, 02/15/2033	130,000	136,923
	Principal Amount	Value
Capital Markets-(continued)
Nomura Holdings, Inc. (Japan)
6.18%, 01/18/2033	$60,000	$61,565
6.09%, 07/12/2033	65,000	66,147
		537,840
Chemicals-2.55%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	80,000	79,307
Celanese US Holdings LLC, 6.70%, 11/15/2033	130,000	134,793
Dow Chemical Co. (The), 6.30%, 03/15/2033	75,000	79,648
Eastman Chemical Co., 5.75%, 03/08/2033	70,000	69,633
EIDP, Inc., 4.80%, 05/15/2033	75,000	73,061
FMC Corp., 5.65%, 05/18/2033	50,000	47,072
LYB International Finance III LLC, 5.63%, 05/15/2033	70,000	70,003
Mosaic Co. (The), 5.45%, 11/15/2033	70,000	68,244
		621,761
Commercial Services & Supplies-0.93%
Republic Services, Inc., 2.38%, 03/15/2033	95,000	76,105
Waste Connections, Inc., 4.20%, 01/15/2033	100,000	92,379
Waste Management, Inc., 4.63%, 02/15/2033	60,000	58,100
		226,584
Consumer Finance-0.70%
Ally Financial, Inc., 6.70%, 02/14/2033	40,000	37,223
General Motors Financial Co., Inc., 6.40%, 01/09/2033	130,000	133,505
		170,728
Consumer Staples Distribution & Retail-1.52%
Dollar General Corp., 5.45%, 07/05/2033	130,000	126,929
Target Corp., 4.40%, 01/15/2033	60,000	57,713
Walmart, Inc., 4.10%, 04/15/2033	195,000	185,587
		370,229
Containers & Packaging-0.50%
Amcor Finance (USA), Inc., 5.63%, 05/26/2033	60,000	60,005
WRKCo, Inc., 3.00%, 06/15/2033	75,000	61,694
		121,699
Diversified Telecommunication Services-3.11%
AT&T, Inc., 2.55%, 12/01/2033	480,000	373,821
Verizon Communications, Inc.
5.05%, 05/09/2033	130,000	127,980
4.50%, 08/10/2033	275,000	257,238
		759,039
Electric Utilities-9.45%
American Electric Power Co., Inc., 5.63%, 03/01/2033	115,000	115,279
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/2033	80,000	78,604
Consolidated Edison Co. of New York, Inc., 5.20%, 03/01/2033	70,000	69,495
Constellation Energy Generation LLC, 5.80%, 03/01/2033	75,000	75,501
Duke Energy Carolinas LLC, 4.95%, 01/15/2033	160,000	156,883
Duke Energy Corp., 5.75%, 09/15/2033	75,000	76,098
Duke Energy Progress LLC, 5.25%, 03/15/2033	70,000	69,619
Entergy Louisiana LLC, 4.00%, 03/15/2033	100,000	89,383
Eversource Energy, 5.13%, 05/15/2033	105,000	101,362
Exelon Corp., 5.30%, 03/15/2033	105,000	103,589
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Florida Power & Light Co.
5.10%, 04/01/2033	$100,000	$99,287
4.80%, 05/15/2033	100,000	97,024
Georgia Power Co., 4.95%, 05/17/2033	125,000	121,047
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	80,000	81,613
NextEra Energy Capital Holdings, Inc., 5.05%, 02/28/2033	125,000	120,927
Pacific Gas and Electric Co.
6.15%, 01/15/2033	70,000	69,773
6.40%, 06/15/2033	150,000	151,894
PECO Energy Co., 4.90%, 06/15/2033	75,000	73,399
PPL Electric Utilities Corp., 5.00%, 05/15/2033	75,000	73,437
Public Service Electric and Gas Co.
4.65%, 03/15/2033	60,000	57,710
5.20%, 08/01/2033	70,000	70,246
Southern Co. (The), 5.20%, 06/15/2033	100,000	98,203
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	60,000	60,759
Virginia Electric & Power Co., 5.00%, 04/01/2033	100,000	96,629
Xcel Energy, Inc., 5.45%, 08/15/2033	100,000	99,071
		2,306,832
Electronic Equipment, Instruments & Components-1.06%
Eaton Corp., 4.15%, 03/15/2033	170,000	158,766
Trimble, Inc., 6.10%, 03/15/2033	100,000	101,480
		260,246
Energy Equipment & Services-0.24%
Schlumberger Investment S.A., 4.85%, 05/15/2033	60,000	58,660
Financial Services-2.55%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.40%, 10/29/2033	120,000	97,155
Brookfield Capital Finance LLC, 6.09%, 06/14/2033	75,000	75,183
Equitable Holdings, Inc., 5.59%, 01/11/2033	60,000	59,000
Fiserv, Inc.
5.60%, 03/02/2033	120,000	120,594
5.63%, 08/21/2033	170,000	170,985
Mastercard, Inc., 4.85%, 03/09/2033	100,000	99,592
		622,509
Food Products-2.36%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033	60,000	57,366
General Mills, Inc., 4.95%, 03/29/2033	130,000	126,385
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 04/01/2033	260,000	245,850
McCormick & Co., Inc., 4.95%, 04/15/2033	60,000	57,511
Pilgrim’s Pride Corp., 6.25%, 07/01/2033	90,000	88,730
		575,842
Gas Utilities-0.55%
CenterPoint Energy Resources Corp., 5.40%, 03/01/2033	75,000	74,400
Southern California Gas Co., 5.20%, 06/01/2033	60,000	59,144
		133,544
Ground Transportation-1.03%
CSX Corp., 5.20%, 11/15/2033	80,000	79,720
Norfolk Southern Corp., 4.45%, 03/01/2033	60,000	56,547
Union Pacific Corp., 4.50%, 01/20/2033	120,000	115,614
		251,881
	Principal Amount	Value
Health Care Equipment & Supplies-0.35%
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	$90,000	$86,692
Health Care Providers & Services-6.12%
Cigna Group (The), 5.40%, 03/15/2033	100,000	99,898
CVS Health Corp.
5.25%, 02/21/2033	225,000	221,277
5.30%, 06/01/2033	160,000	157,509
Elevance Health, Inc., 4.75%, 02/15/2033	130,000	125,277
HCA, Inc., 5.50%, 06/01/2033	165,000	162,308
Humana, Inc., 5.88%, 03/01/2033	101,000	103,532
McKesson Corp., 5.10%, 07/15/2033	75,000	73,885
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/2033	55,000	53,838
UnitedHealth Group, Inc.
5.35%, 02/15/2033	255,000	260,478
4.50%, 04/15/2033	195,000	187,071
UPMC, 5.04%, 05/15/2033	50,000	49,072
		1,494,145
Health Care REITs-0.29%
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	94,000	71,929
Hotels, Restaurants & Leisure-1.09%
Darden Restaurants, Inc., 6.30%, 10/10/2033	60,000	61,733
Marriott International, Inc., Series II, 2.75%, 10/15/2033	90,000	70,790
McDonald’s Corp., 4.95%, 08/14/2033	75,000	74,432
Starbucks Corp., 4.80%, 02/15/2033	60,000	59,071
		266,026
Household Products-0.70%
Colgate-Palmolive Co., 4.60%, 03/01/2033	70,000	69,627
Procter & Gamble Co. (The), 4.05%, 01/26/2033	105,000	101,460
		171,087
Industrial Conglomerates-0.60%
Honeywell International, Inc., 5.00%, 02/15/2033	145,000	145,597
Industrial REITs-0.70%
Prologis L.P.
4.63%, 01/15/2033	80,000	76,085
4.75%, 06/15/2033	100,000	95,538
		171,623
Insurance-2.63%
Allstate Corp. (The), 5.25%, 03/30/2033	70,000	69,055
American International Group, Inc., 5.13%, 03/27/2033	100,000	97,277
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	100,000	99,499
Marsh & McLennan Cos., Inc., 5.40%, 09/15/2033	75,000	76,491
MetLife, Inc., 5.38%, 07/15/2033	130,000	129,577
Progressive Corp. (The), 4.95%, 06/15/2033	60,000	59,046
Travelers Property Casualty Corp., 6.38%, 03/15/2033	40,000	43,749
Willis North America, Inc., 5.35%, 05/15/2033	70,000	68,391
		643,085
Interactive Media & Services-0.92%
Meta Platforms, Inc., 4.95%, 05/15/2033	225,000	223,892
IT Services-0.24%
International Business Machines Corp., 4.75%, 02/06/2033	60,000	58,499

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Life Sciences Tools & Services-0.53%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033	$130,000	$129,777
Machinery-1.90%
Ingersoll Rand, Inc., 5.70%, 08/14/2033	130,000	131,644
John Deere Capital Corp., Series I, 5.15%, 09/08/2033	130,000	131,283
Nordson Corp., 5.80%, 09/15/2033	60,000	61,122
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	50,000	48,135
Trane Technologies Financing Ltd., 5.25%, 03/03/2033	92,000	91,432
		463,616
Media-3.90%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.40%, 04/01/2033	130,000	115,393
Comcast Corp.
4.25%, 01/15/2033	220,000	205,037
4.65%, 02/15/2033	125,000	120,912
7.05%, 03/15/2033	100,000	112,766
4.80%, 05/15/2033	130,000	126,724
Fox Corp., 6.50%, 10/13/2033	165,000	171,726
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	90,000	100,990
		953,548
Metals & Mining-0.43%
Rio Tinto Alcan, Inc. (Canada), 6.13%, 12/15/2033	100,000	105,105
Multi-Utilities-2.28%
Ameren Illinois Co., 4.95%, 06/01/2033	60,000	58,392
Arizona Public Service Co., 5.55%, 08/01/2033	70,000	69,391
Consumers Energy Co., 4.63%, 05/15/2033	95,000	90,826
Dominion Energy, Inc., Series F, 5.25%, 08/01/2033	70,000	67,881
DTE Electric Co., 5.20%, 04/01/2033	75,000	74,596
National Grid PLC (United Kingdom), 5.81%, 06/12/2033	100,000	100,449
Sempra, 5.50%, 08/01/2033	95,000	94,230
		555,765
Office REITs-0.62%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	130,000	95,443
Boston Properties L.P., 2.45%, 10/01/2033	80,000	56,213
		151,656
Oil, Gas & Consumable Fuels-12.02%
BP Capital Markets America, Inc.
4.81%, 02/13/2033	285,000	276,779
4.89%, 09/11/2033	190,000	185,431
ConocoPhillips Co., 5.05%, 09/15/2033	125,000	123,566
Diamondback Energy, Inc., 6.25%, 03/15/2033	145,000	150,203
Enbridge, Inc. (Canada)
5.70%, 03/08/2033	300,000	300,168
2.50%, 08/01/2033	130,000	101,406
Energy Transfer L.P.
5.75%, 02/15/2033	190,000	189,332
6.55%, 12/01/2033	195,000	204,124
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Enterprise Products Operating LLC
5.35%, 01/31/2033	$130,000	$131,195
Series D, 6.88%, 03/01/2033	60,000	67,119
Hess Corp., 7.13%, 03/15/2033	70,000	79,471
Kinder Morgan Energy Partners L.P., 7.30%, 08/15/2033	60,000	65,566
Kinder Morgan, Inc.
4.80%, 02/01/2033	100,000	93,051
5.20%, 06/01/2033	145,000	138,920
MPLX L.P., 5.00%, 03/01/2033	140,000	132,189
ONEOK, Inc., 6.05%, 09/01/2033	195,000	198,606
Ovintiv, Inc., 6.25%, 07/15/2033	55,000	54,862
Phillips 66 Co., 5.30%, 06/30/2033	60,000	59,415
Targa Resources Corp.
4.20%, 02/01/2033	70,000	61,748
6.13%, 03/15/2033	120,000	122,077
Western Midstream Operating L.P., 6.15%, 04/01/2033	100,000	100,797
Williams Cos., Inc. (The), 5.65%, 03/15/2033	100,000	100,382
		2,936,407
Personal Care Products-0.62%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/2033	95,000	90,878
Unilever Capital Corp. (United Kingdom), 5.00%, 12/08/2033	60,000	60,002
		150,880
Pharmaceuticals-2.81%
AstraZeneca Finance LLC (United Kingdom), 4.88%, 03/03/2033	70,000	69,714
Eli Lilly and Co., 4.70%, 02/27/2033	130,000	129,010
Johnson & Johnson
4.95%, 05/15/2033	80,000	83,448
4.38%, 12/05/2033	115,000	114,799
Merck & Co., Inc.
4.50%, 05/17/2033	195,000	188,789
6.50%, 12/01/2033	90,000	100,548
		686,308
Professional Services-0.67%
Concentrix Corp., 6.85%, 08/02/2033	45,000	44,185
Jacobs Engineering Group, Inc., 5.90%, 03/01/2033	60,000	58,489
Verisk Analytics, Inc., 5.75%, 04/01/2033	60,000	61,130
		163,804
Retail REITs-1.16%
Kimco Realty OP LLC, 4.60%, 02/01/2033	80,000	73,322
NNN REIT, Inc., 5.60%, 10/15/2033	60,000	58,711
Realty Income Corp., 4.90%, 07/15/2033	75,000	71,329
Simon Property Group L.P., 5.50%, 03/08/2033	80,000	79,263
		282,625
Semiconductors & Semiconductor Equipment-2.96%
Intel Corp., 5.20%, 02/10/2033	215,000	218,073
Marvell Technology, Inc., 5.95%, 09/15/2033	60,000	60,814
Micron Technology, Inc.
5.88%, 02/09/2033	100,000	100,230
5.88%, 09/15/2033	120,000	120,163
QUALCOMM, Inc., 5.40%, 05/20/2033	95,000	98,990
Texas Instruments, Inc., 4.90%, 03/14/2033	125,000	124,964
		723,234

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Software-1.45%
Intuit, Inc., 5.20%, 09/15/2033	$165,000	$166,378
Oracle Corp., 4.90%, 02/06/2033	195,000	187,672
		354,050
Specialized REITs-1.92%
American Tower Corp.
5.65%, 03/15/2033	100,000	99,706
5.55%, 07/15/2033	80,000	79,164
5.90%, 11/15/2033	100,000	101,687
Crown Castle, Inc., 5.10%, 05/01/2033	100,000	95,681
Public Storage Operating Co., 5.10%, 08/01/2033	95,000	93,368
		469,606
Specialty Retail-2.82%
AutoZone, Inc., 4.75%, 02/01/2033	75,000	70,669
Dell International LLC/EMC Corp., 5.75%, 02/01/2033	130,000	131,788
Leidos, Inc., 5.75%, 03/15/2033	100,000	99,642
Lowe’s Cos., Inc.
5.00%, 04/15/2033	165,000	161,484
5.15%, 07/01/2033	130,000	127,896
Tractor Supply Co., 5.25%, 05/15/2033	100,000	97,927
		689,406
Technology Hardware, Storage & Peripherals-1.11%
Apple, Inc., 4.30%, 05/10/2033	130,000	128,338
HP, Inc., 5.50%, 01/15/2033	145,000	144,108
		272,446
	Principal Amount	Value
Tobacco-2.22%
B.A.T Capital Corp. (United Kingdom), 6.42%, 08/02/2033	$115,000	$117,203
Philip Morris International, Inc.
5.38%, 02/15/2033	305,000	300,561
5.63%, 09/07/2033	125,000	125,686
		543,450
Wireless Telecommunication Services-2.40%
Bell Canada (Canada), 5.10%, 05/11/2033	110,000	107,385
T-Mobile USA, Inc.
5.20%, 01/15/2033	160,000	157,605
5.05%, 07/15/2033	330,000	320,085
		585,075
Total U.S. Dollar Denominated Bonds & Notes (Cost $23,471,573)		24,009,588
	Shares
Money Market Funds-0.32%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(b)(c) (Cost $77,404)	77,404	77,404
TOTAL INVESTMENTS IN SECURITIES-98.63% (Cost $23,548,977)		24,086,992
OTHER ASSETS LESS LIABILITIES-1.37%		334,280
NET ASSETS-100.00%		$24,421,272

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$330,328	$(252,924)	$-	$-	$77,404	$506

(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.64%
U.S. Treasury Bills-99.64%(a)
5.29%–5.35%, 12/12/2023 (Cost $428,604,723)	$429,300,000	$428,609,230
	Shares
Money Market Funds-0.39%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(b)(c) (Cost $1,656,485)	1,656,485	1,656,485
TOTAL INVESTMENTS IN SECURITIES-100.03% (Cost $430,261,208)		430,265,715
OTHER ASSETS LESS LIABILITIES-(0.03)%		(111,796)
NET ASSETS-100.00%		$430,153,919

Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,078,891	$664,762,970	$(674,185,376)	$-	$-	$1,656,485	$179,379

(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-95.91%
Aerospace & Defense-2.18%
TransDigm, Inc., 7.50%, 03/15/2027	$15,630,000	$15,646,459
Automobile Components-3.23%
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2025	22,741,000	23,155,455
Banks-4.86%
Intesa Sanpaolo S.p.A. (Italy), 5.02%, 06/26/2024(b)	35,255,000	34,825,934
Broadline Retail-5.50%
QVC, Inc., 4.85%, 04/01/2024(c)	12,020,000	11,810,475
Rakuten Group, Inc. (Japan), 10.25%, 11/30/2024(b)	27,000,000	27,607,470
		39,417,945
Capital Markets-4.28%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	31,250,000	30,694,034
Consumer Finance-9.21%
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	11,343,000	11,063,470
Enova International, Inc., 8.50%, 09/01/2024(b)	4,862,000	4,839,400
goeasy Ltd. (Canada), 5.38%, 12/01/2024(b)(c)	15,303,000	15,303,000
Navient Corp.
6.13%, 03/25/2024(c)	21,757,000	21,760,177
5.88%, 10/25/2024	13,163,000	13,054,216
		66,020,263
Consumer Staples Distribution & Retail-1.09%
Performance Food Group, Inc., 6.88%, 05/01/2025(b)	7,820,000	7,830,948
Containers & Packaging-1.17%
Graphic Packaging International LLC, 4.13%, 08/15/2024	8,508,000	8,364,556
Diversified Consumer Services-1.88%
Grand Canyon University, 4.13%, 10/01/2024	14,208,000	13,470,889
Electric Utilities-2.74%
NextEra Energy Operating Partners L.P., 4.25%, 07/15/2024(b)	19,895,000	19,641,788
Electrical Equipment-6.39%
Sensata Technologies B.V., 5.63%, 11/01/2024(b)	11,134,000	11,243,489
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	34,460,000	34,536,777
		45,780,266
Entertainment-2.86%
Cinemark USA, Inc., 8.75%, 05/01/2025(b)	4,264,000	4,305,894
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(b)(c)	16,331,000	16,159,933
		20,465,827
Ground Transportation-3.99%
Uber Technologies, Inc., 7.50%, 05/15/2025(b)	28,103,000	28,629,931
Health Care Providers & Services-0.77%
Owens & Minor, Inc., 4.38%, 12/15/2024	5,648,000	5,512,252
	Principal Amount	Value
Hotels, Restaurants & Leisure-9.83%
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(b)(c)	$28,110,000	$27,982,929
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/2025(b)	6,470,000	6,548,999
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(b)	10,370,000	10,413,865
Travel + Leisure Co., 5.65%, 04/01/2024	8,504,000	8,501,109
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	17,056,000	17,019,621
		70,466,523
Household Durables-1.76%
Tri Pointe Group, Inc./Tri Pointe Homes, Inc., 5.88%, 06/15/2024(c)	12,715,000	12,631,272
Marine Transportation-1.50%
Stena AB (Sweden), 7.00%, 02/01/2024(b)	10,779,000	10,746,016
Media-11.73%
AMC Networks, Inc., 5.00%, 04/01/2024(c)	11,031,000	11,029,385
CSC Holdings LLC, 5.25%, 06/01/2024	21,313,000	20,325,072
DISH DBS Corp., 5.88%, 11/15/2024(c)	40,627,000	35,707,071
Videotron Ltd. (Canada), 5.38%, 06/15/2024(b)	17,050,000	17,002,537
		84,064,065
Metals & Mining-0.00%
Celtic Resources Holdings DAC (United Kingdom), 4.13%, 10/09/2024(b)(d)	1,200,000	0
Mortgage REITs-1.54%
Starwood Property Trust, Inc., 3.75%, 12/31/2024(b)	11,370,000	11,007,226
Oil, Gas & Consumable Fuels-12.75%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)	17,052,000	17,235,789
Calumet Specialty Products Partners L.P./Calumet Finance Corp.
9.25%, 07/15/2024(b)	4,549,000	4,566,127
11.00%, 04/15/2025(b)	11,750,000	11,876,841
EQM Midstream Partners L.P., 4.00%, 08/01/2024	8,525,000	8,352,730
Range Resources Corp., 8.25%, 01/15/2029(c)	17,056,000	17,689,289
Talos Production, Inc., 12.00%, 01/15/2026	18,087,000	18,733,701
Vital Energy, Inc., 9.50%, 01/15/2025(c)	12,905,000	12,964,505
		91,418,982
Passenger Airlines-1.19%
United Airlines Holdings, Inc., 5.00%, 02/01/2024(c)	8,522,000	8,492,301
Pharmaceuticals-2.71%
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	19,795,000	19,439,125
Textiles, Apparel & Luxury Goods-1.10%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	7,770,000	7,893,356
Trading Companies & Distributors-1.65%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/2027(b)	11,370,000	11,831,395
Total U.S. Dollar Denominated Bonds & Notes (Cost $693,412,306)		687,446,808
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Money Market Funds-3.27%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(e)(f) (Cost $23,397,296)	23,397,296	$23,397,296
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.18% (Cost $716,809,602)		710,844,104
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.46%
Invesco Private Government Fund, 5.32%(e)(f)(g)	14,976,688	14,976,688
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.55%(e)(f)(g)	38,485,939	$38,501,333
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,471,609)		53,478,021
TOTAL INVESTMENTS IN SECURITIES-106.64% (Cost $770,281,211)		764,322,125
OTHER ASSETS LESS LIABILITIES-(6.64)%		(47,573,215)
NET ASSETS-100.00%		$716,748,910

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $370,112,735, which represented 51.64% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$23,700,787	$54,124,553	$(54,428,044)	$-	$-	$23,397,296	$178,381
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,964,297	46,529,492	(43,517,101)	-	-	14,976,688	210,739*
Invesco Private Prime Fund	30,765,338	100,814,512	(93,095,095)	6,460	10,118	38,501,333	587,647*
Total	$66,430,422	$201,468,557	$(191,040,240)	$6,460	$10,118	$76,875,317	$976,767

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.23%
Aerospace & Defense-4.42%
Bombardier, Inc. (Canada), 7.50%, 03/15/2025(b)	$5,670,000	$5,672,458
Spirit AeroSystems, Inc.
7.50%, 04/15/2025(b)(c)	17,923,000	18,062,799
9.38%, 11/30/2029(b)(c)	13,970,000	15,123,084
Triumph Group, Inc., 7.75%, 08/15/2025	6,900,000	6,768,900
		45,627,241
Air Freight & Logistics-0.00%
Western Global Airlines LLC, 10.38%, 08/15/2025(b)(d)	1,787,000	13,402
Automobile Components-0.98%
Clarios Global L.P., 6.75%, 05/15/2025(b)	6,986,000	7,007,727
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	3,100,000	3,071,906
		10,079,633
Automobiles-1.07%
Jaguar Land Rover Automotive PLC (United Kingdom), 7.75%, 10/15/2025(b)(c)	10,930,000	11,047,793
Broadline Retail-0.82%
QVC, Inc., 4.45%, 02/15/2025(c)	9,082,000	8,431,473
Capital Markets-1.61%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/2025	11,595,000	11,199,442
StoneX Group, Inc., 8.63%, 06/15/2025(b)	5,402,000	5,453,087
		16,652,529
Chemicals-0.97%
Avient Corp., 5.75%, 05/15/2025(b)(c)	10,090,000	10,062,734
Commercial Services & Supplies-4.41%
Aptim Corp., 7.75%, 06/15/2025(b)	7,990,000	7,489,962
Brink’s Co. (The), 5.50%, 07/15/2025(b)	6,207,000	6,140,392
GFL Environmental, Inc. (Canada)
4.25%, 06/01/2025(b)(c)	7,760,000	7,587,634
3.75%, 08/01/2025(b)(c)	11,637,000	11,248,748
Matthews International Corp., 5.25%, 12/01/2025(b)	4,603,000	4,445,566
OPENLANE, Inc., 5.13%, 06/01/2025(b)(c)	3,258,000	3,186,094
Stena International S.A. (Sweden), 6.13%, 02/01/2025(b)	5,429,000	5,374,150
		45,472,546
Communications Equipment-2.49%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	19,565,000	15,378,677
Viasat, Inc., 5.63%, 09/15/2025(b)	10,853,000	10,372,809
		25,751,486
Construction & Engineering-2.04%
Artera Services LLC, 9.03%, 12/04/2025(b)	15,315,776	14,000,230
Tutor Perini Corp., 6.88%, 05/01/2025(b)	7,750,000	7,064,478
		21,064,708
Construction Materials-0.79%
Williams Scotsman, Inc., 6.13%, 06/15/2025(b)	8,166,000	8,115,003
Consumer Finance-4.22%
Finance of America Funding LLC, 7.88%, 11/15/2025(b)	5,436,000	4,415,337
Navient Corp., 6.75%, 06/25/2025	7,761,000	7,822,956
	Principal Amount	Value
Consumer Finance-(continued)
OneMain Finance Corp., 6.88%, 03/15/2025(c)	$19,371,000	$19,527,982
PRA Group, Inc., 7.38%, 09/01/2025(b)(c)	4,605,000	4,427,777
SLM Corp., 4.20%, 10/29/2025(c)	7,760,000	7,373,982
		43,568,034
Containers & Packaging-3.89%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)(c)	10,801,000	10,535,602
Ball Corp., 5.25%, 07/01/2025	15,513,000	15,447,453
Owens-Brockway Glass Container, Inc., 6.38%, 08/15/2025(b)	4,648,000	4,618,297
Pactiv LLC, 7.95%, 12/15/2025	3,373,000	3,397,143
Sealed Air Corp., 5.50%, 09/15/2025(b)	6,211,000	6,169,511
		40,168,006
Diversified REITs-0.98%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/2025(b)	10,087,000	10,154,785
Electric Utilities-0.60%
DPL, Inc., 4.13%, 07/01/2025(c)	6,402,000	6,182,219
Electrical Equipment-1.03%
Sensata Technologies B.V., 5.00%, 10/01/2025(b)	10,840,000	10,673,500
Electronic Equipment, Instruments & Components-1.08%
Likewize Corp., 9.75%, 10/15/2025(b)	6,518,000	6,550,622
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/2025(b)	4,652,000	4,597,123
		11,147,745
Energy Equipment & Services-0.52%
CSI Compressco L.P./CSI Compressco Finance, Inc., 7.50%, 04/01/2025(b)	5,430,000	5,371,492
Financial Services-2.44%
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(b)	10,086,000	9,815,493
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 06/15/2025(b)	3,568,000	3,257,691
United Wholesale Mortgage LLC, 5.50%, 11/15/2025(b)	12,412,000	12,078,850
		25,152,034
Food Products-2.02%
Aramark Services, Inc., 5.00%, 04/01/2025(b)(c)	8,562,000	8,502,906
B&G Foods, Inc., 5.25%, 04/01/2025	4,336,000	4,260,234
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/2025(b)	8,223,000	8,137,015
		20,900,155
Gas Utilities-1.45%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 05/20/2025	10,867,000	10,651,135
NGL Energy Partners L.P./NGL Energy Finance Corp., 6.13%, 03/01/2025	4,356,000	4,291,512
		14,942,647
Health Care Providers & Services-3.69%
Encompass Health Corp., 5.75%, 09/15/2025(c)	5,430,000	5,393,006
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
ModivCare, Inc., 5.88%, 11/15/2025(b)(c)	$7,761,000	$7,561,348
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)(c)	13,563,000	12,749,590
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)(c)	12,212,000	9,455,446
Surgery Center Holdings, Inc., 6.75%, 07/01/2025(b)	2,901,000	2,883,899
		38,043,289
Health Care REITs-0.72%
Diversified Healthcare Trust, 9.75%, 06/15/2025	7,465,000	7,412,035
Hotel & Resort REITs-0.69%
XHR L.P., 6.38%, 08/15/2025(b)	7,211,000	7,144,357
Hotels, Restaurants & Leisure-15.34%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.75%, 04/15/2025(b)	7,761,000	7,741,344
Caesars Entertainment, Inc., 6.25%, 07/01/2025(b)(c)	50,614,000	50,365,131
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	15,515,000	15,462,472
Dave & Buster’s, Inc., 7.63%, 11/01/2025(b)	6,830,000	6,854,413
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(b)(c)	7,761,000	7,725,669
IRB Holding Corp., 7.00%, 06/15/2025(b)	11,642,000	11,630,991
MGM Resorts International
6.75%, 05/01/2025(c)	11,643,000	11,675,030
5.75%, 06/15/2025	10,475,000	10,422,942
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)(c)	5,430,000	5,456,553
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025(b)(c)	4,131,000	4,056,064
Travel + Leisure Co., 6.60%, 10/01/2025(c)	5,433,000	5,421,708
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	21,720,000	21,474,699
		158,287,016
Household Durables-1.95%
American Greetings Corp., 8.75%, 04/15/2025(b)	2,517,000	2,493,957
Beazer Homes USA, Inc., 6.75%, 03/15/2025	2,968,000	2,959,989
Empire Communities Corp. (Canada), 7.00%, 12/15/2025(b)(c)	7,374,000	7,049,307
Newell Brands, Inc., 4.88%, 06/01/2025(c)	7,760,000	7,579,852
		20,083,105
Insurance-3.04%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/2025(b)	14,350,000	14,181,151
AssuredPartners, Inc., 7.00%, 08/15/2025(b)	7,759,000	7,746,070
USI, Inc., 6.88%, 05/01/2025(b)	9,540,000	9,475,414
		31,402,635
Interactive Media & Services-0.76%
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	7,761,000	7,793,092
Machinery-1.02%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(b)(c)	10,848,000	10,501,569
	Principal Amount	Value
Media-3.25%
AMC Networks, Inc., 4.75%, 08/01/2025(c)	$12,417,000	$11,795,118
Clear Channel International B.V. (United Kingdom), 6.63%, 08/01/2025(b)(c)	5,900,000	5,813,047
Univision Communications, Inc., 5.13%, 02/15/2025(b)(c)	16,153,000	15,962,072
		33,570,237
Mortgage REITs-2.01%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	5,088,000	4,920,106
Rithm Capital Corp., 6.25%, 10/15/2025(b)(c)	8,496,000	8,184,452
Starwood Property Trust, Inc., 4.75%, 03/15/2025(c)	7,760,000	7,644,919
		20,749,477
Oil, Gas & Consumable Fuels-10.91%
CITGO Petroleum Corp., 7.00%, 06/15/2025(b)	4,350,000	4,306,929
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	13,470,000	13,347,288
CVR Energy, Inc., 5.25%, 02/15/2025(b)(c)	9,202,000	9,073,345
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 6.75%, 05/15/2025	3,875,000	3,841,750
EQM Midstream Partners L.P., 6.00%, 07/01/2025(b)	6,208,000	6,164,722
Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/01/2025	8,197,000	8,135,808
Neptune Energy Bondco PLC (United Kingdom), 6.63%, 05/15/2025(b)	13,290,000	13,239,033
New Fortress Energy, Inc., 6.75%, 09/15/2025(b)(c)	19,400,000	18,825,529
NuStar Logistics L.P., 5.75%, 10/01/2025	9,312,000	9,255,461
Range Resources Corp., 4.88%, 05/15/2025(c)	10,677,000	10,515,670
SM Energy Co., 5.63%, 06/01/2025(c)	5,397,000	5,325,355
Southwestern Energy Co., 5.70%, 01/23/2025(c)	6,042,000	6,030,919
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)(c)	4,651,000	4,540,405
		112,602,214
Passenger Airlines-3.83%
American Airlines Group, Inc., 3.75%, 03/01/2025(b)(c)	7,560,000	7,238,052
American Airlines, Inc., 11.75%, 07/15/2025(b)	29,500,000	32,302,795
		39,540,847
Pharmaceuticals-2.20%
Bausch Health Cos., Inc., 5.50%, 11/01/2025(b)	26,068,000	22,738,725
Real Estate Management & Development-0.90%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)(c)	9,699,000	9,293,737
Semiconductors & Semiconductor Equipment-0.66%
ams-OSRAM AG (Austria), 7.00%, 07/31/2025(b)	6,720,000	6,839,616
Software-3.67%
Boxer Parent Co., Inc., 7.13%, 10/02/2025(b)(c)	9,310,000	9,306,416

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Software-(continued)
PTC, Inc., 3.63%, 02/15/2025(b)	$7,760,000	$7,554,144
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)(c)	26,896,000	20,990,464
		37,851,024
Specialty Retail-2.09%
JELD-WEN, Inc., 4.63%, 12/15/2025(b)	3,090,000	2,961,132
Penske Automotive Group, Inc., 3.50%, 09/01/2025(c)	8,536,000	8,215,423
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025	10,550,000	10,393,118
		21,569,673
Technology Hardware, Storage & Peripherals-1.08%
Xerox Holdings Corp., 5.00%, 08/15/2025(b)(c)	11,642,000	11,158,545
Textiles, Apparel & Luxury Goods-0.59%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)(c)	6,104,000	6,076,514
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,001,425,829)		993,236,872
	Shares
Money Market Funds-2.62%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(e)(f) (Cost $27,004,132)	27,004,132	27,004,132
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.85% (Cost $1,028,429,961)		1,020,241,004
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.69%
Invesco Private Government Fund, 5.32%(e)(f)(g)	27,929,447	$27,929,447
Invesco Private Prime Fund, 5.55%(e)(f)(g)	72,008,376	72,037,179
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $99,955,338)		99,966,626
TOTAL INVESTMENTS IN SECURITIES-108.54% (Cost $1,128,385,299)		1,120,207,630
OTHER ASSETS LESS LIABILITIES-(8.54)%		(88,112,268)
NET ASSETS-100.00%		$1,032,095,362

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $755,864,338, which represented 73.24% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$34,363,349	$119,315,612	$(126,674,829)	$-	$-	$27,004,132	$368,914
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2023
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$25,736,260	$70,950,388	$(68,757,201)	$-	$-	$27,929,447	$410,996*
Invesco Private Prime Fund	66,178,954	147,746,549	(141,916,741)	10,954	17,463	72,037,179	1,117,770*
Total	$126,278,563	$338,012,549	$(337,348,771)	$10,954	$17,463	$126,970,758	$1,897,680

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.44%
Aerospace & Defense-1.18%
Bombardier, Inc. (Canada), 7.13%, 06/15/2026(b)(c)	$4,060,000	$4,063,839
Automobile Components-1.95%
American Axle & Manufacturing, Inc., 6.25%, 03/15/2026	600,000	594,436
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	1,450,000	1,273,691
Gates Global LLC/Gates Corp., 6.25%, 01/15/2026(b)(c)	1,920,000	1,900,560
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/2026(c)	3,040,000	2,947,856
		6,716,543
Automobiles-1.08%
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	1,860,000	1,831,449
Mclaren Finance PLC (United Kingdom), 7.50%, 08/01/2026(b)	2,200,000	1,885,079
		3,716,528
Banks-0.47%
Freedom Mortgage Corp., 7.63%, 05/01/2026(b)	1,694,000	1,620,246
Capital Markets-1.16%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	4,220,000	3,988,030
Chemicals-1.53%
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)	750,000	680,679
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	1,570,000	1,333,056
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(b)	2,600,000	2,442,954
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	850,000	813,795
		5,270,484
Commercial Services & Supplies-4.51%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/2026(b)	6,566,000	6,387,394
Cimpress PLC (Ireland), 7.00%, 06/15/2026	1,730,000	1,675,029
CoreCivic, Inc., 8.25%, 04/15/2026	2,009,000	2,050,445
CPI CG, Inc., 8.63%, 03/15/2026(b)	910,000	865,553
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026(c)	1,350,000	1,292,024
GFL Environmental, Inc. (Canada), 5.13%, 12/15/2026(b)	1,690,000	1,640,840
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	1,691,000	1,597,285
		15,508,570
Communications Equipment-0.58%
Hughes Satellite Systems Corp., 6.63%, 08/01/2026	2,536,000	1,997,328
Construction & Engineering-0.59%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026(b)	1,240,000	1,198,324
INNOVATE Corp., 8.50%, 02/01/2026(b)	1,090,000	833,934
		2,032,258
Consumer Finance-3.70%
Credit Acceptance Corp., 6.63%, 03/15/2026(c)	1,354,000	1,336,278
	Principal Amount	Value
Consumer Finance-(continued)
goeasy Ltd. (Canada), 4.38%, 05/01/2026(b)	$1,087,000	$1,019,729
LFS Topco LLC, 5.88%, 10/15/2026(b)	1,000,000	883,000
Navient Corp., 6.75%, 06/15/2026(c)	1,690,000	1,684,952
OneMain Finance Corp., 7.13%, 03/15/2026(c)	5,410,000	5,459,635
SLM Corp., 3.13%, 11/02/2026(c)	1,687,000	1,527,292
World Acceptance Corp., 7.00%, 11/01/2026(b)	950,000	834,846
		12,745,732
Consumer Staples Distribution & Retail-1.13%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.25%, 03/15/2026(b)	2,540,000	2,390,402
Sigma Holdco B.V. (Netherlands), 7.88%, 05/15/2026(b)	1,730,000	1,489,790
		3,880,192
Containers & Packaging-4.89%
Ball Corp., 4.88%, 03/15/2026(c)	2,540,000	2,490,990
Berry Global, Inc., 4.50%, 02/15/2026(b)(c)	990,000	951,019
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)(c)	690,000	664,784
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	1,170,000	1,207,838
LABL, Inc., 6.75%, 07/15/2026(b)	2,369,000	2,253,700
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/2026(b)(c)	9,300,000	9,246,866
		16,815,197
Diversified Consumer Services-0.38%
Graham Holdings Co., 5.75%, 06/01/2026(b)	1,350,000	1,315,819
Diversified Telecommunication Services-3.82%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	7,125,000	6,846,892
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	4,140,000	4,042,809
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/2026(b)	3,046,000	2,272,455
		13,162,156
Electric Utilities-1.74%
NextEra Energy Operating Partners L.P., 3.88%, 10/15/2026(b)(c)	1,690,000	1,562,244
Terraform Global Operating L.P., 6.13%, 03/01/2026(b)	1,155,000	1,122,435
Vistra Operations Co. LLC, 5.50%, 09/01/2026(b)	3,380,000	3,320,005
		6,004,684
Energy Equipment & Services-3.63%
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/2026(b)	799,000	827,600
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	6,937,000	6,968,438
Permian Resources Operating LLC
5.38%, 01/15/2026(b)	966,000	935,194
7.75%, 02/15/2026(b)	1,000,000	1,010,895
Precision Drilling Corp. (Canada), 7.13%, 01/15/2026(b)	1,100,000	1,097,381
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-(continued)
TechnipFMC PLC (United Kingdom), 6.50%, 02/01/2026(b)	$676,000	$671,333
Welltec International ApS (Denmark), 8.25%, 10/15/2026(b)	967,000	980,161
		12,491,002
Entertainment-0.67%
Cinemark USA, Inc., 5.88%, 03/15/2026(b)(c)	1,370,000	1,330,243
Live Nation Entertainment, Inc., 5.63%, 03/15/2026(b)	1,000,000	973,659
		2,303,902
Financial Services-4.99%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)	1,870,000	1,826,831
Block, Inc., 2.75%, 06/01/2026(c)	3,385,000	3,125,215
GGAM Finance Ltd. (Ireland), 7.75%, 05/15/2026(b)	1,350,000	1,353,120
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	1,000,000	930,238
Nationstar Mortgage Holdings, Inc., 5.00%, 02/01/2026(b)	1,690,000	1,612,744
PHH Mortgage Corp., 7.88%, 03/15/2026(b)	1,221,000	1,078,491
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	3,894,000	3,522,551
Verscend Escrow Corp., 9.75%, 08/15/2026(b)	3,720,000	3,737,179
		17,186,369
Food Products-0.25%
FAGE International S.A./FAGE USA Dairy Industry, Inc. (Luxembourg), 5.63%, 08/15/2026(b)	900,000	872,095
Gas Utilities-1.26%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	2,280,000	2,228,114
Ferrellgas L.P./Ferrellgas Finance Corp., 5.38%, 04/01/2026(b)	2,200,000	2,103,549
		4,331,663
Ground Transportation-0.43%
Hertz Corp. (The), 4.63%, 12/01/2026(b)	1,690,000	1,490,563
Health Care Providers & Services-3.85%
Heartland Dental LLC/Heartland Dental Finance Corp., 8.50%, 05/01/2026(b)	1,030,000	973,901
IQVIA, Inc., 5.00%, 10/15/2026(b)(c)	3,490,000	3,406,467
Tenet Healthcare Corp., 4.88%, 01/01/2026	7,100,000	6,982,026
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	2,417,000	1,906,022
		13,268,416
Health Care REITs-0.43%
MPT Operating Partnership L.P./MPT Finance Corp., 5.25%, 08/01/2026(c)	1,690,000	1,472,297
Hotel & Resort REITs-0.46%
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)	1,692,000	1,577,832
Hotels, Restaurants & Leisure-6.62%
Carnival Corp., 7.63%, 03/01/2026(b)(c)	4,607,000	4,636,053
CCM Merger, Inc., 6.38%, 05/01/2026(b)	895,000	859,962
CEC Entertainment LLC, 6.75%, 05/01/2026(b)	2,200,000	2,127,977
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Empire Resorts, Inc., 7.75%, 11/01/2026(b)	$960,000	$819,154
Life Time, Inc.
5.75%, 01/15/2026(b)(c)	3,132,000	3,072,223
8.00%, 04/15/2026(b)(c)	1,611,000	1,612,216
Merlin Entertainments Ltd. (United Kingdom), 5.75%, 06/15/2026(b)	1,400,000	1,352,041
MGM Resorts International, 4.63%, 09/01/2026(c)	1,357,000	1,304,025
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	3,978,000	3,728,221
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/2026(b)	1,170,000	1,091,850
Travel + Leisure Co., 6.63%, 07/31/2026(b)	2,200,000	2,200,704
		22,804,426
Household Durables-2.67%
Newell Brands, Inc., 5.20%, 04/01/2026(c)	6,718,000	6,490,818
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(b)(c)	2,876,000	2,705,462
		9,196,280
Household Products-0.44%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 5.00%, 12/31/2026(b)	1,610,000	1,523,627
Independent Power and Renewable Electricity Producers-0.73%
Calpine Corp., 5.25%, 06/01/2026(b)	1,425,000	1,400,062
Sunnova Energy Corp., 5.88%, 09/01/2026(b)(c)	1,350,000	1,095,694
		2,495,756
Insurance-1.63%
HUB International Ltd., 7.00%, 05/01/2026(b)	5,650,000	5,625,402
Interactive Media & Services-0.82%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)(c)	1,140,000	759,229
Millennium Escrow Corp., 6.63%, 08/01/2026(b)	2,660,000	2,055,976
		2,815,205
IT Services-0.88%
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	1,690,000	1,577,378
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026(b)	1,520,000	1,443,688
		3,021,066
Machinery-1.16%
Chart Industries, Inc., 9.50%, 01/01/2031(b)	1,730,000	1,847,764
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada), 7.75%, 04/15/2026(b)	2,150,000	2,126,372
		3,974,136
Media-6.08%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	2,532,000	2,479,047
DISH DBS Corp., 5.25%, 12/01/2026(b)	9,300,000	7,495,103
Gannett Holdings LLC, 6.00%, 11/01/2026(b)	1,035,000	909,858
Gray Television, Inc., 5.88%, 07/15/2026(b)(c)	2,370,000	2,217,834
Sirius XM Radio, Inc., 3.13%, 09/01/2026(b)(c)	3,380,000	3,112,845

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Media-(continued)
Summer (BC) Bidco B LLC, 5.50%, 10/31/2026(b)	$1,450,000	$1,299,631
TEGNA, Inc., 4.75%, 03/15/2026(b)	1,835,000	1,767,894
Townsquare Media, Inc., 6.88%, 02/01/2026(b)(c)	1,700,000	1,639,990
		20,922,202
Metals & Mining-2.91%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)	1,942,000	1,828,247
Cleveland-Cliffs, Inc., 6.75%, 03/15/2026(b)	2,808,000	2,814,548
Constellium SE, 5.88%, 02/15/2026(b)	845,000	835,137
JW Aluminum Continuous Cast Co., 10.25%, 06/01/2026(b)	948,000	947,616
Novelis Corp., 3.25%, 11/15/2026(b)	2,540,000	2,332,536
Taseko Mines Ltd. (Canada), 7.00%, 02/15/2026(b)	1,350,000	1,263,499
		10,021,583
Mortgage REITs-0.36%
Starwood Property Trust, Inc., 3.63%, 07/15/2026(b)	1,350,000	1,239,557
Oil, Gas & Consumable Fuels-13.72%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)(c)	2,538,000	2,553,114
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, 05/15/2026(b)	1,865,000	1,902,938
Athabasca Oil Corp. (Canada), 9.75%, 11/01/2026(b)	525,000	544,787
Berry Petroleum Co. LLC, 7.00%, 02/15/2026(b)	1,349,000	1,295,580
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/2026(b)	1,000,000	982,215
Buckeye Partners L.P., 3.95%, 12/01/2026	2,032,000	1,916,633
California Resources Corp., 7.13%, 02/01/2026(b)	1,910,000	1,922,940
Callon Petroleum Co., 6.38%, 07/01/2026(c)	1,087,000	1,077,185
Chesapeake Energy Corp., 5.50%, 02/01/2026(b)	1,689,000	1,657,069
Chord Energy Corp., 6.38%, 06/01/2026(b)	1,355,000	1,347,290
CITGO Petroleum Corp., 6.38%, 06/15/2026(b)	1,720,000	1,705,962
Civitas Resources, Inc., 5.00%, 10/15/2026(b)	1,352,000	1,290,347
Crescent Energy Finance LLC, 7.25%, 05/01/2026(b)	2,369,000	2,352,867
EQM Midstream Partners L.P., 4.13%, 12/01/2026	1,689,000	1,597,440
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	1,135,000	1,112,187
Harbour Energy PLC (United Kingdom), 5.50%, 10/15/2026(b)(c)	1,800,000	1,695,260
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	2,689,000	2,657,713
Ithaca Energy (North Sea) PLC (United Kingdom), 9.00%, 07/15/2026(b)	2,100,000	2,033,440
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026(b)	1,350,000	1,310,647
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(b)	$2,304,000	$2,254,270
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)(c)	5,070,000	4,819,683
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	1,772,000	1,724,688
SM Energy Co., 6.75%, 09/15/2026	1,415,000	1,397,587
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)(c)	1,692,000	1,613,170
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/2026(b)(d)	2,660,000	2,645,875
TransMontaigne Partners L.P./TLP Finance Corp., 6.13%, 02/15/2026	1,000,000	873,600
W&T Offshore, Inc., 11.75%, 02/01/2026(b)	920,000	941,929
		47,226,416
Paper & Forest Products-0.28%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026(c)	1,017,000	956,706
Passenger Airlines-2.97%
Air Canada (Canada), 3.88%, 08/15/2026(b)(c)	4,061,000	3,793,183
United Airlines, Inc., 4.38%, 04/15/2026(b)	6,765,000	6,437,551
		10,230,734
Personal Care Products-1.32%
Coty, Inc.
5.00%, 04/15/2026(b)	3,070,000	2,998,763
6.50%, 04/15/2026(b)	1,560,000	1,553,471
		4,552,234
Pharmaceuticals-0.66%
Perrigo Finance Unlimited Co., 4.38%, 03/15/2026	2,350,000	2,258,294
Real Estate Management & Development-0.36%
Forestar Group, Inc., 3.85%, 05/15/2026(b)	1,341,000	1,249,312
Retail REITs-1.01%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)(c)	3,719,000	3,487,109
Software-1.40%
ACI Worldwide, Inc., 5.75%, 08/15/2026(b)	1,354,000	1,332,507
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	1,185,000	1,186,555
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026(b)(c)	1,020,000	965,047
Fair Isaac Corp., 5.25%, 05/15/2026(b)	1,350,000	1,322,555
		4,806,664
Specialty Retail-1.89%
Guitar Center, Inc., 8.50%, 01/15/2026(b)(c)	1,860,000	1,522,066
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	2,776,000	2,603,502
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	2,450,000	2,378,876
		6,504,444
Technology Hardware, Storage & Peripherals-1.28%
Vericast Corp., 11.00%, 09/15/2026(b)	4,180,000	4,409,900

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Textiles, Apparel & Luxury Goods-1.39%
Hanesbrands, Inc., 4.88%, 05/15/2026(b)(c)	$3,043,000	$2,869,851
Under Armour, Inc., 3.25%, 06/15/2026(c)	2,030,000	1,904,532
		4,774,383
Tobacco-0.23%
Turning Point Brands, Inc., 5.63%, 02/15/2026(b)	850,000	793,369
Trading Companies & Distributors-0.57%
Alta Equipment Group, Inc., 5.63%, 04/15/2026(b)	1,070,000	1,000,622
Beacon Roofing Supply, Inc., 4.50%, 11/15/2026(b)	1,000,000	954,629
		1,955,251
Water Utilities-0.38%
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026(b)	1,354,000	1,316,064
Total U.S. Dollar Denominated Bonds & Notes (Cost $338,995,842)		331,991,865
	Shares
Money Market Funds-0.71%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(e)(f) (Cost $2,448,240)	2,448,240	2,448,240
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.15% (Cost $341,444,082)		334,440,105
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.15%
Invesco Private Government Fund, 5.32%(e)(f)(g)	16,612,395	$16,612,395
Invesco Private Prime Fund, 5.55%(e)(f)(g)	45,858,959	45,877,303
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62,478,518)		62,489,698
TOTAL INVESTMENTS IN SECURITIES-115.30% (Cost $403,922,600)		396,929,803
OTHER ASSETS LESS LIABILITIES-(15.30)%		(52,669,466)
NET ASSETS-100.00%		$344,260,337

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $268,229,278, which represented 77.91% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,437,939	$11,592,689	$(13,582,388)	$-	$-	$2,448,240	$44,165
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2023
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$18,066,546	$28,116,888	$(29,571,039)	$-	$-	$16,612,395	$250,744*
Invesco Private Prime Fund	46,453,822	53,123,967	(53,718,956)	9,742	8,728	45,877,303	682,144*
Total	$68,958,307	$92,833,544	$(96,872,383)	$9,742	$8,728	$64,937,938	$977,053

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.89%
Aerospace & Defense-1.25%
Moog, Inc., 4.25%, 12/15/2027(b)	$570,000	$529,510
Rolls-Royce PLC (United Kingdom), 5.75%, 10/15/2027(b)(c)	1,100,000	1,087,938
		1,617,448
Automobile Components-2.45%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027(c)	580,000	559,864
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027(b)(c)	460,000	434,359
5.75%, 07/15/2027(b)	410,000	384,886
Dana, Inc., 5.38%, 11/15/2027(c)	460,000	436,966
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	810,000	765,469
United Rentals (North America), Inc., 5.50%, 05/15/2027	580,000	571,912
		3,153,456
Automobiles-0.78%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	460,000	434,187
Jaguar Land Rover Automotive PLC (United Kingdom), 4.50%, 10/01/2027(b)(c)	620,000	573,246
		1,007,433
Banks-0.44%
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)	618,000	564,601
Building Products-0.29%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	390,000	370,706
Capital Markets-1.71%
APX Group, Inc., 6.75%, 02/15/2027(b)	687,000	683,747
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	1,680,000	1,522,500
		2,206,247
Chemicals-3.40%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., 4.75%, 06/15/2027(b)(c)	600,000	569,292
Cerdia Finanz GmbH (Germany), 10.50%, 02/15/2026(b)(d)	700,000	710,832
Chemours Co. (The), 5.38%, 05/15/2027(c)	570,000	542,236
HB Fuller Co., 4.00%, 02/15/2027(c)	350,000	333,657
Methanex Corp. (Canada), 5.13%, 10/15/2027	810,000	764,003
Olympus Water US Holding Corp., 7.13%, 10/01/2027(b)	350,000	336,167
SNF Group SACA (France), 3.13%, 03/15/2027(b)	370,000	329,853
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	390,000	385,425
TPC Group, Inc., 13.00%, 12/16/2027(b)	410,000	416,465
		4,387,930
Commercial Services & Supplies-4.01%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/2027(b)	1,220,000	1,123,793
Brink’s Co. (The), 4.63%, 10/15/2027(b)	690,000	647,400
Clean Harbors, Inc., 4.88%, 07/15/2027(b)(c)	631,000	608,217
	Principal Amount	Value
Commercial Services & Supplies-(continued)
CoreCivic, Inc., 4.75%, 10/15/2027(c)	$270,000	$243,216
Enviri Corp., 5.75%, 07/31/2027(b)	545,000	474,918
Garda World Security Corp. (Canada), 4.63%, 02/15/2027(b)(c)	658,000	626,271
Pitney Bowes, Inc., 6.88%, 03/15/2027(b)(c)	440,000	389,759
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)(c)	1,160,000	1,050,419
		5,163,993
Construction & Engineering-1.21%
AECOM, 5.13%, 03/15/2027	1,150,000	1,119,103
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	460,000	446,361
		1,565,464
Construction Materials-0.46%
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	600,000	590,276
Consumer Finance-1.18%
Navient Corp., 5.00%, 03/15/2027(c)	810,000	755,930
OneMain Finance Corp., 3.50%, 01/15/2027	858,000	767,372
		1,523,302
Consumer Staples Distribution & Retail-2.09%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	1,560,000	1,499,910
Performance Food Group, Inc., 5.50%, 10/15/2027(b)	1,230,000	1,191,808
		2,691,718
Containers & Packaging-4.11%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)(c)	680,000	660,446
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/2027(b)(c)	1,250,000	919,437
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)	348,000	330,632
LABL, Inc., 10.50%, 07/15/2027(b)	740,000	673,118
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(b)	1,540,000	1,403,035
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(b)(c)	680,000	673,533
Pactiv LLC, 8.38%, 04/15/2027	190,000	192,958
Sealed Air Corp., 4.00%, 12/01/2027(b)	482,000	443,361
		5,296,520
Distributors-0.56%
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027(b)	761,000	727,284
Diversified Consumer Services-1.10%
Service Corp. International, 4.63%, 12/15/2027	630,000	596,617
Sotheby’s, 7.38%, 10/15/2027(b)(c)	900,000	826,466
		1,423,083
Diversified Telecommunication Services-3.36%
Altice France S.A. (France), 8.13%, 02/01/2027(b)	2,061,000	1,774,563
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Frontier Communications Holdings LLC, 5.88%, 10/15/2027(b)	$1,330,000	$1,250,807
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)(c)	1,715,000	1,310,373
		4,335,743
Electric Utilities-1.89%
NextEra Energy Operating Partners L.P., 4.50%, 09/15/2027(b)(c)	616,000	569,139
NRG Energy, Inc., 6.63%, 01/15/2027	430,000	427,041
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)	1,510,000	1,438,132
		2,434,312
Electrical Equipment-0.23%
EnerSys, 4.38%, 12/15/2027(b)	320,000	293,123
Energy Equipment & Services-3.30%
CGG S.A. (France), 8.75%, 04/01/2027(b)(c)	500,000	454,178
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	720,000	678,528
Nabors Industries, Inc., 7.38%, 05/15/2027(b)(c)	810,000	783,796
Permian Resources Operating LLC, 8.00%, 04/15/2027(b)	636,000	650,185
Transocean, Inc., 11.50%, 01/30/2027(b)	800,000	832,768
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	868,000	857,606
		4,257,061
Entertainment-2.21%
Live Nation Entertainment, Inc.
6.50%, 05/15/2027(b)	1,390,000	1,390,733
4.75%, 10/15/2027(b)(c)	1,100,000	1,035,089
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	498,000	420,068
		2,845,890
Financial Services-2.80%
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)	525,000	502,000
Castlelake Aviation Finance DAC, 5.00%, 04/15/2027(b)	480,000	442,173
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	687,000	663,488
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027(b)	425,000	399,965
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)(c)	1,162,000	1,064,328
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(b)	570,000	536,382
		3,608,336
Food Products-0.40%
Post Holdings, Inc., 5.75%, 03/01/2027(b)(c)	530,000	521,307
Gas Utilities-0.45%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	611,000	584,246
Ground Transportation-0.48%
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/2027(b)	640,000	617,472
Health Care Equipment & Supplies-0.93%
Garden Spinco Corp., 8.63%, 07/20/2030(b)	374,000	392,819
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Teleflex, Inc., 4.63%, 11/15/2027	$570,000	$540,542
Varex Imaging Corp., 7.88%, 10/15/2027(b)	270,000	269,296
		1,202,657
Health Care Providers & Services-5.66%
Catalent Pharma Solutions, Inc., 5.00%, 07/15/2027(b)(c)	580,000	548,104
Community Health Systems, Inc.
5.63%, 03/15/2027(b)	2,200,000	1,965,356
8.00%, 12/15/2027(b)	810,000	768,342
Legacy LifePoint Health LLC, 4.38%, 02/15/2027(b)(c)	690,000	604,740
Tenet Healthcare Corp.
6.25%, 02/01/2027(c)	1,740,000	1,733,757
5.13%, 11/01/2027	1,743,000	1,674,122
		7,294,421
Health Care REITs-1.00%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027(c)	1,620,000	1,292,843
Hotel & Resort REITs-0.96%
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	810,000	769,905
Service Properties Trust, 5.50%, 12/15/2027	526,000	468,862
		1,238,767
Hotels, Restaurants & Leisure-11.50%
Academy Ltd., 6.00%, 11/15/2027(b)	450,000	439,468
Affinity Interactive, 6.88%, 12/15/2027(b)	630,000	548,957
Boyd Gaming Corp., 4.75%, 12/01/2027(c)	1,160,000	1,100,333
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)(c)	1,870,000	1,906,667
Carnival Corp.
5.75%, 03/01/2027(b)	3,700,000	3,520,217
9.88%, 08/01/2027(b)(c)	930,000	972,522
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027	582,000	568,038
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027(c)	700,000	681,254
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027(b)	870,000	844,692
Lindblad Expeditions LLC, 6.75%, 02/15/2027(b)(c)	420,000	409,786
Penn Entertainment, Inc., 5.63%, 01/15/2027(b)	460,000	437,998
Sabre GLBL, Inc.
8.63%, 06/01/2027(b)(c)	990,000	827,653
11.25%, 12/15/2027(b)(c)	640,000	580,290
Six Flags Entertainment Corp., 5.50%, 04/15/2027(b)(c)	580,000	554,906
Travel + Leisure Co., Series J, 6.00%, 04/01/2027(c)	460,000	446,337
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)	1,040,000	991,438
		14,830,556
Household Durables-1.41%
Beazer Homes USA, Inc., 5.88%, 10/15/2027(c)	410,000	383,725
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	575,000	540,296

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Household Durables-(continued)
Newell Brands, Inc., 6.38%, 09/15/2027(c)	$570,000	$558,018
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	343,000	329,608
		1,811,647
Household Products-0.68%
Energizer Holdings, Inc., 6.50%, 12/31/2027(b)	320,000	310,961
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 7.00%, 12/31/2027(b)	610,000	565,275
		876,236
Insurance-1.78%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/2027(b)(c)	868,000	805,118
6.75%, 10/15/2027(b)	1,549,000	1,487,040
		2,292,158
Interactive Media & Services-1.85%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	520,000	498,363
Nexstar Media, Inc., 5.63%, 07/15/2027(b)	1,990,000	1,886,371
		2,384,734
IT Services-1.16%
Cablevision Lightpath LLC, 3.88%, 09/15/2027(b)	600,000	508,971
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)	520,000	511,384
Unisys Corp., 6.88%, 11/01/2027(b)	560,000	470,509
		1,490,864
Machinery-1.66%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	397,000	361,663
TK Elevator US Newco, Inc. (Germany), 5.25%, 07/15/2027(b)	1,870,000	1,778,358
		2,140,021
Media-11.84%
Belo Corp.
7.75%, 06/01/2027	210,000	214,115
7.25%, 09/15/2027	265,000	262,765
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027(b)	3,770,000	3,591,286
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)(c)	1,450,000	1,343,651
CMG Media Corp., 8.88%, 12/15/2027(b)	1,025,000	820,979
CSC Holdings LLC, 5.50%, 04/15/2027(b)(c)	1,500,000	1,327,580
DISH Network Corp., 11.75%, 11/15/2027(b)	4,060,000	4,035,001
Odeon Finco PLC (United Kingdom), 12.75%, 11/01/2027(b)	400,000	403,605
Sinclair Television Group, Inc., 5.13%, 02/15/2027(b)(c)	310,000	270,863
Sirius XM Radio, Inc., 5.00%, 08/01/2027(b)	1,740,000	1,654,547
Videotron Ltd. (Canada), 5.13%, 04/15/2027(b)(c)	700,000	677,810
Ziggo Bond Co. B.V. (Netherlands), 6.00%, 01/15/2027(b)(c)	700,000	667,354
		15,269,556
	Principal Amount	Value
Metals & Mining-0.79%
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)(c)	$580,000	$565,047
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	461,000	451,832
		1,016,879
Mortgage REITs-1.19%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(b)	421,000	370,920
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/2027(b)	700,000	646,430
Starwood Property Trust, Inc., 4.38%, 01/15/2027(b)	570,000	521,995
		1,539,345
Oil, Gas & Consumable Fuels-6.96%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	372,000	473,383
Baytex Energy Corp. (Canada), 8.75%, 04/01/2027(b)	470,000	482,517
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 8.13%, 01/15/2027(b)	370,000	348,614
EnQuest PLC (United Kingdom), 11.63%, 11/01/2027(b)	300,000	282,563
EQM Midstream Partners L.P.
7.50%, 06/01/2027(b)	580,000	593,286
6.50%, 07/01/2027(b)	1,040,000	1,042,700
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027(b)	685,000	685,188
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 01/15/2027	1,140,000	1,141,970
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(b)	424,000	418,146
MEG Energy Corp. (Canada), 7.13%, 02/01/2027(b)	450,000	455,531
Murphy Oil Corp., 5.88%, 12/01/2027	575,000	567,158
Murphy Oil USA, Inc., 5.63%, 05/01/2027(c)	340,000	331,794
NuStar Logistics L.P., 5.63%, 04/28/2027	638,000	628,558
Parkland Corp. (Canada), 5.88%, 07/15/2027(b)	580,000	569,034
SM Energy Co., 6.63%, 01/15/2027(c)	480,000	472,585
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(b)	500,000	481,252
		8,974,279
Passenger Airlines-0.47%
Allegiant Travel Co., 7.25%, 08/15/2027(b)(c)	640,000	608,422
Professional Services-0.73%
AMN Healthcare, Inc., 4.63%, 10/01/2027(b)	575,000	534,294
Korn Ferry, 4.63%, 12/15/2027(b)	430,000	405,985
		940,279
Retail REITs-0.59%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/2027(b)	865,000	759,275
Software-0.81%
Gen Digital, Inc., 6.75%, 09/30/2027(b)	1,040,000	1,047,979

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Specialized REITs-2.12%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)(c)	$1,160,000	$1,099,170
SBA Communications Corp., 3.88%, 02/15/2027(c)	1,730,000	1,629,788
		2,728,958
Specialty Retail-0.66%
JELD-WEN, Inc., 4.88%, 12/15/2027(b)	460,000	424,677
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	460,000	427,853
		852,530
Technology Hardware, Storage & Peripherals-1.65%
Presidio Holdings, Inc., 4.88%, 02/01/2027(b)	611,000	591,443
Seagate HDD Cayman
4.88%, 06/01/2027	570,000	552,881
9.63%, 12/01/2032(b)(c)	870,000	977,904
		2,122,228
Trading Companies & Distributors-1.05%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)(c)	1,390,000	1,350,728
Wireless Telecommunication Services-0.28%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/2027(b)	400,000	366,346
Total U.S. Dollar Denominated Bonds & Notes (Cost $127,959,338)		126,218,659
	Shares	Value
Money Market Funds-0.41%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(e)(f) (Cost $528,604)	528,604	$528,604
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.30% (Cost $128,487,942)		126,747,263
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.94%
Invesco Private Government Fund, 5.32%(e)(f)(g)	9,217,014	9,217,014
Invesco Private Prime Fund, 5.55%(e)(f)(g)	24,216,048	24,225,734
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,437,697)		33,442,748
TOTAL INVESTMENTS IN SECURITIES-124.24% (Cost $161,925,639)		160,190,011
OTHER ASSETS LESS LIABILITIES-(24.24)%		(31,251,764)
NET ASSETS-100.00%		$128,938,247

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $98,081,917, which represented 76.07% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$775,448	$3,088,943	$(3,335,787)	$-	$-	$528,604	$12,480
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,741,004	15,148,079	(13,672,069)	-	-	9,217,014	102,123*
Invesco Private Prime Fund	19,905,247	30,194,161	(25,882,465)	5,051	3,740	24,225,734	278,426*
Total	$28,421,699	$48,431,183	$(42,890,321)	$5,051	$3,740	$33,971,352	$393,029

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
November 30, 2023
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.85%
Aerospace & Defense-2.81%
Bombardier, Inc. (Canada), 6.00%, 02/15/2028(b)	$360,000	$339,639
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	196,000	177,303
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	340,000	290,520
TransDigm, Inc., 6.75%, 08/15/2028(b)	1,010,000	1,013,069
Triumph Group, Inc., 9.00%, 03/15/2028(b)	580,000	596,113
		2,416,644
Automobile Components-4.15%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	190,000	175,001
ANGI Group LLC, 3.88%, 08/15/2028(b)	240,000	197,664
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)(c)	240,000	217,631
Benteler International AG (Austria), 10.50%, 05/15/2028(b)(c)	225,000	231,894
Clarios Global L.P./Clarios US Finance Co., 6.75%, 05/15/2028(b)(c)	360,000	363,456
Dana, Inc., 5.63%, 06/15/2028	190,000	181,223
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/2028(b)	240,000	227,766
GrafTech Global Enterprises, Inc., 9.88%, 12/15/2028(b)(c)	220,000	172,975
Tenneco, Inc., 8.00%, 11/17/2028(b)	910,000	749,981
United Rentals (North America), Inc., 4.88%, 01/15/2028(c)	800,000	770,111
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	280,000	284,165
		3,571,867
Automobiles-0.81%
Jaguar Land Rover Automotive PLC (United Kingdom), 5.88%, 01/15/2028(b)(c)	275,000	268,109
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	290,000	284,297
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	150,000	143,925
		696,331
Banks-0.48%
Freedom Mortgage Corp., 12.00%, 10/01/2028(b)	390,000	412,450
Biotechnology-0.26%
Grifols S.A. (Spain), 4.75%, 10/15/2028(b)(c)	250,000	221,059
Broadline Retail-0.14%
QVC, Inc., 4.38%, 09/01/2028	180,000	121,678
Building Products-1.03%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	120,000	117,989
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/2028(b)(c)	260,000	254,475
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028(b)	277,000	258,043
9.75%, 07/15/2028(b)	110,000	109,865
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028	160,000	149,330
		889,702
Capital Markets-1.76%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	480,000	386,690
	Principal Amount	Value
Capital Markets-(continued)
NFP Corp.
4.88%, 08/15/2028(b)	$260,000	$237,524
6.88%, 08/15/2028(b)	1,000,000	891,440
		1,515,654
Chemicals-5.58%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(b)	290,000	199,712
Calderys Financing LLC (France), 11.25%, 06/01/2028(b)	270,000	275,554
Chemours Co. (The), 5.75%, 11/15/2028(b)(c)	380,000	344,351
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(b)	300,000	250,048
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)	270,000	247,914
Element Solutions, Inc., 3.88%, 09/01/2028(b)	390,000	346,943
HB Fuller Co., 4.25%, 10/15/2028(c)	148,000	133,272
Herens Holdco S.a.r.l. (Luxembourg), 4.75%, 05/15/2028(b)	100,000	77,658
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(b)	240,000	225,987
Ingevity Corp., 3.88%, 11/01/2028(b)	270,000	229,053
Innophos Holdings, Inc., 9.38%, 02/15/2028(b)	130,000	119,676
Iris Holding, Inc., 10.00%, 12/15/2028(b)	200,000	159,555
LSB Industries, Inc., 6.25%, 10/15/2028(b)	280,000	261,185
Minerals Technologies, Inc., 5.00%, 07/01/2028(b)	200,000	183,598
Olympus Water US Holding Corp.
4.25%, 10/01/2028(b)	300,000	260,535
9.75%, 11/15/2028(b)	810,000	834,141
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(b)	540,000	489,610
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/2028(b)	173,000	158,673
		4,797,465
Commercial Services & Supplies-4.88%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.
4.63%, 06/01/2028(b)	470,000	408,376
4.63%, 06/01/2028(b)	650,000	564,483
Garda World Security Corp. (Canada), 7.75%, 02/15/2028(b)	190,000	191,974
GEO Group, Inc. (The), 10.50%, 06/30/2028	140,000	141,285
GFL Environmental, Inc. (Canada)
4.00%, 08/01/2028(b)(c)	360,000	321,588
3.50%, 09/01/2028(b)	360,000	322,760
Interface, Inc., 5.50%, 12/01/2028(b)	140,000	125,929
Madison IAQ LLC, 4.13%, 06/30/2028(b)	340,000	302,306
MPH Acquisition Holdings LLC
5.50%, 09/01/2028(b)	510,000	443,562
5.75%, 11/01/2028(b)	473,000	366,804
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/2028(b)(c)	630,000	605,516
R.R. Donnelley & Sons Co., 9.75%, 07/31/2028(b)	140,000	139,038
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	260,000	265,125
		4,198,746
Communications Equipment-0.17%
Viasat, Inc., 6.50%, 07/15/2028(b)	192,000	146,597
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Construction & Engineering-1.18%
Fluor Corp., 4.25%, 09/15/2028(c)	$290,000	$271,138
Howard Midstream Energy Partners LLC, 8.88%, 07/15/2028(b)	260,000	270,578
Pike Corp., 5.50%, 09/01/2028(b)	351,000	320,040
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/2028(b)	157,000	154,374
		1,016,130
Construction Materials-0.65%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)	342,000	337,629
Williams Scotsman, Inc., 4.63%, 08/15/2028(b)	240,000	220,831
		558,460
Consumer Finance-0.99%
FirstCash, Inc., 4.63%, 09/01/2028(b)	240,000	220,010
Navient Corp., 4.88%, 03/15/2028(c)	240,000	212,779
OneMain Finance Corp., 3.88%, 09/15/2028(c)	290,000	249,268
PRA Group, Inc., 8.38%, 02/01/2028(b)	190,000	172,544
		854,601
Consumer Staples Distribution & Retail-1.37%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 6.50%, 02/15/2028(b)(c)	370,000	371,815
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	151,000	121,706
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 08/15/2028(b)	140,000	97,930
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	160,000	160,153
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	241,000	184,960
US Foods, Inc., 6.88%, 09/15/2028(b)(c)	240,000	243,631
		1,180,195
Containers & Packaging-3.45%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	200,000	172,186
Ball Corp., 6.88%, 03/15/2028(c)	360,000	368,032
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	210,000	198,135
Graham Packaging Co., Inc., 7.13%, 08/15/2028(b)	262,000	230,787
Graphic Packaging International LLC, 3.50%, 03/15/2028(b)	190,000	172,127
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)	357,000	320,932
LABL, Inc.
5.88%, 11/01/2028(b)	240,000	210,097
9.50%, 11/01/2028(b)	140,000	135,275
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028(b)(c)	240,000	218,281
Sealed Air Corp., 6.13%, 02/01/2028(b)(c)	380,000	376,202
Silgan Holdings, Inc., 4.13%, 02/01/2028	270,000	248,686
Trident TPI Holdings, Inc., 12.75%, 12/31/2028(b)	300,000	316,875
		2,967,615
	Principal Amount	Value
Distributors-0.28%
Evergreen Acqco 1 L.P./TVI, Inc., 9.75%, 04/26/2028(b)	$236,000	$245,051
Diversified Consumer Services-0.41%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)	195,000	183,110
Grand Canyon University, 5.13%, 10/01/2028	190,000	168,961
		352,071
Diversified REITs-2.16%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/2028(b)(c)	350,000	331,450
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 02/15/2028(b)	1,300,000	1,279,948
4.75%, 04/15/2028(b)	300,000	248,969
		1,860,367
Diversified Telecommunication Services-3.48%
Altice France S.A. (France), 5.50%, 01/15/2028(b)	600,000	459,779
Consolidated Communications, Inc.
5.00%, 10/01/2028(b)	200,000	156,690
6.50%, 10/01/2028(b)(c)	360,000	297,900
Frontier Communications Holdings LLC, 5.00%, 05/01/2028(b)	750,000	673,548
Iliad Holding S.A.S. (France), 7.00%, 10/15/2028(b)(c)	375,000	360,174
Level 3 Financing, Inc., 4.25%, 07/01/2028(b)	520,000	207,267
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)(c)	643,000	530,725
Zayo Group Holdings, Inc., 6.13%, 03/01/2028(b)	460,000	309,324
		2,995,407
Electric Utilities-0.86%
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	310,000	284,502
PG&E Corp., 5.00%, 07/01/2028(c)	480,000	456,976
		741,478
Electrical Equipment-1.19%
Vertiv Group Corp., 4.13%, 11/15/2028(b)	410,000	371,606
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)(c)	640,000	651,339
		1,022,945
Energy Equipment & Services-1.72%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 04/01/2028(b)	390,000	381,166
Bristow Group, Inc., 6.88%, 03/01/2028(b)	190,000	181,092
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	390,000	384,689
Nine Energy Service, Inc., 13.00%, 02/01/2028	130,000	115,803
Oceaneering International, Inc., 6.00%, 02/01/2028(b)	100,000	97,037
Transocean Aquila Ltd. (Cayman Islands), 8.00%, 09/30/2028(b)	160,000	160,434
Weatherford International Ltd., 6.50%, 09/15/2028(b)	154,000	155,658
		1,475,879

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Entertainment-0.64%
Cinemark USA, Inc., 5.25%, 07/15/2028(b)	$370,000	$333,468
Live Nation Entertainment, Inc., 3.75%, 01/15/2028(b)	240,000	217,680
		551,148
Financial Services-2.90%
AG Issuer LLC, 6.25%, 03/01/2028(b)	240,000	232,920
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(b)	200,000	190,160
GGAM Finance Ltd. (Ireland), 8.00%, 06/15/2028(b)	290,000	293,551
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	425,000	363,751
LD Holdings Group LLC, 6.13%, 04/01/2028(b)	250,000	176,405
Macquarie Airfinance Holdings Ltd. (United Kingdom), 8.38%, 05/01/2028(b)	240,000	246,198
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(b)	520,000	453,008
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/2028(b)	390,000	361,305
Werner FinCo L.P./Werner FinCo, Inc., 11.50%, 06/15/2028(b)	170,000	174,588
		2,491,886
Food Products-2.39%
Aramark Services, Inc., 5.00%, 02/01/2028(b)(c)	560,000	530,444
B&G Foods, Inc., 8.00%, 09/15/2028(b)(c)	270,000	276,278
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/2028(b)	213,000	192,654
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)	240,000	229,722
Post Holdings, Inc., 5.63%, 01/15/2028(b)(c)	450,000	438,264
TKC Holdings, Inc., 6.88%, 05/15/2028(b)	200,000	180,664
TreeHouse Foods, Inc., 4.00%, 09/01/2028	240,000	204,390
		2,052,416
Gas Utilities-0.29%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.38%, 06/01/2028(b)	240,000	246,408
Ground Transportation-0.28%
Uber Technologies, Inc., 6.25%, 01/15/2028(b)(c)	240,000	238,350
Health Care Equipment & Supplies-1.27%
Bausch & Lomb Escrow Corp., 8.38%, 10/01/2028(b)	680,000	696,150
Hologic, Inc., 4.63%, 02/01/2028(b)	190,000	179,247
Teleflex, Inc., 4.25%, 06/01/2028(b)	240,000	221,227
		1,096,624
Health Care Providers & Services-3.56%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(b)	220,000	210,960
Avantor Funding, Inc., 4.63%, 07/15/2028(b)(c)	749,000	701,289
Cano Health LLC, 6.25%, 10/01/2028(b)	100,000	7,037
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/2028(b)(c)	340,000	345,525
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)	390,000	361,980
	Principal Amount	Value
Health Care Providers & Services-(continued)
Tenet Healthcare Corp.
4.63%, 06/15/2028(c)	$290,000	$270,362
6.13%, 10/01/2028(c)	1,200,000	1,164,492
		3,061,645
Health Care REITs-0.20%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	190,000	172,000
Hotel & Resort REITs-0.22%
RHP Hotel Properties L.P./RHP Finance Corp., 7.25%, 07/15/2028(b)	190,000	193,085
Hotels, Restaurants & Leisure-4.54%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.38%, 01/15/2028(b)	360,000	334,442
Acushnet Co., 7.38%, 10/15/2028(b)	170,000	174,718
Carnival Corp., 4.00%, 08/01/2028(b)	1,160,000	1,051,771
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 6.50%, 10/01/2028	140,000	138,024
Churchill Downs, Inc., 4.75%, 01/15/2028(b)	340,000	316,343
Full House Resorts, Inc., 8.25%, 02/15/2028(b)	202,000	181,652
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)	240,000	236,661
Light & Wonder International, Inc., 7.00%, 05/15/2028(b)	340,000	340,639
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028(b)	130,000	131,287
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	173,000	152,382
MGM Resorts International, 4.75%, 10/15/2028(c)	357,000	330,530
Station Casinos LLC, 4.50%, 02/15/2028(b)	330,000	298,724
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)	242,000	222,932
		3,910,105
Household Durables-0.95%
CP Atlas Buyer, Inc., 7.00%, 12/01/2028(b)	244,000	200,080
Dream Finders Homes, Inc., 8.25%, 08/15/2028(b)	140,000	144,318
Installed Building Products, Inc., 5.75%, 02/01/2028(b)	140,000	132,339
M/I Homes, Inc., 4.95%, 02/01/2028	190,000	180,791
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	166,000	157,879
		815,407
Household Products-0.67%
Central Garden & Pet Co., 5.13%, 02/01/2028	140,000	133,354
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)	282,000	252,305
Prestige Brands, Inc., 5.13%, 01/15/2028(b)	200,000	190,233
		575,892
Independent Power and Renewable Electricity Producers-2.61%
Atlantica Sustainable Infrastructure PLC (Spain), 4.13%, 06/15/2028(b)	200,000	179,587
Calpine Corp.
4.50%, 02/15/2028(b)	600,000	566,703
5.13%, 03/15/2028(b)	670,000	631,072
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)(c)	410,000	384,020

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Independent Power and Renewable Electricity Producers-(continued)
Sunnova Energy Corp., 11.75%, 10/01/2028(b)	$190,000	$163,118
TerraForm Power Operating LLC, 5.00%, 01/31/2028(b)	340,000	322,393
		2,246,893
Insurance-0.70%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 04/15/2028(b)(c)	600,000	600,050
Interactive Media & Services-0.95%
Cars.com, Inc., 6.38%, 11/01/2028(b)	160,000	151,568
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	240,000	223,932
Nexstar Media, Inc., 4.75%, 11/01/2028(b)(c)	500,000	443,039
		818,539
IT Services-1.85%
Acuris Finance US, Inc./Acuris Finance S.a.r.l., 5.00%, 05/01/2028(b)	100,000	79,897
Ahead DB Holdings LLC, 6.63%, 05/01/2028(b)	198,000	170,164
Arches Buyer, Inc., 4.25%, 06/01/2028(b)	460,000	401,285
Cablevision Lightpath LLC, 5.63%, 09/15/2028(b)	200,000	149,762
EquipmentShare.com, Inc., 9.00%, 05/15/2028(b)(c)	500,000	493,125
ION Trading Technologies S.a.r.l. (Luxembourg), 5.75%, 05/15/2028(b)	200,000	170,240
Virtusa Corp., 7.13%, 12/15/2028(b)	160,000	126,736
		1,591,209
Machinery-1.48%
ATS Corp. (Canada), 4.13%, 12/15/2028(b)	170,000	150,159
GrafTech Finance, Inc., 4.63%, 12/15/2028(b)	210,000	141,070
Maxim Crane Works Holdings Capital, LLC, 11.50%, 09/01/2028(b)	240,000	239,940
Titan International, Inc., 7.00%, 04/30/2028	200,000	193,296
TK Elevator Holdco GmbH (Germany), 7.63%, 07/15/2028(b)	200,000	190,000
Trinity Industries, Inc., 7.75%, 07/15/2028(b)	190,000	193,919
Wabash National Corp., 4.50%, 10/15/2028(b)	190,000	162,682
		1,271,066
Media-8.75%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	375,000	334,662
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028(b)	1,208,000	1,133,157
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028(b)	500,000	410,337
9.00%, 09/15/2028(b)	360,000	363,960
CSC Holdings LLC
5.38%, 02/01/2028(b)	540,000	459,665
11.25%, 05/15/2028(b)	400,000	399,683
DISH DBS Corp.
7.38%, 07/01/2028	430,000	212,982
5.75%, 12/01/2028(b)	1,200,000	891,072
GCI LLC, 4.75%, 10/15/2028(b)	290,000	260,565
iHeartCommunications, Inc., 4.75%, 01/15/2028(b)	258,000	197,148
Lamar Media Corp., 3.75%, 02/15/2028(c)	291,000	268,913
	Principal Amount	Value
Media-(continued)
McGraw-Hill Education, Inc., 5.75%, 08/01/2028(b)(c)	$400,000	$365,380
Sirius XM Radio, Inc., 4.00%, 07/15/2028(b)	980,000	876,425
TEGNA, Inc., 4.63%, 03/15/2028(c)	500,000	456,590
Univision Communications, Inc., 8.00%, 08/15/2028(b)(c)	240,000	242,801
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	200,000	181,778
Urban One, Inc., 7.38%, 02/01/2028(b)	350,000	297,016
Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 5.00%, 07/15/2028(b)	200,000	179,695
		7,531,829
Metals & Mining-0.64%
Century Aluminum Co., 7.50%, 04/01/2028(b)	110,000	104,204
Constellium SE, 5.63%, 06/15/2028(b)	100,000	95,647
Kaiser Aluminum Corp., 4.63%, 03/01/2028(b)	250,000	221,692
Warrior Met Coal, Inc., 7.88%, 12/01/2028(b)	130,000	128,248
		549,791
Oil, Gas & Consumable Fuels-8.15%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/2028(b)	250,000	250,442
Callon Petroleum Co., 8.00%, 08/01/2028(b)	308,000	312,564
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.75%, 07/15/2028(b)	160,000	154,926
Civitas Resources, Inc., 8.38%, 07/01/2028(b)	650,000	666,537
Conuma Resources Ltd. (Canada), 13.13%, 05/01/2028(b)	118,000	112,837
Crescent Energy Finance LLC, 9.25%, 02/15/2028(b)	410,000	424,061
CVR Energy, Inc., 5.75%, 02/15/2028(b)	190,000	175,891
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	190,000	179,160
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)(c)	335,000	326,730
EQM Midstream Partners L.P., 5.50%, 07/15/2028	410,000	398,837
Global Marine, Inc., 7.00%, 06/01/2028	130,000	111,150
Greenfire Resources Ltd. (Canada), 12.00%, 10/01/2028(b)	140,000	138,833
Hess Midstream Operations L.P., 5.13%, 06/15/2028(b)(c)	250,000	239,450
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	212,000	196,865
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	190,000	193,073
Matador Resources Co., 6.88%, 04/15/2028(b)(c)	240,000	240,718
Murphy Oil Corp., 6.38%, 07/15/2028(c)	263,000	261,442
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)(c)	339,000	342,796
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(b)	290,000	291,353
SM Energy Co., 6.50%, 07/15/2028	190,000	185,095
Southwestern Energy Co., 8.38%, 09/15/2028	150,000	155,251
Sunoco L.P. and Sunoco Finance Corp., 7.00%, 09/15/2028(b)	240,000	242,250

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)	$1,080,000	$1,071,751
Vital Energy, Inc., 10.13%, 01/15/2028(c)	336,000	342,401
		7,014,413
Paper & Forest Products-0.68%
Ahlstrom Holding 3 Oy (Finland), 4.88%, 02/04/2028(b)	100,000	85,001
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	130,000	116,128
Domtar Corp., 6.75%, 10/01/2028(b)	320,000	278,796
Mercer International, Inc. (Germany), 12.88%, 10/01/2028(b)	100,000	104,165
		584,090
Passenger Airlines-0.70%
American Airlines, Inc., 7.25%, 02/15/2028(b)(c)	360,000	355,847
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(b)(c)	280,000	246,211
		602,058
Personal Care Products-0.40%
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)(c)	360,000	343,264
Pharmaceuticals-2.82%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	156,000	134,193
Bausch Health Cos., Inc.
4.88%, 06/01/2028(b)	580,000	295,818
11.00%, 09/30/2028(b)	760,000	476,900
Cheplapharm Arzneimittel GmbH (Germany), 5.50%, 01/15/2028(b)	200,000	185,610
Elanco Animal Health, Inc., 6.65%, 08/28/2028(c)	360,000	360,450
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	1,100,000	977,872
		2,430,843
Professional Services-1.42%
ASGN, Inc., 4.63%, 05/15/2028(b)	260,000	242,200
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	450,000	406,473
CoreLogic, Inc., 4.50%, 05/01/2028(b)	366,000	306,897
KBR, Inc., 4.75%, 09/30/2028(b)	96,000	85,820
Science Applications International Corp., 4.88%, 04/01/2028(b)	190,000	177,221
		1,218,611
Real Estate Management & Development-0.89%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/2028(b)	312,000	296,696
Forestar Group, Inc., 5.00%, 03/01/2028(b)	140,000	129,681
Howard Hughes Corp. (The), 5.38%, 08/01/2028(b)	360,000	337,884
		764,261
Residential REITs-0.14%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	125,000	118,084
Semiconductors & Semiconductor Equipment-0.57%
Entegris, Inc., 4.38%, 04/15/2028(b)	198,000	184,945
ON Semiconductor Corp., 3.88%, 09/01/2028(b)	342,000	309,592
		494,537
	Principal Amount	Value
Software-1.95%
Alteryx, Inc., 8.75%, 03/15/2028(b)	$220,000	$221,437
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(b)(c)	230,000	207,943
Fair Isaac Corp., 4.00%, 06/15/2028(b)(c)	439,000	404,321
Helios Software Holdings, Inc./ION Corporate Solutions Finance S.a.r.l., 4.63%, 05/01/2028(b)	100,000	86,908
MicroStrategy, Inc., 6.13%, 06/15/2028(b)	251,000	231,773
NCR Voyix Corp., 5.00%, 10/01/2028(b)	320,000	291,627
PTC, Inc., 4.00%, 02/15/2028(b)	250,000	230,223
		1,674,232
Specialized REITs-0.71%
Iron Mountain, Inc.
5.25%, 03/15/2028(b)	400,000	379,470
5.00%, 07/15/2028(b)	250,000	233,713
		613,183
Specialty Retail-2.65%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	190,000	174,920
At Home Group, Inc., 4.88%, 07/15/2028(b)	90,000	26,888
Bath & Body Works, Inc., 5.25%, 02/01/2028(c)	240,000	230,799
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	360,000	324,653
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	170,000	151,518
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)(c)	410,000	299,798
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	525,000	480,591
SRS Distribution, Inc., 4.63%, 07/01/2028(b)	320,000	292,386
White Cap Buyer LLC, 6.88%, 10/15/2028(b)	325,000	296,815
		2,278,368
Technology Hardware, Storage & Peripherals-0.66%
Presidio Holdings, Inc., 8.25%, 02/01/2028(b)	270,000	263,158
Xerox Holdings Corp., 5.50%, 08/15/2028(b)	370,000	308,935
		572,093
Trading Companies & Distributors-1.14%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	480,000	451,109
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)	600,000	531,734
		982,843
Wireless Telecommunication Services-0.27%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
6.00%, 02/15/2028(b)	140,000	118,785
10.75%, 06/01/2028(b)	120,000	116,397
		235,182
Total U.S. Dollar Denominated Bonds & Notes (Cost $86,215,039)		84,198,797
	Shares
Common Stocks & Other Equity Interests-0.00%
Energy Equipment & Services-0.00%
Nine Energy Service, Inc.(d) (Cost $24)	650	1,430

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value

Money Market Funds-0.36%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(e)(f) (Cost $305,337)	305,337	$305,337
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.21% (Cost $86,520,400)		84,505,564
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.05%
Invesco Private Government Fund, 5.32%(e)(f)(g)	5,003,792	5,003,792
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.55%(e)(f)(g)	12,245,819	$12,250,717
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,251,832)		17,254,509
TOTAL INVESTMENTS IN SECURITIES-118.26% (Cost $103,772,232)		101,760,073
OTHER ASSETS LESS LIABILITIES-(18.26)%		(15,713,051)
NET ASSETS-100.00%		$86,047,022

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $74,060,404, which represented 86.07% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Non-income producing security.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$648,228	$2,421,290	$(2,764,181)	$-	$-	$305,337	$9,655
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,187,584	8,758,514	(6,942,306)	-	-	5,003,792	48,570*
Invesco Private Prime Fund	8,736,644	15,828,811	(12,318,905)	2,727	1,440	12,250,717	130,501*
Total	$12,572,456	$27,008,615	$(22,025,392)	$2,727	$1,440	$17,559,846	$188,726

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.92%
Aerospace & Defense-1.40%
Bombardier, Inc. (Canada), 7.50%, 02/01/2029(b)	$100,000	$99,169
BWX Technologies, Inc., 4.13%, 04/15/2029(b)	40,000	36,082
TransDigm, Inc.
4.63%, 01/15/2029	160,000	144,474
4.88%, 05/01/2029	100,000	90,704
		370,429
Automobile Components-1.72%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	80,000	66,262
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/2029(b)	80,000	72,053
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029	120,000	109,558
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	130,000	116,675
Patrick Industries, Inc., 4.75%, 05/01/2029(b)	40,000	34,600
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029(b)	70,000	56,723
		455,871
Automobiles-0.95%
Allison Transmission, Inc., 5.88%, 06/01/2029(b)	70,000	67,795
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029(b)	90,000	76,878
Jaguar Land Rover Automotive PLC (United Kingdom), 5.50%, 07/15/2029(b)	50,000	46,689
Thor Industries, Inc., 4.00%, 10/15/2029(b)	70,000	60,158
		251,520
Beverages-0.66%
Primo Water Holdings, Inc. (Canada), 4.38%, 04/30/2029(b)	100,000	88,797
Triton Water Holdings, Inc., 6.25%, 04/01/2029(b)	100,000	85,720
		174,517
Building Products-1.24%
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(b)	40,000	31,439
GYP Holdings III Corp., 4.63%, 05/01/2029(b)	40,000	34,724
Park River Holdings, Inc.
5.63%, 02/01/2029(b)	50,000	37,676
6.75%, 08/01/2029(b)	40,000	30,653
PGT Innovations, Inc., 4.38%, 10/01/2029(b)	80,000	75,764
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 04/01/2029	40,000	35,742
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/2029(b)	90,000	84,240
		330,238
Capital Markets-0.85%
APX Group, Inc., 5.75%, 07/15/2029(b)	110,000	98,319
Armor Holdco, Inc., 8.50%, 11/15/2029(b)	50,000	45,032
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	100,000	82,067
		225,418
Chemicals-3.54%
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	150,000	130,798
Chemours Co. (The), 4.63%, 11/15/2029(b)	90,000	75,697
LSF11 A5 HoldCo LLC, 6.63%, 10/15/2029(b)	50,000	41,755
Methanex Corp. (Canada), 5.25%, 12/15/2029	100,000	92,162
NOVA Chemicals Corp. (Canada), 4.25%, 05/15/2029(b)	51,000	40,305
	Principal Amount	Value
Chemicals-(continued)
Olympus Water US Holding Corp., 6.25%, 10/01/2029(b)	$40,000	$32,850
Rain Carbon, Inc., 12.25%, 09/01/2029(b)	60,000	61,275
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	100,000	88,667
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029	40,000	34,135
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/2029(b)	90,000	73,206
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	59,000	22,978
Tronox, Inc., 4.63%, 03/15/2029(b)	130,000	110,658
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	160,000	134,821
		939,307
Commercial Services & Supplies-5.16%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	80,000	69,319
ADT Security Corp. (The), 4.13%, 08/01/2029(b)	140,000	124,539
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(b)	85,000	64,795
APi Group DE, Inc.
4.13%, 07/15/2029(b)	40,000	34,954
4.75%, 10/15/2029(b)	40,000	35,828
Clean Harbors, Inc., 5.13%, 07/15/2029(b)	40,000	37,644
Covanta Holding Corp., 4.88%, 12/01/2029(b)	80,000	66,469
Deluxe Corp., 8.00%, 06/01/2029(b)	70,000	59,086
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/2029(b)	90,000	76,613
Garda World Security Corp. (Canada), 6.00%, 06/01/2029(b)	70,000	58,355
GFL Environmental, Inc. (Canada)
4.75%, 06/15/2029(b)	100,000	91,439
4.38%, 08/15/2029(b)	80,000	70,706
Madison IAQ LLC, 5.88%, 06/30/2029(b)	140,000	117,562
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	360,000	334,571
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)	50,000	41,010
Signal Parent, Inc., 6.13%, 04/01/2029(b)	40,000	26,035
Stericycle, Inc., 3.88%, 01/15/2029(b)	70,000	61,776
		1,370,701
Communications Equipment-0.16%
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)	50,000	41,792
Construction & Engineering-0.70%
Arcosa, Inc., 4.38%, 04/15/2029(b)	50,000	44,638
Dycom Industries, Inc., 4.50%, 04/15/2029(b)	70,000	63,364
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	40,000	33,026
VM Consolidated, Inc., 5.50%, 04/15/2029(b)	50,000	45,343
		186,371
Construction Materials-0.29%
ACProducts Holdings, Inc., 6.38%, 05/15/2029(b)	70,000	43,513
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(b)	40,000	33,461
		76,974
Consumer Finance-1.70%
Navient Corp., 5.50%, 03/15/2029	100,000	87,493
OneMain Finance Corp.
9.00%, 01/15/2029	120,000	123,889
5.38%, 11/15/2029	100,000	90,091
Paysafe Finance PLC/Paysafe Holdings US Corp., 4.00%, 06/15/2029(b)	50,000	41,361
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
PRA Group, Inc., 5.00%, 10/01/2029(b)	$50,000	$37,804
PROG Holdings, Inc., 6.00%, 11/15/2029(b)	80,000	69,967
		450,605
Consumer Staples Distribution & Retail-2.03%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 03/15/2029(b)	180,000	159,661
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	50,000	43,329
Performance Food Group, Inc., 4.25%, 08/01/2029(b)	140,000	125,323
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	120,000	99,724
US Foods, Inc., 4.75%, 02/15/2029(b)	120,000	111,326
		539,363
Containers & Packaging-2.37%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/2029(b)	300,000	238,719
Ball Corp., 6.00%, 06/15/2029	140,000	139,871
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	70,000	67,404
Graphic Packaging International LLC, 3.50%, 03/01/2029(b)	50,000	43,519
LABL, Inc., 8.25%, 11/01/2029(b)	50,000	40,094
Sealed Air Corp., 5.00%, 04/15/2029(b)	60,000	55,982
TriMas Corp., 4.13%, 04/15/2029(b)	50,000	43,504
		629,093
Distributors-0.09%
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	30,000	25,079
Diversified Consumer Services-0.68%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	40,000	33,876
Service Corp. International, 5.13%, 06/01/2029	110,000	105,325
WW International, Inc., 4.50%, 04/15/2029(b)	70,000	40,278
		179,479
Diversified REITs-0.69%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/2029(b)	98,000	87,283
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/2029(b)	145,000	96,641
		183,924
Diversified Telecommunication Services-3.38%
Altice France S.A. (France)
5.13%, 01/15/2029(b)	50,000	36,355
5.13%, 07/15/2029(b)	400,000	286,502
5.50%, 10/15/2029(b)	200,000	144,547
CommScope, Inc., 4.75%, 09/01/2029(b)	150,000	94,253
Frontier Communications Holdings LLC
6.75%, 05/01/2029(b)	132,000	111,981
5.88%, 11/01/2029	100,000	80,187
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/2029(b)	110,000	96,949
Level 3 Financing, Inc.
3.63%, 01/15/2029(b)	60,000	21,678
3.75%, 07/15/2029(b)	70,000	25,282
		897,734
	Principal Amount	Value
Electric Utilities-1.39%
DPL, Inc., 4.35%, 04/15/2029	$40,000	$36,280
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/2029(b)	40,000	33,762
NRG Energy, Inc.
3.38%, 02/15/2029(b)	60,000	51,402
5.25%, 06/15/2029(b)	100,000	93,255
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	170,000	153,603
		368,302
Electrical Equipment-0.34%
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	100,000	89,820
Electronic Equipment, Instruments & Components-1.55%
Coherent Corp., 5.00%, 12/15/2029(b)	120,000	108,695
Imola Merger Corp., 4.75%, 05/15/2029(b)	266,000	241,891
TTM Technologies, Inc., 4.00%, 03/01/2029(b)	70,000	62,278
		412,864
Energy Equipment & Services-0.54%
Permian Resources Operating LLC, 5.88%, 07/01/2029(b)	100,000	95,657
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	50,000	47,290
		142,947
Entertainment-1.25%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	130,000	88,329
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	70,000	62,781
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	97,000	60,241
Playtika Holding Corp., 4.25%, 03/15/2029(b)	70,000	59,177
WMG Acquisition Corp., 3.75%, 12/01/2029(b)	70,000	61,244
		331,772
Financial Services-3.01%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/2029(b)	40,000	33,832
Cobra AcquisitionCo LLC, 6.38%, 11/01/2029(b)	20,000	14,625
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)	122,000	111,522
Hightower Holding LLC, 6.75%, 04/15/2029(b)	40,000	34,618
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	30,000	26,872
Macquarie Airfinance Holdings Ltd. (United Kingdom), 8.13%, 03/30/2029(b)	70,000	71,384
NCR Atleos Corp., 9.50%, 04/01/2029(b)	200,000	206,694
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	90,000	77,909
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 03/01/2029(b)	100,000	87,911
Superior Plus L.P./Superior General Partner, Inc. (Canada), 4.50%, 03/15/2029(b)	70,000	61,694
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(b)	80,000	71,632
		798,693
Food Products-0.93%
Post Holdings, Inc., 5.50%, 12/15/2029(b)	170,000	159,926
TKC Holdings, Inc., 10.50%, 05/15/2029(b)	100,000	86,565
		246,491
Gas Utilities-0.38%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	110,000	101,370

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Ground Transportation-1.25%
Carriage Purchaser, Inc., 7.88%, 10/15/2029(b)	$40,000	$31,575
Hertz Corp. (The), 5.00%, 12/01/2029(b)	140,000	107,563
Uber Technologies, Inc., 4.50%, 08/15/2029(b)	210,000	193,611
		332,749
Health Care Equipment & Supplies-3.67%
Hologic, Inc., 3.25%, 02/15/2029(b)	130,000	114,253
Medline Borrower L.P.
3.88%, 04/01/2029(b)	620,000	550,753
5.25%, 10/01/2029(b)	340,000	307,930
		972,936
Health Care Providers & Services-3.09%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)	60,000	56,056
AHP Health Partners, Inc., 5.75%, 07/15/2029(b)	40,000	33,328
Avantor Funding, Inc., 3.88%, 11/01/2029(b)	110,000	97,533
Catalent Pharma Solutions, Inc., 3.13%, 02/15/2029(b)	80,000	67,060
Community Health Systems, Inc., 6.00%, 01/15/2029(b)	120,000	101,240
HealthEquity, Inc., 4.50%, 10/01/2029(b)	80,000	72,139
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	71,000	46,567
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029(b)	70,000	53,620
Option Care Health, Inc., 4.38%, 10/31/2029(b)	70,000	61,810
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	70,000	60,005
Tenet Healthcare Corp., 4.25%, 06/01/2029	190,000	170,406
		819,764
Hotel & Resort REITs-0.64%
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 02/15/2029(b)	80,000	72,215
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	50,000	43,255
XHR L.P., 4.88%, 06/01/2029(b)	60,000	53,803
		169,273
Hotels, Restaurants & Leisure-7.20%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.50%, 02/15/2029(b)	100,000	89,130
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/2029(b)	40,000	35,474
Boyne USA, Inc., 4.75%, 05/15/2029(b)	90,000	81,422
Caesars Entertainment, Inc., 4.63%, 10/15/2029(b)	160,000	140,698
Carnival Corp.
6.00%, 05/01/2029(b)(c)	270,000	248,615
7.00%, 08/15/2029(b)	70,000	71,418
Carrols Restaurant Group, Inc., 5.88%, 07/01/2029(b)	40,000	35,016
Cedar Fair L.P., 5.25%, 07/15/2029	70,000	64,056
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	50,000	43,870
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/2029(b)	130,000	115,603
Hilton Domestic Operating Co., Inc., 3.75%, 05/01/2029(b)	110,000	98,896
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, 06/01/2029(b)	120,000	106,083
Light & Wonder International, Inc., 7.25%, 11/15/2029(b)	67,000	67,216
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	70,000	59,374
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(b)	60,000	50,506
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	$110,000	$98,076
NCL Corp. Ltd., 8.13%, 01/15/2029(b)	110,000	112,100
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	40,000	33,752
Penn Entertainment, Inc., 4.13%, 07/01/2029(b)	50,000	41,548
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	110,000	79,713
Raising Cane’s Restaurants, L.L.C., 9.38%, 05/01/2029(b)	70,000	73,591
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(b)	95,000	87,179
Travel + Leisure Co., 4.50%, 12/01/2029(b)	90,000	77,564
		1,910,900
Household Durables-0.79%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), 5.00%, 06/15/2029(b)	40,000	33,784
Century Communities, Inc., 3.88%, 08/15/2029(b)	70,000	60,813
LGI Homes, Inc., 4.00%, 07/15/2029(b)	30,000	24,782
Newell Brands, Inc., 6.63%, 09/15/2029	60,000	58,589
SWF Escrow Issuer Corp., 6.50%, 10/01/2029(b)	50,000	31,416
		209,384
Household Products-0.36%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	110,000	94,963
Independent Power and Renewable Electricity Producers-0.50%
Calpine Corp., 4.63%, 02/01/2029(b)	90,000	81,592
TransAlta Corp. (Canada), 7.75%, 11/15/2029	50,000	51,524
		133,116
Insurance-1.95%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/2029(b)	80,000	69,922
6.00%, 08/01/2029(b)	70,000	60,357
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/2029(b)	60,000	54,306
AmWINS Group, Inc., 4.88%, 06/30/2029(b)	110,000	99,082
AssuredPartners, Inc., 5.63%, 01/15/2029(b)	80,000	71,561
BroadStreet Partners, Inc., 5.88%, 04/15/2029(b)	100,000	90,966
HUB International Ltd., 5.63%, 12/01/2029(b)	80,000	72,593
		518,787
Interactive Media & Services-0.36%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	40,000	37,725
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	70,000	58,883
		96,608
IT Services-1.00%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	100,000	83,597
Newfold Digital Holdings Group, Inc., 6.00%, 02/15/2029(b)	60,000	41,189
Twilio, Inc., 3.63%, 03/15/2029	70,000	62,024
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	90,000	77,565
		264,375
Leisure Products-0.25%
Vista Outdoor, Inc., 4.50%, 03/15/2029(b)	70,000	66,384

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Machinery-0.69%
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	$40,000	$35,331
OT Merger Corp., 7.88%, 10/15/2029(b)	20,000	11,346
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	70,000	62,951
Terex Corp., 5.00%, 05/15/2029(b)	80,000	73,415
		183,043
Media-7.41%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	200,000	164,671
AMC Networks, Inc., 4.25%, 02/15/2029	130,000	91,130
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029(b)	202,000	187,445
6.38%, 09/01/2029(b)	210,000	202,766
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029(b)	140,000	110,447
CSC Holdings LLC, 6.50%, 02/01/2029(b)	200,000	169,328
Lamar Media Corp., 4.88%, 01/15/2029	50,000	47,407
LCPR Senior Secured Financing DAC, 5.13%, 07/15/2029(b)	70,000	58,810
McGraw-Hill Education, Inc., 8.00%, 08/01/2029(b)	90,000	81,169
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/2029(b)	70,000	60,504
Sirius XM Radio, Inc., 5.50%, 07/01/2029(b)	170,000	158,100
Stagwell Global LLC, 5.63%, 08/15/2029(b)	150,000	131,545
TEGNA, Inc., 5.00%, 09/15/2029	150,000	133,402
Univision Communications, Inc., 4.50%, 05/01/2029(b)	140,000	122,945
Videotron Ltd. (Canada), 3.63%, 06/15/2029(b)	68,000	59,721
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	200,000	188,337
		1,967,727
Metals & Mining-1.83%
ATI, Inc., 4.88%, 10/01/2029	40,000	35,837
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029(b)	100,000	99,933
Cleveland-Cliffs, Inc., 4.63%, 03/01/2029(b)	41,000	36,883
Coeur Mining, Inc., 5.13%, 02/15/2029(b)(c)	40,000	34,492
Constellium SE, 3.75%, 04/15/2029(b)	50,000	43,853
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	80,000	75,480
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	70,000	60,282
TMS International Corp., 6.25%, 04/15/2029(b)	50,000	39,702
United States Steel Corp., 6.88%, 03/01/2029	60,000	59,684
		486,146
Mortgage REITs-0.51%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029(b)	70,000	56,926
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	90,000	78,425
		135,351
Oil, Gas & Consumable Fuels-9.20%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 06/15/2029(b)	99,000	92,795
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(b)	50,000	45,988
Chesapeake Energy Corp.
5.88%, 02/01/2029(b)	68,000	65,348
6.75%, 04/15/2029(b)	131,000	130,636
CNX Resources Corp., 6.00%, 01/15/2029(b)	71,000	67,765
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	$166,000	$153,007
CrownRock L.P./CrownRock Finance, Inc., 5.00%, 05/01/2029(b)	50,000	48,040
DT Midstream, Inc., 4.13%, 06/15/2029(b)	150,000	134,780
Energy Transfer L.P.
6.00%, 02/01/2029(b)	96,000	94,653
8.00%, 04/01/2029(b)	62,000	64,265
EQM Midstream Partners L.P., 4.50%, 01/15/2029(b)	110,000	100,464
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029	43,000	40,075
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	80,000	75,248
ITT Holdings LLC, 6.50%, 08/01/2029(b)	170,000	148,459
MEG Energy Corp. (Canada), 5.88%, 02/01/2029(b)	79,000	75,578
Murphy Oil USA, Inc., 4.75%, 09/15/2029	70,000	64,843
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	110,000	98,095
Rockcliff Energy II LLC, 5.50%, 10/15/2029(b)	100,000	92,934
Southwestern Energy Co., 5.38%, 02/01/2029	96,000	91,422
Sunoco L.P./Sunoco Finance Corp., 4.50%, 05/15/2029	110,000	100,340
Teine Energy Ltd. (Canada), 6.88%, 04/15/2029(b)	50,000	47,320
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(b)	170,000	149,207
Venture Global LNG, Inc., 9.50%, 02/01/2029(b)	410,000	423,292
Vital Energy, Inc., 7.75%, 07/31/2029(b)	40,000	36,702
		2,441,256
Paper & Forest Products-0.53%
Glatfelter Corp., 4.75%, 11/15/2029(b)	65,000	39,414
Mercer International, Inc. (Germany), 5.13%, 02/01/2029	120,000	100,372
		139,786
Passenger Airlines-0.92%
United Airlines, Inc., 4.63%, 04/15/2029(b)	275,000	245,674
Personal Care Products-0.48%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(b)	70,000	65,222
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	70,000	61,810
		127,032
Pharmaceuticals-1.37%
AdaptHealth LLC, 4.63%, 08/01/2029(b)	70,000	55,334
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	80,000	56,815
Jazz Securities DAC, 4.38%, 01/15/2029(b)	200,000	180,110
Kedrion S.p.A. (Italy), 6.50%, 09/01/2029(b)	80,000	71,200
		363,459
Professional Services-0.97%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)	50,000	44,366
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	110,000	98,525
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	60,000	54,254
TriNet Group, Inc., 3.50%, 03/01/2029(b)	70,000	60,948
		258,093
Real Estate Management & Development-0.99%
Howard Hughes Corp. (The), 4.13%, 02/01/2029(b)	80,000	68,660
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	91,000	78,153

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Real Estate Management & Development-(continued)
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	$70,000	$56,167
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/2029(b)	83,000	59,269
		262,249
Residential REITs-0.13%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/2029(b)	40,000	33,747
Semiconductors & Semiconductor Equipment-0.33%
Entegris, Inc., 3.63%, 05/01/2029(b)	50,000	43,745
Synaptics, Inc., 4.00%, 06/15/2029(b)	50,000	43,300
		87,045
Software-6.23%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/2029(b)	90,000	92,398
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/2029(b)	100,000	99,982
Cloud Software Group, Inc.
6.50%, 03/31/2029(b)	550,000	506,893
9.00%, 09/30/2029(b)	530,000	477,387
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	100,000	87,876
Elastic N.V., 4.13%, 07/15/2029(b)	80,000	71,472
NCR Voyix Corp., 5.13%, 04/15/2029(b)	160,000	146,665
Open Text Corp. (Canada), 3.88%, 12/01/2029(b)	120,000	105,047
Rocket Software, Inc., 6.50%, 02/15/2029(b)	80,000	64,738
		1,652,458
Specialized REITs-1.67%
Iron Mountain, Inc.
7.00%, 02/15/2029(b)	140,000	141,231
4.88%, 09/15/2029(b)	130,000	118,483
SBA Communications Corp., 3.13%, 02/01/2029	210,000	183,055
		442,769
Specialty Retail-4.66%
Arko Corp., 5.13%, 11/15/2029(b)	60,000	50,004
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)	110,000	99,153
At Home Group, Inc., 7.13%, 07/15/2029(b)	20,000	3,500
Bath & Body Works, Inc., 7.50%, 06/15/2029	67,000	68,845
Foot Locker, Inc., 4.00%, 10/01/2029(b)	52,000	42,015
Gap, Inc. (The), 3.63%, 10/01/2029(b)	110,000	90,639
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	110,000	92,277
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	140,000	122,429
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	110,000	97,043
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)	120,000	68,309
Penske Automotive Group, Inc., 3.75%, 06/15/2029	70,000	60,755
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	100,000	94,349
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	90,000	79,389
SRS Distribution, Inc.
6.13%, 07/01/2029(b)	50,000	44,197
6.00%, 12/01/2029(b)	120,000	104,498
	Principal Amount	Value
Specialty Retail-(continued)
Upbound Group, Inc., 6.38%, 02/15/2029(b)	$60,000	$54,681
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	80,000	64,998
		1,237,081
Technology Hardware, Storage & Peripherals-0.61%
Seagate HDD Cayman
4.09%, 06/01/2029	70,000	62,867
3.13%, 07/15/2029	30,000	23,530
8.25%, 12/15/2029(b)	70,000	74,400
		160,797
Textiles, Apparel & Luxury Goods-0.50%
Crocs, Inc., 4.25%, 03/15/2029(b)	50,000	43,784
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	40,000	34,660
Wolverine World Wide, Inc., 4.00%, 08/15/2029(b)	70,000	53,997
		132,441
Tobacco-0.40%
Vector Group Ltd., 5.75%, 02/01/2029(b)	120,000	106,921
Trading Companies & Distributors-0.43%
Beacon Roofing Supply, Inc., 4.13%, 05/15/2029(b)	50,000	44,193
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	30,000	26,973
Foundation Building Materials, Inc., 6.00%, 03/01/2029(b)	50,000	42,911
		114,077
Total U.S. Dollar Denominated Bonds & Notes (Cost $27,031,617)		25,987,065
	Shares
Money Market Funds-0.48%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(e) (Cost $129,079)	129,079	129,079
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.40% (Cost $27,160,696)		26,116,144
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.06%
Invesco Private Government Fund, 5.32%(d)(e)(f)	78,594	78,594
Invesco Private Prime Fund, 5.55%(d)(e)(f)	202,010	202,091
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $280,679)		280,685
TOTAL INVESTMENTS IN SECURITIES-99.46% (Cost $27,441,375)		26,396,829
OTHER ASSETS LESS LIABILITIES-0.54%		142,027
NET ASSETS-100.00%		$26,538,856

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $22,954,619, which represented 86.49% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$137,190	$697,936	$(706,047)	$-	$-	$129,079	$2,809
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	23,345	863,388	(808,139)	-	-	78,594	1,035*
Invesco Private Prime Fund	60,032	788,249	(646,228)	12	26	202,091	2,550*
Total	$220,567	$2,349,573	$(2,160,414)	$12	$26	$409,764	$6,394

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.82%
Aerospace & Defense-1.42%
TransDigm, Inc., 6.88%, 12/15/2030(b)	$350,000	$350,691
Air Freight & Logistics-0.76%
Rand Parent LLC, 8.50%, 02/15/2030(b)	200,000	189,193
Automobile Components-0.66%
Dana, Inc., 4.25%, 09/01/2030	95,000	80,691
ZF North America Capital, Inc. (Germany), 7.13%, 04/14/2030(b)	80,000	82,170
		162,861
Banks-0.51%
Freedom Mortgage Corp., 12.25%, 10/01/2030(b)	120,000	126,707
Building Products-1.75%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(b)	120,000	117,990
Masonite International Corp., 3.50%, 02/15/2030(b)	95,000	80,362
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)	120,000	101,767
Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 04/15/2030(b)	145,000	132,212
		432,331
Capital Markets-0.36%
NFP Corp., 7.50%, 10/01/2030(b)	90,000	89,266
Chemicals-0.88%
Avient Corp., 7.13%, 08/01/2030(b)	175,000	176,157
SNF Group SACA (France), 3.38%, 03/15/2030(b)	50,000	41,143
		217,300
Commercial Services & Supplies-0.65%
Covanta Holding Corp., 5.00%, 09/01/2030	45,000	36,818
VT Topco, Inc., 8.50%, 08/15/2030(b)	120,000	122,966
		159,784
Communications Equipment-0.20%
Ciena Corp., 4.00%, 01/31/2030(b)	55,000	48,520
Construction & Engineering-1.38%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	330,000	342,566
Consumer Finance-1.70%
FirstCash, Inc., 5.63%, 01/01/2030(b)	135,000	126,462
Navient Corp., 9.38%, 07/25/2030	120,000	123,174
OneMain Finance Corp., 4.00%, 09/15/2030	210,000	171,232
		420,868
Consumer Staples Distribution & Retail-0.44%
US Foods, Inc., 4.63%, 06/01/2030(b)	120,000	108,349
Containers & Packaging-3.19%
Ball Corp., 2.88%, 08/15/2030	320,000	265,335
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/2030(b)	270,000	242,507
Crown Americas LLC, 5.25%, 04/01/2030	120,000	113,604
Graphic Packaging International LLC, 3.75%, 02/01/2030(b)	95,000	82,608
OI European Group B.V., 4.75%, 02/15/2030(b)	95,000	85,573
		789,627
Distributors-0.83%
Windsor Holdings III LLC, 8.50%, 06/15/2030, (Acquired 10/02/2023 - 11/13/2023; Cost $198,963)(b)(c)	200,000	205,973
	Principal Amount	Value
Diversified Consumer Services-0.71%
Service Corp. International, 3.38%, 08/15/2030	$210,000	$176,566
Diversified REITs-0.45%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	170,000	110,371
Diversified Telecommunication Services-5.25%
Frontier Communications Holdings LLC
6.00%, 01/15/2030(b)	230,000	184,624
8.75%, 05/15/2030(b)	295,000	294,447
Intelsat Jackson Holdings S.A. (Luxembourg), 6.50%, 03/15/2030(b)	733,000	681,075
Level 3 Financing, Inc., 10.50%, 05/15/2030(b)	150,000	139,260
		1,299,406
Electric Utilities-1.84%
PG&E Corp., 5.25%, 07/01/2030(d)	240,000	225,693
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	220,000	230,621
		456,314
Electrical Equipment-0.27%
Sensata Technologies B.V., 5.88%, 09/01/2030(b)	70,000	67,222
Electronic Equipment, Instruments & Components-2.26%
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(b)	560,000	559,300
Energy Equipment & Services-3.27%
Noble Finance II LLC, 8.00%, 04/15/2030(b)	150,000	154,042
Transocean, Inc., 8.75%, 02/15/2030(b)	247,000	252,443
Weatherford International Ltd., 8.63%, 04/30/2030(b)	390,000	403,499
		809,984
Entertainment-1.29%
Roblox Corp., 3.88%, 05/01/2030(b)	240,000	206,351
WMG Acquisition Corp., 3.88%, 07/15/2030(b)	130,000	113,313
		319,664
Financial Services-2.10%
Burford Capital Global Finance LLC, 6.88%, 04/15/2030(b)	50,000	47,036
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(b)	50,000	40,300
Mobius Merger Sub, Inc., 9.00%, 06/01/2030(b)	120,000	114,115
Nationstar Mortgage Holdings, Inc., 5.13%, 12/15/2030(b)	160,000	138,384
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	200,000	179,153
		518,988
Food Products-1.81%
Darling Ingredients, Inc., 6.00%, 06/15/2030(b)	240,000	231,883
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030(b)	240,000	215,099
		446,982
Health Care Equipment & Supplies-0.59%
Embecta Corp.
5.00%, 02/15/2030(b)	127,000	106,876
6.75%, 02/15/2030(b)	45,000	38,745
		145,621
Health Care Providers & Services-11.29%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	160,000	133,910
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
Community Health Systems, Inc.
6.13%, 04/01/2030(b)	$160,000	$89,470
5.25%, 05/15/2030(b)	370,000	291,471
DaVita, Inc., 4.63%, 06/01/2030(b)	495,000	418,762
IQVIA, Inc., 6.50%, 05/15/2030(b)	70,000	70,679
LifePoint Health, Inc.
9.88%, 08/15/2030(b)	140,000	136,318
11.00%, 10/15/2030(b)	270,000	271,058
Molina Healthcare, Inc., 3.88%, 11/15/2030(b)	160,000	139,075
Owens & Minor, Inc., 6.63%, 04/01/2030(b)	130,000	121,876
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030(b)	95,000	80,103
Star Parent, Inc., 9.00%, 10/01/2030(b)	240,000	249,554
Tenet Healthcare Corp.
4.38%, 01/15/2030	350,000	313,091
6.13%, 06/15/2030	490,000	477,928
		2,793,295
Health Care Technology-2.00%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	570,000	494,457
Hotels, Restaurants & Leisure-8.05%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	710,000	612,618
Brinker International, Inc., 8.25%, 07/15/2030(b)	90,000	90,423
Caesars Entertainment, Inc., 7.00%, 02/15/2030(b)	490,000	490,906
Carnival Corp., 10.50%, 06/01/2030(b)	247,000	263,581
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030(b)	295,000	277,170
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	305,000	257,662
		1,992,360
Household Durables-1.47%
KB Home, 7.25%, 07/15/2030	90,000	90,550
M/I Homes, Inc., 3.95%, 02/15/2030	40,000	34,167
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	145,000	127,777
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	120,000	110,793
		363,287
Household Products-0.68%
Central Garden & Pet Co., 4.13%, 10/15/2030	120,000	102,891
Spectrum Brands, Inc., 5.50%, 07/15/2030(b)	70,000	65,397
		168,288
Industrial REITs-0.37%
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	90,000	91,620
Insurance-2.93%
HUB International Ltd., 7.25%, 06/15/2030(b)	500,000	511,543
Jones Deslauriers Insurance Management, Inc. (Canada)
8.50%, 03/15/2030(b)	110,000	113,654
10.50%, 12/15/2030(b)	40,000	41,469
Ryan Specialty LLC, 4.38%, 02/01/2030(b)	65,000	58,744
		725,410
Interactive Media & Services-0.85%
Ziff Davis, Inc., 4.63%, 10/15/2030(b)	110,000	97,030
ZipRecruiter, Inc., 5.00%, 01/15/2030(b)	135,000	114,179
		211,209
Life Sciences Tools & Services-0.56%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)	140,000	138,775
	Principal Amount	Value
Machinery-1.93%
Chart Industries, Inc., 7.50%, 01/01/2030(b)	$360,000	$367,617
SPX FLOW, Inc., 8.75%, 04/01/2030(b)	115,000	109,926
		477,543
Media-5.77%
Cable One, Inc., 4.00%, 11/15/2030(b)	160,000	125,005
Gray Television, Inc., 4.75%, 10/15/2030(b)	200,000	142,969
Lamar Media Corp., 4.00%, 02/15/2030	135,000	120,445
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	185,000	130,108
Sirius XM Radio, Inc., 4.13%, 07/01/2030(b)	370,000	312,419
Univision Communications, Inc., 7.38%, 06/30/2030(b)	220,000	216,074
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	250,000	208,956
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	200,000	171,814
		1,427,790
Metals & Mining-2.83%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(b)	170,000	173,665
ATI, Inc., 7.25%, 08/15/2030	100,000	100,546
Carpenter Technology Corp., 7.63%, 03/15/2030	50,000	50,794
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(b)	180,000	175,334
Commercial Metals Co., 4.13%, 01/15/2030	70,000	61,612
Vibrantz Technologies, Inc., 9.00%, 02/15/2030(b)	180,000	138,838
		700,789
Oil, Gas & Consumable Fuels-12.40%
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	200,000	204,681
Callon Petroleum Co., 7.50%, 06/15/2030(b)	145,000	143,261
CNX Midstream Partners L.P., 4.75%, 04/15/2030(b)	95,000	82,967
Comstock Resources, Inc., 5.88%, 01/15/2030(b)	235,000	204,120
EQM Midstream Partners L.P., 7.50%, 06/01/2030(b)	120,000	123,922
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	120,000	122,094
Hess Midstream Operations L.P.
4.25%, 02/15/2030(b)	180,000	161,154
5.50%, 10/15/2030(b)	100,000	94,454
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 04/15/2030(b)	120,000	112,028
Kinetik Holdings L.P., 5.88%, 06/15/2030(b)	240,000	228,805
NuStar Logistics L.P., 6.38%, 10/01/2030	145,000	141,482
Parkland Corp. (Canada), 4.63%, 05/01/2030(b)	180,000	160,798
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)	120,000	120,113
Range Resources Corp., 4.75%, 02/15/2030(b)	120,000	109,544
Southwestern Energy Co., 5.38%, 03/15/2030	290,000	275,187
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	200,000	179,896
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(b)	175,000	158,141
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030(b)	240,000	235,714
Vermilion Energy, Inc. (Canada), 6.88%, 05/01/2030(b)	96,000	91,145
Vital Energy, Inc., 9.75%, 10/15/2030	120,000	120,356
		3,069,862

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Personal Care Products-1.59%
BellRing Brands, Inc., 7.00%, 03/15/2030(b)	$205,000	$208,657
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030(b)	185,000	186,104
		394,761
Pharmaceuticals-0.80%
AdaptHealth LLC, 5.13%, 03/01/2030(b)	135,000	107,576
Perrigo Finance Unlimited Co., 4.65%, 06/15/2030	100,000	89,306
		196,882
Real Estate Management & Development-1.38%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)	160,000	138,600
Kennedy-Wilson, Inc., 4.75%, 02/01/2030	150,000	114,799
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/2030(b)	130,000	87,622
		341,021
Residential REITs-0.32%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/2030(b)	95,000	79,332
Semiconductors & Semiconductor Equipment-0.84%
Entegris Escrow Corp., 5.95%, 06/15/2030(b)(d)	215,000	207,833
Software-3.36%
Capstone Borrower, Inc., 8.00%, 06/15/2030(b)	90,000	90,224
Gen Digital, Inc., 7.13%, 09/30/2030(b)	150,000	153,363
McAfee Corp., 7.38%, 02/15/2030(b)	495,000	428,004
NCR Voyix Corp., 5.25%, 10/01/2030(b)	70,000	61,595
RingCentral, Inc., 8.50%, 08/15/2030(b)	100,000	99,716
		832,902
Specialized REITs-1.19%
Iron Mountain, Inc., 5.25%, 07/15/2030(b)	320,000	293,765
Specialty Retail-1.34%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030	105,000	94,196
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	240,000	237,777
		331,973
	Principal Amount	Value
Trading Companies & Distributors-0.95%
Beacon Roofing Supply, Inc., 6.50%, 08/01/2030(b)	$150,000	$149,939
Boise Cascade Co., 4.88%, 07/01/2030(b)	95,000	86,526
		236,465
Wireless Telecommunication Services-0.35%
Ontario Gaming GTA L.P. (Canada), 8.00%, 08/01/2030(b)	86,000	86,928
Total U.S. Dollar Denominated Bonds & Notes (Cost $23,811,070)		24,211,001
	Shares
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(e)(f) (Cost $50,023)	50,023	50,023
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.02% (Cost $23,861,093)		24,261,024
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.77%
Invesco Private Government Fund, 5.32%(e)(f)(g)	122,369	122,369
Invesco Private Prime Fund, 5.55%(e)(f)(g)	314,454	314,580
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $436,918)		436,949
TOTAL INVESTMENTS IN SECURITIES-99.79% (Cost $24,298,011)		24,697,973
OTHER ASSETS LESS LIABILITIES-0.21%		52,175
NET ASSETS-100.00%		$24,750,148

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $20,528,548, which represented 82.94% of the Fund’s Net Assets.
(c)	Restricted security. The value of this security at November 30, 2023 represented less than 1% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at November 30, 2023.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$56,115	$408,376	$(414,468)	$-	$-	$50,023	$1,118
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
November 30, 2023
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$785,036	$(662,667)	$-	$-	$122,369	$429*
Invesco Private Prime Fund	-	1,167,225	(852,745)	31	69	314,580	892*
Total	$56,115	$2,360,637	$(1,929,880)	$31	$69	$486,972	$2,439

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.24%
Air Freight & Logistics-0.94%
GN Bondco, LLC, 9.50%, 10/15/2031(b)	$75,000	$71,320
Automobile Components-2.52%
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/2031	40,000	35,166
5.25%, 07/15/2031	40,000	34,725
United Rentals (North America), Inc., 3.88%, 02/15/2031	140,000	122,035
		191,926
Automobiles-0.77%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	70,000	58,510
Capital Markets-0.68%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)	70,000	51,528
Chemicals-1.79%
Ashland, Inc., 3.38%, 09/01/2031(b)	30,000	24,423
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031	60,000	48,189
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/2031(b)	50,000	44,281
W. R. Grace Holdings LLC, 7.38%, 03/01/2031(b)	20,000	19,538
		136,431
Commercial Services & Supplies-1.34%
Clean Harbors, Inc., 6.38%, 02/01/2031(b)	40,000	39,719
Ritchie Bros. Holdings, Inc. (Canada), 7.75%, 03/15/2031(b)	60,000	62,331
		102,050
Construction Materials-1.08%
Knife River Corp., 7.75%, 05/01/2031(b)	30,000	30,836
Williams Scotsman, Inc., 7.38%, 10/01/2031(b)	50,000	51,237
		82,073
Consumer Staples Distribution & Retail-0.50%
Ingles Markets, Inc., 4.00%, 06/15/2031(b)	20,000	16,813
Safeway, Inc., 7.25%, 02/01/2031	20,000	21,048
		37,861
Containers & Packaging-1.85%
Ball Corp., 3.13%, 09/15/2031	110,000	90,930
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	50,000	49,688
		140,618
Diversified Consumer Services-0.67%
Service Corp. International, 4.00%, 05/15/2031	60,000	51,173
Diversified Telecommunication Services-1.29%
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(b)	100,000	98,580
Electric Utilities-2.94%
NRG Energy, Inc., 3.63%, 02/15/2031(b)	130,000	106,403
Vistra Operations Co. LLC, 7.75%, 10/15/2031(b)	115,000	117,804
		224,207
Electrical Equipment-0.33%
Atkore, Inc., 4.25%, 06/01/2031(b)	30,000	25,518
Electronic Equipment, Instruments & Components-1.11%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	100,000	84,647
Energy Equipment & Services-0.86%
Permian Resources Operating LLC, 9.88%, 07/15/2031(b)	60,000	65,653
	Principal Amount	Value
Entertainment-2.93%
Light and Wonder International, Inc., 7.50%, 09/01/2031(b)	$60,000	$60,920
WMG Acquisition Corp., 3.00%, 02/15/2031(b)	100,000	82,713
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/2031(b)	80,000	79,701
		223,334
Financial Services-4.15%
Block, Inc., 3.50%, 06/01/2031	70,000	58,665
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031(b)	80,000	69,908
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(b)	60,000	52,962
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.88%, 03/01/2031(b)	160,000	134,524
		316,059
Food Products-0.91%
Post Holdings, Inc., 4.50%, 09/15/2031(b)	80,000	69,730
Ground Transportation-0.40%
XPO, Inc., 7.13%, 06/01/2031(b)	30,000	30,342
Health Care Providers & Services-6.05%
Community Health Systems, Inc., 4.75%, 02/15/2031(b)	130,000	95,511
DaVita, Inc., 3.75%, 02/15/2031(b)	190,000	148,900
Encompass Health Corp., 4.63%, 04/01/2031	30,000	26,354
Tenet Healthcare Corp.
6.75%, 05/15/2031(b)	140,000	140,332
6.88%, 11/15/2031	50,000	49,470
		460,567
Health Care REITs-1.28%
Diversified Healthcare Trust, 4.38%, 03/01/2031	60,000	42,294
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	90,000	55,576
		97,870
Hotels, Restaurants & Leisure-7.74%
Boyd Gaming Corp., 4.75%, 06/15/2031(b)	60,000	53,144
Churchill Downs, Inc., 6.75%, 05/01/2031(b)	40,000	39,354
Hilton Domestic Operating Co., Inc., 4.00%, 05/01/2031(b)	140,000	123,300
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.88%, 07/01/2031(b)	60,000	50,420
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/2031(b)	90,000	64,097
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)	100,000	96,510
Station Casinos LLC, 4.63%, 12/01/2031(b)	60,000	51,029
Yum! Brands, Inc., 3.63%, 03/15/2031	130,000	111,741
		589,595
Household Durables-1.61%
KB Home, 4.00%, 06/15/2031	50,000	42,331
Tempur Sealy International, Inc., 3.88%, 10/15/2031(b)	100,000	80,450
		122,781
Household Products-2.10%
Central Garden & Pet Co., 4.13%, 04/30/2031(b)	50,000	42,222
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Household Products-(continued)
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	$80,000	$66,774
Spectrum Brands, Inc., 3.88%, 03/15/2031(b)	60,000	51,259
		160,255
Independent Power and Renewable Electricity Producers-3.84%
Calpine Corp.
5.00%, 02/01/2031(b)	110,000	97,383
3.75%, 03/01/2031(b)	110,000	94,346
Clearway Energy Operating LLC, 3.75%, 02/15/2031(b)	120,000	100,505
		292,234
Interactive Media & Services-0.88%
Match Group Holdings II LLC, 3.63%, 10/01/2031(b)	40,000	32,725
Scripps Escrow II, Inc., 5.38%, 01/15/2031(b)	50,000	34,290
		67,015
IT Services-0.68%
Twilio, Inc., 3.88%, 03/15/2031	60,000	51,832
Machinery-0.22%
Hillenbrand, Inc., 3.75%, 03/01/2031	20,000	16,607
Marine Transportation-1.23%
Viking Cruises Ltd., 9.13%, 07/15/2031(b)	90,000	93,694
Media-12.69%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031(b)	275,000	229,576
7.38%, 03/01/2031(b)	140,000	140,154
CSC Holdings LLC
3.38%, 02/15/2031(b)	100,000	68,277
4.50%, 11/15/2031(b)	200,000	141,712
Gray Escrow II, Inc., 5.38%, 11/15/2031(b)	170,000	121,351
Lamar Media Corp., 3.63%, 01/15/2031	70,000	59,958
Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)	160,000	129,560
UPC Broadband Finco B.V. (Netherlands), 4.88%, 07/15/2031(b)	90,000	76,000
		966,588
Metals & Mining-2.98%
ATI, Inc., 5.13%, 10/01/2031	20,000	17,618
Cleveland-Cliffs, Inc., 4.88%, 03/01/2031(b)	40,000	34,413
Commercial Metals Co., 3.88%, 02/15/2031	40,000	34,013
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	70,000	56,560
Novelis Corp., 3.88%, 08/15/2031(b)	100,000	84,242
		226,846
Oil, Gas & Consumable Fuels-15.38%
Civitas Resources, Inc., 8.75%, 07/01/2031(b)	170,000	176,157
CNX Resources Corp., 7.38%, 01/15/2031(b)	60,000	59,671
CQP Holdco L.P./ BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031(b)	100,000	92,562
DT Midstream, Inc., 4.38%, 06/15/2031(b)	130,000	114,159
Energy Transfer L.P., 7.38%, 02/01/2031(b)	40,000	41,153
EQM Midstream Partners L.P., 4.75%, 01/15/2031(b)	140,000	124,776
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 02/01/2031(b)	80,000	74,152
Murphy Oil USA, Inc., 3.75%, 02/15/2031(b)	40,000	33,973
Northern Oil and Gas, Inc., 8.75%, 06/15/2031(b)	60,000	62,325
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 09/01/2031(b)	60,000	53,837
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/2031(b)	$130,000	$112,218
Venture Global LNG, Inc., 8.38%, 06/01/2031(b)	230,000	226,804
		1,171,787
Pharmaceuticals-2.07%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031(b)	200,000	157,546
Professional Services-0.53%
TriNet Group, Inc., 7.13%, 08/15/2031(b)	40,000	40,430
Real Estate Management & Development-1.86%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	40,000	40,128
Howard Hughes Corp. (The), 4.38%, 02/01/2031(b)	50,000	41,539
Kennedy-Wilson, Inc., 5.00%, 03/01/2031	80,000	60,110
		141,777
Software-0.90%
Open Text Holdings, Inc. (Canada), 4.13%, 12/01/2031(b)	80,000	68,409
Specialized REITs-0.91%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	80,000	69,326
Specialty Retail-3.26%
Gap, Inc. (The), 3.88%, 10/01/2031(b)	50,000	39,528
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	65,000	65,380
Lithia Motors, Inc., 4.38%, 01/15/2031(b)	70,000	60,376
Sonic Automotive, Inc., 4.88%, 11/15/2031(b)	60,000	50,518
Valvoline, Inc., 3.63%, 06/15/2031(b)	40,000	32,874
		248,676
Technology Hardware, Storage & Peripherals-0.87%
Seagate HDD Cayman
4.13%, 01/15/2031	40,000	34,288
8.50%, 07/15/2031(b)	30,000	32,084
		66,372
Textiles, Apparel & Luxury Goods-1.87%
Crocs, Inc., 4.13%, 08/15/2031(b)	20,000	16,362
Hanesbrands, Inc., 9.00%, 02/15/2031(b)	80,000	75,489
Levi Strauss & Co., 3.50%, 03/01/2031(b)	60,000	50,290
		142,141
Wireless Telecommunication Services-2.23%
VMED O2 UK Financing I PLC (United Kingdom)
4.25%, 01/31/2031(b)	100,000	84,104
4.75%, 07/15/2031(b)	100,000	85,503
		169,607
Total U.S. Dollar Denominated Bonds & Notes (Cost $7,332,636)		7,483,515
	Shares
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(c)(d) (Cost $13,149)	13,149	13,149
TOTAL INVESTMENTS IN SECURITIES-98.41% (Cost $7,345,785)		7,496,664
OTHER ASSETS LESS LIABILITIES-1.59%		121,330
NET ASSETS-100.00%		$7,617,994

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
November 30, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $6,419,392, which represented 84.27% of the Fund’s Net Assets.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$201,892	$(188,743)	$-	$-	$13,149	$573

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2023 Municipal Bond ETF (BSMN)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-10.93%
Alaska-0.28%
Alaska Housing Finance Corp., Series 2001 A, VRD RB(a)	3.35%	12/01/2030	$300	$300,000
California-2.30%
California (State of), Series 2013, GO Bonds(b)(c)	5.00%	12/13/2023	105	105,047
California (State of), Series 2013, GO Bonds(b)(c)	5.25%	12/13/2023	1,000	1,000,473
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB	5.00%	12/01/2023	245	245,000
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2023	25	25,000
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2023	500	500,000
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB(b)(c)	5.00%	12/06/2023	550	550,055
				2,425,575
Colorado-0.79%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2022, Ref. GO Bonds	5.00%	12/01/2023	25	25,000
Adams 12 Five Star Schools, Series 2012, Ref. GO Bonds	4.00%	12/15/2023	185	185,048
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2023	575	575,309
Denver City & County School District No. 1, Series 2005 A, Ref. GO Bonds, (INS - NATL)(d)	5.50%	12/01/2023	50	50,000
				835,357
Illinois-0.10%
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2023	50	50,000
McLean & Woodford Counties Community Unit School District No. 5, Series 2017 A, Ref. GO Bonds	4.00%	12/01/2023	55	55,000
				105,000
Indiana-0.14%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2019, Ref. RB	5.00%	12/01/2023	150	150,000
Maryland-0.24%
Maryland (State of) Department of Transportation (Third Issue), Series 2015, RB	5.00%	12/15/2023	140	140,077
Montgomery (County of), MD, Series 2015 B, GO Bonds	5.00%	12/01/2023	110	110,000
				250,077
Massachusetts-1.90%
Massachusetts (Commonwealth of), Series 2019 E, Ref. GO Bonds	3.00%	12/01/2023	2,000	2,000,000
Michigan-0.07%
Michigan (State of) (Environmental Program), Series 2016 A, GO Bonds	5.00%	12/01/2023	40	40,000
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2023	35	35,000
				75,000
Mississippi-0.95%
Mississippi (State of), Series 2013 B, GO Bonds(b)(c)	5.00%	12/01/2023	1,000	1,000,000
Missouri-0.03%
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2023	35	35,000
Nevada-0.02%
Nevada (State of), Series 2014, RB	5.00%	12/01/2023	25	25,000
New Jersey-0.84%
Essex (County of), NJ Improvement Authority, Series 2017, Ref. RB	2.00%	12/15/2023	35	34,980
New Jersey (State of) Transportation Trust Fund Authority, Series 2005 B, RB, (INS - AMBAC)(d)	5.25%	12/15/2023	55	55,029
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.50%	12/15/2023	150	150,089
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.00%	12/15/2023	315	315,140
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.25%	12/15/2023	325	325,169
				880,407
New York-1.43%
New York & New Jersey (States of) Port Authority, Series 2013 179, RB(b)(c)	5.00%	12/14/2023	215	215,101
New York & New Jersey (States of) Port Authority, Series 2013 179, RB(b)(c)	5.00%	12/14/2023	500	500,236
New York & New Jersey (States of) Port Authority, Series 2013 179, RB(b)(c)	5.00%	12/14/2023	50	50,023
New York & New Jersey (States of) Port Authority, Series 2013 179, RB(b)(c)	5.00%	12/14/2023	10	10,005
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2023	100	100,000
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-2, Ref. RB(b)(c)	5.00%	12/15/2023	330	330,171
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-2, RB(b)(c)	5.00%	12/15/2023	100	100,052
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD, RB(b)(c)	5.00%	12/15/2023	$100	$100,052
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2025	100	100,052
				1,505,692
Ohio-0.29%
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(d)	5.25%	12/01/2023	10	10,000
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2023	10	10,000
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2023	50	50,028
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2023	115	115,063
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University), Series 2016, Ref. RB(b)	5.00%	12/01/2023	100	100,000
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2015 A, RB	5.00%	12/01/2023	20	20,000
				305,091
South Carolina-1.32%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2013, Ref. RB(b)(c)	4.00%	12/01/2023	525	525,000
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2013, Ref. RB(b)(c)	5.00%	12/01/2023	45	45,000
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2013, Ref. RB(b)(c)	5.00%	12/01/2023	825	825,000
				1,395,000
Texas-0.19%
Hidalgo (County of), TX Regional Mobility Authority, Series 2013, Ref. RB(b)(c)	5.00%	12/01/2023	100	100,000
Texas (State of) Veterans Land Board, Series 2011C, VRD Ref. GO Bonds(a)	3.30%	06/01/2042	100	100,000
				200,000
Washington-0.04%
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2023	40	40,000
TOTAL INVESTMENTS IN SECURITIES(e)-10.93% (Cost $11,529,885)				11,527,199
OTHER ASSETS LESS LIABILITIES-89.07%				93,942,618
NET ASSETS-100.00%				$105,469,817

Investment Abbreviations:
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2023.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2024 Municipal Bond ETF (BSMO)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.00%
Alabama-0.95%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2015, RB(a)(b)	3.00%	09/01/2024	$400	$398,800
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2024	450	455,773
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2024	900	911,546
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2024	45	45,037
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2026	100	100,957
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2027	30	30,289
Jefferson (County of), AL, Series 2018 A, Ref. GO Wts.	5.00%	04/01/2024	100	100,549
				2,042,951
Alaska-0.47%
North Slope (Borough of), AK, Series 2020 A, GO Bonds	5.00%	06/30/2024	1,000	1,009,780
Arizona-1.73%
Arizona (State of) Department of Transportation, Series 2015, Ref. RB(a)(b)	5.00%	07/01/2024	255	257,302
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital), Series 2014, Ref. RB	5.00%	12/01/2029	500	506,159
Arizona (State of) Transportation Board (Maricopa County Regional Area Road Fund), Series 2018, RB	5.00%	07/01/2024	1,000	1,010,970
Chandler (City of), AZ, Series 2014, Ref. GO Bonds	5.00%	07/01/2024	150	151,688
Chandler (City of), AZ, Series 2014, Ref. GO Bonds(a)(b)	5.00%	07/01/2024	1,000	1,010,455
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2029	145	145,010
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2026	500	504,685
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2027	40	40,370
Phoenix Civic Improvement Corp., Series 2018 B, Ref. RB	5.00%	07/01/2024	100	101,051
				3,727,690
Arkansas-0.28%
Little Rock (City of), AR, Series 2014, RB	4.00%	07/01/2041	100	96,073
Pulaski (County of), AR Public Facilities Board, Series 2014, RB(a)(b)	5.00%	12/01/2024	500	507,720
				603,793
California-19.34%
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB(a)(b)	5.00%	05/01/2024	175	176,431
Anaheim Union High School District, Series 2015, GO Bonds	4.00%	08/01/2040	60	60,064
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 F, Ref. RB(a)(b)	5.00%	04/01/2024	50	50,348
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 S-6, RB(a)(b)	5.00%	10/01/2024	50	50,819
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2024	500	503,264
California (State of), Series 2014, GO Bonds(a)(b)	5.00%	12/13/2023	225	225,107
California (State of), Series 2014, GO Bonds	5.00%	05/01/2024	2,560	2,581,868
California (State of), Series 2014, GO Bonds	5.00%	10/01/2024	100	101,548
California (State of), Series 2014, GO Bonds	5.00%	05/01/2032	1,000	1,005,810
California (State of), Series 2014, GO Bonds	5.00%	10/01/2039	1,595	1,608,504
California (State of), Series 2014, GO Bonds	5.00%	05/01/2044	100	100,390
California (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	12/13/2023	460	460,201
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2024	40	40,056
California (State of), Series 2014, Ref. GO Bonds	5.00%	11/01/2026	350	355,761
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2031	85	86,072
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2033	1,260	1,273,124
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2034	15	15,143
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2024	125	126,742
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2024	280	281,396
California (State of), Series 2016, GO Bonds	5.00%	09/01/2024	75	76,045
California (State of), Series 2016, GO Bonds	5.00%	09/01/2024	580	588,082
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2024	85	86,098
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2024	40	40,687
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2024	100	101,548
California (State of), Series 2019, GO Bonds	4.00%	10/01/2024	125	125,925
California (State of), Series 2019, GO Bonds	5.00%	10/01/2033	125	125,510
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2024	35	35,237
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2024	1,760	1,771,894
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2033	735	738,001
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2036	1,500	1,505,394
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2037	500	501,765
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2020, GO Bonds	5.00%	11/01/2024	$900	$915,464
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2024	25	25,125
California (State of), Series 2021, GO Bonds	5.00%	10/01/2024	610	619,442
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2024	135	137,548
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2024	545	552,594
California (State of) (Bid Group B), Series 2016, Ref. GO Bonds	5.00%	08/01/2024	280	283,617
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2028	1,100	1,117,117
California (State of) Department of Water Resources (Central Valley), Series 2014 A, RB(a)(b)	5.00%	12/01/2024	195	198,968
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB(a)(b)	5.00%	12/01/2024	100	102,035
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB	5.00%	12/01/2024	35	35,726
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB(a)(b)	5.00%	12/01/2024	2,000	2,040,701
California (State of) Educational Facilities Authority (Pepperdine University), Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	40	40,814
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2024	120	122,281
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 A, RB	5.00%	10/01/2038	25	25,168
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2024	85	86,576
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2024	100	101,737
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	70	70,519
California (State of) Public Works Board (Vaious Capital), Series 2023 B, Ref. RB	5.00%	12/01/2024	250	254,645
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2024	5	5,084
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2024	70	71,072
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2026	100	101,327
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2029	400	404,984
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2031	1,000	1,010,330
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2033	100	101,026
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2034	115	116,070
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	4.50%	09/01/2035	100	100,347
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2039	100	100,660
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging), Series 2014, Ref. RB(a)(b)	5.00%	11/15/2024	340	346,412
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group), Series 2015, Ref. RB(a)(b)	5.00%	11/01/2024	1,000	1,013,136
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2014 B, Ref. RB(a)(b)	4.00%	07/01/2024	100	100,537
California State University, Series 2014 A, Ref. RB(a)(b)	5.00%	11/01/2024	250	254,815
California State University, Series 2014 A, Ref. RB(a)(b)	5.00%	11/01/2024	30	30,578
California State University, Series 2014 A, Ref. RB(a)(b)	5.00%	11/01/2024	60	61,156
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2024	50	50,945
Contra Costa (County of), CA Transportation Authority, Series 2015 A, Ref. RB	5.00%	03/01/2024	25	25,122
Contra Costa (County of), CA Water District, Series 2014 T, Ref. RB	5.00%	10/01/2026	180	183,092
East Bay Municipal Utility District, Series 2014 B, Ref. RB	5.00%	06/01/2024	375	378,885
Foothill-Eastern Transportation Corridor Agency, Series 2014 A, Ref. RB(a)(b)	6.00%	01/15/2024	50	50,160
Foothill-Eastern Transportation Corridor Agency, Series 2014 A, Ref. RB(a)(b)	6.00%	01/15/2024	1,040	1,043,319
Fremont Union High School District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	135	136,797
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2044	100	100,128
Kern Community College District, Series 2022 D, GO Bonds	5.00%	08/01/2024	15	15,205
Los Angeles (City of), CA Department of Water & Power, Series 2014 A, RB	5.00%	07/01/2039	180	181,133
Los Angeles (City of), CA Department of Water & Power, Series 2014 A, RB	5.00%	07/01/2044	235	236,200
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2033	600	605,622
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2039	125	125,759
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	200	200,976
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2024	5	5,053
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2024	40	40,494
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	200	202,502
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	4.00%	08/01/2024	25	25,163
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	20	20,274
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	50	50,649
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	40	40,519
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	$125	$126,623
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	190	192,467
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	625	633,114
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	200	202,597
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	60	60,779
Los Angeles Community College District, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2024	5	5,069
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2026	90	90,905
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2028	100	100,931
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2029	10	10,086
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2030	250	252,057
Los Angeles Unified School District, Series 2014 D, Ref. GO Bonds	5.00%	07/01/2024	25	25,297
Los Angeles Unified School District, Series 2014 D, Ref. GO Bonds	5.00%	07/01/2026	450	454,525
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2024	250	252,972
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2024	450	456,781
Metropolitan Water District of Southern California, Series 2017 A, Ref. RB	2.25%	07/01/2024	1,000	992,352
Metropolitan Water District of Southern California, Series 2017 B, Ref. RB	5.00%	08/01/2024	150	151,774
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2024	175	177,060
Natomas Unified School District (Election of 2014), Series 2015, GO Bonds	4.00%	08/01/2040	100	100,093
Ohlone Community College District, Series 2014 B, GO Bonds(a)(b)	4.00%	08/01/2024	20	20,150
Orange (County of), CA Sanitation District, Series 2015 A, Ref. RB	5.00%	02/01/2030	1,500	1,520,401
Orange (County of), CA Sanitation District, Series 2015 A, Ref. RB	5.00%	02/01/2035	1,000	1,011,307
Orange (County of), CA Transportation Authority (I-405 Improvement), Series 2021, RB(a)	4.00%	10/15/2024	500	504,559
Orange (County of), CA Transportation Authority (I-405 Improvement), Series 2021, RB(a)	5.00%	10/15/2024	500	508,791
Pomona Unified School District, Series 2015 F, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2039	100	100,889
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2024	15	15,134
San Bernardino (County of), CA (Captial Facilities), Series 1992 B, COP(a)	6.88%	08/01/2024	180	184,411
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2024	10	10,136
San Diego (County of), CA Regional Transportation Commission, Series 2014 A, RB(a)(b)	5.00%	04/01/2024	50	50,336
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2024	250	252,743
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 D, Ref. RB	5.00%	05/01/2024	25	25,200
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2024	115	117,132
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2024	35	35,416
San Francisco Community College District, Series 2015, Ref. GO Bonds	5.00%	06/15/2024	5	5,056
San Francisco Unified School District, Series 2015 F, GO Bonds	3.50%	06/15/2035	60	59,743
San Joaquin Delta Community College District (Election of 2004), Series 2014 C, GO Bonds(a)(b)	5.00%	08/01/2024	20	20,266
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2024	190	192,691
San Marcos Unified School District (Election of 2010), Series 2014 C, GO Bonds(a)(b)	5.00%	02/15/2024	25	25,094
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2024	500	503,281
Santa Clara Valley Water District, Series 2023, COP	4.00%	12/01/2024	65	65,569
Silicon Valley Clean Water (WIFIA Rescue), Series 2021 A, RN	0.25%	03/01/2024	90	88,916
Southern California Public Power Authority (Apex Power), Series 2014 A, RB	5.00%	07/01/2032	10	10,090
Southern California Public Power Authority (Apex Power), Series 2014 A, RB	5.00%	07/01/2037	200	200,987
Southern California Public Power Authority (Green Bonds), Series 2020, Ref. RB	5.00%	04/01/2024	255	255,384
Southern California Public Power Authority (Windy Point/Windy Flast), Series 2020, Ref. RB(a)(b)	5.00%	01/01/2024	390	390,525
Tuolumne (City of), CA Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2024	55	55,083
Twin Rivers Unified School District, Series 2014 A, GO Bonds(a)(b)	5.00%	02/01/2024	5	5,014
University of California, Series 2014 AM, RB	5.00%	05/15/2027	35	35,325
University of California, Series 2014 AM, RB	4.00%	05/15/2034	1,100	1,100,957
University of California, Series 2014 AM, RB	5.25%	05/15/2044	195	195,918
Washington Township Health Care District (Election of 2004), Series 2013 B, GO Bonds	5.00%	08/01/2043	250	250,684
Washington Township Health Care District (Election of 2012), Series 2013 A, GO Bonds	5.00%	08/01/2043	500	501,367
West Valley-Mission Community College District, Series 2022 B, GO Bonds	5.00%	08/01/2024	25	25,348
				41,693,827
Colorado-1.02%
Adams 12 Five Star Schools, Series 2014 B, Ref. GO Bonds	5.00%	12/15/2026	35	35,674
Colorado (State of), Series 2013 I, COP(a)(b)	5.00%	03/15/2024	470	472,407
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2024	40	40,774
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2013 A, RB(a)(b)	5.00%	01/01/2024	1,150	1,151,459
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2024	140	140,167
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Regional Transportation District, Series 2013 A, Ref. COP	5.00%	06/01/2024	$110	$110,129
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2024	35	35,619
Denver City & County School District No 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2026	15	15,255
Denver City & County School District No 1, Series 2022 A, GO Bonds	5.00%	12/01/2024	55	56,016
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2024	45	45,832
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2027	25	25,401
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2024	30	30,571
University of Colorado, Series 2017 A-2, Ref. RB	3.25%	06/01/2037	35	31,890
				2,191,194
Connecticut-1.51%
Connecticut (State of), Series 2014 A, GO Bonds	5.00%	03/01/2026	500	502,105
Connecticut (State of), Series 2014 A, GO Bonds	5.00%	03/01/2027	100	100,415
Connecticut (State of), Series 2014 A, GO Bonds	4.00%	03/01/2034	5	5,001
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2033	45	45,353
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2024	90	90,624
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2024	475	482,547
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	01/01/2024	300	300,413
Connecticut (State of) (Green Bonds), Series 2014 G, GO Bonds	5.00%	11/15/2028	100	101,560
Connecticut (State of) (Transportation Infrastructure), Series 2014 A, RB	5.00%	09/01/2026	75	76,023
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2024	10	10,110
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2014 E, RB	5.00%	07/01/2042	500	501,296
Connecticut (State of) Health & Educational Facilities Authority (Yale New Haven Health), Series 2014 E, RB	5.00%	07/01/2024	200	201,771
Hartford (County of), CT Metropolitan District (Green Bonds), Series 2014 A, RB(a)(b)	5.00%	11/01/2024	725	737,457
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2024	100	100,194
				3,254,869
District of Columbia-0.91%
District of Columbia, Series 2014 A, Ref. RB	5.00%	12/01/2024	35	35,626
District of Columbia, Series 2014 C, GO Bonds(a)	5.00%	06/01/2031	20	20,174
District of Columbia, Series 2014 C, GO Bonds(a)	5.00%	06/01/2032	35	35,304
District of Columbia, Series 2014 D, Ref. GO Bonds(a)	5.00%	06/01/2032	400	403,479
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2024	225	227,111
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2024	115	116,916
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2024	55	55,811
District of Columbia (Georgetown University), Series 2017, Ref. RB(a)	5.00%	04/01/2024	1,015	1,020,732
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2024	50	50,586
				1,965,739
Florida-3.60%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	4.00%	12/01/2044	145	130,903
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	5.00%	12/01/2044	1,000	1,002,428
Brevard (County of), FL Health Facilities Authority (Health First, Inc.), Series 2014, Ref. RB(a)	5.00%	04/01/2033	1,000	1,003,693
Broward (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	07/01/2024	105	106,092
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2024	100	101,120
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2024	1,000	1,009,381
Florida (State of) (Capital Outlay), Series 2015 A, Ref. GO Bonds	5.00%	06/01/2026	165	166,782
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2024	65	65,676
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2015 A, RB	5.00%	10/01/2044	500	501,747
Jacksonville (City of), FL, Series 2022 A, Ref. RB	5.00%	10/01/2024	1,000	1,015,807
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2015, RB	4.00%	11/01/2040	155	142,773
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2028	25	25,335
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2030	30	30,400
Miami (City of) & Dade (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	05/01/2024	100	100,630
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	02/01/2040	100	100,130
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2028	1,270	1,285,387
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	110	111,364
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	3.00%	07/01/2030	25	24,939
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	4.00%	07/01/2034	$25	$25,012
Miami-Dade (County of), FL Expressway Authority, Series 2014 A, RB	5.00%	07/01/2039	500	500,636
Orlando (City of), FL Utilities Commission, Series 2013 A, Ref. RB	5.00%	10/01/2024	120	121,818
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2024	185	187,894
				7,759,947
Georgia-1.34%
Atlanta (City of), GA, Series 2014 A, Ref. RB(a)(b)	5.00%	01/01/2024	100	100,112
Atlanta (City of), GA, Series 2014 A, Ref. RB(a)(b)	5.00%	01/01/2024	50	50,056
Atlanta (City of), GA, Series 2014 A, Ref. RB(a)(b)	5.00%	01/01/2024	1,150	1,151,283
Atlanta (City of), GA, Series 2014 A, Ref. RB(a)(b)	5.00%	01/01/2024	45	45,050
Atlanta (City of), GA, Series 2015, GO Bonds(a)(b)	4.75%	12/01/2024	270	274,654
Atlanta (City of), GA, Series 2015, GO Bonds(a)(b)	5.00%	12/01/2024	50	50,983
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2024	115	117,017
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2024	20	20,287
Georgia (State of), Series 2014 A-2, GO Bonds	4.00%	02/01/2026	10	10,014
Georgia (State of), Series 2014 A-2, GO Bonds	5.00%	02/01/2027	20	20,059
Georgia (State of), Series 2016 A-1, GO Bonds	5.00%	02/01/2024	70	70,210
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	5.00%	01/01/2024	60	60,085
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	5.00%	07/01/2024	130	131,463
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2024	15	15,296
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2024	45	45,064
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2024	320	323,602
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2024	10	10,129
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2024	40	40,224
Georgia (State of) (Tranche 1), Series 2015 A, GO Bonds	5.00%	02/01/2024	55	55,165
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2024	175	176,970
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	3.00%	10/01/2043	155	123,075
				2,890,798
Hawaii-0.26%
Hawaii (State of), Series 2014 EO, GO Bonds	5.00%	08/01/2029	215	216,954
Hawaii (State of), Series 2015 EY, Ref. GO Bonds	5.00%	10/01/2024	50	50,774
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2024	115	116,780
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2024	75	76,161
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2024	50	50,774
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2024	40	40,053
				551,496
Idaho-0.07%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2014 A, RB	5.00%	03/01/2044	150	150,004
Illinois-6.18%
Chicago (City of), IL, Series 2008, Ref. RB(a)	5.00%	01/01/2024	90	90,100
Chicago (City of), IL, Series 2008, Ref. RB	5.00%	01/01/2024	160	160,161
Chicago (City of), IL, Series 2014, RB	5.00%	01/01/2039	1,000	1,000,282
Chicago (City of), IL, Series 2014, RB	5.00%	11/01/2044	1,000	1,002,925
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2024	25	25,015
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2024	150	150,183
Chicago (City of), IL (O’Hare International Airport), Series 2017 E, RB	5.00%	01/01/2024	60	60,073
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,016,812
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2015 C, GO Bonds	5.00%	12/01/2027	30	30,440
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2015 C, GO Bonds	5.00%	12/01/2028	145	147,069
Chicago (City of), IL Midway International Airport, Series 2014 B, Ref. RB(a)(b)	5.00%	02/06/2024	150	150,375
Chicago (City of), IL Park District, Series 2013 A, GO Bonds(a)(b)	5.75%	01/01/2024	100	100,186
Chicago (City of), IL Transit Authority, Series 2014, RB	5.25%	12/01/2049	545	545,290
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2024	285	287,586
Illinois (State of), Series 2013, RB	5.00%	06/15/2024	1,545	1,548,592
Illinois (State of), Series 2014, GO Bonds	5.00%	02/01/2024	200	200,395
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2024	50	50,268
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2027	10	10,016
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2028	10	10,018
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2029	$210	$210,077
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2030	100	100,034
Illinois (State of), Series 2014, GO Bonds	5.00%	02/01/2039	100	99,999
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2039	1,020	1,020,135
Illinois (State of), Series 2014, GO Bonds, (INS - AGM)(c)	4.25%	05/01/2034	20	19,861
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2024	20	20,039
Illinois (State of), Series 2018 A, GO Bonds	4.00%	05/01/2024	150	150,189
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2024	50	50,153
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2024	500	503,764
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	25	25,267
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	30	30,321
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	5.00%	01/01/2024	150	150,180
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	5.00%	07/01/2024	10	10,097
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2024	20	20,024
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2024	120	121,838
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2026	35	35,429
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2027	1,500	1,516,803
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2029	40	40,393
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2024	230	232,194
Illinois (State of) Toll Highway Authority, Series 2014 B, RB	5.00%	01/01/2036	1,000	1,000,785
Illinois (State of) Toll Highway Authority, Series 2014 D, Ref. RB	5.00%	01/01/2024	200	200,275
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2024	60	60,069
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2024	500	500,573
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2024	90	90,295
University of Illinois, Series 2014 A, RB	5.00%	04/01/2044	500	500,340
Winnebago & Boone Counties School District No. 205 Rockford, Series 2015 B, GO Bonds	4.00%	02/01/2035	25	25,015
				13,319,935
Indiana-0.33%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2024	10	10,188
Indiana (State of) Finance Authority (Green Bonds), Series 2015 B, Ref. RB	5.00%	02/01/2024	20	20,059
Indiana (State of) Finance Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	02/01/2024	100	100,294
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2024	25	25,383
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.), Series 2016 A, Ref. RB	3.13%	12/01/2024	550	546,089
				702,013
Iowa-0.03%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2024	55	55,462
Kansas-0.07%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2024	45	45,601
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	3.00%	09/01/2024	25	24,892
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	09/01/2024	55	55,742
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2024	15	15,106
				141,341
Kentucky-0.10%
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2024	50	50,787
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2014 A, RB	4.00%	05/15/2045	25	24,047
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2017 B, Ref. RB	5.00%	05/15/2024	150	151,281
				226,115
Louisiana-1.77%
Louisiana (State of), Series 2014 B, Ref. RB(a)(b)	4.00%	05/01/2024	1,000	1,002,730
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Commission), Series 2014 A, RB(a)(b)	4.38%	02/01/2024	1,050	1,051,896
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2014 A, RB(a)(b)	5.00%	02/01/2024	70	70,195
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS Act 360), Series 2014, RB(a)(b)	5.00%	10/01/2024	1,000	1,014,332
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS ACT 360), Series 2014, RB(a)(b)	5.00%	10/01/2024	$125	$126,791
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program), Series 2014, Ref. RB	5.00%	06/01/2024	5	5,043
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program), Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	290	292,451
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	150	151,305
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	15	15,261
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	30	30,522
Shreveport (City of), LA, Series 2014 B, RB	4.00%	12/01/2038	55	52,463
				3,812,989
Maine-0.58%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2015, RB(a)(b)	4.00%	07/01/2024	210	210,890
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2015, RB(a)(b)	5.00%	07/01/2024	1,000	1,009,883
Maine (State of) Municipal Bond Bank, Series 2015 A, Ref. RB	5.00%	09/01/2024	20	20,270
				1,241,043
Maryland-3.29%
Baltimore (City of), MD (Wastewater), Series 2013 C, RB(a)(b)	5.00%	01/01/2024	1,080	1,081,412
Baltimore (City of), MD (Water), Series 2013 A, RB(a)(b)	5.00%	01/01/2024	45	45,059
Baltimore (City of), MD (Water), Series 2013 B, Ref. RB(a)(b)	5.00%	01/01/2024	500	500,615
Howard (County of), MD, Series 2017 B, Ref. GO Bonds	5.00%	02/15/2024	100	100,366
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2027	120	120,150
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2029	300	300,386
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2030	25	25,033
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2024	1,030	1,043,913
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2024	20	20,113
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2024	10	10,135
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2024	1,630	1,652,018
Maryland (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	65	65,878
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2024	35	35,197
Maryland (State of), Series 2020 C, Ref. GO Bonds	5.00%	08/01/2024	50	50,675
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2027	525	526,193
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2029	100	100,237
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2024	45	45,634
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2014, Ref. RB	5.00%	10/01/2045	100	100,260
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	40	40,669
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	180	183,012
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	100	101,673
Montgomery (County of), MD, Series 2014 B, Ref. GO Bonds	5.00%	11/01/2024	10	10,176
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2024	400	405,062
Prince George’s (County of), MD, Series 2014 A, GO Bonds	4.00%	09/01/2024	530	533,689
				7,097,555
Massachusetts-2.77%
Massachusetts (Commonwealth of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2024	200	202,492
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	4.00%	03/01/2041	30	29,995
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2024	45	45,489
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2024	175	178,038
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2031	320	323,753
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2024	1,000	1,010,855
Massachusetts (Commonwealth of), Series 2021 B, Ref. GO Bonds	5.00%	11/01/2024	500	508,681
Massachusetts (Commonwealth of) (Accelerated Bridge Program), Series 2014 A, RB	5.00%	06/01/2044	985	987,760
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2024	1,010	1,020,906
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2006, Ref. RB	5.00%	08/01/2024	100	101,312
Massachusetts (Commonwealth of) College Building Authority (Green Bonds), Series 2014 B, RB(a)(b)	5.00%	05/01/2024	285	287,039
Massachusetts (Commonwealth of) Development Finance Agency (Baystate Medical Center), Series 2014 N, RB	5.00%	07/01/2044	500	501,285
Massachusetts (Commonwealth of) Development Finance Agency (Children’s Hospital), Series 2014 P, RB(a)(b)	5.00%	10/01/2024	20	20,311
Massachusetts (Commonwealth of) Federal Highway (Garvee), Series 2014 A, RB	5.00%	06/15/2024	525	530,122
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB(a)(b)	5.00%	02/15/2024	$200	$200,694
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2024	25	25,318
				5,974,050
Michigan-1.84%
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2024	135	135,704
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2024	225	226,543
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	85	85,964
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	35	35,397
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	115	116,305
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	300	303,404
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2024	150	152,297
Michigan (State of) Finance Authority (Detroit Distributable State Aid Fouth Lien and UTGO Refunding), Series 2016 C-3, Ref. RB	5.00%	04/01/2024	160	160,820
Michigan (State of) Finance Authority (Detroit regional Convention facility Authority), Series 2014 H-1, Ref. RB	5.00%	10/01/2039	500	502,239
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2027	1,000	1,007,035
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2030	20	20,112
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2032	20	20,107
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 D-2, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2024	830	836,311
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 D-4, Ref. RB	5.00%	07/01/2030	50	50,267
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 D-4, Ref. RB	5.00%	07/01/2031	30	30,155
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2024	20	20,242
Royal Oak (City of), MI Hospital Finance Authority (Beaumont Health Credit Group), Series 2014 D, Ref. RB(a)(b)	5.00%	03/01/2024	70	70,274
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2024	85	85,524
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2014 B, RB	5.00%	12/01/2044	100	100,426
				3,959,126
Minnesota-1.63%
Metropolitan Council, Series 2021 B, GO Bonds	5.00%	12/01/2024	1,000	1,019,169
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2014 A, Ref. RB(a)(b)	5.00%	01/01/2024	100	100,108
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2014 A, Ref. RB(a)(b)	5.00%	01/01/2024	275	275,296
Minnesota (State of), Series 2014 A, GO Bonds	5.00%	08/01/2026	1,000	1,010,588
Western Minnesota Municipal Power Agency, Series 2014 A, RB(a)(b)	4.00%	01/01/2024	1,000	1,000,303
Western Minnesota Municipal Power Agency, Series 2014 A, RB(a)(b)	5.00%	01/01/2024	100	100,104
				3,505,568
Mississippi-0.01%
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2024	15	15,226
Missouri-1.00%
Curators of the University of Missouri (The), Series 2014 A, Ref. RB	5.00%	11/01/2024	15	15,250
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2024	30	30,498
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2027	75	76,151
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2030	10	10,123
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2031	100	101,173
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	5.00%	11/15/2034	50	50,666
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.00%	11/15/2045	335	317,501
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	5.00%	11/15/2045	400	400,200
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB(a)(b)	4.00%	06/01/2024	190	190,687
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB(a)(b)	5.00%	06/01/2024	10	10,085
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB(a)(b)	5.00%	06/01/2024	25	25,211
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2024	590	594,654
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2024	$25	$25,290
St. Louis (City of), MO, Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2024	310	312,958
				2,160,447
Nebraska-0.18%
Nebraska (State of) Public Power District, Series 2021 C, Ref. RB	5.00%	01/01/2024	145	145,183
Omaha (City of), NE Public Power District, Series 2014 AA, Ref. RB(a)(b)	5.00%	02/01/2024	120	120,324
Omaha (City of), NE Public Power District, Series 2015 B, Ref. RB(a)(b)	5.00%	08/01/2024	60	60,700
Omaha (City of), NE Public Power District, Series 2015 B, Ref. RB	4.00%	02/01/2039	10	10,002
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2024	45	45,123
				381,332
Nevada-1.20%
Clark (County of), NV, Series 2016, Ref. RB	5.00%	07/01/2024	120	121,186
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2024	100	101,011
Clark (County of), NV Department of Aviation, Series 2014 A-2, Ref. RB	5.00%	07/01/2029	500	503,947
Clark (County of), NV Department of Aviation, Series 2014 A-2, Ref. RB	5.00%	07/01/2033	75	75,502
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2024	30	30,267
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2024	75	75,669
Las Vegas Valley Water District, Series 2015 B, Ref. GO Bonds	5.00%	12/01/2024	175	178,200
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2033	30	30,490
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2039	95	96,059
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2024	60	60,534
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2024	1,290	1,315,871
				2,588,736
New Jersey-3.85%
New Jersey (State of), Series 2014, GO Bonds	5.00%	06/01/2024	100	100,914
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2024	310	312,832
New Jersey (State of) Economic Development Authority, Series 2012 II, Ref. RB	3.00%	03/01/2024	60	59,931
New Jersey (State of) Economic Development Authority, Series 2014 PP, Ref. RB(a)(b)	5.00%	06/15/2024	185	186,637
New Jersey (State of) Economic Development Authority, Series 2014 UU, RB(a)	5.00%	06/15/2026	75	75,585
New Jersey (State of) Economic Development Authority, Series 2014, RB(a)	5.00%	06/15/2040	150	151,169
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2014 A, RB	5.00%	07/01/2044	400	400,803
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2014, RB	5.00%	06/15/2026	1,000	1,008,576
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2024	500	504,542
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	5.00%	07/01/2024	95	95,944
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2013, Ref. RB(a)(b)	5.00%	01/01/2024	15	15,018
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2013, Ref. RB	5.00%	07/01/2028	235	235,219
New Jersey (State of) Transportation Trust Fund Authority, Series 2009 D, RB	5.00%	06/15/2032	1,130	1,140,202
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.00%	12/15/2024	25	25,413
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2026	100	100,543
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2038	800	801,664
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	4.25%	06/15/2044	150	147,932
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2044	1,000	1,001,267
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2024	25	25,438
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2024	1,000	1,008,913
New Jersey (State of) Turnpike Authority, Series 2014 A, RB(a)(b)	5.00%	07/01/2024	100	101,074
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2027	100	100,736
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2030	125	125,768
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2033	35	35,206
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2034	445	447,574
South Jersey Transportation Authority, Series 2014 A, Ref. RB	5.00%	11/01/2039	100	100,280
				8,309,180
New Mexico-0.37%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2024	600	602,700
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2024	115	115,517
New Mexico (State of) Finance Authority, Series 2014 B-1, Ref. RB	5.00%	06/15/2027	15	15,118
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico-(continued)
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2024	$25	$25,274
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 B, Ref. RB	4.00%	07/01/2024	50	50,266
				808,875
New York-16.25%
Dobbs Ferry Local Development Corp. (Mercy College), Series 2014, RB	5.00%	07/01/2044	105	105,146
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2021, Ref. RB	5.00%	05/01/2024	200	201,521
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2022, Ref. RB	5.00%	05/01/2024	100	100,760
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2044	455	457,160
Metropolitan Transportation Authority, Series 2005 B, RB, (INS - AMBAC)(c)	5.25%	11/15/2024	200	203,083
Metropolitan Transportation Authority, Series 2014 B, RB	5.25%	11/15/2044	1,355	1,358,306
Metropolitan Transportation Authority, Series 2014 C, RB	5.00%	11/15/2024	100	101,537
Metropolitan Transportation Authority, Subseries 2014 D-1, RB	5.25%	11/15/2044	100	100,519
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2024	15	15,265
Nassau (County of), NY, Series 2014 A, GO Bonds	5.00%	04/01/2024	50	50,310
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2024	55	55,887
New York & New Jersey (States of) Port Authority, One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2028	25	25,298
New York & New Jersey (States of) Port Authority, One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2033	100	101,154
New York & New Jersey (States of) Port Authority, One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2039	825	830,839
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2024	130	131,004
New York & New Jersey (States of) Port Authority, One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	155	155,019
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2024	125	127,082
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2024	20	20,234
New York (City of), NY, Series 2013 G, GO Bonds	5.00%	08/01/2024	125	125,378
New York (City of), NY, Series 2013 G, GO Bonds	5.00%	08/01/2025	50	50,162
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2024	15	15,191
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2027	40	40,399
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2028	350	352,921
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2029	50	50,352
New York (City of), NY, Series 2014 J, Ref. GO Bonds	5.00%	08/01/2030	1,400	1,408,048
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	25	25,318
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2024	145	146,845
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2024	25	25,318
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2024	1,000	1,012,721
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2024	55	55,700
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2024	10	10,127
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	10	10,127
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	20	20,254
New York (City of), NY, Series 2018 A, Ref. GO Bonds	5.00%	08/01/2024	95	96,208
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2024	235	237,989
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2024	1,000	1,012,721
New York (City of), NY, Subseries 2008 J-4, GO Bonds	5.00%	08/01/2024	60	60,763
New York (City of), NY, Subseries 2014 I-1, GO Bonds	5.00%	03/01/2027	200	200,705
New York (City of), NY, Subseries 2014 I-1, GO Bonds	5.00%	03/01/2036	15	15,023
New York (City of), NY Municipal Water Finance Authority, Series 2014 CC-1, RB	5.00%	06/15/2047	500	500,952
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, RB	5.00%	06/15/2035	500	501,837
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, Ref. RB	3.25%	06/15/2028	10	10,027
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, Ref. RB	5.00%	06/15/2028	200	201,804
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, Ref. RB	5.00%	06/15/2036	65	65,242
New York (City of), NY Municipal Water Finance Authority, Series 2014 EE, Ref. RB	5.00%	06/15/2036	100	100,373
New York (City of), NY Municipal Water Finance Authority, Series 2015 EE, Ref. RB	5.00%	06/15/2028	500	504,509
New York (City of), NY Municipal Water Finance Authority, Series 2015 EE, Ref. RB	5.00%	06/15/2045	10	10,022
New York (City of), NY Municipal Water Finance Authority, Series 2018 AA, Ref. RB	5.00%	06/15/2024	190	191,934
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-2, RB	5.00%	06/15/2026	1,200	1,220,643
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	4.00%	06/15/2024	160	160,793
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2026	75	76,290
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2026	25	25,430
New York (City of), NY Transitional Finance Authority, Series 2014 A-1, RB	5.00%	08/01/2034	1,045	1,051,820
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	11/01/2025	30	30,219
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2029	$710	$715,325
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2032	15	15,108
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2033	170	171,198
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2036	205	205,887
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2039	75	75,266
New York (City of), NY Transitional Finance Authority, Series 2014 D1, RB	5.00%	02/01/2038	1,000	1,000,712
New York (City of), NY Transitional Finance Authority, Series 2014 D-1, RB	5.00%	02/01/2031	15	15,025
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2024	65	66,117
New York (City of), NY Transitional Finance Authority, Series 2017 A-1, RB	5.00%	08/01/2024	340	344,125
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2024	80	81,375
New York (City of), NY Transitional Finance Authority, Series 2019 A-1, RB	5.00%	05/01/2024	35	35,260
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2024	300	305,155
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2024	200	201,550
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2029	1,370	1,376,235
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2031	1,080	1,084,827
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2033	50	50,213
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2024	50	50,607
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2024	105	106,274
New York (State of) Dormitory Authority, Series 2014 A, RB(a)(b)	5.00%	02/15/2024	15	15,057
New York (State of) Dormitory Authority, Series 2014 A, RB(a)(b)	5.00%	02/15/2024	100	100,347
New York (State of) Dormitory Authority, Series 2014 A, RB(a)	5.00%	03/15/2024	25	25,135
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2028	125	125,507
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	02/15/2029	350	350,840
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2030	400	401,601
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2031	310	311,232
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2032	460	461,181
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2033	100	100,243
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2034	325	325,588
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2035	95	95,172
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2029	1,000	1,003,467
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2030	50	50,171
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2031	500	501,691
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2032	15	15,050
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2033	225	225,742
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2039	2,000	2,003,617
New York (State of) Dormitory Authority, Series 2016 A, Ref. RB	5.00%	10/01/2024	25	25,387
New York (State of) Dormitory Authority, Series 2017 A, RB(a)	5.00%	03/15/2024	10	10,051
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)	5.00%	02/15/2024	25	25,094
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2024	20	20,219
New York (State of) Dormitory Authority, Series 2017 F, Ref. RB	5.00%	10/01/2024	55	55,851
New York (State of) Dormitory Authority, Series 2017 G, Ref. RB	5.00%	10/01/2024	490	497,143
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(a)	5.00%	03/15/2024	965	970,214
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2024	150	150,832
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2024	10	10,114
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2024	100	101,137
New York (State of) Thruway Authority, Series 2014 J, RB	5.00%	01/01/2036	300	300,183
New York (State of) Thruway Authority, Series 2014 J, RB	5.00%	01/01/2041	1,440	1,440,649
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2014, Ref. RB	5.00%	06/15/2024	25	25,272
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2014, Ref. RB	5.00%	06/15/2030	505	509,395
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2014, Ref. RB	5.00%	06/15/2031	400	403,418
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2024	100	101,087
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2024	50	50,543
New York State Urban Development Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	03/15/2024	95	95,497
New York State Urban Development Corp., Series 2014 A, Ref. RB	5.00%	03/15/2029	150	150,541
New York State Urban Development Corp., Series 2014 A, Ref. RB	5.00%	03/15/2030	200	200,665
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2014 A, Ref. RB	5.00%	03/15/2031	$200	$200,603
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2024	275	276,450
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	3.00%	10/15/2024	10	9,995
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	4.00%	10/15/2024	20	20,164
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	5.00%	10/15/2024	330	335,490
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	440	447,320
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	150	152,495
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	285	289,741
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	100	101,664
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	1,000	1,016,636
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGM)(c)	4.00%	02/01/2024	200	200,254
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2024	55	56,019
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2014 A, RB	5.00%	11/15/2044	1,000	1,002,950
				35,029,262
North Carolina-1.32%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	5.00%	01/15/2024	245	245,423
Guilford (County of), NC, Series 2017, Ref. GO Bonds	5.00%	03/01/2024	25	25,112
Mecklenburg (County of), NC, Series 2010, Ref. GO Bonds	4.00%	02/01/2024	155	155,212
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2024	105	107,023
Mecklenburg County Public Facilities Corp., Series 2017, Ref. RB	5.00%	02/01/2024	50	50,146
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2024	75	75,703
North Carolina (State of), Series 2014 C, Ref. RB	5.00%	05/01/2024	10	10,077
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2024	100	100,953
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2024	25	25,193
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2024	10	10,095
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2024	100	100,953
North Carolina (State of) Municipal Power Agency No. 1, Series 2015 A, Ref. RB	5.00%	01/01/2024	215	215,255
North Carolina (State of) Turnpike Authority, Series 2020 B, RB(a)	5.00%	02/01/2024	450	451,142
University of North Carolina at Greensboro, Series 2014, RB(a)	4.00%	04/01/2039	60	60,079
Wake (County of), NC, Series 2010 C, Ref. GO Bonds	5.00%	03/01/2024	135	135,611
Wake (County of), NC, Series 2014, GO Bonds	5.00%	09/01/2024	1,000	1,014,304
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2024	60	60,267
				2,842,548
Ohio-2.14%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2024	50	50,499
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2015 A, Ref. RB	5.00%	02/15/2026	55	55,145
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2024	685	687,505
Columbus (City of) OH, Series 2023 A, GO Bonds	5.00%	08/15/2024	35	35,475
Columbus (City of), OH, Series 2014, Ref. RB	5.00%	06/01/2027	125	127,249
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2024	100	100,620
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	4.00%	12/01/2024	50	50,405
Franklin (County of), OH Convention Facilities Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	195	198,202
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2024	100	101,730
Northeast Ohio Regional Sewer District, Series 2014, Ref. RB(a)(b)	5.00%	11/15/2024	115	116,953
Ohio (State of), Series 2014 R, GO Bonds(a)(b)	5.00%	05/01/2024	335	337,465
Ohio (State of), Series 2014 R, GO Bonds	5.00%	05/01/2029	1,200	1,208,193
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2024	10	10,144
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	12/15/2024	80	81,630
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2024	65	65,513
Ohio (State of), Series 2017 A, GO Bonds	5.00%	03/15/2030	40	40,161
Ohio (State of), Series 2017 A, GO Bonds	5.00%	03/15/2033	205	205,717
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	08/01/2024	1,000	1,012,786
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	09/15/2024	20	20,305
Ohio (State of) (Garvee), Series 2016 I, RB	5.00%	12/15/2024	5	5,099
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2014, RB	5.00%	12/01/2024	45	45,849
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	06/01/2024	10	10,092
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	12/01/2024	40	40,755
				4,607,492
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-0.42%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2024	$15	$15,075
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2019, RB	5.00%	06/01/2024	100	100,806
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2026	780	785,399
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2027	10	10,062
				911,342
Oregon-0.85%
Clackamas County School District No. 12 North Clackamas, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	10	10,096
Clackamas County School District No. 12 North Clackamas, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	1,015	1,024,781
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2024	430	434,241
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB	5.00%	11/15/2024	25	25,459
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB(a)(b)	5.00%	11/15/2024	25	25,413
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	4.00%	11/15/2024	20	20,164
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	35	35,611
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	30	30,523
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	195	198,402
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2014, GO Bonds(a)(b)	5.00%	06/15/2024	35	35,347
				1,840,037
Pennsylvania-3.17%
Commonwealth Financing Authority, Series 2015 B-1, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2024	60	60,490
Delaware (State of) River Port Authority, Series 2013, RB(a)(b)	5.00%	01/01/2024	1,000	1,001,269
Delaware Valley Regional Finance Authority, Series 2020 B, Ref. RB	5.00%	11/01/2024	5	5,079
Erie (City & County of), PA Water Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	125	127,175
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2024	150	150,787
Pennsylvania (Commonwealth of), First Series 2015, Ref. GO Bonds	5.00%	08/15/2024	1,000	1,013,354
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2024	100	101,500
Pennsylvania (Commonwealth of), Second Series 2013, GO Bonds	5.00%	10/15/2024	90	90,125
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2024	175	177,626
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2014 A, RB	4.00%	02/01/2040	1,000	962,318
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 C, Ref. RB	5.00%	08/15/2024	65	65,742
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 B, RB	5.25%	12/01/2039	325	328,007
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 C, RB(a)	5.00%	12/01/2039	1,275	1,289,669
Philadelphia (City of), PA, Series 2015 A, RB(a)(b)	5.00%	07/01/2024	200	202,091
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2024	150	152,236
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2024	100	101,043
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2014 A, RB(a)(b)	4.00%	07/01/2024	1,000	1,004,521
West View Municipal Authority, Series 2014, RB(a)(b)	4.00%	11/15/2024	10	10,077
				6,843,109
Rhode Island-0.05%
Rhode Island (State of), Series 2014 D, Ref. GO Bonds	5.00%	08/01/2024	75	75,964
Rhode Island (State of), Series 2014 D, Ref. GO Bonds	5.00%	08/01/2027	40	40,437
				116,401
South Carolina-0.53%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2013, Ref. RB(a)(b)	5.00%	12/01/2023	40	40,000
Horry County School District, Series 2016, GO Bonds	5.00%	03/01/2024	50	50,225
Piedmont Municipal Power Agency, Series 2017 B, Ref. RB	5.00%	01/01/2024	30	30,026
South Carolina (State of) Public Service Authority, Series 2014 A, RB	5.50%	12/01/2054	300	300,028
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2024	50	50,621
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2026	130	131,585
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2028	30	30,294
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2030	100	100,694
South Carolina (State of) Public Service Authority, Series 2015 B, Ref. RB	5.00%	12/01/2024	400	404,966
South Carolina (State of) Transportation Infrastructure Bank, Series 2015 A, Ref. RB	5.00%	10/01/2024	10	10,156
				1,148,595
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota-0.03%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2014, RB	4.13%	07/01/2041	$5	$4,750
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2014 B, RB	4.00%	11/01/2044	55	51,634
				56,384
Tennessee-0.16%
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013, Ref. GO Bonds	5.00%	07/01/2024	25	25,022
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	4.00%	07/01/2024	80	80,425
Shelby (County of), TN, Series 2012 A, Ref. GO Bonds	5.00%	03/01/2024	80	80,364
Tennessee (State of) School Bond Authority, Series 2014, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2024	80	81,331
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2024	70	71,165
				338,307
Texas-10.52%
Allen Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	135	135,472
Arlington Higher Education Finance Corp. (Lifeschool Dallas), Series 2014 A, RB(a)(b)	5.00%	08/15/2024	250	252,742
Austin (City of), TX, Series 2015, Ref. GO Bonds	5.00%	09/01/2024	35	35,490
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2024	5	5,086
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2024	1,000	1,012,000
Bexar (County of), TX, Series 2014, Ctfs. of Obligation(a)(b)	5.00%	06/15/2024	1,000	1,009,637
Bexar (County of), TX (Flood Control Tax), Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	85	85,797
Bexar (County of), TX (Venue), Series 2015, Ref. RB(a)(b)	4.00%	08/15/2024	1,200	1,206,212
Board of Regents of the University of Texas System, Series 2010 B, Ref. RB	5.00%	08/15/2024	10	10,133
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2024	25	25,334
Board of Regents of the University of Texas System, Series 2016 I, Ref. RB	5.00%	08/15/2024	35	35,467
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2024	50	50,668
Board of Regents of the University of Texas System, Series 2017 C, Ref. RB	5.00%	08/15/2024	35	35,467
Camino Real Regional Mobility Authority, Series 2014, RB	4.00%	06/01/2039	65	62,909
Camino Real Regional Mobility Authority, Series 2014, RB	4.00%	06/01/2044	200	183,695
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2024	500	508,050
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 B, Ref. RB	5.00%	11/01/2024	425	431,843
Dallas (City of) TX, Series 2021, Ref. GO Bonds	5.00%	02/15/2024	1,000	1,003,258
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2024	100	100,326
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2026	540	541,436
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2027	125	125,332
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	30	30,522
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	45	45,783
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	65	66,131
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2024	120	122,076
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds(a)(b)	4.00%	08/15/2024	35	35,193
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	40	40,494
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	40	40,529
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	125	125,452
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	1,000	1,003,617
Denton Independent School District, Series 2014 A, GO Bonds(a)(b)	5.00%	08/15/2024	100	101,201
Fort Worth Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	25	25,091
Goose Creek Consolidated Independent School District, Series 2014 C, Ref. GO Bonds(a)(b)	5.00%	02/15/2024	30	30,089
Harris (County of) & Houston (City of), TX Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2030	1,000	1,009,493
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2024	165	167,112
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2024	960	975,096
Houston (City of), TX, Series 2014 C, Ref. RB	5.00%	05/15/2026	55	55,406
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2024	35	35,619
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2028	55	55,847
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2024	45	45,796
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2024	40	40,708
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2024	$1,010	$1,014,372
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2030	1,000	1,001,183
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	10	10,004
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	15	15,053
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	105	105,373
Irving Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	50	50,173
Lone Star College System, Series 2015 B, Ref. GO Bonds	5.00%	02/15/2024	100	100,354
Mansfield Independent School District, Series 2014, GO Bonds(a)(b)	4.00%	02/15/2024	10	10,014
North Texas Tollway Authority, Series 2014 B, Ref. RB(a)(b)	5.00%	01/01/2024	500	500,539
North Texas Tollway Authority, Series 2014, Ref. RB	5.00%	01/01/2024	500	500,631
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2024	125	125,160
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2024	730	731,010
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB(a)(b)	4.00%	07/01/2024	150	150,755
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2024	15	15,164
Plano Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	135	135,494
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2024	250	250,889
San Antonio (City of), TX, Series 2012, Ref. RB	5.25%	02/01/2024	165	165,507
San Antonio (City of), TX, Series 2014, RB(a)(b)	5.00%	02/01/2024	600	601,475
San Antonio (City of), TX, Series 2014, RB(a)	5.00%	02/01/2044	1,000	1,000,984
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2024	70	70,188
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	200	202,601
Tarrant County Cultural Education Facilities Finance Corp., Series 2016 A, Ref. RB	5.00%	02/15/2024	150	150,453
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	370	375,151
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	1,100	1,115,315
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	1,000	1,013,923
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	285	286,656
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	100	100,581
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	65	65,378
Texas (State of), Series 2014, GO Bonds	5.00%	04/01/2026	20	20,099
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	4.00%	04/01/2024	90	90,235
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	04/01/2024	90	90,523
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	04/01/2024	110	110,639
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	04/01/2024	30	30,174
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2024	10	10,157
Texas (State of) (Water Financial Assistance), Subseries 2018 B-3, Ref. GO Bonds	5.00%	08/01/2024	30	30,374
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB	5.00%	08/15/2031	100	100,615
Texas (State of) Transportation Commission State Highway Fund, Series 2014 A, Ref. RB	5.00%	04/01/2024	435	437,655
Texas (State of) Transportation Commission State Highway Fund, Series 2014 A, Ref. RB(a)(b)	5.00%	04/01/2024	150	150,872
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2024	75	76,192
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2024	20	20,318
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2024	35	35,239
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2024	225	228,729
United Independent School District, Series 2014, GO Bonds(a)(b)	5.00%	08/15/2024	50	50,600
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2024	275	275,978
White Settlement Independent School District, Series 2014, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	45	45,494
White Settlement Independent School District, Series 2014, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	110	111,207
				22,687,089
Utah-0.26%
Utah (County of), UT (IHC Health Services, Inc.), Series 2014 A, RB	5.00%	05/15/2045	500	501,393
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2024	15	15,168
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2024	40	40,388
				556,949
Virginia-1.18%
Fairfax (County of), VA, Series 2014 B, Ref. GO Bonds	5.00%	10/01/2024	10	10,159
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.00%	10/01/2024	1,200	1,209,372
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of), Series 2013 B, GO Bonds	4.00%	06/01/2024	$100	$100,066
Virginia (Commonwealth of) College Building Authority, Series 2015 D, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	02/01/2024	80	80,248
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2024	340	340,168
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2024	10	10,031
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2020, RB	5.00%	02/01/2024	185	185,574
Virginia (Commonwealth of) Public Building Authority, Series 2014 C, Ref. RB	5.00%	08/01/2024	500	506,393
Virginia (Commonwealth of) Public School Authority, Series 2014 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2024	20	20,253
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2024	35	35,302
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2024	35	35,187
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2024	10	10,152
				2,542,905
Washington-2.77%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2024	10	10,171
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2024	80	80,855
Energy Northwest (Columbia Generating Station), Series 2014 A, Ref. RB	5.00%	07/01/2024	400	404,273
Energy Northwest (No. 1), Series 2014 C, Ref. RB	5.00%	07/01/2026	1,000	1,009,598
Energy Northwest (No. 1), Series 2014 C, Ref. RB	5.00%	07/01/2027	150	151,431
King County Rural Library District, Series 2012, Ref. GO Bonds	4.00%	12/01/2024	20	20,152
King County School District No 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2024	70	71,328
Seattle (City of), WA, Series 2015, Ref. RB	5.00%	05/01/2024	150	151,134
Seattle (Port of), WA, Series 2015 A, RB	5.00%	04/01/2040	500	502,562
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2024	200	203,794
Washington (State of), Series 2014 B, Ref. GO Bonds	5.00%	07/01/2024	30	30,331
Washington (State of), Series 2014 D, GO Bonds(a)(b)	5.00%	02/16/2024	200	200,684
Washington (State of), Series 2014 D, GO Bonds(a)(b)	5.00%	02/16/2024	100	100,342
Washington (State of), Series 2014 D, GO Bonds(a)(b)	5.00%	02/16/2024	150	150,513
Washington (State of), Series 2014 R, Ref. GO Bonds	4.00%	07/01/2026	45	45,186
Washington (State of), Series 2014, GO Bonds(a)(b)	5.00%	02/16/2024	500	501,709
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2024	175	177,215
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2037	350	352,634
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2024	20	20,221
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2024	190	192,404
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2024	1,400	1,417,718
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014 D, Ref. RB	5.00%	10/01/2038	155	155,652
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014 D, Ref. RB	5.00%	10/01/2041	25	25,048
				5,974,955
West Virginia-0.12%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2024	10	10,129
West Virginia University, Series 2014 A, RB(a)(b)	5.00%	10/01/2024	250	253,685
				263,814
Wisconsin-1.55%
Wisconsin (State of), Series 2015 C, GO Bonds(a)(b)	5.00%	05/01/2024	1,000	1,007,358
Wisconsin (State of), Series 2016 2, Ref. GO Bonds	5.00%	11/01/2024	25	25,441
Wisconsin (State of), Series 2016 D, GO Bonds	4.00%	05/01/2026	20	20,083
Wisconsin (State of), Series 2016-1, Ref. GO Bonds	5.00%	11/01/2024	50	50,882
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2024	1,000	1,017,633
Wisconsin (State of), Series 2023-1, Ref. GO Bonds	5.00%	05/01/2024	900	906,989
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2024	$70	$70,800
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Series 2014, Ref. RB	5.00%	11/15/2029	235	237,594
				3,336,780
TOTAL INVESTMENTS IN SECURITIES(d)-98.00% (Cost $212,382,675)				211,237,050
OTHER ASSETS LESS LIABILITIES-2.00%				4,316,318
NET ASSETS-100.00%				$215,553,368

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2025 Municipal Bond ETF (BSMP)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.29%
Alabama-0.36%
Alabama (State of), Series 2014 A, Ref. GO Bonds	5.00%	08/01/2025	$285	$288,369
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2025	200	207,821
Birmingham (City of), AL, Series 2015 A-1, GO Bonds(a)(b)	5.00%	09/01/2025	200	206,756
				702,946
Alaska-0.16%
Alaska (State of) International Airports System, Series 2016 A, Ref. RB	5.00%	10/01/2031	105	107,234
Alaska (State of) International Airports System, Series 2016 B, Ref. RB	5.00%	10/01/2034	20	20,400
Alaska (State of) International Airports System, Series 2016 B, Ref. RB	5.00%	10/01/2035	80	81,488
Matanuska-Susitna (Borough of), AK, Series 2015, Ref. RB	5.00%	09/01/2032	100	102,325
				311,447
Arizona-1.54%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2025	100	103,468
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2022 A, RB	4.00%	11/01/2027	40	40,417
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2025	100	102,621
Arizona (State of) Transportation Board (Maricopa County Regional Area Road Fund), Series 2016, Ref. RB	5.00%	07/01/2025	200	206,332
Arizona State University, Series 2015 D, RB	5.00%	07/01/2041	25	25,476
Arizona State University, Series 2015 D, RB	5.00%	07/01/2046	125	126,976
Lake Havasu (Ciity of), AZ, Series 2015 B, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2040	15	15,182
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2025	75	76,205
Phoenix (City of), AZ, Series 2014, Ref. GO Bonds	4.00%	07/01/2025	15	15,082
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2025	40	41,204
Phoenix Civic Improvement Corp., Series 2015 A, Ref. RB	5.00%	07/01/2035	35	35,828
Phoenix Civic Improvement Corp., Series 2015 B, Ref. RB	5.00%	07/01/2034	110	111,929
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2025	130	133,731
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2025	140	144,258
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2025	80	82,433
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2025	50	51,567
Pima (County of), AZ, Series 2016, Ref. RB(a)	5.00%	07/01/2025	10	10,279
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2032	205	210,199
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2034	625	639,384
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2035	165	168,580
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(a)	5.00%	12/01/2045	605	620,922
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2025	55	56,154
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2025	25	25,524
				3,043,751
Arkansas-0.01%
Arkansas (State of), Series 2015, Ref. GO Bonds	4.00%	06/01/2025	25	25,121
California-17.36%
Alameda Unified School District (Election of 2014), Series 2015 A, GO Bonds	5.00%	08/01/2039	30	30,721
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2020 C, Ref. RB	5.00%	10/01/2045	50	50,898
Antelope Valley Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	02/15/2025	125	127,945
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2025	1,000	1,027,935
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(c)	5.00%	09/01/2049	100	103,455
California (State of), Series 2013, Ref. GO Bonds	3.00%	02/01/2025	100	99,997
California (State of), Series 2014, Ref. GO Bonds	5.00%	11/01/2025	1,000	1,017,060
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2025	50	51,732
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2028	865	895,382
California (State of), Series 2015 C, Ref. GO Bonds	3.00%	09/01/2029	65	64,956
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	08/01/2030	80	81,619
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2030	60	61,809
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	100	101,984
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2032	75	77,121
California (State of), Series 2015 C, Ref. GO Bonds	3.38%	09/01/2033	50	50,045
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2034	175	179,785
California (State of), Series 2015, GO Bonds	5.00%	03/01/2027	100	102,455
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	$325	$329,338
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	815	829,436
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2027	360	368,837
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2027	150	154,964
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2028	200	205,025
California (State of), Series 2015, Ref. GO Bonds	3.00%	03/01/2029	225	225,044
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2029	100	103,144
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2033	55	56,470
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2034	1,750	1,795,736
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	1,150	1,179,071
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2025	50	51,732
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2025	155	160,088
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2025	650	673,713
California (State of), Series 2020, GO Bonds	5.00%	11/01/2025	1,250	1,297,937
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	30	29,911
California (State of), Series 2021, GO Bonds	4.00%	10/01/2025	2,000	2,037,689
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2025	725	751,449
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2025	410	426,500
California (State of), Series 2022, GO Bonds	5.00%	09/01/2025	1,090	1,127,757
California (State of) (Bid Group B), Series 2020, Ref. GO Bonds	5.00%	11/01/2025	1,000	1,038,350
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB	5.00%	12/01/2025	20	20,377
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2025	50	52,200
California (State of) Educational Facilities Authority (University of Southern California), Series 2015 A, Ref. RB(a)	5.00%	10/01/2025	100	103,992
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2029	500	521,082
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2015 A, RB	5.00%	08/15/2054	500	506,143
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB(a)(b)	5.00%	08/15/2025	100	103,357
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	3.25%	11/15/2025	40	40,385
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	20	20,864
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	230	239,931
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	500	521,588
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)	5.00%	07/01/2025	120	124,156
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2015 A, Ref. RB(a)(b)	5.00%	02/01/2025	200	204,562
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2015 A, Ref. RB(a)(b)	5.00%	02/01/2025	60	61,369
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2027	150	153,923
California (State of) Public Works Board (Vaious Capital), Series 2023 B, Ref. RB	5.00%	12/01/2025	300	311,601
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2025	5	5,196
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2025	120	124,204
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2027	100	104,005
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2031	150	155,128
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2038	1,000	1,028,234
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2043	660	676,731
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	50	51,140
Chino Basin Regional Financing Authority, Series 2020 B, RN	4.00%	11/01/2025	200	203,733
Coronado Community Development Agency Successor Agency, Series 2018 A, Ref. RB	5.00%	09/01/2033	80	82,628
East Bay Municipal Utility District, Series 2015 A, Ref. RB	5.00%	06/01/2029	50	51,739
Long Beach (City of), CA, Series 2020, Ref. RB	5.00%	05/15/2025	30	30,935
Los Angeles (City of), CA Department of Airports, Series 2015 C, Ref. RB	5.00%	05/15/2038	75	76,441
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2028	65	66,477
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2029	45	46,004
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2035	40	40,703
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2025	1,000	1,033,692
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2025	215	221,706
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	200	204,162
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital), Series 2015 A, Ref. RB	5.00%	10/01/2034	400	413,731
Los Angeles Community College District (Election of 2016), Series 2022 C-1, GO Bonds	5.00%	08/01/2025	90	93,295
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2025	$1,020	$1,030,778
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	40	41,366
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2025	85	87,904
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2025	250	258,940
Los Rios Community College District, Series 2021 E, GO Bonds	3.00%	08/01/2025	50	50,003
Metropolitan Water District of Southern California, Series 2015 A, RB(a)(b)	5.00%	07/01/2025	500	516,846
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2025	250	258,423
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2025	100	104,081
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2025	40	41,022
Orange (County of), CA Water District, Series 2021 A, COP	4.00%	02/15/2025	50	50,547
Peralta Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	20	20,018
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	4.13%	11/01/2025	105	107,432
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	5.25%	11/01/2025	80	83,512
Sacramento (City of), CA Municipal Utility District, Series 2022 J, Ref. RB	5.00%	08/15/2025	100	103,637
Sacramento (County of), CA Water Financing Authority, Series 2022 A, RB	4.00%	11/01/2025	165	168,335
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2025	20	20,766
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2025	10	10,360
San Diego (County of), CA Water Authority, Series 2015, Ref. RB	5.00%	05/01/2029	100	103,081
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2025	10	10,364
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2025	120	124,269
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2027	25	25,821
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2028	65	67,172
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	5.00%	07/01/2045	75	76,387
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2025	10	10,331
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	5.00%	04/01/2029	25	26,043
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	3.00%	04/01/2031	115	112,875
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2027	250	257,475
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2025	100	103,416
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2028	115	118,628
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2029	65	66,866
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	4.00%	08/01/2035	150	150,441
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB(a)(b)	5.00%	01/15/2025	1,100	1,124,610
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2049	1,000	1,007,321
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2025	100	103,678
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2021 B, RB	5.00%	08/01/2025	115	119,097
San Mateo County Community College District, Series 2015 A, GO Bonds(a)(b)	5.00%	09/01/2025	55	57,143
San Mateo County Transit District, Series 2015 A, Ref. RB	5.00%	06/01/2029	1,000	1,033,002
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB	3.00%	05/15/2034	250	228,963
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2025	500	514,033
South San Francisco Unified School District (Measure J), Series 2016 C, GO Bonds	4.00%	09/01/2037	25	25,079
University of California, Series 2015 AO, Ref. RB	5.00%	05/15/2027	35	36,062
University of California, Series 2015 AO, Ref. RB	5.00%	05/15/2031	40	41,088
University of California, Series 2015 I, Ref. RB	5.00%	05/15/2028	25	25,732
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2025	20	20,650
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2025	305	314,906
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2025	10	10,325
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2025	30	30,974
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2029	40	41,118
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2030	120	123,270
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2032	60	61,567
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2040	115	116,883
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	180	177,234
Vista Joint Powers Financing Authority, Series 2015, Ref. RB	5.25%	05/01/2037	45	46,110
Yosemite Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2025	20	20,712
Yosemite Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2025	40	41,425
				34,190,625
Colorado-0.92%
Adams & Weld Counties School District No. 27J Brighton, Series 2015, GO Bonds	5.00%	12/01/2040	10	10,243
Adams (County of), CO , Series 2015, Ref. COP	4.00%	12/01/2045	35	34,180
Adams 12 Five Star Schools, Series 2014, Ref. GO Bonds	5.00%	12/15/2025	45	46,887
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Arapahoe County School District No. 5 Cherry Creek, Series 2017, GO Bonds	5.00%	12/15/2031	$105	$109,106
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2025	25	26,001
Board of Governors of Colorado State University System, Series 2015 A, RB	4.13%	03/01/2055	350	341,964
Boulder Larimer & Weld Counties St. Vrain Valley School District RE-1J, Series 2016 A, Ref. GO Bonds	4.00%	12/15/2032	25	25,318
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2025	35	36,419
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2025	80	83,243
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2025	200	203,662
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2025	95	98,625
Colorado (State of) Regional Transportation District, Series 2015, COP	5.00%	06/01/2027	165	169,476
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2025	150	152,654
Douglas County School District No Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2025	30	31,228
Park Creek Metropolitan District, Series 2015, Ref. RB	5.00%	12/01/2045	250	251,288
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2025	190	195,617
				1,815,911
Connecticut-2.39%
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2027	200	204,662
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2028	210	214,987
Connecticut (State of), Series 2015 B, GO Bonds	5.00%	06/15/2025	50	51,550
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2027	135	139,867
Connecticut (State of), Series 2015 F, GO Bonds	3.25%	11/15/2029	200	199,665
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2025	1,000	1,021,996
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2025	105	106,168
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2025	1,000	1,039,106
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2025	100	103,621
Connecticut (State of) (Transportation Infrastructure), Series 2014 A, Ref. RB	5.00%	09/01/2025	500	507,507
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2028	300	309,154
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2029	80	82,254
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2033	95	97,338
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2034	250	255,600
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2035	40	40,784
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2025	75	76,573
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2018 A, Ref. RB	5.00%	07/01/2025	250	258,227
				4,709,059
Delaware-0.26%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2025	200	204,322
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2025	300	306,484
				510,806
District of Columbia-0.96%
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2028	10	10,279
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2029	10	10,271
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2030	100	102,595
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2032	1,000	1,024,627
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2034	50	51,151
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2036	150	153,101
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2038	100	101,659
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2025	5	5,146
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2025	275	283,008
District of Columbia, Series 2019 A, RB	5.00%	03/01/2025	35	35,795
District of Columbia Water & Sewer Authority, Series 2014 C, Ref. RB	5.00%	10/01/2025	50	50,740
District of Columbia Water & Sewer Authority (Green Bonds), Series 2015 A, RB	5.00%	10/01/2045	60	60,780
				1,889,152
Florida-3.37%
Broward (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	07/01/2025	70	72,107
Broward (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	07/01/2030	165	169,362
Broward (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	07/01/2031	90	92,337
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2025	25	25,733
Citizens Property Insurance, Inc., Series 2015 A-1, RB(a)(b)	5.00%	12/01/2024	155	157,232
Florida (State of), Series 2015 E, Ref. GO Bonds	4.00%	06/01/2032	135	135,487
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2025	$45	$46,425
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2025	505	520,988
Florida (State of) Department of Environmental Protection (FL Forever), Series 2014, Ref. RB	5.00%	07/01/2025	500	504,969
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2025	65	66,956
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2025	85	87,506
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2025	55	56,749
Florida Keys Aqueduct Authority, Series 2019 A, RB	5.00%	09/01/2049	975	983,052
Florida Keys Aqueduct Authority, Series 2021 B, RB	5.00%	09/01/2025	100	103,412
FSU Financial Assistance, Inc., Series 2015 A, RB	4.25%	10/01/2045	50	48,413
Gainesville (City of), FL, Series 2017 A, RB(a)	5.00%	10/01/2025	10	10,338
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2025	40	41,365
Hillsborough (County of), FL, Series 2015, RB	3.75%	10/01/2045	200	187,285
Hillsborough (County of), FL, Series 2015, Ref. RB	5.00%	11/01/2025	130	134,642
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2027	75	77,252
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2029	30	30,874
Jacksonville (City of), FL, Series 2015, Ref. RB	3.25%	10/01/2032	100	97,715
Lake (County of), FL School Board, Series 2015 B, Ref. COP, (INS - AGM)(c)	5.00%	06/01/2031	100	101,936
Lee (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2033	45	45,933
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2025	45	46,042
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2028	200	204,201
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2030	125	127,556
Miami Beach (City of), FL, Series 2015, RB	4.00%	09/01/2045	260	255,014
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	210	211,000
Miami-Dade (County of), FL, Series 2014 B, Ref. RB	5.00%	10/01/2025	665	674,694
Miami-Dade (County of), FL, Series 2017 A, RB	5.00%	10/01/2032	410	420,992
Miami-Dade (County of), FL, Series 2017 A, RB	5.00%	10/01/2034	10	10,250
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2030	55	56,494
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2040	15	15,118
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2045	185	185,555
Orange (County of), FL School Board, Series 2015 C, Ref. COP(a)(b)	5.00%	08/01/2025	40	41,215
Orange (County of), FL School Board, Series 2015 C, Ref. COP(a)(b)	5.00%	08/01/2025	35	36,063
Orlando (City of), FL Utilities Commission, Series 2013 A, Ref. RB	5.00%	10/01/2025	85	88,070
Palm Beach (County of), FL Solid Waste Authority, Series 2015, Ref. RB	5.00%	10/01/2028	100	102,369
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2027	55	56,547
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2030	220	225,901
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2025	65	67,242
Volusia (County of), FL Educational Facility Authority, Series 2015 B, RB(a)(b)	5.00%	04/15/2025	15	15,376
				6,637,767
Georgia-3.06%
Atlanta (City of), GA, Series 2014 A, Ref. RB(a)(b)	5.00%	01/01/2024	1,000	1,001,116
Atlanta (City of), GA, Series 2015, Ref. RB(a)(b)	5.00%	05/01/2025	25	25,687
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2025	35	35,929
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2028	700	718,149
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2030	110	112,678
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2031	20	20,483
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	755	766,197
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2025	60	62,120
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)(b)	5.25%	02/15/2025	100	102,588
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)(b)	5.50%	02/15/2025	100	102,880
Georgia (State of), Series 2015 A, GO Bonds	4.00%	02/01/2033	5	5,027
Georgia (State of), Series 2015 A, GO Bonds	3.50%	02/01/2035	100	100,027
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	4.00%	07/01/2025	140	142,402
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2025	440	458,489
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2025	10	10,233
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2025	50	51,622
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2025	600	610,292
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) (Tranche 1), Series 2015 A, GO Bonds	5.00%	02/01/2027	$370	$378,970
Georgia (State of) Higher Education Facilities Authority (USG Real Estate Foundation I, LLC), Series 2015, RB	4.13%	06/15/2040	50	47,728
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.00%	07/01/2060	175	175,496
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.50%	07/01/2060	100	100,536
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2025	50	51,441
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2015, Ref. RAC	5.00%	08/01/2034	75	75,799
Gwinnett (County of), GA Water & Sewerage Authority, Series 2021, Ref. RB	4.00%	08/01/2025	500	508,707
Gwinnett County School District, Series 2010, Ref. GO Bonds	5.00%	02/01/2025	100	102,212
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2031	55	56,522
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2035	30	30,779
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2025	170	175,830
				6,029,939
Hawaii-0.92%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds(a)(b)	5.00%	10/01/2025	150	155,337
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2025	130	134,719
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2025	20	20,726
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2038	50	51,091
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2027	250	258,271
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2028	195	201,381
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2029	110	113,560
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2030	75	77,333
Honolulu (City & County of), HI, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	15	15,484
Honolulu (City & County of), HI, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	5	5,161
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	5.00%	10/01/2027	400	413,234
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	5.00%	10/01/2029	30	30,971
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	4.00%	10/01/2032	50	50,491
Honolulu (City & County of), HI, Series 2015, Ref. RB	3.50%	07/01/2033	75	73,117
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2025	200	204,864
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2025	5	5,122
				1,810,862
Illinois-5.82%
Bolingbrook (Village of), IL, Series 2014, Ref. GO Bonds, (INS - AGM)(c)	4.00%	01/01/2038	105	103,885
Chicago (City of), IL, Series 2004, Ref. RB	5.00%	11/01/2025	300	309,024
Chicago (City of), IL, Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	105	105,478
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2029	25	25,335
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2030	25	25,325
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2031	725	734,300
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2032	235	237,978
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2033	135	136,691
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2025	25	25,471
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2025	1,020	1,057,440
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2025	50	51,473
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2025	25	25,737
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2025	105	107,025
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2025	75	77,024
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2025	25	25,632
Illinois (State of), Series 2020 D, GO Bonds	5.00%	10/01/2025	45	46,138
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2025	1,485	1,510,155
Illinois (State of) Finance Authority, Series 2015, RB(a)(b)	5.00%	05/01/2025	450	460,482
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2025	475	485,044
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	01/01/2025	50	50,402
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2025	10	10,282
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2035	750	757,585
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	4.13%	11/15/2037	40	38,868
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2045	90	90,591
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2025	15	15,345
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2028	$20	$20,388
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical), Series 2015, Ref. RB	5.00%	08/15/2035	230	233,068
Illinois (State of) Finance Authority (The University of Chicago), Series 2015 A, RB	5.00%	10/01/2035	15	15,399
Illinois (State of) Finance Authority (The University of Chicago), Series 2015 A, RB	5.00%	10/01/2040	800	814,204
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2015 A, RB	5.00%	10/01/2034	250	257,105
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015 A, RB	5.00%	06/15/2053	250	251,009
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	5.00%	02/01/2029	20	20,496
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	5.00%	02/01/2030	80	81,842
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	4.00%	02/01/2033	230	230,343
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	4.00%	02/01/2034	45	45,061
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2036	1,000	1,014,205
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2039	10	10,112
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2036	1,000	1,019,256
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2037	15	15,224
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2040	270	273,660
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2025	20	20,356
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2025	45	45,800
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2016 B, RB	4.00%	10/15/2040	120	116,022
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2028	20	20,311
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2029	190	192,934
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2031	20	20,309
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(c)	4.00%	03/01/2040	170	163,910
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	03/01/2040	80	80,618
				11,474,342
Indiana-1.05%
Indiana (State of) Finance Authority, Series 2015 B, Ref. RB	5.00%	02/01/2025	135	138,064
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2025	10	10,400
Indiana (State of) Finance Authority (Deaconess Health System Obligated Group), Series 2015 A, Ref. RB(a)(b)	4.00%	03/01/2025	80	80,754
Indiana (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	02/01/2025	305	311,922
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2015 A, Ref. RB	4.00%	12/01/2040	560	552,856
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2025	80	82,592
Indiana (State of) Municipal Power Agency, Series 2014 A, Ref. RB	5.00%	01/01/2030	160	162,276
Indiana (State of) Municipal Power Agency, Series 2014 A, Ref. RB	5.00%	01/01/2032	90	91,271
Indiana University, Series 2015 A, Ref. RB	4.00%	06/01/2042	500	498,922
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2025	45	46,528
Richmond (City of), VA Hospital Authority, Series 2015 A, Ref. RB	5.00%	01/01/2035	85	85,451
				2,061,036
Iowa-0.04%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2025	25	25,673
Iowa (State of) Finance Authority, Series 2017, Ref. RB	5.00%	08/01/2025	40	41,306
Iowa (State of) Finance Authority (Green Bonds), Series 2015, Ref. RB	5.00%	08/01/2025	20	20,653
				87,632
Kansas-0.42%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2025	25	25,784
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	5.00%	09/01/2025	50	51,706
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2025	85	87,827
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2027	55	56,870
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2029	145	149,505
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2033	305	313,117
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2034	25	25,610
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2025	20	20,359
University of Kansas Hospital Authority (KU Health System), Series 2015, Ref. RB	5.00%	09/01/2045	50	50,491
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	45	45,688
				826,957
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-0.47%
Kentucky (Commonwealth of) Asset Liability Commission, Series 2014 A, Ref. RN	5.00%	09/01/2025	$100	$101,074
Kentucky (Commonwealth of) Asset Liability Commission, Series 2021 A, Ref. RN	5.00%	11/01/2025	400	413,156
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	4.25%	07/01/2035	125	125,019
Kentucky (Commonwealth of) Municipal Power Agency, Series 2015 A, Ref. RB, (INS - NATL)(c)	4.00%	09/01/2039	230	210,270
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2016 A, RB	3.00%	05/15/2047	110	81,233
				930,752
Louisiana-1.38%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2014 B, Ref. RB(a)(b)	5.00%	02/01/2025	335	342,603
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	4.00%	05/01/2025	1,010	1,021,830
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	4.50%	05/01/2025	1,160	1,181,513
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	5.00%	05/01/2025	150	153,807
New Orleans (City of), LA, Series 2015, RB(a)(b)	5.00%	06/01/2025	25	25,731
				2,725,484
Maryland-1.66%
Maryland (State of), First series 2016, GO Bonds	4.00%	06/01/2025	400	402,328
Maryland (State of), Series 2015 A, GO Bonds	2.75%	08/01/2025	500	495,088
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2025	380	390,282
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2025	100	103,579
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2025	500	518,422
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Health System), Series 2015 A, Ref. RB	4.00%	05/15/2040	75	73,417
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015 A, Ref. RB	5.00%	07/01/2040	100	100,862
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015, Ref. RB	5.00%	07/01/2045	425	427,068
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2025	470	480,448
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2025	100	103,166
Montgomery (County of), MD, Series 2016 A, GO Bonds	5.00%	12/01/2025	150	152,665
Prince George’s (County of), MD, Series 2023 A, Ref. GO Bonds	5.00%	08/01/2025	15	15,502
				3,262,827
Massachusetts-3.35%
Massachusetts (Commonwealth of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2025	80	82,652
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2029	35	36,104
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2030	40	41,195
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	4.50%	07/01/2034	85	86,120
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2036	175	179,351
Massachusetts (Commonwealth of), Series 2015 C, GO Bonds	5.00%	07/01/2045	110	111,536
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2037	25	25,096
Massachusetts (Commonwealth of), Series 2015, GO Bonds	4.00%	09/01/2029	5	5,072
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	45	46,411
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	50	51,567
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2033	145	145,474
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	295	238,956
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	220	212,279
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2025	840	870,948
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2025	50	51,038
Massachusetts (Commonwealth of), Series 2019 E, Ref. GO Bonds	3.00%	12/01/2025	50	49,937
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	250	259,682
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2040	845	859,754
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	40	41,241
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2025	500	515,596
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021, RB(a)	4.00%	05/01/2025	230	231,903
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021, RB	4.00%	05/01/2025	20	20,279
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	5.00%	07/01/2044	710	713,430
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2015, Ref. RB	5.00%	01/01/2035	275	277,695
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Port Authority, Series 2015 A, RB	5.00%	07/01/2045	$100	$101,214
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB(a)(b)	5.00%	08/15/2025	70	72,350
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2027	30	31,093
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	3.05%	08/15/2028	125	125,110
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2029	200	206,762
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	4.00%	08/15/2032	65	65,388
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	600	612,672
Massachusetts (Commonwealth of) School Building Authority, Series 2015 D, Ref. RB	5.00%	08/15/2037	25	25,528
University of Massachusetts Building Authority, Series 2015 1, RB	5.00%	11/01/2040	200	202,967
				6,596,400
Michigan-1.81%
Ann Arbor School District, Series 2023, GO Bonds	4.00%	05/01/2025	10	10,146
Mattawan Consolidated School District, Series 2015 I, GO Bonds(a)(b)	5.00%	05/01/2025	1,000	1,027,469
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2025	500	512,574
Michigan (State of) Building Authority, Series 2015 I, Ref. RB	5.00%	04/15/2028	140	145,006
Michigan (State of) Building Authority, Series 2015 I, Ref. RB	5.00%	04/15/2029	25	25,879
Michigan (State of) Building Authority, Series 2015 I, Ref. RB	5.00%	04/15/2033	300	309,651
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2030	10	10,343
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2032	375	386,662
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2034	15	15,478
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2038	30	30,609
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2045	300	303,713
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	100	100,607
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2025	60	60,501
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015 C, RB	5.00%	07/01/2034	25	25,338
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015 D-1, Ref. RB	5.00%	07/01/2034	50	50,905
Michigan (State of) Finance Authority (Sparrow Obligated Group), Series 2015, Ref. RB(a)(b)	5.00%	05/15/2025	55	56,434
Michigan (State of) Finance Authority (Sparrow Obligated Group), Series 2015, Ref. RB(a)(b)	5.00%	05/15/2025	45	46,173
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.00%	12/01/2025	35	35,882
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.50%	12/01/2027	350	361,507
Michigan (State of) Strategic Fund (Michigan Senate Offices), Series 2015 A, RB	5.25%	10/15/2040	50	51,315
				3,566,192
Minnesota-0.62%
Metropolitan Council, Series 2021 B, GO Bonds	5.00%	12/01/2025	175	182,250
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2025	50	51,038
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2027	25	25,892
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2029	225	232,361
Minnesota (State of), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2025	110	113,629
Minnesota (State of), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2027	5	5,178
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2025	20	20,660
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2025	65	67,144
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB	5.00%	07/01/2028	300	305,924
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB	5.00%	07/01/2032	40	40,550
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015, Ref. RB	5.00%	07/01/2033	180	182,458
				1,227,084
Mississippi-0.27%
Mississippi (State of), Series 2015 A, GO Bonds(a)(b)	4.00%	10/01/2025	310	315,565
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2025	100	103,540
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	5.00%	11/01/2025	100	103,835
				522,940
Missouri-0.99%
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center), Series 2015 B, Ref. RB	4.00%	02/01/2040	40	38,493
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2042	$25	$23,748
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2025	250	252,124
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2015 A, Ref. RB	5.00%	12/01/2029	1,000	1,021,914
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2015 A, Ref. RB	5.00%	12/01/2030	100	101,899
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2025	500	514,364
				1,952,542
Nebraska-0.74%
Douglas (County of), NE Hospital Authority No. 3 (NE Methodist Health), Series 2015, Ref. RB	4.13%	11/01/2036	65	65,152
Gretna (City of), NE, Series 2022, COP	5.00%	12/15/2025	100	101,718
Lincoln (City of), NE, Series 2015 A, Ref. RB	4.00%	09/01/2040	100	99,599
Omaha (City of), NE Public Power District, Series 2015 C, Ref. RB	5.00%	02/01/2043	1,000	1,010,589
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2015, Ref. RB	5.00%	01/01/2028	75	76,146
University of Nebraska, Series 2015, RB(a)(b)	4.00%	07/01/2025	100	101,422
				1,454,626
Nevada-0.48%
Clark (County of), NV, Series 2015, Ref. GO Bonds	4.00%	11/01/2035	285	285,781
Clark (County of), NV Department of Aviation, Series 2015 A, Ref. RB	5.00%	07/01/2040	210	212,034
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2028	15	15,551
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2025	170	174,628
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2025	65	66,845
Nevada (State of), Series 2015 B, Ref. GO Bonds	5.00%	11/01/2025	115	118,181
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2025	70	72,803
				945,823
New Jersey-3.47%
Essex (County of), NJ, Series 2017, Ref. GO Bonds	5.00%	08/01/2025	15	15,490
New Jersey (State of), Series 2013, GO Bonds	3.00%	06/01/2025	100	99,503
New Jersey (State of), Series 2014, GO Bonds(a)(b)	5.00%	06/01/2025	300	308,337
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2025	1,720	1,770,085
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - AGM)(c)	5.50%	09/01/2025	90	93,536
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	10	10,306
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	400	412,244
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	50	51,531
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	55	56,684
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.25%	06/15/2025	5	5,172
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB	5.25%	06/15/2028	100	102,782
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2025	460	471,910
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	4.38%	06/15/2027	35	35,513
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2025	200	205,615
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2025	270	272,460
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.25%	06/15/2031	100	102,720
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	4.75%	06/15/2038	135	136,596
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.00%	06/15/2045	260	262,394
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2025	35	36,292
New Jersey (State of) Turnpike Authority, Series 2014 C, Ref. RB	5.00%	01/01/2025	70	71,468
New Jersey (State of) Turnpike Authority, Series 2015 E, RB	5.00%	01/01/2032	1,000	1,015,932
New Jersey (State of) Turnpike Authority, Series 2015 E, RB	5.00%	01/01/2045	1,285	1,293,649
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2025	5	5,105
				6,835,324
New Mexico-0.15%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority, Series 2015, Ref. RB	5.00%	07/01/2025	55	56,638
New Mexico (State of) (Capital), Series 2015, GO Bonds(a)	5.00%	03/01/2025	75	76,834
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2015, RB(a)(b)	5.00%	08/01/2025	110	113,250
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2025	50	51,583
				298,305
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-18.50%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2022, Ref. RB	5.00%	05/01/2025	$100	$102,761
Metropolitan Transportation Authority, Series 2015 B, RB	4.00%	11/15/2045	235	217,186
Metropolitan Transportation Authority, Series 2015 D-1, Ref. RB	5.00%	11/15/2029	350	358,071
Metropolitan Transportation Authority, Series 2015 D-1, Ref. RB, (INS - BAM)(c)	5.00%	11/15/2033	105	107,559
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2032	60	61,366
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2036	55	55,876
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	11/15/2025	20	20,753
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	206,526
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2027	15	15,356
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2029	290	296,687
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2034	170	173,506
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2025	200	206,526
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2025	200	206,511
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2027	75	76,763
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2030	70	71,607
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	3.25%	05/01/2033	25	23,450
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2045	60	60,602
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2029	175	180,511
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2030	100	103,131
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2032	245	252,581
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2035	365	375,094
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,015,659
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2025	100	102,083
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2026	690	706,043
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2028	420	429,476
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	125	127,605
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2032	1,000	1,020,265
New York (City of), NY, Series 2015 F-1, GO Bonds	3.50%	06/01/2033	10	10,030
New York (City of), NY, Series 2015 F-1, GO Bonds	5.00%	06/01/2036	650	664,198
New York (City of), NY, Series 2015 F-1, GO Bonds	3.75%	06/01/2037	75	73,666
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2025	175	180,917
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2025	50	51,691
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2025	200	206,762
New York (City of), NY, Series 2018 A, Ref. GO Bonds	5.00%	08/01/2025	50	51,691
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2025	110	113,719
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2025	500	516,905
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2025	70	72,367
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2025	95	98,212
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB(a)(b)	5.00%	06/15/2025	20	20,612
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB	5.00%	06/15/2029	90	92,620
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB	5.00%	06/15/2039	460	466,699
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB	5.00%	06/15/2031	170	174,434
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB	5.00%	06/15/2039	100	101,456
New York (City of), NY Municipal Water Finance Authority, Series 2015 HH, Ref. RB	5.00%	06/15/2029	15	15,437
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	3.50%	06/15/2032	70	70,080
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	5.00%	06/15/2046	315	318,327
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-2, RB	5.00%	06/15/2027	425	443,071
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-2, Ref. RB	5.00%	06/15/2027	170	177,228
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2025	410	422,651
New York (City of), NY Municipal Water Finance Authority, Series 2021, RB	5.00%	06/15/2027	15	15,638
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2027	2,025	2,111,103
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2031	300	309,076
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2037	85	86,962
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2027	200	205,650
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2032	185	188,749
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2033	400	408,106
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2041	330	334,354
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2027	300	309,915
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2034	35	35,856
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2035	$25	$25,379
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2040	1,200	1,219,889
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2041	200	203,158
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2028	610	623,207
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	355	358,830
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	5.00%	07/15/2035	500	511,435
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(a)	5.00%	07/15/2025	50	51,589
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2025	100	103,911
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2025	50	51,955
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2025	45	46,507
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2029	75	77,807
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2032	180	186,295
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2035	150	154,908
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2038	75	76,963
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)	5.00%	03/15/2025	200	205,091
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	03/15/2025	450	461,683
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2030	100	101,916
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2032	85	86,607
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	07/01/2032	1,000	1,027,209
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2033	1,000	1,018,658
New York (State of) Dormitory Authority, Series 2015 B, RB(a)	5.00%	02/15/2025	105	107,536
New York (State of) Dormitory Authority, Series 2015 B, RB(a)(b)	5.00%	02/15/2025	40	40,966
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2030	245	252,029
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2031	200	205,668
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2032	1,000	1,017,575
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2032	600	616,795
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2033	650	661,271
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2033	175	179,837
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2034	435	442,286
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2042	40	40,614
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2044	1,575	1,588,659
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	02/15/2031	150	152,654
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	03/15/2045	200	202,725
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB(a)(b)	4.00%	09/15/2025	150	152,989
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	5.00%	03/15/2030	1,000	1,027,642
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)	5.00%	02/15/2025	100	102,415
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2025	100	103,432
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(c)	5.00%	10/01/2025	200	207,188
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2025	100	102,528
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(c)	5.00%	10/01/2025	50	51,797
New York (State of) Dormitory Authority (Barnard College), Series 2015 A, Ref. RB	5.00%	07/01/2043	200	202,099
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2035	130	130,775
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	45	45,203
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2030	325	334,045
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2035	105	107,629
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2025	110	112,248
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2028	200	203,885
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2032	885	898,432
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	06/15/2027	355	366,302
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2027	80	83,339
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	3.00%	12/15/2032	145	144,212
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2033	485	500,683
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2036	325	333,578
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	4.00%	12/15/2037	50	50,400
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2037	75	76,773
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2032	5	5,087
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2033	95	96,631
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	265	266,432
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	$210	$194,247
New York State Environmental Facilities Corp., Series 2015 A, Ref. RB	5.00%	06/15/2040	275	279,086
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2025	90	92,955
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2025	100	102,528
New York State Urban Development Corp., Series 2015 A, Ref. RB(a)(b)	5.00%	09/15/2025	20	20,708
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2028	15	15,378
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2030	70	71,728
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2033	150	153,519
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2025	1,000	1,025,275
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2025	65	66,643
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2025	100	102,831
Suffolk (County of), NY Water Authority, Series 2015, Ref. RB	4.00%	06/01/2031	155	157,711
Triborough Bridge & Tunnel Authority, Series 2008 B-3, RB	5.00%	11/15/2034	405	412,191
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2050	500	504,776
Triborough Bridge & Tunnel Authority, Series 2021 A, RB	5.00%	11/01/2025	500	518,608
				36,447,276
North Carolina-1.55%
Charlotte (City of), NC, Series 2015, Ref. RB	5.00%	07/01/2025	110	113,483
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	5.00%	01/15/2025	135	137,970
Guilford (County of), NC, Series 2017, Ref. GO Bonds	5.00%	03/01/2025	100	102,432
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2025	65	67,680
North Carolina (State of), Series 2013 B, Ref. GO Bonds	5.00%	06/01/2025	20	20,606
North Carolina (State of), Series 2014 A, Ref. GO Bonds	5.00%	06/01/2025	1,000	1,030,301
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2025	145	149,329
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2025	40	41,121
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2025	120	123,363
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2025	25	25,758
North Carolina (State of) (Garvee), Series 2015, RB	5.00%	03/01/2029	270	275,620
North Carolina (State of) (Garvee), Series 2015, RB	5.00%	03/01/2030	130	132,491
North Carolina (State of) (Vehicle-Garvee), Series 2015, RB	5.00%	03/01/2027	150	153,497
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(b)	5.00%	10/01/2025	300	311,053
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2025	65	66,739
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	4.00%	06/01/2034	55	55,181
Raleigh (City of), NC Combined Enterprise System, Series 2015 A, Ref. RB	4.00%	12/01/2035	135	135,585
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2025	100	102,420
				3,044,629
Ohio-1.29%
Bowling Green State University, Series 2016 A, RB	5.00%	06/01/2042	100	101,407
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2025	200	209,010
Columbus (City of), OH, Series 2014, Ref. RB	5.00%	06/01/2025	25	25,465
Columbus (City of), OH, Series 2016 1, Ref. GO Bonds	5.00%	07/01/2025	150	154,749
Columbus (City of), OH, Series 2016 A, GO Bonds	4.00%	08/15/2027	500	507,018
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2025	100	102,622
Franklin (County of), OH, Series 2015, RB	5.00%	05/15/2045	200	201,763
Ohio (State of), Series 2015 C, GO Bonds(a)(b)	5.00%	05/01/2025	25	25,701
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2032	150	153,402
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2034	270	275,637
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2035	180	183,609
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2025	135	139,960
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2025	15	15,283
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2025	180	187,188
Ohio (State of) (Garvee), Series 2018 1, RB	5.00%	12/15/2025	100	103,993
Willoughby-Eastlake City School District, Series 2016, GO Bonds(a)(b)	5.00%	12/01/2025	140	145,496
				2,532,303
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-0.19%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2025	$75	$75,710
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2019, RB	5.00%	06/01/2025	65	66,682
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation), Series 2020, Ref. RB	5.00%	07/01/2025	130	133,610
Tulsa (City of), OK Public Facilities Authority, Series 2019, RB	5.00%	06/01/2025	100	102,720
				378,722
Oregon-0.32%
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	11/15/2025	10	10,188
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2025	500	520,005
Oregon (State of) Lottery, Series 2015 D, Ref. RB	5.00%	04/01/2027	100	102,592
				632,785
Pennsylvania-3.42%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2025	100	103,797
Allegheny (County of), PA Sanitary Authority, Series 2015, Ref. RB	5.00%	12/01/2040	410	416,238
Chartiers Valley School District, Series 2015 B, GO Bonds(a)(b)	5.00%	04/15/2025	85	87,190
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2033	600	612,272
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2035	285	290,123
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.13%	07/01/2040	100	97,584
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2025	105	106,984
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2025	95	97,401
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2028	500	511,160
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2029	195	198,270
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2033	100	101,803
Pennsylvania (Commonwealth of), First Series 2015-1, GO Bonds	5.00%	03/15/2031	1,350	1,373,660
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2025	120	124,345
Pennsylvania (Commonwealth of), First series 2021, GO Bonds	5.00%	05/15/2025	65	66,877
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	5.00%	08/15/2032	20	20,497
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2025	45	46,629
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015 A, Ref. RB	5.00%	09/01/2045	35	35,050
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	5.00%	09/01/2039	100	100,773
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	5.00%	08/15/2040	100	101,635
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2025	5	5,133
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2026	25	25,622
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2038	50	50,829
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2040	65	65,562
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2041	95	93,904
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2045	1,250	1,257,058
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2027	200	206,423
Philadelphia (City of), PA, Series 2015 B, GO Bonds	4.00%	08/01/2035	25	25,058
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2025	50	51,752
Philadelphia (City of), PA Authority for Industrial Development, First Series 2015, Ref. RB	5.00%	04/01/2040	185	187,408
Philadelphia (City of), PA Redevelopment Authority, Series 2015 A, Ref. RB	5.00%	04/15/2031	75	76,875
Reading School District, Series 2015 A, Ref. GO Bonds, (INS - AGM)(c)	4.13%	02/01/2036	85	85,239
Westmoreland (County of), PA Municipal Authority, Series 2016, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2038	110	111,698
				6,734,849
South Carolina-0.92%
Charleston (City of), SC, Series 2015, RB(a)(b)	5.00%	01/01/2025	200	204,109
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2025	90	93,480
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2015, Ref. RB	4.00%	10/01/2038	25	25,030
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2028	100	101,635
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	210	210,543
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	350	353,365
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	4.00%	10/01/2028	5	5,051
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	4.00%	10/01/2031	150	151,099
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2025	$600	$621,997
Spartanburg (City of), SC Sanitary Sewer District, Series 2014 B, Ref. RB	4.00%	03/01/2040	45	45,001
				1,811,310
South Dakota-0.01%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	5.00%	11/01/2035	25	25,618
Tennessee-0.97%
Chattanooga (City of), TN, Series 2015 A, Ref. RB	5.00%	09/01/2031	130	133,753
Chattanooga (City of), TN, Series 2015 A, Ref. RB	5.00%	09/01/2032	400	411,452
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds(a)(b)	5.00%	07/01/2025	40	41,210
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2025	170	173,565
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2025	5	5,157
Tennessee (State of) School Bond Authority, Series 2015 B, RB(a)(b)	5.00%	11/01/2025	10	10,383
Tennessee (State of) School Bond Authority, Series 2015 B, RB(a)(b)	5.00%	11/01/2025	1,000	1,038,350
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2025	85	88,260
				1,902,130
Texas-10.02%
Alamo Regional Mobility Authority, Series 2016, RB(a)(b)	5.00%	06/15/2025	1,000	1,028,491
Austin (City of), TX, Series 1998, Ref. RB, (INS - NATL)(c)	5.25%	05/15/2025	490	497,688
Austin Community College District, Series 2015, GO Bonds	5.00%	08/01/2035	150	153,633
Bexar (County of), TX, Series 2016, Ref. GO Bonds(a)(b)	4.00%	06/15/2025	250	253,601
Board of Regents of the University of Texas System, Series 2016 C, RB	5.00%	08/15/2025	10	10,343
Central Texas Regional Mobility Authority, Series 2015 A, RB(a)(b)	5.00%	07/01/2025	500	515,128
Clear Creek Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	20	20,396
Clint Independent School District, Series 2015, GO Bonds(a)(b)	5.00%	08/15/2025	70	72,174
Corpus Christi (City of), TX, Series 2015, RB	5.00%	07/15/2040	100	101,377
Cypress-Fairbanks Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	295	295,606
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2025	75	75,275
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2044	1,000	1,017,579
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	155	160,933
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	200	207,655
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	175	181,698
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	10	10,383
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	25	25,957
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	175	181,698
Dallas (City of), TX Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	20	20,466
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds(a)(b)	4.00%	02/15/2025	65	65,544
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	205	209,773
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	95	96,973
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2025	25	25,588
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	70	72,178
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2029	155	159,599
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2025	380	392,540
Harris (County of), TX, Series 2022 A, Ref. RB	5.00%	08/15/2025	215	221,914
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2025	130	134,789
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2015, RB	5.00%	12/01/2045	95	95,864
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2014 A, RB	5.00%	12/01/2025	25	25,403
Houston (City of) TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2025	1,300	1,330,659
Houston (City of), TX, Series 2014 C, Ref. RB	5.00%	05/15/2025	255	257,224
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	207,617
Humble Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.50%	02/15/2025	85	87,424
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Kerrville Health Facilities Development Corp., Series 2015, Ref. RB	5.00%	08/15/2035	$25	$25,252
Lewisville Independent School District, Series 2016 B, Ref. GO Bonds	5.00%	08/15/2028	115	118,108
Lone Star College System, Series 2015 B, Ref. GO Bonds	5.00%	02/15/2025	105	107,395
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2040	100	101,091
Lower Colorado River Authority, Series 2015, Ref. RB	4.00%	05/15/2045	250	233,613
North East Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	15	15,518
North East Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	310	320,600
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2029	200	205,665
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2031	10	10,270
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2032	145	148,810
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2035	135	138,133
North Texas Tollway Authority, Series 2008 I, Ref. RB(a)(b)	6.20%	01/01/2025	100	103,120
North Texas Tollway Authority, Series 2014 A, Ref. RB	5.00%	01/01/2025	250	250,747
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2032	225	228,321
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2033	260	263,743
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2034	355	359,885
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2035	220	222,847
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2029	60	61,120
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2034	215	218,440
North Texas Tollway Authority, Series 2015 B, Ref. RB	4.00%	01/01/2035	100	100,198
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2025	155	155,195
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2025	50	50,979
Northwest Independent School District, Series 2015, GO Bonds(a)(b)	5.00%	02/15/2025	65	66,454
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2025	145	146,673
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2025	1,000	1,021,738
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2025	1,000	1,022,925
Port Arthur Independent School District, Series 2015 A, GO Bonds(a)(b)	5.00%	02/15/2025	450	459,534
Rockwall Independent School District, Series 2016, GO Bonds(a)(b)	5.00%	02/15/2025	175	178,915
SA Energy Acquisition Public Facility Corp., Series 2007, RB	5.50%	08/01/2025	100	102,000
San Antonio (City of), TX, Series 2012, Ref. RB	5.25%	02/01/2025	270	276,424
San Antonio (City of), TX Water System, Series 2015 B, Ref. RB	5.00%	05/15/2036	275	279,774
Tarrant (County of), TX Regional Water District, Series 2015, Ref. RB	5.00%	03/01/2029	150	153,127
Tarrant County Cultural Education Facilities Finance Corp., Series 2016 A, Ref. RB	5.00%	02/15/2025	50	50,986
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	175	181,074
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2028	130	134,301
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2035	205	209,474
Texas (State of), Series 2015, Ref. GO Bonds	5.00%	10/01/2029	75	77,293
Texas (State of), Series 2015, Ref. GO Bonds	5.00%	10/01/2034	50	51,171
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2025	25	25,649
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2025	115	117,986
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2039	405	410,171
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	575	581,330
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2025	40	41,445
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2025	1,000	1,036,120
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2030	305	315,669
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2033	500	502,224
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2040	115	117,574
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	100	101,805
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2025	125	128,556
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2025	135	138,052
Ysleta Independent School District, Series 2016, GO Bonds(a)(b)	5.00%	08/15/2025	155	160,073
				19,740,737
Utah-0.45%
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2025	320	330,131
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	4.00%	06/15/2025	30	30,500
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	4.00%	06/15/2025	40	40,666
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	4.00%	06/15/2025	45	45,749
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	60	61,891
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	$80	$82,522
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	130	134,098
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2025	25	25,673
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	15	15,473
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	115	118,625
				885,328
Vermont-0.02%
University of Vermont & State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2045	20	20,229
University of Vermont and State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2040	15	15,237
				35,466
Virginia-1.35%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.00%	10/01/2025	75	76,467
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2025	150	153,266
University of Virginia, Series 2015 A-1, RB	4.00%	04/01/2045	150	148,749
Upper Occoquan Sewage Authority, Series 2014, Ref. RB(a)(b)	5.00%	07/01/2025	500	515,518
Virginia (Commonwealth of) College Building Authority, Series 2015 A, RB(a)(b)	5.00%	02/01/2025	40	40,889
Virginia (Commonwealth of) College Building Authority, Series 2015 A, RB	5.00%	02/01/2025	215	220,152
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2025	40	39,863
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2020, RB	5.00%	02/01/2025	130	133,115
Virginia (Commonwealth of) College Building Authority (Public Higher Education Financing), Series 2015 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2025	45	46,629
Virginia (Commonwealth of) Public Building Authority, Series 2015 A, RB	4.00%	08/01/2033	1,000	1,005,050
Virginia (Commonwealth of) Public Building Authority, Series 2016 B, Ref. RB	5.00%	08/01/2025	65	67,176
Virginia (Commonwealth of) Public School Authority, Series 2014 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	08/01/2025	90	90,512
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2025	120	123,517
				2,660,903
Washington-4.43%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	4.00%	11/01/2025	1,000	1,018,991
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	30	31,122
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	75	77,805
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	75	77,805
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	150	155,611
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	20	20,748
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2025	100	103,088
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2029	100	102,970
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2032	75	77,122
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2033	170	174,626
Energy Northwest (Columbia Generating Station), Series 2015 C, Ref. RB	5.00%	07/01/2031	500	514,459
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2025	500	515,440
King (County of), WA, Series 2015, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	115	117,301
King (County of), WA, Series 2015, Ref. RB(a)(b)	5.00%	01/01/2025	40	40,779
King (County of), WA, Series 2015, Ref. RB(a)(b)	5.00%	01/01/2025	55	56,071
King (County of), WA, Series 2015, Ref. RB	4.00%	07/01/2045	75	72,905
Pierce County School District No 10 Tacoma, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	35	36,312
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds(a)(b)	5.00%	12/01/2025	50	51,914
Seattle (City of), WA, Series 2019 B, Ref. RB	5.00%	02/01/2025	300	307,016
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2045	20	20,266
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	10	10,379
Washington (State of), Series 2014 D, Ref. GO Bonds	5.00%	07/01/2032	345	350,837
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2028	45	45,891
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2029	10	10,190
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2030	125	127,287
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2031	200	205,397
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2035	$1,000	$1,022,758
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2026	15	15,297
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2029	865	881,381
Washington (State of), Series 2015 R, Ref. GO Bonds	4.00%	07/01/2031	400	403,140
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2031	140	142,458
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2032	200	203,384
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2033	200	203,256
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2025	250	258,411
Washington (State of), Series R-2015-C, Ref. GO Bonds	5.00%	07/01/2030	700	712,884
Washington (State of), Series R-2015-C, Ref. GO Bonds	5.00%	07/01/2032	295	300,054
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	4.00%	07/01/2036	110	106,670
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	5.00%	07/01/2039	75	75,543
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	5.00%	08/15/2030	35	35,572
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2014, Ref. RB	5.00%	03/01/2038	40	40,241
				8,723,381
Wisconsin-0.82%
Waushara (County of), WI, Series 2022 A, RB	4.50%	06/01/2027	500	509,573
Wisconsin (State of), Series 2015, Ref. GO Bonds	3.00%	05/01/2025	50	50,170
Wisconsin (State of), Series 2015, Ref. GO Bonds	5.00%	05/01/2025	60	61,690
Wisconsin (State of), Series 2015, Ref. GO Bonds	5.00%	05/01/2027	175	179,504
Wisconsin (State of), Series 2016-1, Ref. GO Bonds	5.00%	11/01/2025	30	30,876
Wisconsin (State of), Series 2017 A, GO Bonds(a)(b)	5.00%	05/01/2025	115	118,255
Wisconsin (State of), Series 2017 A, GO Bonds	5.00%	05/01/2027	330	338,493
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2025	45	46,236
Wisconsin (State of) Department of Transportation, Series 2017-1, Ref. RB	5.00%	07/01/2025	35	36,152
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2025	50	51,646
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2015 A, RB	4.25%	06/01/2041	200	194,272
				1,616,867
TOTAL INVESTMENTS IN SECURITIES(d)-98.29% (Cost $195,699,879)				193,617,956
OTHER ASSETS LESS LIABILITIES-1.71%				3,359,200
NET ASSETS-100.00%				$196,977,156

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.53%
Alabama-0.72%
Alabama (State of) Economic Settlement Authority, Series 2016 A, RB	4.00%	09/15/2033	$200	$197,757
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2016 A, RB(a)(b)	5.00%	09/01/2026	120	127,117
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2016 A, RB(a)(b)	5.00%	09/01/2026	200	211,862
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2026	20	21,083
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2026	50	53,151
Auburn University, Series 2016 A, Ref. RB	5.00%	06/01/2038	40	41,395
Birmingham (City of), AL Special Care Facilities Financing Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	5.00%	11/15/2046	150	151,534
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	60	63,211
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	20	17,786
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	125	126,475
				1,011,371
Alaska-0.11%
North Slope (Borough of), AK, Series 2021 C, GO Bonds	4.00%	06/30/2026	150	154,185
Arizona-0.94%
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2026	100	104,246
Arizona (State of) Transportation Board (Garvee), Series 2016, Ref. RB	5.00%	07/01/2026	130	136,901
Arizona State University (Green Bonds), Series 2016 B, RB	5.00%	07/01/2042	200	205,561
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2026	30	31,185
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2026	30	31,501
Mesa (City of), AZ, Series 2016, Ref. RB	4.00%	07/01/2031	5	5,081
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2026	5	5,146
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2026	80	84,267
Phoenix (City of), AZ Industrial Development Authority (The) (Eastern Kentucky University), Series 2016, RB	4.00%	10/01/2047	70	62,076
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2033	20	20,947
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2026	25	26,314
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	50	52,596
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2030	50	52,520
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2032	10	10,489
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	100	104,735
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2034	25	26,165
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2037	100	103,804
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2026	70	73,859
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2026	5	5,269
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2026	70	73,008
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2026	110	114,727
				1,330,397
California-18.07%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	4.00%	10/01/2037	100	100,474
Alameda (County of), CA Joint Powers Authority (Juvenile Justice), Series 2016, Ref. RB	4.00%	12/01/2034	25	25,431
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2026	20	21,039
California (State of), Series 2016, GO Bonds	5.00%	09/01/2029	25	26,405
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	5	4,086
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2029	700	739,346
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2031	400	407,497
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	420	443,042
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	180	189,875
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2033	100	105,441
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	735	741,479
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2035	500	504,200
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	235	250,152
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	150	157,929
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	500	526,087
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	100	104,817
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	210	223,080
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	$2,015	$2,118,965
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	350	359,146
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	150	157,179
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2026	75	79,671
California (State of), Series 2020, GO Bonds	3.00%	03/01/2026	100	100,422
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2026	400	426,674
California (State of), Series 2022, GO Bonds	5.00%	04/01/2026	20	21,002
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2028	100	105,554
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2030	25	26,351
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2033	210	221,101
California (State of) (Bid Group C), Series 2018, Ref. GO Bonds	5.00%	08/01/2026	50	52,900
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2028	90	96,282
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2029	10	10,653
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2034	10	10,218
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2035	35	35,627
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2026	175	187,713
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB(a)(b)	5.00%	04/01/2026	20	21,071
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	55	52,855
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2026	45	46,844
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2033	95	100,072
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2032	95	100,071
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2035	70	70,794
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	285	299,168
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	170	170,933
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	150	152,415
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2035	105	105,612
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2036	100	100,361
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	25	23,162
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2026	25	26,616
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	40	42,695
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	60	61,128
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)	5.00%	07/01/2026	10	10,597
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2027	110	116,286
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2028	160	168,894
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2029	50	52,661
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2030	95	99,926
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2031	25	26,275
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2026	55	58,689
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2019 A, Ref. RB	5.00%	10/01/2044	200	202,794
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	200	200,663
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2026	35	35,935
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2026	$25	$26,619
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2029	70	73,891
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	4.00%	11/01/2032	220	227,542
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2033	55	57,849
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2034	70	73,580
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2031	60	62,037
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2032	55	56,845
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2026	5	5,321
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2026	25	26,564
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.13%	03/01/2034	30	30,125
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2015, Ref. RB(a)(b)	4.00%	02/15/2026	20	20,560
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2015, Ref. RB(a)(b)	5.00%	02/15/2026	25	26,230
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2026	65	68,793
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2027	100	105,403
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2028	40	42,083
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2029	75	78,783
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2031	35	36,673
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2032	30	31,417
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2033	5	5,233
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2034	10	10,162
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2036	45	46,825
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	100	103,092
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	400	410,466
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2034	220	223,692
Coachella Valley Unified School District (Election of 2005), Series 2016 F, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2046	175	178,488
East Side Union High School District, Series 2003 B, Ref. GO Bonds, (INS - NATL)(c)	5.25%	02/01/2026	100	103,108
Eastern Municipal Water District, Series 2016 A, Ref. RB	5.00%	07/01/2042	125	129,567
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	10	10,529
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2034	15	15,316
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	50	50,818
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	125	94,720
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(c)	3.50%	08/01/2037	45	41,913
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2036	250	260,137
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2038	25	25,872
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023, RB	5.25%	05/01/2043	225	232,853
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	30	31,142
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2026	120	126,673
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2041	50	51,315
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,100	1,125,086
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2027	15	15,718
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2026	25	26,206
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,470
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2030	40	41,629
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2031	25	26,000
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2026	215	227,566
Los Angeles (City of), CA Department of Water & Power, Series 2021 A, RB	5.00%	07/01/2026	250	264,159
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2026	50	52,922
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2030	200	210,198
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2031	90	94,435
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	60	62,855
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2033	1,000	1,045,845
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2034	35	36,586
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2035	10	10,444
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2026	25	26,420
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2026	50	52,948
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2026	50	52,948
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2026	35	36,987
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2036	$55	$57,707
Los Angeles Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2038	5	5,214
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2034	310	317,532
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2035	120	122,446
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2036	20	20,303
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	105	110,916
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2026	375	397,111
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2026	500	529,743
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2026	150	158,960
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	5.00%	08/01/2041	100	103,405
Mountain View Whisman School District (Election of 2012), Series 2016 B, GO Bonds(a)(b)	4.00%	09/01/2026	10	10,384
Municipal Improvement Corp. of Los Angeles, Series 2016 B, Ref. RB	4.00%	11/01/2036	25	25,297
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2029	250	264,480
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2030	195	205,649
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2035	100	101,296
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2029	45	47,389
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	20	20,003
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2036	200	200,257
Palomar Health, Series 2016, Ref. RB	5.00%	11/01/2039	110	110,508
Pasadena Unified School District (Election of 2008), Series 2016, GO Bonds	4.00%	08/01/2035	20	20,261
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2032	40	42,215
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2033	25	26,372
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2034	15	15,797
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2038	140	141,017
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	50	51,512
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2026	20	21,276
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	130	133,112
Sacramento Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2043	150	154,617
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2026	125	133,137
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB(a)(b)	5.00%	11/15/2025	75	77,718
San Diego (City of), CA Public Facilities Financing Authority, Series 2015, Ref. RB	4.00%	05/15/2026	120	121,704
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2029	5	5,286
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2032	145	152,960
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2035	100	105,077
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2036	100	104,648
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2037	5	5,210
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2028	30	31,888
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2037	60	62,674
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	125	129,164
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	115	119,129
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	10	10,614
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2028	100	106,329
San Diego Unified School District, Series 2005 C-2, Ref. GO Bonds, (INS - AGM)(c)	5.50%	07/01/2026	35	37,542
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2029	130	137,696
San Diego Unified School District, Series 2016 SR-1, Ref. GO Bonds	4.00%	07/01/2032	50	50,859
San Diego Unified School District, Series 2016 SR-1, Ref. GO Bonds	4.00%	07/01/2033	35	35,558
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2026	5	5,267
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	100	102,306
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2026	40	42,126
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2026	20	21,388
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2036	15	15,216
San Francisco (City & County of), CA Public Utilities Commission, Series 2017 D, Ref. RB	5.00%	11/01/2026	40	42,776
San Francisco (City & County of), CA Redevelopment Agency Successor Agency (Mission Bay South Redevelopment), Series 2016 C, Ref. RB, (INS - NATL)(c)	5.00%	08/01/2041	150	154,954
San Francisco (City of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2028	170	181,404
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2026	$150	$154,162
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2026	30	31,692
San Jose Unified School District (Election of 2012), Series 2019 N, GO Bonds	4.00%	08/01/2030	10	10,236
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 B, COP	5.00%	12/01/2026	65	69,424
Santa Clara Valley Transportation Authority, Series 2018 A, Ref. RB	5.00%	06/01/2026	100	105,852
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2026	500	527,014
Santa Clara Valley Water District, Series 2023, COP	4.00%	06/01/2026	20	20,613
Silicon Valley Clean Water (WIFIA WWTP), Series 2021 B, RN	0.50%	03/01/2026	500	461,957
Sonoma (County of), CA Junior College District, Series 2016 A, GO Bonds	5.00%	08/01/2041	5	5,198
Stockton Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2031	20	20,812
Sweetwater Union High School District (Election of 2006), Series 2016 B, GO Bonds, (INS - AGM)(c)	3.38%	08/01/2040	80	69,664
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2031	130	136,265
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	25	25,721
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2026	200	211,366
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2035	120	125,020
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2036	55	55,645
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2051	300	307,263
Victor Valley Union High School District, Series 2016 A, Ref. GO Bonds, (INS - BAM)(c)	3.00%	08/01/2034	20	18,433
West Hollywood (City of), CA Public Financing Authority (Park Phase II), Series 2016, Ref. RB	3.00%	04/01/2041	125	105,496
				25,417,255
Colorado-3.92%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2030	125	131,787
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2028	100	106,007
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2030	150	158,519
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2026	20	21,316
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	110	116,176
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2026	1,540	1,635,783
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2026	95	98,751
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center), Series 2015, RB	5.00%	01/15/2035	190	195,119
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2026	30	31,830
Colorado (State of) Regional Transportation District, Series 2015, COP	5.00%	06/01/2026	160	164,435
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2026	30	31,895
Commerce (City of), CO, Series 2016, RB(a)(b)	5.00%	08/01/2026	55	57,943
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2031	125	131,346
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2032	10	10,504
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2041	25	25,787
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	222,741
Denver City & County School District No 1, Series 2017, GO Bonds	5.00%	12/01/2028	10	10,622
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	4.00%	12/01/2026	90	91,368
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2030	105	111,225
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2031	1,555	1,643,988
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2037	5	5,207
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	90	93,527
Eagle County School District No. Re50J, Series 2017, GO Bonds	5.00%	12/01/2035	100	104,150
Jefferson County School District R-1, Series 2012, Ref. GO Bonds	5.00%	12/15/2026	40	42,596
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds	5.00%	12/15/2032	105	111,527
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2026	55	57,783
Weld County School District No. RE-4, Series 2016, GO Bonds	5.25%	12/01/2041	100	104,507
				5,516,439
Connecticut-1.57%
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2026	10	10,234
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2026	375	389,056
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2029	200	210,906
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2026	55	58,302
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2026	100	105,279
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	175	185,314
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2026	35	36,706
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2026	160	166,855
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2026	$500	$529,468
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2026	150	158,692
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2029	25	26,311
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2030	100	105,051
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	4.00%	09/01/2035	25	25,308
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2045	195	197,715
				2,205,197
Delaware-0.02%
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	5.00%	07/01/2026	25	26,378
District of Columbia-1.70%
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2030	135	141,583
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2031	30	31,441
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2032	175	182,932
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2041	500	513,229
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2033	10	10,534
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2034	275	288,966
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2036	635	663,741
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	15	15,476
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2031	85	89,965
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2030	15	15,617
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2031	15	15,600
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2032	55	57,150
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2036	250	256,889
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2026	100	105,669
				2,388,792
Florida-3.34%
Broward (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	07/01/2026	125	128,324
Central Florida Expressway Authority, Series 2016 A, Ref. RB	4.00%	07/01/2031	10	10,096
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2028	20	20,860
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2030	15	15,187
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2031	55	55,526
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2034	290	298,697
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	100	100,569
Florida (State of), Series 2015 E, Ref. GO Bonds	5.00%	06/01/2026	50	51,437
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	20	21,077
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2026	195	205,493
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2026	100	105,080
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2026	140	148,301
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2026	80	84,246
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2028	75	78,356
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2029	40	41,713
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2031	35	36,403
Halifax Hospital Medical Center, Series 2016, Ref. RB	5.00%	06/01/2036	500	505,988
Miami (City of) & Dade (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	05/01/2026	15	15,292
Miami (City of) & Dade (County of), FL School Board, Series 2015 D, Ref. COP	5.00%	02/01/2028	30	31,043
Miami-Dade (County of), FL, Series 2015 B, Ref. RB	5.00%	10/01/2026	25	25,512
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2026	100	103,111
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	30	31,488
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2030	40	41,994
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	75	78,605
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	10	10,478
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2033	35	36,514
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	200	203,457
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2030	5	5,191
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2034	310	321,494
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2029	125	129,464
Miami-Dade (County of), FL Transit System, Series 2015, Ref. RB	5.00%	07/01/2026	10	10,258
Miami-Dade (County of), FL Transit System, Series 2017, Ref. RB	4.00%	07/01/2038	15	15,082
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2026	190	200,772
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2035	$235	$242,300
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2036	50	51,387
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2039	10	10,188
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2033	10	10,343
Orange (County of), FL School Board, Series 2016 C, Ref. COP	3.38%	08/01/2034	10	9,669
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2034	10	10,312
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2026	50	52,597
Port St. Lucie (City of), FL, Series 2016, Ref. RB	5.00%	09/01/2029	20	20,958
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2031	600	603,290
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2033	5	5,024
Reedy Creek Improvement District, Series 2016, GO Bonds	5.00%	06/01/2035	200	205,770
South Broward Hospital District, Series 2016, Ref. RB	4.00%	05/01/2033	50	50,466
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2026	10	10,446
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2027	50	52,298
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2028	25	26,154
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2032	20	20,832
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2035	100	103,727
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2026	50	52,876
				4,705,745
Georgia-1.73%
DeKalb (County of), GA, Series 2006 B, Ref. RB, (INS - AGM)(c)	5.25%	10/01/2032	120	126,744
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	101,216
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2026	70	74,647
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2026	195	203,804
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2026	200	211,076
Georgia (State of) (Tranche 1), Series 2015 A, GO Bonds	5.00%	02/01/2026	100	102,352
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2026	30	31,661
Georgia (State of) Municipal Electric Authority (No. 1), Series 2016 A, Ref. RB	5.00%	01/01/2028	25	25,932
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2026	70	73,542
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2026	30	31,724
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	50	51,406
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	10	10,281
Henry County School District, Series 2016, GO Bonds	5.00%	08/01/2026	40	42,235
Henry County School District, Series 2016, GO Bonds	4.00%	08/01/2028	15	15,297
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2026	170	175,681
Metropolitan Atlanta Rapid Transit Authority, Series 2015 B, RB	5.00%	07/01/2045	600	612,998
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2026	75	79,096
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2028	25	26,187
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2029	75	78,508
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2030	35	36,614
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	50	52,249
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2034	35	36,501
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	4.00%	10/01/2038	60	60,520
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	5.00%	10/01/2038	100	103,808
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	65	68,253
				2,432,332
Hawaii-0.71%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2026	65	67,197
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2026	40	40,973
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2028	75	76,494
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2028	75	79,054
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2031	85	89,547
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2026	85	89,985
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	4.00%	10/01/2031	230	234,480
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2026	100	105,865
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2026	90	95,191
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2026	$45	$47,052
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2026	60	62,735
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2026	5	5,228
				993,801
Illinois-4.76%
Chicago (City of), IL, Series 1999, RB	5.00%	11/01/2030	175	181,689
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2038	100	99,979
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2026	20	20,818
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2028	80	82,747
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2029	10	10,325
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2030	60	61,828
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2034	220	226,423
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2036	50	51,318
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2038	100	101,902
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2026	75	79,469
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2029	190	200,371
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	250	253,061
Chicago (City of), IL Transit Authority, Series 2017, RB	5.00%	12/01/2046	25	25,371
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2026	135	141,420
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2028	40	42,054
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2029	100	105,135
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2030	20	21,027
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2031	500	517,261
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2026	145	149,739
Illinois (State of), Series 2016 C, Ref. RB, (INS - BAM)(c)	4.00%	06/15/2028	15	15,100
Illinois (State of), Series 2016, GO Bonds	4.00%	01/01/2031	85	85,768
Illinois (State of), Series 2016, GO Bonds	4.13%	11/01/2031	190	191,967
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2032	100	102,522
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2033	570	580,366
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2033	25	25,606
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2034	485	495,339
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	400	417,212
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2026	75	78,076
Illinois (State of) Finance Authority (Art Institute of Chicago), Series 2016, Ref. RB	5.00%	03/01/2030	150	155,687
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2026	215	222,908
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2016 A, Ref. RB	5.00%	02/15/2045	360	364,424
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	07/01/2026	120	122,532
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	55	57,906
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2036	55	56,616
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2040	120	122,362
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	4.00%	12/01/2031	60	60,989
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	170	175,636
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	130	134,273
Illinois (State of) Toll Highway Authority, Series 2016 B, RB	5.00%	01/01/2041	275	281,316
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2026	160	166,547
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2026	105	109,296
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	12/01/2041	75	76,425
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGM)(c)	5.00%	12/01/2046	140	144,324
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2026	35	36,275
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2026	30	31,093
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2026	15	15,247
				6,697,749
Indiana-1.43%
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	250	260,880
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2026	500	522,681
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	615	626,783
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana University, Series 2016 A, Ref. RB	5.00%	06/01/2028	$25	$26,237
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2026	545	575,746
				2,012,327
Iowa-0.10%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2026	45	47,574
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2041	90	93,450
				141,024
Kansas-0.32%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2026	145	153,206
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	4.00%	09/01/2031	70	71,206
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	5.50%	09/01/2026	210	224,979
				449,391
Kentucky-0.59%
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2026	235	249,136
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2028	50	52,277
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2026	20	20,899
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2029	35	36,122
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2030	210	216,406
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2031	85	87,490
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2032	95	97,743
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2033	65	66,812
				826,885
Louisiana-0.35%
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2026	200	210,704
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2026	40	42,242
Louisiana Public Facilities Authority, Series 2016, Ref. RB	5.00%	05/15/2047	75	75,672
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	150	156,817
Shreveport (City of), LA, Series 2016 B, RB, (INS - BAM)(c)	4.00%	12/01/2037	5	4,977
				490,412
Maine-0.04%
Maine (State of) Municipal Bond Bank (Transcap), Series 2021 A, Ref. RB	5.00%	09/01/2026	50	52,789
Maryland-2.59%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2026	45	47,074
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2026	25	26,437
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2026	175	180,601
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	40	42,299
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2026	65	68,735
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2026	100	104,809
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2026	105	111,034
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	150	158,620
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2026	35	35,984
Maryland (State of) Department of Transportation, Series 2018, RB	5.00%	10/01/2029	10	10,575
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2026	1,500	1,592,167
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2026	165	175,138
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2028	250	264,597
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2016, RB(a)(b)	5.00%	05/01/2026	500	525,974
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2026	35	36,885
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	100	106,172
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2026	60	63,834
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2026	$70	$73,945
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2026	20	20,028
				3,644,908
Massachusetts-5.29%
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	10	10,534
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	40	41,992
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	50	52,345
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2026	5	5,274
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	85	89,772
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	4.00%	07/01/2033	35	35,681
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2034	60	62,693
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2036	100	104,000
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2038	110	113,604
Massachusetts (Commonwealth of), Series 2016 C, Ref. GO Bonds	5.00%	04/01/2026	150	157,480
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2032	10	10,210
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2034	40	40,687
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2035	290	294,328
Massachusetts (Commonwealth of), Series 2016 H, GO Bonds	5.00%	12/01/2026	105	112,033
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2029	5	5,306
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2034	15	15,769
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2035	25	26,219
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2037	75	78,009
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2026	25	26,404
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2026	240	255,543
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2026	20	21,123
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2026	125	132,550
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2026	115	120,036
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2026	200	210,389
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2016 A, RB	5.00%	06/01/2041	30	30,783
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2026	100	105,538
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2026	20	21,181
Massachusetts (Commonwealth of) Development Finance Agency (Bentley University), Series 2016, RB	5.00%	07/01/2040	175	178,222
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music), Series 2016, Ref. RB	5.00%	10/01/2046	250	252,356
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2016 E, Ref. RB	5.00%	07/01/2037	220	222,675
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2028	10	10,362
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	1,500	1,521,416
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2031	30	31,523
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2033	745	781,097
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	4.00%	07/15/2036	10	10,136
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2026	300	319,420
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2031	250	261,175
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2041	200	204,431
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2047	50	50,847
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2035	50	52,223
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2036	10	10,402
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	40	40,884
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	5.00%	11/15/2034	400	418,748
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	4.00%	11/15/2035	200	203,665
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB(a)(b)	5.00%	02/15/2026	250	262,028
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2018, Ref. RB	5.00%	01/01/2026	$65	$67,820
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2026	70	73,037
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	160	169,321
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB	5.00%	08/01/2028	25	26,474
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB	4.00%	08/01/2036	90	91,251
				7,438,996
Michigan-2.80%
Great Lakes Water Authority, Series 2016 B, Ref. RB	5.00%	07/01/2030	400	414,455
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2030	185	191,685
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.25%	07/01/2033	150	156,174
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2036	200	205,631
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2030	500	521,504
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2036	30	30,926
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2026	75	78,525
Livonia Public Schools, Series 2016, GO Bonds, (INS - AGM)(c)	5.00%	05/01/2045	45	46,160
Michigan (State of), Series 2017 A, Ref. GO Bonds	5.00%	05/01/2026	50	52,430
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2029	10	10,208
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2026	115	120,245
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2031	40	41,845
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2032	20	20,881
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2033	40	41,775
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	04/15/2035	135	140,622
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2046	150	153,165
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2026	500	529,323
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2037	500	510,723
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	165	149,469
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016, Ref. RB	5.00%	12/01/2045	15	15,209
Michigan (State of) Hospital Finance Authority (Ascension Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	45	45,761
Oakland University Board of Trustees, Series 2016, RB	5.00%	03/01/2047	150	152,161
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGM)(c)	4.00%	05/01/2045	20	19,242
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	125	131,003
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	75	78,602
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2026	75	78,602
				3,936,326
Minnesota-0.63%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2026	25	26,023
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2026	500	530,722
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2026	85	90,223
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2026	100	104,559
St. Cloud (City of), MN (CentraCare Health System), Series 2016 A, Ref. RB	3.25%	05/01/2039	100	84,791
University of Minnesota, Series 2016 A, RB	5.00%	04/01/2041	50	51,277
				887,595
Mississippi-0.40%
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	80	85,169
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	45	47,907
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	125	132,807
Mississippi (State of), Series 2018 A, GO Bonds	4.00%	11/01/2038	100	100,697
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	200	201,609
				568,189
Missouri-0.59%
Hazelwood School District, Series 2017 A, Ref. GO Bonds	3.00%	03/01/2029	35	34,778
Kansas City (City of), MO, Series 2022 A, Ref. GO Bonds	5.00%	02/01/2026	5	5,218
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2026	40	41,944
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2026	55	58,180
Missouri (State of) Environmental Improvement & Energy Resources Authority, Series 2015 B, Ref. RB	5.00%	07/01/2026	15	15,459
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2029	$75	$77,544
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2030	15	15,496
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2031	55	56,762
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2033	15	15,072
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2026	190	199,915
Missouri (State of) Highway & Transportation Commission, Series 2019 B, RB	5.00%	11/01/2026	20	21,261
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2032	25	25,263
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2033	50	50,397
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2035	95	95,436
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	5.00%	12/01/2040	80	81,678
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds(a)	5.00%	02/01/2026	15	15,613
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds	5.00%	02/01/2026	20	20,873
				830,889
Nebraska-0.21%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2028	60	62,715
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	310	231,097
				293,812
Nevada-0.85%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2026	150	159,109
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2032	20	20,306
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2026	45	47,366
Clark (County of), NV Water Reclamation District, Series 2016, Ref. GO Bonds	4.00%	07/01/2035	250	252,894
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2026	25	25,898
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	95	99,540
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2037	75	77,434
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2038	200	206,107
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	50	51,443
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2046	75	76,787
Nevada (State of), Series 2015 D, Ref. GO Bonds	5.00%	04/01/2026	25	25,608
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	90	94,676
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	50	52,512
Truckee Meadows Water Authority, Series 2016, Ref. RB	5.00%	07/01/2032	5	5,235
				1,194,915
New Jersey-2.79%
Bayonne (City of), NJ, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	135	141,960
New Jersey (State of), Series 2014, GO Bonds(a)(b)	5.00%	06/01/2025	30	30,834
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2026	150	157,296
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	445	480,535
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	260	274,289
New Jersey (State of) Economic Development Authority, Series 2023 RRR, Ref. RB	5.00%	03/01/2026	55	57,261
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2016 B, Ref. RB	5.00%	07/01/2031	145	150,564
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2032	5	5,060
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	5.00%	07/01/2033	10	10,481
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	100	102,405
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2029	65	68,482
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2030	170	179,058
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2031	45	47,239
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	$280	$283,242
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016, Ref. RB	4.00%	07/01/2035	110	110,691
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2028	125	130,492
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	4.10%	06/15/2031	200	203,900
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2030	300	312,615
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2031	200	208,237
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2026	510	539,323
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2026	165	172,763
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2034	240	247,634
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2035	15	15,462
				3,929,823
New Mexico-0.18%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2026	240	250,995
New York-16.05%
Albany (County of), NY, Series 2018, GO Bonds	4.00%	04/01/2029	5	5,134
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	100	98,833
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	185	163,309
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2015 A, Ref. RB	5.00%	05/01/2026	10	10,354
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2030	20	21,078
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2026	85	88,918
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2036	160	165,258
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	500	510,930
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGM)(c)	5.25%	11/15/2026	350	371,470
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	4.00%	11/15/2026	60	61,831
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2029	65	68,638
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2034	15	15,773
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2035	30	31,503
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2034	15	15,470
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2035	20	20,573
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	750	764,907
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2029	5	5,186
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2030	75	77,714
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2033	145	145,543
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2026	160	168,358
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2026	300	315,672
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2036	1,000	1,038,621
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	200	204,054
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2051	100	101,842
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2026	65	66,546
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2046	25	25,624
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	100	102,847
New York (City of), NY, Series 2008 J-10, GO Bonds	5.00%	08/01/2026	45	47,562
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2026	45	46,546
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2029	45	47,509
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	195	201,859
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2026	375	391,168
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	100	104,312
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2028	65	67,622
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2029	55	57,102
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2031	25	25,897
New York (City of), NY, Series 2016 C, Ref. GO Bonds	4.00%	08/01/2035	10	10,095
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2026	130	137,402
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2028	25	26,279
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2029	50	52,427
New York (City of), NY, Series 2016 E, Ref. GO Bonds	4.00%	08/01/2033	35	35,539
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	$2,000	$2,113,877
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2026	80	84,555
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2026	80	84,555
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2026	150	157,005
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2026	10	10,569
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2029	555	570,080
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2030	20	20,919
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2031	45	47,067
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2032	80	81,675
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2034	125	126,780
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2035	25	25,291
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2038	500	517,027
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	405	415,116
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2026	215	226,834
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2037	415	436,109
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2038	100	104,703
New York (City of), NY Municipal Water Finance Authority, Subseries 2016, Ref. RB	4.00%	06/15/2033	75	76,968
New York (City of), NY Municipal Water Finance Authority, Subseries 2016, Ref. RB	4.00%	06/15/2037	30	30,335
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	35	35,949
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2028	10	10,394
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2030	40	41,411
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2035	100	103,113
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	200	203,081
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2030	25	25,574
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2035	100	103,787
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2026	30	31,900
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2026	435	462,545
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2026	30	31,342
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2029	250	261,702
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2030	655	685,318
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2033	200	209,309
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2030	245	253,914
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2031	350	362,587
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2035	185	191,145
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2037	195	200,330
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2038	40	41,026
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2039	250	256,154
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	5.00%	02/01/2030	135	139,912
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2033	5	5,051
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2016 A, Ref. RB	5.00%	12/01/2026	30	31,743
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2029	30	30,774
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2031	235	240,550
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2026	5	5,282
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2029	50	52,284
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2029	25	25,969
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2032	100	104,843
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2032	90	93,353
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2033	40	41,743
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2033	305	319,605
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2034	20	20,941
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2034	50	51,813
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2036	10	10,365
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2039	15	15,469
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2041	210	216,246
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)	5.00%	02/15/2026	35	36,501
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)(b)	5.00%	08/15/2026	50	52,793
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)	5.00%	02/15/2026	100	104,397
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	$10	$10,533
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2026	35	36,501
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2026	15	15,676
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2026	140	145,852
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2026	60	63,435
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2030	155	162,904
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2033	45	47,033
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2034	35	36,543
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2035	10	10,414
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)	5.00%	03/15/2026	35	36,646
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2026	125	132,156
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 A, RB(a)	5.00%	03/15/2026	15	15,726
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2026	5	5,252
New York (State of) Dormitory Authority (Columbia University) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2026	320	340,651
New York (State of) Dormitory Authority (Group B), Series 2016 A, RB(a)(b)	5.00%	09/15/2026	265	281,444
New York (State of) Dormitory Authority (Group B), Series 2016 A, RB	5.00%	03/15/2028	225	236,387
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2031	40	41,510
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2033	350	362,950
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2036	150	154,542
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2039	140	143,755
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2026	20	21,108
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2035	15	15,330
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2041	5	5,082
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	265	268,291
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2051	200	202,089
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	250	253,985
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2032	25	26,129
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2034	150	156,627
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2034	150	156,627
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2016 A, RB	5.00%	11/15/2046	150	151,326
New York State Environmental Facilities Corp., Series 2016 A, Ref. RB	4.00%	06/15/2036	100	101,302
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2028	35	36,860
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2029	55	57,854
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2030	30	31,520
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2032	225	235,835
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	580	606,626
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	95	99,791
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2029	30	31,214
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2033	135	140,342
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2034	215	223,268
New York State Urban Development Corp., Series 2016 A, Ref. RB	4.00%	03/15/2036	40	40,425
New York State Urban Development Corp., Series 2016, Ref. RB(a)	5.00%	03/15/2026	10	10,459
New York State Urban Development Corp., Series 2016, Ref. RB	5.00%	03/15/2026	40	41,924
New York State Urban Development Corp., Series 2017 C-1, Ref. RB	5.00%	03/15/2026	20	20,962
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2026	75	78,607
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2031	500	522,194
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	500	512,336
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2029	100	103,616
				22,588,624
North Carolina-1.00%
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2026	50	53,305
North Carolina (State of), Series 2013 C, Ref. GO Bonds	5.00%	05/01/2026	45	47,316
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2026	30	31,562
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	90	94,821
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2026	40	42,002
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2026	325	342,408
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2026	$30	$31,501
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2026	65	67,906
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2026	15	15,922
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	55	56,528
North Carolina (State of) Eastern Municipal Power Agency, Series 1993 B, Ref. RB(a)	6.00%	01/01/2026	25	26,429
North Carolina (State of) Medical Care Commission (Deerfield Episcopal Retirement Community), Series 2016, Ref. RB	5.00%	11/01/2037	150	152,459
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2028	35	36,273
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2028	100	104,480
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2029	50	52,175
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2054	250	251,981
				1,407,068
Ohio-2.34%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2026	145	151,586
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	100	101,887
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2026	25	26,786
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2029	100	104,851
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	26,194
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2032	1,015	1,063,243
Columbus (City of), OH, Series 2016-1, Ref. GO Bonds	5.00%	07/01/2026	135	142,442
Columbus City School District (Construction and Improvement), Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	100	104,802
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	5.00%	12/01/2026	25	26,497
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2026	35	37,147
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2029	95	100,493
Hamilton (County of), OH, Series 2016 A, Ref. RB	4.00%	12/01/2031	45	45,568
Miami University, Series 2017, Ref. RB	5.00%	09/01/2041	50	51,113
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2031	70	73,396
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2026	15	15,884
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	5	5,279
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2031	100	104,120
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2033	125	129,698
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2033	15	15,691
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2034	30	31,058
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2034	50	52,259
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2026	5	5,194
Ohio (State of) (Garvee), Series 2016 1, RB	5.00%	12/15/2028	45	47,222
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2026	10	10,509
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2027	65	68,258
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016 A, Ref. RB	5.00%	01/15/2041	335	338,111
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2032	200	209,506
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2026	5	5,329
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	06/01/2026	45	47,388
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	12/01/2026	25	26,645
University of Cincinnati, Series 2016 C, RB	5.00%	06/01/2046	125	127,414
				3,295,570
Oklahoma-0.80%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2026	50	52,492
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2026	10	10,467
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2029	15	15,749
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	45	46,984
Grand River Dam Authority, Series 2016 A, Ref. RB	4.00%	06/01/2033	600	610,593
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2037	190	194,335
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	170	173,029
Tulsa (County of), OK Industrial Authority (Jenks Public Schools), Series 2015, RB	5.00%	09/01/2026	25	25,798
				1,129,447
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-0.46%
Clackamas County School District No. 12 North Clackamas, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2032	$25	$25,485
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	80	84,123
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	40	42,111
Oregon (State of), Series 2016 C, GO Bonds	5.00%	08/01/2041	100	102,919
Oregon (State of) (Seismic), Series 2016 F, Ref. GO Bonds	5.00%	05/01/2029	30	31,428
Oregon (State of) Facilities Authority, Series 2016 A, Ref. RB	5.00%	10/01/2035	15	15,356
Oregon (State of) Facilities Authority (Legacy Health), Series 2016 A, Ref. RB	5.00%	06/01/2046	100	100,338
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2036	160	165,840
Portland Community College District, Series 2018, GO Bonds	5.00%	06/15/2029	25	26,253
University of Oregon, Series 2016 A, RB	5.00%	04/01/2046	60	61,144
				654,997
Pennsylvania-3.60%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	4.00%	11/01/2032	100	101,751
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2026	100	104,095
Chester (County of), PA, Series 2016 A, Ref. GO Bonds	4.00%	07/15/2028	45	46,282
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016 A, Ref. RB	5.00%	08/15/2042	140	142,565
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2026	50	52,643
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2016 A, Ref. RB	4.00%	07/01/2035	100	99,952
Lycoming (County of), PA Authority (Pennsylvania College of Technology), Series 2016 A, Ref. RB	3.00%	10/01/2037	100	88,607
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2026	65	67,405
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2016, Ref. RB	5.00%	08/15/2046	10	10,084
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2026	35	35,790
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2029	300	312,167
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2032	200	202,765
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	130	135,667
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2026	30	31,551
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	3.25%	08/15/2026	515	515,412
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2028	300	316,085
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2030	65	66,190
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2032	10	10,174
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2016, Ref. RB	4.00%	03/15/2033	25	25,202
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2016 A, Ref. RB	4.00%	08/15/2031	500	509,293
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2026	110	116,716
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2028	35	37,070
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2030	155	162,506
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2032	230	243,165
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	4.00%	12/01/2034	35	35,494
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2034	60	62,422
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2035	150	156,508
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2036	45	46,632
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2041	25	25,575
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	60	60,806
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	4.00%	06/01/2033	145	146,855
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2039	150	152,809
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2026	40	41,272
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	12/01/2030	100	104,726
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A, RB, (INS - AGM)(c)	4.00%	12/01/2037	385	387,114
Pennsylvania State University (The), Series 2016 A, RB	5.00%	09/01/2041	200	207,498
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2026	145	152,380
Pittsburgh (City of), PA Water & Sewer Authority, Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2026	45	47,437
				5,060,665
Rhode Island-0.13%
Rhode Island (State of), Series 2015 A, Ref. GO Bonds	5.00%	08/01/2026	20	20,651
Rhode Island (State of) Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	40	40,926
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2026	50	52,328
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island-(continued)
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2030	$40	$41,628
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	25	25,234
				180,767
South Carolina-0.52%
South Carolina (State of) Jobs-Economic Development Authority (Carealliance Health Services), Series 2016 A, RB	5.25%	08/15/2046	85	86,113
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2029	225	232,428
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	150	154,486
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	145	149,288
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2035	20	20,505
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	4.00%	12/01/2056	20	17,511
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2026	65	68,794
				729,125
Tennessee-0.79%
Clarksville (City of), TN, Series 2016, Ref. RB(a)(b)	5.00%	02/01/2026	45	46,984
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	5.00%	07/01/2026	100	103,026
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2026	50	52,097
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	100	105,283
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.75%	07/01/2026	20	20,928
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2029	35	36,427
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2035	65	66,222
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2040	200	202,368
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	225	226,950
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	100	105,826
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2026	35	37,156
Tennessee Energy Acquisition Corp., Series 2006 A, RB	5.25%	09/01/2026	30	30,752
Tennessee Energy Acquisition Corp., Series 2006 B, RB	5.63%	09/01/2026	75	76,357
				1,110,376
Texas-8.73%
Allen (County of), OH, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	20	20,563
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	150	153,742
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	40	40,854
Austin (City of), TX, Series 2021, Ref. RB	5.00%	11/15/2026	15	15,948
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	60	62,947
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	220	230,804
Bexar (County of), TX, Series 2017, Ref. GO Bonds	5.00%	06/15/2028	500	524,950
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2026	135	142,819
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2028	125	131,849
Board of Regents of the University of Texas System (Green Bonds), Series 2016 B, RB	5.00%	08/15/2026	35	37,065
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	100	104,392
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2026	160	165,006
Dallas (City of), TX, Series 2016 A, Ref. RB	4.00%	10/01/2041	25	25,064
Dallas (City of), TX, Series 2017, Ref. GO Bonds	5.00%	02/15/2026	500	521,961
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	5.00%	12/01/2032	45	47,456
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	4.00%	12/01/2036	100	101,075
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2026	30	31,084
Denton (City of), TX, Series 2017, RB	5.00%	12/01/2035	165	170,289
El Paso (City of), TX, Series 2016, GO Bonds	5.00%	08/15/2042	100	102,190
El Paso Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	150	156,275
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	75	78,278
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2026	$15	$15,845
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2030	30	31,331
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2031	60	62,598
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2035	15	15,559
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2036	95	98,145
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2028	40	42,304
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2029	5	5,279
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2026	125	132,040
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2031	300	304,673
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2032	80	83,985
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2033	45	47,154
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2036	190	197,149
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2026	200	208,764
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2026	25	26,550
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2026	60	63,109
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	20,847
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	145	151,142
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	1,230	1,280,232
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	55	55,663
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	110	114,879
Humble Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	25	25,210
Lone Star College System, Series 2016, Ref. GO Bonds	4.00%	02/15/2032	45	45,610
Lone Star College System, Series 2016, Ref. GO Bonds	5.00%	02/15/2033	25	25,983
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2026	150	157,214
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB, (Acquired 09/23/2019; Cost $104,252)(d)(e)	5.00%	07/02/2046	100	68,500
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB, (Acquired 09/23/2019; Cost $207,743)(d)(e)	5.00%	07/03/2051	200	137,000
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2026	30	31,388
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2028	150	156,001
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2030	100	103,815
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2031	105	108,913
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2032	10	10,364
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2036	625	643,997
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2039	20	20,406
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2029	20	20,792
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2031	15	15,559
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	15	15,508
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2030	45	46,432
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2031	120	123,686
Pearland (City of), TX, Series 2021 B, Ctfs. of Obligations	5.00%	03/01/2030	630	648,607
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2026	35	37,074
Plano Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	85	88,785
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2033	50	50,501
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2026	70	73,085
San Antonio (City of), TX, Series 2015, Ref. RB	3.13%	02/01/2028	75	73,365
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2026	210	219,256
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2028	30	30,541
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2029	30	31,480
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2030	20	20,946
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2032	125	126,698
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2026	30	31,322
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2026	130	132,428
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2031	$15	$15,629
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2032	20	20,837
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2036	200	208,642
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2029	135	140,900
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2028	35	36,580
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	4.00%	11/15/2034	95	95,556
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	250	255,297
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	5.00%	02/15/2034	40	41,681
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2026	200	209,191
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2038	250	257,996
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2029	20	20,913
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2031	140	146,230
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2033	20	20,881
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2037	30	31,095
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2026	85	89,914
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2035	400	402,214
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2028	100	102,008
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2029	30	30,481
Trinity River Authority, Series 2016, Ref. RB	5.00%	08/01/2026	500	527,811
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2030	75	77,910
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	395	408,540
				12,282,631
Utah-0.26%
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	95	72,514
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2026	160	168,820
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	125	123,982
				365,316
Vermont-0.12%
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2034	5	5,133
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2035	75	76,771
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2036	80	81,522
				163,426
Virginia-1.91%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2046	255	256,001
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB, (INS - AGM)(c)	5.00%	07/01/2041	75	76,906
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	04/01/2026	100	104,802
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds	4.00%	10/01/2027	95	97,216
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2030	120	125,236
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2031	20	20,858
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2021 A, RB(a)	5.00%	07/01/2026	770	806,770
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	100	105,352
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	25	26,338
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	10	10,535
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	40	42,141
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2026	20	20,869
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	20	20,837
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	40	41,675
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	135	140,651
Richmond (City of), VA, Series 2016, Ref. RB	4.00%	01/15/2037	150	151,676
Virginia (Commonwealth of), Series 2015 B, Ref. GO Bonds	5.00%	06/01/2026	25	25,767
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2028	$85	$89,828
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2029	65	68,569
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2026	70	73,115
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2026	35	36,558
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2026	30	31,716
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2026	80	84,060
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2026	225	235,516
				2,692,992
Washington-2.86%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2035	145	152,399
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2026	10	10,622
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2026	20	21,077
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2028	50	52,632
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2026	10	10,539
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2026	295	310,885
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2035	600	606,291
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2028	100	105,111
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2030	50	51,005
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2032	125	126,809
King County School District No 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2031	65	65,999
King County School District No 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2032	5	5,070
King County School District No. 401 Highline, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	40	41,555
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	25	26,519
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	25	25,672
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	40	42,289
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	15	15,916
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	100	106,106
King County School District No. 411 Issaquah, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	30	31,673
North Thurston Public Schools, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	45	47,827
Seattle (City of), WA, Series 2015 A, Ref. GO Bonds	5.00%	06/01/2026	20	20,557
Seattle (City of), WA, Series 2019 B, Ref. RB	5.00%	02/01/2026	70	72,996
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2030	35	36,264
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	207,071
Washington (State of), Series 2016 A, GO Bonds	5.00%	08/01/2031	160	167,698
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	250	260,020
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2029	40	41,562
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2029	10	10,502
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	10	10,376
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	40	41,935
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2031	55	57,069
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	100	103,722
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2032	50	52,393
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2033	5	5,185
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	07/01/2032	75	77,791
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2034	40	41,872
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	5	5,202
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2026	90	94,044
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series R-2017 A, Ref. GO Bonds	5.00%	08/01/2028	$395	$415,656
Washington (State of), Series R-2017 A, Ref. GO Bonds	5.00%	08/01/2030	25	26,209
Washington (State of), Series R-2017 A, Ref. GO Bonds	5.00%	08/01/2032	280	293,398
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2034	50	52,340
Washington (State of) Higher Education Facilities Authority (Whitworth University), Series 2016 A, Ref. RB	5.00%	10/01/2040	70	70,591
				4,020,449
Wisconsin-2.21%
Wisconsin (State of), Series 2016 2, Ref. GO Bonds	5.00%	11/01/2026	40	41,837
Wisconsin (State of), Series 2016-2, Ref. GO Bonds	5.00%	11/01/2029	1,500	1,571,037
Wisconsin (State of), Series 2018 A, RB	5.00%	06/01/2026	200	210,466
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2026	60	63,002
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2026	125	131,434
Wisconsin (State of) Department of Transportation, Series 2015 1, Ref. RB	5.00%	07/01/2026	70	72,024
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	20	20,975
Wisconsin (State of) Department of Transportation, Series 2017, Ref. RB	5.00%	07/01/2026	85	89,145
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB(a)(b)	3.13%	05/15/2026	25	24,976
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2033	25	25,231
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2035	240	241,495
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.50%	11/15/2039	100	101,053
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	5.00%	11/15/2039	350	355,110
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	4.00%	11/15/2032	35	35,362
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	5.00%	12/01/2041	25	25,685
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	65	65,902
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2046	30	30,257
				3,104,991
TOTAL INVESTMENTS IN SECURITIES(f)-98.53% (Cost $140,098,286)				138,615,361
OTHER ASSETS LESS LIABILITIES-1.47%				2,073,740
NET ASSETS-100.00%				$140,689,101

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2023
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $205,500, which represented less than 1% of the Fund’s Net Assets.
(e)	Restricted security. The aggregate value of these securities at November 30, 2023 was $205,500, which represented less than 1% of the Fund’s Net Assets.
(f)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.62%
Alabama-0.94%
Alabama (State of), Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	$25	$26,400
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	4.00%	09/01/2027	70	72,880
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	5.00%	09/01/2027	75	80,731
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2027	25	26,910
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	5.00%	09/01/2027	75	80,731
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2027	60	65,177
Birmingham (City of), AL Water Works Board, Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	75	79,873
Birmingham (City of), AL Water Works Board, Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	65	69,223
Jefferson (County of), AL, Series 2017, Ref. Revenue Wts.	5.00%	09/15/2030	150	159,232
Tuscaloosa (City of), AL Board of Education, Series 2017, Revenue Wts.(a)(b)	4.00%	02/01/2027	260	269,967
				931,124
Arizona-1.48%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2027	100	108,014
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	100	105,672
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2031	80	83,705
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2034	105	109,619
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2035	225	234,367
Phoenix (City of), AZ, Series 2022, Ref. GO Bonds	5.00%	07/01/2027	10	10,760
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2032	175	187,515
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2027	40	42,097
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2027	315	336,331
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2034	90	95,322
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2036	140	147,688
				1,461,090
California-18.00%
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements), Series 2019 A, Ref. RB, (INS - BAM)(c)	5.00%	09/01/2036	200	210,088
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB(a)(b)	5.00%	04/01/2027	35	37,760
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	10	9,668
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2027	25	26,946
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2029	125	130,164
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2030	10	10,370
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2031	100	103,303
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2032	155	159,684
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2034	10	10,249
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2035	275	280,707
California (State of), Series 2017, GO Bonds	5.00%	08/01/2031	425	455,493
California (State of), Series 2017, GO Bonds	4.00%	11/01/2032	25	25,864
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	140	147,487
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	15	15,860
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	80	86,137
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2029	245	264,918
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	605	650,904
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	60	64,840
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2032	25	25,864
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	65	69,105
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2034	50	51,374
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	385	408,781
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2037	20	21,235
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	415	445,938
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2027	180	195,584
California (State of), Series 2020, GO Bonds	3.00%	03/01/2027	370	373,322
California (State of), Series 2020, GO Bonds	5.00%	11/01/2027	75	81,646
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2027	250	271,138
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2027	290	316,291
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2022, GO Bonds	5.00%	04/01/2027	$25	$26,864
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	100	105,535
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2027	45	47,579
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB(a)(b)	5.00%	12/01/2027	15	16,461
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2030	150	163,524
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2032	50	54,471
California (State of) Educational Facilities Authority (Loma Linda University), Series 2017 A, Ref. RB	5.00%	04/01/2042	250	255,806
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2047	600	605,955
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB	5.00%	11/01/2027	435	473,040
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2031	50	54,199
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2033	50	54,156
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2036	40	42,786
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	50	50,357
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2034	100	106,828
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2038	250	262,301
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	200	205,261
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2033	15	16,050
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2035	60	63,767
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2036	30	31,656
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2027	30	32,390
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2029	10	10,774
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	100	100,955
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	150	151,156
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	45	46,710
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2027	5	5,404
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2027	40	42,452
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)(b)	5.00%	10/01/2027	15	16,339
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2029	235	252,068
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2027	10	10,867
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2028	40	43,137
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2031	15	16,091
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2032	150	160,689
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2035	65	69,189
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2037	75	79,046
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	55	57,812
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	185	192,472
Ceres Unified School District, Series 2017, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2051	270	278,840
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	15	16,276
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2029	65	70,124
Desert Community College District, Series 2017, Ref. GO Bonds	5.00%	08/01/2033	60	64,700
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2031	25	27,087
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2032	45	48,679
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2034	150	161,339
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	100	104,188
Etiwanda School District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2046	180	186,375
Fairfield (City of), CA, Series 2017, Ref. RB	5.00%	04/01/2042	85	88,599
Fontana Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	10/01/2032	70	75,415
Hacienda La Puente Unified School District (Election of 2016), Series 2017 A, GO Bonds	5.25%	08/01/2042	100	105,996
Hartnell Community College District (Election of 2002), Series 2009 D, GO Bonds	7.00%	08/01/2034	60	68,941
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	55	55,522
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2030	100	107,046
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2027	30	32,448
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	150	155,783
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	200	206,766
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	300	311,443
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.25%	07/01/2044	150	156,802
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2028	$35	$37,470
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2031	75	79,883
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2034	25	26,465
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2027	100	108,411
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2027	60	63,029
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2038	210	222,955
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	200	210,526
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2027	175	189,479
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2027	10	10,848
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2029	35	37,905
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2027	5	5,424
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2027	275	297,562
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2027	160	173,515
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2027	55	59,646
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2027	15	16,267
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2027	55	59,646
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	45	43,527
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2027	10	10,855
Richmond (City of), CA, Series 2017 A, Ref. RB	5.25%	08/01/2047	150	157,461
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2029	15	16,341
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2030	25	27,207
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2032	75	81,194
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	200	212,510
Riverside Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2042	250	252,605
Roseville (City of), CA, Series 2017 A, Ref. RB	4.00%	02/01/2037	75	76,037
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2027	45	49,055
Sacramento (City of), CA Municipal Utility District, Series 2018 D, Ref. RB	5.00%	08/15/2027	10	10,901
San Bernardino Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(b)	4.00%	08/16/2027	25	26,260
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2027	45	47,624
San Diego Unified School District, Series 2017 I, GO Bonds	4.00%	07/01/2035	25	25,551
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2034	85	87,002
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	215	215,302
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	500	517,178
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	155	151,607
San Francisco (City of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2027	45	48,060
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2027	10	10,952
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2030	40	43,289
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2034	15	13,985
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2036	250	254,379
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2047	90	93,486
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	10	10,386
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2034	80	85,960
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2035	200	214,186
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	100	100,712
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	285	307,677
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2027	500	539,759
Santa Monica (City of), CA Public Financing Authority (Green Bonds), Series 2017, RB	4.00%	07/01/2047	20	20,048
Tuolumne (City of), CA Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2027	40	42,843
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2046	130	134,836
University of California, Series 2017 AV, RB	5.00%	05/15/2042	350	367,230
University of California, Series 2017 AV, RB	5.25%	05/15/2042	30	31,719
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2031	85	91,614
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2033	35	35,990
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2031	30	32,263
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2032	5	5,370
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	350	364,105
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	100	103,658
				17,756,991
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-0.95%
Adams & Weld Counties School District No. 27J Brighton, Series 2017, GO Bonds	5.00%	12/01/2042	$215	$225,572
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2027	85	94,036
Board of Trustees of the Colorado School of Mines, Series 2017 B, RB	5.00%	12/01/2047	100	102,754
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2027	45	48,795
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2040	25	25,799
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2027	40	43,420
Colorado (State of) Regional Transportation District (Fastracks), Series 2017 B, Ref. RB	5.00%	11/01/2034	100	106,860
Colorado Springs (City of), CO, Series 2017 A-2, RB	5.00%	11/15/2042	100	104,857
Denver (City & County of), CO, Series 2017 B, Ref. RB	5.00%	11/15/2033	10	10,777
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2042	105	109,332
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2047	30	31,047
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2027	30	32,212
				935,461
Connecticut-1.55%
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2027	70	73,544
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2027	95	100,675
Connecticut (State of), Series 2017 A, GO Bonds	3.50%	04/15/2031	30	30,148
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2032	15	15,910
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2027	130	140,860
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2027	250	270,625
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2027	20	21,477
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2027	40	43,420
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2027	20	20,658
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2027	100	108,250
Connecticut (State of), Series 2022 F, Ref. GO Bonds	5.00%	11/15/2027	75	81,483
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2032	30	32,042
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2033	45	47,965
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2034	25	26,581
Connecticut (State of) (Social Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2027	175	181,584
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2027	25	26,426
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1997 S, RB	5.00%	07/01/2027	140	151,227
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2030	50	52,861
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	105,233
				1,530,969
Delaware-0.04%
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2027	40	43,179
District of Columbia-2.09%
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	500	532,254
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2033	80	85,049
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2034	150	159,127
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2037	180	188,887
District of Columbia (Catholic University of America (The)), Series 2017 B, RB	5.00%	10/01/2047	300	301,886
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2030	10	10,497
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2029	15	16,096
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2030	20	21,440
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2030	110	116,992
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	600	631,822
				2,064,050
Florida-3.25%
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2032	60	64,203
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,452
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2038	15	15,684
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2039	150	156,276
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2027	10	10,742
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2044	285	293,191
Escambia (County of), FL, Series 2017, RB	5.00%	10/01/2043	100	104,237
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	42,179
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2027	45	47,222
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida (State of), Series 2017 C, Ref. GO Bonds	4.00%	06/01/2033	$200	$204,916
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2027	250	269,469
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2027	50	53,868
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2027	75	80,362
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2032	45	48,447
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2033	50	53,701
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2034	150	160,705
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2030	110	117,105
Miami (City of) & Dade (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	20	20,969
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	150	154,666
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	40	31,215
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2027	45	48,589
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2034	20	20,535
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2027	50	53,800
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	310	327,079
Orlando (City of), FL Utilities Commission, Series 2020 A, Ref. RB	5.00%	10/01/2027	20	21,640
Pinellas (County of), FL School Board, Series 2017 A, COP	5.00%	07/01/2041	25	25,783
Reedy Creek Improvement District, Series 2017 A, GO Bonds	5.00%	06/01/2037	200	207,507
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2029	80	84,529
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2032	30	31,455
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2037	20	20,637
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	305	311,522
Volusia (County of), FL Educational Facility Authority (Embry-Riddle), Series 2017, Ref. RB	5.00%	10/15/2047	110	112,325
				3,205,010
Georgia-1.95%
Atlanta (City of), GA, Series 2001 A, RB, (INS - NATL)(c)	5.50%	11/01/2027	65	68,716
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(c)	5.75%	11/01/2027	45	50,022
Atlanta (City of), GA, Series 2017 A, Ref. RB	5.00%	11/01/2038	10	10,508
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2027	40	43,281
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2029	90	96,936
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2031	10	10,721
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2032	40	42,830
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2033	40	42,804
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2035	10	10,653
Atlanta (City of), GA, Series 2018, Ref. RB	5.00%	11/01/2041	55	57,372
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2027	30	32,278
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2017, Ref. RAC	5.00%	04/01/2047	200	202,076
Development Authority of Gwinnett County, Series 2017, Ref. RB	5.00%	07/01/2040	10	10,244
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2027	390	415,910
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2027	540	576,732
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2027	10	10,685
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2028	125	133,554
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2027	30	31,414
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2027	35	37,581
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2027	40	43,273
				1,927,590
Hawaii-0.67%
Hawaii (State of), Series 2016 FB, GO Bonds	5.00%	04/01/2027	235	245,637
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2027	35	37,526
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2031	175	179,174
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2033	5	5,314
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2027	50	54,082
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2031	20	21,410
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2027	110	117,593
				660,736
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-0.11%
Idaho (State of) Housing & Finance Association, Series 2017 A, Ref. RAC	5.00%	07/15/2027	$70	$75,153
Idaho State Building Authority, Series 2017 A, RB(a)(b)	4.00%	09/01/2027	30	31,343
				106,496
Illinois-6.73%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	200	208,242
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2033	600	633,914
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2035	150	157,442
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2027	125	129,343
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2027	15	15,525
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2034	90	94,660
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2035	5	5,252
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2036	270	282,684
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2038	125	129,297
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2039	10	10,322
Chicago (City of), IL (O’Hare International Airport), Series 2017 C, Ref. RB	5.00%	01/01/2041	245	252,080
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2047	115	117,085
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2052	320	324,025
Chicago (City of), IL Board of Education, Series 2017, RB	5.75%	04/01/2033	100	105,104
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2042	205	204,865
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2046	110	107,890
Chicago (City of), IL Board of Education, Series 2018 A, Ref. GO Bonds, (INS - AGM)(c)	5.00%	12/01/2027	100	104,691
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2027	50	52,759
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2027	35	36,699
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2033	100	105,853
Cook (County of), IL, Series 2018, Ref. RB	5.00%	11/15/2033	85	89,975
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2027	25	26,601
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	100	104,644
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGM)(c)	4.00%	02/01/2031	250	253,508
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2031	50	52,208
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	365	383,657
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	470	497,997
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2027	45	47,149
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2030	120	125,682
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2032	30	31,322
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	4.00%	02/15/2033	545	551,775
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2036	150	154,692
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2027	140	149,096
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2030	20	21,224
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2030	95	100,548
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2031	30	31,853
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2033	25	26,498
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2034	225	238,188
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2036	75	78,935
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	4.00%	01/01/2027	45	46,405
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	5.00%	01/01/2027	85	90,136
Illinois (State of) Finance Authority (The University of Chicago), Series 2018 A, RB	5.00%	10/01/2048	25	25,554
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2027	135	143,813
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Series 2017, Ref. GO Bonds	5.00%	01/01/2029	45	47,847
Macon County School District No. 61 Decatur, Series 2020 C, Ref. GO Bonds, (INS - AGM)(c)	4.00%	01/01/2040	200	196,722
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2027	35	36,946
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2027	10	10,277
				6,640,984
Indiana-0.33%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2027	165	175,074
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2027	80	84,478
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2027	$25	$26,718
Indianapolis (City of), IN Department of Public Utilities, Series 2016 B, Ref. RB	5.00%	10/01/2027	40	42,139
				328,409
Iowa-0.16%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2027	70	73,362
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2030	80	85,983
				159,345
Kansas-0.41%
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)(b)	5.00%	09/01/2027	5	5,410
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)(b)	5.00%	09/01/2027	50	54,098
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	4.00%	09/01/2027	10	10,252
Kansas (State of) Department of Transportation, Series 2017 A, RB	5.00%	09/01/2035	75	79,726
University of Kansas Hospital Authority, Series 2017 A, Ref. RB	5.00%	03/01/2047	250	254,060
				403,546
Kentucky-0.45%
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2037	150	151,189
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(c)	4.00%	06/01/2037	115	113,571
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2027	60	63,375
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2037	15	15,674
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2038	30	31,227
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2027	70	73,329
				448,365
Louisiana-1.03%
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGM)(c)	5.00%	12/01/2042	50	51,563
Lafayette (Parish of), LA School Board, Series 2018, RB(a)(b)	5.00%	04/01/2027	25	26,765
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	100	105,483
Louisiana (State of), Series 2017 B, GO Bonds	5.00%	10/01/2029	120	128,858
Louisiana (State of), Series 2017 B, GO Bonds	5.00%	10/01/2030	135	144,415
Louisiana (State of), Series 2017 C, Ref. RB	5.00%	05/01/2040	20	20,844
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2027	100	107,825
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(c)	5.00%	10/01/2048	150	152,393
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2046	70	70,854
Louisiana Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2034	45	47,077
Shreveport (City of), LA, Series 2017 A, RB, (INS - AGM)(c)	5.00%	12/01/2041	150	154,639
				1,010,716
Maryland-2.17%
Howard (County of), MD, Series 2017 B, Ref. GO Bonds	5.00%	02/15/2027	10	10,712
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2027	20	21,644
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2027	15	16,097
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2027	25	27,054
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2029	145	154,817
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2029	15	16,118
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2031	105	111,776
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2027	90	96,585
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2027	620	670,952
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2027	125	135,337
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2030	20	21,468
Maryland (State of) Department of Transportation, Series 2019, RB	4.00%	10/01/2032	40	41,036
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2027	145	157,278
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2027	70	74,316
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	110	111,269
Maryland Health & Higher Educational Facilities Authority, Series 2017 A, Ref. RB	5.00%	07/01/2044	135	137,131
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2027	$25	$27,206
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2027	200	209,434
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2029	100	99,241
				2,139,471
Massachusetts-3.68%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(c)	5.50%	01/01/2027	50	53,935
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2027	10	10,805
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	10	10,554
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2027	20	21,101
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	300	324,165
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2032	190	201,831
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2037	5	5,242
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	150	154,799
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2047	200	205,328
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	90	93,677
Massachusetts (Commonwealth of), Series 2017 B, GO Bonds	5.00%	04/01/2037	60	62,902
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	40	43,463
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2027	45	48,625
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	5.00%	11/01/2031	70	75,177
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	4.00%	11/01/2032	10	10,308
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2027	40	43,545
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	200	208,037
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2044	30	31,046
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	40	41,340
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2027	205	221,513
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2027	70	74,804
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2027	150	161,483
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2027	30	32,537
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2042	75	77,788
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2027	800	846,602
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2027	465	482,513
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2027	30	32,683
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGM)(c)	5.25%	08/01/2027	25	27,298
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2032	20	21,346
				3,624,447
Michigan-1.40%
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2027	25	26,210
Karegnondi Water Authority (Genesee, Lapeer and Sanilac Counties), Series 2018, Ref. RB	5.00%	11/01/2045	165	168,035
Macomb (County of), MI Interceptor Drain Drainage District, Series 2017 A, Ref. RB	5.00%	05/01/2042	180	186,659
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2027	30	32,699
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2027	125	133,658
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2034	245	258,310
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2037	125	129,737
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2035	145	152,072
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2036	65	65,363
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008, Ref. RB	5.00%	12/01/2032	85	90,442
University of Michigan, Series 2017 A, Ref. RB(a)(b)	5.00%	04/01/2027	30	32,266
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2017 A, RB	5.00%	12/01/2047	100	102,681
				1,378,132
Minnesota-0.63%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2027	30	31,913
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2031	20	21,252
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2032	20	21,243
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2027	70	75,954
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2027	50	54,253
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2027	15	16,216
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	$295	$318,922
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2027	10	10,831
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2027	20	21,661
Minnesota (State of) Higher Education Facilities Authority (Gustavus Adolphus College), Series 2017, Ref. RB	5.00%	10/01/2047	20	20,209
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2030	15	16,216
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2031	10	10,793
				619,463
Mississippi-0.38%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2027	10	10,835
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	160	173,427
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	20	21,678
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	85	92,133
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	50	54,196
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2029	25	26,844
				379,113
Missouri-0.33%
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	20	20,620
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2027	25	27,013
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2027	200	212,824
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(c)	5.50%	07/01/2027	60	65,102
				325,559
Nebraska-0.30%
Douglas (County of), NE (Creighton University), Series 2017, Ref. RB	5.00%	07/01/2047	70	71,103
Omaha (City of), NE (Omaha Convention Center), Series 2004, Ref. GO Bonds	5.25%	04/01/2027	75	80,985
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2027	25	26,094
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2037	110	116,804
				294,986
Nevada-0.65%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	100	100,041
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2027	50	52,954
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2030	95	100,929
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2032	50	51,222
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2027	25	26,855
Clark County School District, Series 2017 C, Ref. GO Bonds	4.00%	06/15/2037	50	50,431
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2027	60	64,506
Nevada (State of), Series 2017, RB	5.00%	12/01/2031	185	196,894
				643,832
New Jersey-3.81%
Atlantic City (City of), NJ, Series 2017 A, Ref. GO Bonds, (INS - BAM)(c)	5.00%	03/01/2037	100	103,454
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2027	700	749,438
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2040	220	229,768
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2041	250	260,514
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	4.00%	11/01/2027	275	283,315
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	100	107,433
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	5.00%	07/01/2033	100	102,400
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	20	21,254
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(a)(b)	5.00%	06/15/2027	60	64,617
New Jersey (State of) Economic Development Authority, Series 2018 A, RB	5.00%	06/15/2047	200	205,038
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2029	100	108,050
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2031	75	80,813
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2032	15	16,136
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2034	115	123,345
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2029	45	48,623
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2030	25	26,972
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2032	20	21,515
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2034	10	10,726
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2035	$15	$16,063
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2036	10	10,700
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	25	24,463
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2036	20	20,136
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2037	210	219,895
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2047	35	33,270
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2052	185	188,263
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	100	101,834
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2027	145	151,354
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2027	60	64,599
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2029	35	37,182
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2030	50	53,027
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2031	10	10,574
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2032	65	68,526
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2033	50	52,543
New Jersey (State of) Turnpike Authority, Series 2017 A-1, RB	5.00%	01/01/2034	15	15,718
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2027	25	26,579
Newark (City of), NJ Housing Authority, Series 2017, Ref. RB	4.00%	01/01/2037	100	100,594
				3,758,731
New Mexico-0.14%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2027	25	26,734
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2027	20	21,499
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2027	80	86,132
				134,365
New York-19.25%
Albany (County of), NY, Series 2018, GO Bonds	5.00%	04/01/2027	45	47,306
Buffalo & Fort Erie Public Bridge Authority, Series 2017, RB	5.00%	01/01/2042	150	153,242
Build NYC Resource Corp. (Manhattan College), Series 2017, Ref. RB	5.00%	08/01/2047	235	235,745
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	100	102,504
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2031	205	216,183
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2034	120	126,162
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2035	100	104,813
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	200	207,418
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	465,241
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	250	257,084
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	100	102,672
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2027	205	219,520
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2034	125	133,346
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2035	105	111,597
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2042	260	269,687
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2033	15	16,028
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2027	50	53,548
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	10	10,862
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	300	311,710
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	103,824
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2027	70	75,303
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2027	120	125,613
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2031	20	21,547
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2032	10	10,764
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2033	15	16,107
New York (City of), NY, Series 2008 J-9, GO Bonds	5.00%	08/01/2027	35	36,910
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	140	151,048
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2030	130	140,859
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2032	$120	$129,939
New York (City of), NY, Series 2017 B-1, GO Bonds	3.00%	10/01/2034	45	41,706
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2037	250	261,846
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	250	265,995
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2027	300	323,675
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2027	450	481,206
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	420	436,719
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2036	70	74,204
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2037	15	15,834
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	4.00%	06/15/2039	115	115,643
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2029	100	107,263
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2037	140	147,787
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD, Ref. RB	5.00%	06/15/2032	25	26,935
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	4.00%	06/15/2048	155	152,215
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	5.00%	06/15/2040	200	211,378
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2027	265	286,161
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2037	25	26,333
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2039	150	157,413
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2040	250	261,377
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2041	250	260,482
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2038	5	5,217
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2039	1,015	1,057,134
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2030	140	149,016
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2034	280	297,421
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2035	80	81,296
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2027	35	37,169
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2028	125	132,613
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2031	35	37,087
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	4.00%	11/01/2034	5	5,086
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2030	20	21,094
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	3.50%	02/01/2038	45	42,365
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	200	206,744
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2031	210	222,504
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	100	105,373
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2032	100	106,057
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2027	25	27,177
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	5.00%	07/15/2031	15	15,921
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	4.00%	07/15/2036	55	55,793
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2027	120	130,447
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2027	75	81,530
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2027	25	27,177
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2027	35	35,922
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2029	40	42,708
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2030	15	15,965
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2035	30	31,473
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2038	30	31,095
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2039	35	36,210
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2040	120	123,966
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2041	700	722,127
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2029	125	132,210
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	310	327,641
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	4.00%	02/15/2035	130	132,058
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2030	45	48,035
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2032	90	96,008
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2037	130	136,753
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2027	35	37,240
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2027	1,000	1,059,343
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2030	15	15,962
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2034	220	233,154
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2027	$195	$209,204
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(c)	5.00%	10/01/2027	50	54,007
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2027	40	43,053
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2041	150	156,614
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	290	302,474
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	4.00%	08/01/2043	400	389,308
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2027	40	43,109
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2027	35	35,977
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	100,882
New York (State of) Dormitory Authority (New York University), Series 1998 A, RB, (INS - NATL)(c)	5.75%	07/01/2027	95	99,301
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2042	600	624,617
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2027	30	32,385
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	260	272,087
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2027	35	37,844
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2031	175	188,191
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2033	15	16,078
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2034	95	101,655
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2035	80	85,389
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2042	5	5,233
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2027	25	27,031
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2030	200	212,806
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2032	175	185,536
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2033	20	21,175
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2040	150	156,303
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2035	230	244,083
New York State Urban Development Corp., Series 2017 C-3, Ref. RB	5.00%	03/15/2041	180	187,202
New York State Urban Development Corp., Series 2017, Ref. RB	5.00%	03/15/2029	35	37,302
Suffolk (County of), NY, Series 2017 D, Ref. GO Bonds, (INS - BAM)(c)	4.00%	10/15/2027	90	93,849
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2027	10	10,665
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	10	10,308
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2029	55	58,611
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2030	75	79,885
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2031	215	228,898
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2032	215	228,508
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2033	175	185,655
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2034	60	63,423
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2037	90	94,055
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	175	182,561
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-1, Ref. RB	5.00%	11/15/2027	105	113,296
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	10	10,439
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017, Ref. RB	5.00%	11/15/2027	20	21,776
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2027	5	5,444
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2027	15	16,355
				18,985,419
North Carolina-1.14%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2027	70	74,351
Mecklenburg (County of), NC, Series 2017 A, GO Bonds	4.00%	04/01/2029	40	41,160
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2027	80	84,385
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2027	50	53,692
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2029	530	568,916
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2027	85	91,619
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2027	70	75,169
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2027	$25	$26,846
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2027	45	48,323
North Carolina (State of) Municipal Power Agency No. 1, Series 2015 A, Ref. RB	5.00%	01/01/2027	20	20,741
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2027	15	15,685
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2027	20	21,400
				1,122,287
Ohio-2.41%
Chillicothe (City of), OH, Series 2017, Ref. RB	5.00%	12/01/2047	100	100,782
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2033	10	10,224
Columbus (City of), OH, Series 2017, Ref. GO Bonds	4.00%	04/01/2027	30	31,210
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2029	15	16,173
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2027	80	85,885
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2052	500	496,543
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	210	212,477
Franklin (County of), OH (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	145	137,780
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2027	20	21,639
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2027	35	37,888
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	110	118,760
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2027	10	10,738
Ohio (State of), Series 2019 A, GO Bonds(a)(b)	5.00%	05/01/2027	70	75,193
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2031	45	48,159
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2027	125	135,641
Ohio (State of) Turnpike & Infrastructure Commission, Series 2010 A, Ref. RB	5.25%	02/15/2027	25	26,915
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2027	40	43,032
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2027	65	70,687
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2027	30	32,207
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2029	10	10,711
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2029	20	21,416
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2030	25	26,718
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2031	30	32,052
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2027	5	5,437
Ohio State University (The), Series 2017 A, Ref. RB	5.00%	12/01/2044	240	247,984
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2027	35	37,965
University of Cincinnati, Series 2017 A, RB	5.00%	06/01/2045	280	287,069
				2,381,285
Oklahoma-0.33%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2027	25	25,806
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2027	30	31,743
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	20	20,504
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	5.00%	01/01/2027	20	21,299
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	4.00%	01/01/2029	70	71,666
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2027	50	53,249
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019 A, RB	5.00%	09/01/2027	95	102,154
				326,421
Oregon-1.02%
Hillsboro School District No 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	55	58,681
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	20	21,464
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	15	16,020
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	45	47,656
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	70	75,098
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	100	107,040
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2027	40	42,956
Oregon (State of) Facilities Authority (Reed College), Series 2017 A, Ref. RB(a)(b)	4.00%	07/01/2027	50	51,951
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2030	40	42,605
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2031	130	138,212
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon Health & Science University, Series 2017 A, RB	5.00%	07/01/2042	$100	$103,188
Portland (Port of), OR, Series 2017 24A, RB	5.00%	07/01/2047	100	102,973
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	30	32,280
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	155	164,147
				1,004,271
Pennsylvania-4.97%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, Ref. RB	5.00%	08/01/2027	100	107,892
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, Ref. RB	5.00%	08/01/2029	15	16,115
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2027	15	15,747
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2027	100	106,295
Chester (County of), PA, Series 2017, Ref. GO Bonds	5.00%	11/15/2030	25	27,152
Chester (County of), PA, Series 2017, Ref. GO Bonds	4.00%	11/15/2032	60	61,982
Delaware (County of), PA Authority (Haverford College), Series 2017 A, Ref. RB	5.00%	10/01/2042	20	20,597
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2034	85	89,494
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2036	70	73,542
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	275	277,129
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2032	20	20,930
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	4.00%	02/15/2039	95	93,070
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	4.00%	11/01/2034	60	60,573
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2027	40	42,112
Pennsylvania (Commonwealth of), First series 2017, Ref. GO Bonds	4.00%	01/01/2030	100	102,034
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2027	255	271,801
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	100	105,279
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2027	90	97,043
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2027	30	32,444
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2017 A, RB	5.00%	08/15/2033	10	10,563
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	5.00%	08/15/2042	100	102,531
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	5.00%	08/15/2037	185	192,896
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2031	25	26,614
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2033	40	42,395
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB	6.00%	12/01/2030	85	94,535
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2027	15	15,899
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2027	15	15,660
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	200	204,771
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2036	155	161,819
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2037	165	171,521
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2033	300	316,897
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2034	35	37,339
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2035	280	297,745
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2031	10	10,646
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2036	300	302,781
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2031	135	143,508
Pennsylvania State University (The), Series 2017 A, RB	5.00%	09/01/2047	215	222,141
Philadelphia (City of), PA, Fifteenth Series 2017, Ref. RB	5.00%	08/01/2042	30	30,646
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2047	85	87,145
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	50	51,900
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2033	5	5,315
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2034	50	53,188
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	100	105,855
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds	5.00%	08/01/2031	125	132,970
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2035	50	50,546
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2036	$210	$211,498
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	100	100,790
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	50	50,125
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds	5.00%	09/01/2027	25	26,047
				4,897,517
Rhode Island-0.20%
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2027	100	104,565
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	5.00%	09/01/2029	60	64,457
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	4.00%	09/01/2037	25	25,313
				194,335
South Carolina-0.54%
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2030	35	35,542
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2031	10	10,146
Mount Pleasent (Town of), SC, Series 2017 A, RB	4.00%	06/01/2044	375	375,050
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2038	50	52,162
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2039	50	52,031
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2037	5	5,244
				530,175
South Dakota-0.25%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	30	28,317
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	5.00%	09/01/2040	215	219,519
				247,836
Tennessee-0.90%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2047	160	161,413
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2027	90	94,449
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 A, RB	5.00%	05/15/2042	460	473,444
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2030	50	51,338
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2027	30	32,332
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2027	25	27,119
Tennessee Energy Acquisition Corp., Series 2006 C, RB	5.00%	02/01/2027	45	45,410
				885,505
Texas-7.56%
Alamo Community College District, Series 2022, GO Bonds	5.00%	02/15/2027	150	160,300
Austin (City of), TX, Series 2015, Ref. GO Bonds	2.95%	09/01/2027	180	179,412
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2029	15	16,178
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2042	60	62,172
Bexar (County of), TX, Series 2018, Ctfs. of Obligation	5.00%	06/15/2042	100	103,362
Bexar (County of), TX Hospital District, Series 2018, Ctfs. of Obligation	5.00%	02/15/2048	75	76,773
Board of Regents of the University of Texas System, Series 2016 E, RB	5.00%	08/15/2027	100	108,201
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2027	100	105,987
Board of Regents of the University of Texas System, Series 2017 B, RB	5.00%	08/15/2027	35	37,871
Central Texas Regional Mobility Authority, Series 2021 C, RB	5.00%	01/01/2027	75	77,322
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	100	104,562
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	150	155,599
El Paso (County of), TX Hospital District, Series 2017, Ref. GO Bonds	4.00%	08/15/2038	115	105,670
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	45	48,451
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	125	134,304
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2027	250	269,863
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2027	175	185,129
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2027	$100	$106,678
Harris County Cultural Education Facilities Finance Corp. (Teco), Series 2017, Ref. RB	5.00%	11/15/2031	65	68,392
Hays (County of), TX, Series 2017, GO Bonds	4.00%	02/15/2042	65	64,963
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2027	115	120,160
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2027	65	68,873
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2030	115	122,200
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2027	50	54,146
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	85	88,508
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	65	68,743
Lewisville Independent School District, Series 2017 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	75	77,013
Liberty Hill Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	100	102,620
Lone Star College System, Series 2017 A, GO Bonds	5.00%	08/15/2042	20	20,727
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2029	110	117,450
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2037	100	99,982
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2032	85	86,412
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2033	30	31,562
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	180	183,823
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGM)(c)	4.00%	01/01/2034	405	411,944
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGM)(c)	4.00%	01/01/2035	100	101,509
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	30	32,378
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2027	305	320,550
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	140	144,709
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2042	250	257,987
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2027	150	159,978
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	300	312,579
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2032	65	69,146
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2033	105	111,631
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2034	80	84,931
Texas (State of), Series 2017 B, Ref. GO Bonds	5.00%	10/01/2033	175	186,051
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2031	5	5,327
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2032	15	15,957
Texas (State of) Water Development Board, Series 2016, RB	5.00%	04/15/2027	25	26,407
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2027	25	26,820
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2032	15	15,432
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2033	25	25,668
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2042	100	98,781
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2042	190	198,787
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	820	841,692
Texas (State of) Water Development Board, Series 2017, RB	5.00%	10/15/2031	100	107,427
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2027	280	302,299
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2027	25	26,937
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2030	125	132,992
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2030	25	26,753
				7,458,080
Utah-0.39%
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2027	80	86,691
Utah (State of), Series 2017, GO Bonds	5.00%	07/01/2027	75	79,917
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2027	150	161,923
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGM)(c)	5.25%	06/15/2027	50	53,313
				381,844
Virginia-1.62%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.50%	10/01/2027	30	31,976
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Henrico (County of), VA Economic Development Authority (Lifespire of Virginia), Series 2017 C, Ref. RB	5.00%	12/01/2047	$100	$94,270
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2027	45	46,971
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	360	378,818
Virginia (Commonwealth of) College Building Authority, Series 2016 A, RB	5.00%	02/01/2027	50	52,145
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2027	110	116,367
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2027	105	112,214
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2027	75	80,153
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2030	15	15,844
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2031	20	21,095
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, Ref. RB	5.00%	02/01/2027	15	16,031
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2027	60	64,123
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2029	60	64,741
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2027	45	48,665
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2027	30	32,222
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2029	25	27,027
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2031	70	75,193
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2034	25	25,681
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	150	153,046
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2027	130	139,131
				1,595,713
Washington-3.05%
Auburn School District No. 408 of King & Pierce Counties, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	40	42,810
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2027	35	37,993
Energy Northwest, Series 2017 A, Ref. RB	5.00%	07/01/2033	150	160,064
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2029	95	102,041
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2027	95	102,383
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2027	35	37,720
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	30	32,353
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	60	64,683
King (County of), WA, Series 2017, Ref. GO Bonds	4.00%	07/01/2030	40	41,222
King (County of), WA, Series 2017, Ref. RB	5.00%	07/01/2049	100	103,750
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	100	106,106
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	70	73,086
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program), Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	100	105,952
Seattle (City of), WA, Series 2017 C, Ref. RB(a)(b)	5.00%	09/01/2027	50	54,005
Seattle (City of), WA (Green Bonds), Series 2020 A, RB	5.00%	07/01/2027	55	59,177
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2027	60	62,319
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	195	205,351
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	40	42,549
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2035	50	52,920
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	50	52,708
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2042	150	155,975
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	20	21,593
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2029	235	251,569
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2034	150	159,397
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2029	60	63,726
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2030	10	10,612
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2033	25	26,390
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	$80	$83,080
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2042	160	165,580
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2027	10	10,796
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2032	70	74,610
Washington (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	30	31,752
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2027	100	106,808
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	25	26,991
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2027	25	26,702
Washington (State of), Series R-2017 A, Ref. GO Bonds	5.00%	08/01/2027	35	36,858
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2030	30	32,104
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2031	25	25,791
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2034	150	154,240
				3,003,766
West Virginia-0.05%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2027	45	48,207
Wisconsin-1.31%
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2027	20	21,475
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2028	70	75,111
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2029	260	278,916
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2030	40	42,847
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	235	252,334
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2027	215	230,950
Wisconsin (State of), Series 2019 A, Ref. RB(a)(b)	5.00%	05/01/2027	150	161,128
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2029	70	74,894
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.20%	12/01/2037	150	151,645
				1,289,300
TOTAL INVESTMENTS IN SECURITIES(d)-98.62% (Cost $98,400,470)				97,264,121
OTHER ASSETS LESS LIABILITIES-1.38%				1,362,079
NET ASSETS-100.00%				$98,626,200

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.46%
Alabama-0.28%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2028	$100	$110,542
Auburn University, Series 2018 A, RB	5.00%	06/01/2043	20	20,829
Jefferson County Board of Education, Series 2018, Revenue Wts.	5.00%	02/01/2046	100	103,502
				234,873
Alaska-0.03%
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2028	20	21,771
Arizona-1.76%
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2017 A, RB	5.00%	01/01/2041	250	257,776
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2028	50	54,654
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2028	150	163,963
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2030	50	54,118
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2031	55	59,504
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2034	460	493,434
Mesa (City of), AZ, Series 2014, Ref. RB	3.00%	07/01/2028	20	19,817
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2028	20	21,274
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2030	25	27,149
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2033	100	108,223
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2034	25	27,035
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	175	187,218
				1,474,165
Arkansas-0.04%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	30	32,119
California-15.60%
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2028	15	16,534
Cabrillo Unified School District (Election of 2018), Series 2020 B, GO Bonds	5.00%	08/01/2050	75	78,469
California (State of), Series 2003, GO Bonds, (INS - AMBAC)(a)	5.00%	02/01/2028	5	5,476
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	105	113,182
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2028	100	108,312
California (State of), Series 2018, GO Bonds	5.00%	10/01/2028	110	122,089
California (State of), Series 2018, GO Bonds	5.00%	10/01/2030	45	49,684
California (State of), Series 2019, GO Bonds	5.00%	11/01/2032	260	286,627
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	45	49,448
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	500	549,417
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2028	75	83,242
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2034	165	181,258
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2036	75	81,565
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2037	200	216,114
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	60	64,371
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	235	261,260
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2028	90	99,725
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2028	50	55,680
California (State of), Series 2022, GO Bonds	5.00%	04/01/2028	215	236,249
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2028	25	26,466
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	30	32,862
California (State of) (Bid Group A), Series 2018, GO Bonds	5.00%	10/01/2048	250	263,446
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2028	60	67,354
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2028	30	33,677
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2048	20	20,569
California (State of) Health Facilities Financing Authority (Clean Water Revolving Fund), Series 2018, RB	5.00%	10/01/2031	80	87,628
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2028	10	10,855
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(b)(c)	5.00%	01/01/2028	10	10,986
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2028	$30	$33,129
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2035	115	125,035
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center Arts), Series 2017, Ref. RB	5.00%	01/01/2028	200	214,332
California (State of) Infrastructure & Economic Development Bank (The Broad) (Sustainability Bonds), Series 2021, Ref. RB	5.00%	06/01/2028	20	22,141
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	190	201,290
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	125	131,176
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018 A, RB	5.00%	06/01/2048	240	250,671
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018, RB	5.00%	06/01/2043	45	47,356
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(b)(c)	5.00%	10/01/2027	5	5,446
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2028	90	97,086
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2028	25	27,708
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	250	252,012
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2034	50	55,049
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	195	207,252
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	150	157,874
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2028	20	21,621
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	15	14,938
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2028	20	21,705
Hartnell Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2045	75	60,053
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2028	65	71,870
Los Angeles (City of), CA Department of Airports, Series 2019 C, Ref. RB	5.00%	05/15/2028	55	60,830
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	20	21,160
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	40	42,028
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2028	30	33,180
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	35	36,734
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2028	25	27,420
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2037	35	37,508
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2038	170	181,239
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2037	265	286,632
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	420	446,317
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2033	30	32,753
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2037	10	10,799
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	140	147,476
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2028	100	106,416
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2028	20	21,716
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2034	10	10,988
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2028	20	22,141
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2030	15	16,576
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2031	55	60,758
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2039	55	59,131
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	225	239,060
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	150	158,777
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2028	40	44,303
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2028	45	49,841
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2028	135	149,523
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2028	15	16,614
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2028	75	83,068
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2028	1,035	1,133,445
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2029	35	38,296
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2030	$10	$10,927
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2033	25	27,192
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	10	10,651
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	225	239,893
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2028	20	22,152
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	3.00%	07/01/2028	150	151,751
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2043	100	105,202
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	75	79,097
Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program), Series 2019, RB, (INS - AGM)(a)	5.00%	09/01/2047	25	26,219
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGM)(a)	5.13%	09/01/2028	45	50,069
Redwood City School District (Election of 2015), Series 2018, GO Bonds	5.25%	08/01/2044	200	215,101
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	150	154,211
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2028	5	5,571
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2028	20	22,282
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	130	138,305
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	05/01/2028	280	309,952
San Diego Unified School District (Election of 1998), Series 2006 G-1, Ref. GO Bonds, (INS - AGM)(a)	5.25%	07/01/2028	40	44,880
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2030	35	38,678
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2031	70	77,358
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	4.00%	06/15/2032	20	20,793
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2028	50	55,079
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	200	201,272
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2028	85	92,531
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2028	25	26,051
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	100	106,516
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	185	196,900
Santa Ana Unified School District, Series 2021 B, GO Bonds, (INS - AGM)(a)	2.13%	08/01/2050	100	60,217
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	20	21,331
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2028	100	104,494
Tuolumne (City of), CA Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2028	75	80,501
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2030	45	47,219
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2031	10	10,453
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2032	15	16,504
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2034	185	202,601
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2035	30	32,744
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2036	35	38,038
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2037	45	48,594
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2038	30	32,242
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	180	190,989
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	125	131,661
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	65	68,990
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2035	5	5,446
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2036	40	43,385
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2039	50	53,475
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2037	70	75,470
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2038	125	134,128
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	200	211,450
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	175	183,010
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	45	45,573
				13,072,166
Colorado-2.43%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2028	50	56,594
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2043	30	32,476
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2031	150	164,400
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2032	65	71,197
Colorado (State of), Series 2018 M, Ref. COP	5.00%	03/15/2031	80	86,255
Colorado (State of), Series 2018 N, COP	5.00%	03/15/2038	205	216,470
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018 A, RB	5.00%	11/15/2048	$180	$184,697
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018, RB	4.00%	11/15/2048	25	23,214
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2028	25	26,614
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2028	10	10,646
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2028	10	10,844
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2028	30	33,206
Colorado Springs (City of), CO, Series 2018 A-4, RB	5.00%	11/15/2048	90	94,340
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	120	132,469
Denver City & County School District No. 1, Series 2018 A, GO Bonds	5.50%	12/01/2028	30	33,093
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2028	30	33,430
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2030	110	121,180
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2032	15	16,467
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2033	75	82,081
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2031	5	5,480
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2034	90	98,332
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	100	103,314
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	4.00%	06/01/2028	65	68,671
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	4.00%	06/01/2028	50	52,824
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	5.00%	06/01/2028	45	49,435
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2038	230	231,797
				2,039,526
Connecticut-2.80%
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2037	40	42,569
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2028	40	44,204
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2030	30	32,826
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2032	595	645,336
Connecticut (State of), Series 2018 E, GO Bonds	4.00%	09/15/2036	350	356,300
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2028	20	21,907
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	100	109,183
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2028	15	16,351
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2028	230	240,351
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2028	10	10,963
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2028	120	132,826
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2028	95	99,275
Connecticut (State of) (Social Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2028	115	126,577
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2032	35	37,689
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2036	60	64,076
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2038	155	163,309
Connecticut (State of) (Transportation Infrastructure), Series 2018 B, RB	5.00%	10/01/2033	25	27,196
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2030	65	70,251
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	100	105,487
				2,346,676
Delaware-0.20%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2028	40	43,715
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2028	10	10,929
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2028	100	110,212
				164,856
District of Columbia-1.34%
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	30	32,675
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2031	10	10,848
District of Columbia, Series 2020 A, RB	5.00%	03/01/2028	25	27,361
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2028	340	376,388
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2028	25	27,316
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2043	80	83,728
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	200	207,622
District of Columbia Water & Sewer Authority (Green Bonds), Series 2018 A, RB	5.00%	10/01/2049	125	129,764
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2028	$135	$145,493
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2028	75	82,140
				1,123,335
Florida-2.88%
Broward (County of), FL School Board, Series 2019 A, Ref. COP	5.00%	07/01/2028	55	60,293
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	85	87,843
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2028	145	158,758
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2028	30	32,672
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2028	100	109,989
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2028	25	27,417
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2048	200	202,274
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	85	91,607
Hillsborough (County of), FL School Board (Master Lease Program), Series 2017, Ref. COP	5.00%	07/01/2028	35	37,277
Hillsborough (County of), FL School Board (Master Lease Program), Series 2018, Ref. COP	5.00%	07/01/2030	75	80,824
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2028	100	107,141
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2028	25	27,038
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2028	15	16,126
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2028	40	42,854
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2043	115	119,800
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	820	861,003
Palm Beach County School District, Series 2017 B, Ref. COP	5.00%	08/01/2028	30	32,828
South Broward Hospital District (South Broward Hospital District Obligated Group), Series 2018, RB	4.00%	05/01/2048	20	18,545
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2028	35	37,306
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	150	154,388
Tampa (City of), FL (Green Bonds), Series 2018, RB	5.25%	05/01/2043	100	105,457
				2,411,440
Georgia-2.71%
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2028	30	32,470
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2028	10	10,682
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2028	790	852,445
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2028	30	33,077
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2030	55	60,381
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2031	25	27,430
Georgia (State of), Series 2018 A, GO Bonds	4.00%	07/01/2034	25	25,823
Georgia (State of), Series 2018 A, GO Bonds	3.25%	07/01/2037	200	191,842
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2028	50	55,129
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	155	171,177
Georgia (State of) (Bidding Group 1), Series 2021 A-1, Ref. GO Bonds	5.00%	07/01/2028	30	33,077
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2028	30	33,077
Georgia (State of) Local Government, Series 1998 A, COP, (INS - NATL)(a)	4.75%	06/01/2028	40	41,110
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019 A, RB	5.00%	01/01/2034	400	420,362
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	5.00%	01/01/2056	200	201,796
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2028	50	54,750
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2028	25	26,384
				2,271,012
Hawaii-0.87%
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2028	25	26,688
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2028	90	96,850
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2030	180	194,104
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2031	10	10,770
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2033	10	10,747
Hawaii (State of), Series 2018 FT, GO Bonds	3.25%	01/01/2035	10	9,800
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2035	45	48,252
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2028	60	65,234
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2028	85	93,665
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2028	160	174,642
				730,752
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-3.41%
Champaign County Community Unit School District No. 4 Champaign, Series 2020 A, GO Bonds	5.00%	01/01/2033	$55	$59,303
Chicago (City of), IL (O’Hare International Airport), Series 2022 D, Ref. RB	5.00%	01/01/2028	30	32,581
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2028	20	21,282
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2028	50	53,893
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2028	145	149,718
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2030	70	72,551
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	125	132,415
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2031	15	15,860
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2032	10	10,533
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2034	30	31,468
Illinois (State of), Series 2018 A, GO Bonds	4.63%	05/01/2037	90	91,716
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	55	58,964
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	50	53,151
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2033	120	126,541
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2028	540	578,924
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2028	110	117,167
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2018, Ref. RB(b)(c)	4.25%	01/01/2028	245	257,493
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017 A, Ref. RB	5.00%	07/15/2028	75	80,917
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2018 A, Ref. RB	5.00%	05/15/2032	10	10,455
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2028	100	109,751
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	165	177,623
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2039	250	261,114
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	130	135,152
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	140	152,325
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2028	15	16,321
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2038	25	25,810
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	5	5,142
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2048	15	15,243
				2,853,413
Indiana-0.79%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	70	76,743
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2033	175	188,650
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2032	150	161,097
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2030	195	212,362
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2032	20	21,709
				660,561
Iowa-0.05%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2028	40	43,088
Kentucky-0.26%
Kentucky (Commonwealth of), Series 2018, COP	5.00%	04/15/2038	120	125,610
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2028	85	91,323
				216,933
Louisiana-0.19%
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2028	50	55,004
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2030	75	81,129
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	25	24,410
				160,543
Maryland-2.44%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2028	50	54,716
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2031	195	214,530
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2032	200	208,089
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	340	375,485
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2028	25	26,817
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2028	80	86,466
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2028	60	65,769
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	$50	$55,218
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2028	85	91,896
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2028	70	75,802
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2028	15	16,584
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2042	100	103,667
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2028	45	47,735
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2028	120	127,680
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2028	100	110,341
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2031	100	110,020
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2028	15	16,551
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2028	65	71,722
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2030	140	154,122
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2028	25	27,675
				2,040,885
Massachusetts-3.93%
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2028	55	60,691
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2028	70	76,254
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2033	15	16,186
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2035	80	86,073
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2031	40	43,256
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2032	10	10,796
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2037	35	37,515
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2038	225	239,982
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2028	55	60,490
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2028	210	230,962
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2028	200	222,154
Massachusetts (Commonwealth of), Series 2021, RB	5.00%	06/01/2041	745	783,448
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.00%	06/01/2048	25	25,957
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2028	20	22,302
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2045	260	271,056
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	220	227,639
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2028	20	21,842
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2028	240	259,923
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2030	50	53,615
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2033	70	74,827
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2036	40	40,112
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 1998 I-1, RB	5.20%	01/01/2028	90	99,640
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	200	199,060
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	20	20,917
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	100	104,586
				3,289,283
Michigan-1.38%
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2028	95	102,656
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2028	85	92,531
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2028	125	139,015
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	500	524,528
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	5.00%	12/01/2048	150	153,122
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB	4.00%	11/15/2032	10	10,174
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2028	$30	$32,140
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2038	100	105,298
				1,159,464
Minnesota-1.08%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2028	150	166,593
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2028	40	42,559
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2033	10	10,443
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2034	150	156,349
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2028	25	27,586
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	175	191,750
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	25	26,945
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	100	110,344
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2028	125	137,930
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2028	35	38,683
				909,182
Mississippi-0.62%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2028	35	37,756
Mississippi (State of), Series 2019 A, RB	5.00%	10/15/2036	85	88,802
Mississippi (State of), Series 2021 C, GO Bonds	4.00%	10/01/2039	150	151,198
Mississippi (State of) Development Bank (Hinds County), Series 2018, RB	5.00%	03/01/2048	155	159,221
West Rankin Utility Authority, Series 2018, RB(b)(c)	5.00%	01/01/2028	80	86,689
				523,666
Missouri-0.41%
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	4.00%	10/01/2028	85	89,519
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2030	45	48,430
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2031	125	134,381
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2018 A, Ref. RB	4.00%	11/15/2048	20	18,600
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	55	57,042
				347,972
Nebraska-0.34%
Boys Town (Village of), NE (Boys Town), Series 2017, Ref. RB	3.00%	09/01/2028	250	249,616
Lincoln (City of), NE, Series 2020 A, RB	5.00%	09/01/2028	20	21,983
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2028	10	10,910
				282,509
Nevada-1.28%
Clark (County of), NV, Series 2016 B, Ref. RB	5.00%	07/01/2028	15	16,430
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2028	125	133,871
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2034	60	64,913
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2035	20	21,580
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2036	10	10,695
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2037	50	53,261
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2030	10	10,961
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2032	50	54,615
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	50	54,571
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2034	40	43,569
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2035	15	16,276
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2028	100	109,759
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	250	258,235
Clark County School District, Series 2018 B, GO Bonds, (INS - AGM)(a)	4.00%	06/15/2037	10	10,126
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	100	104,067
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2028	15	16,458
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2028	85	91,571
				1,070,958
New Hampshire-0.05%
New Hampshire (State of) Health and Education Facilities Authority (Dartmouth College), Series 2017, Ref. RB	5.00%	06/01/2028	35	38,155
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-7.21%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	$295	$321,852
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2028	275	291,983
New Jersey (State of) Economic Development Authority, Series 2018 EEE, RB(b)(c)	5.00%	12/15/2028	350	389,521
New Jersey (State of) Economic Development Authority, Series 2018, RB	5.00%	06/15/2043	15	15,565
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2035	15	16,055
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2028	1,025	1,108,932
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2028	20	21,638
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2028	100	107,157
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RB	5.00%	06/15/2032	35	37,914
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RB	5.00%	06/15/2034	265	285,219
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2028	110	120,360
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2030	25	27,174
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	4.00%	12/15/2031	60	61,756
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2032	60	64,901
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2033	500	539,051
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2034	145	155,803
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2036	115	122,741
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2030	35	38,067
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2035	240	257,450
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	225	233,371
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2050	10	10,252
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2031	30	32,577
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2032	25	27,081
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2038	205	217,654
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.25%	06/15/2043	200	209,780
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2028	30	32,565
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	15	16,254
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2030	20	21,575
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2031	85	91,676
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2032	25	26,919
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2033	235	252,636
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2034	70	71,723
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2034	80	85,940
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2035	105	107,305
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	85	89,108
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2030	180	194,176
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2032	25	26,919
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2033	10	10,750
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2034	30	30,739
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2036	135	144,059
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2037	10	10,608
South Jersey Port Corp., Series 2017 A, RB	5.00%	01/01/2049	115	116,646
				6,043,452
New Mexico-0.27%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2028	25	27,288
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2028	120	131,495
New Mexico (State of) Severance Tax Permanent Fund, Series 2018, RB	5.00%	07/01/2028	40	43,922
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2028	25	27,451
				230,156
New York-20.38%
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2033	40	43,530
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2034	40	43,441
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2035	75	81,086
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2037	35	37,341
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2038	15	15,925
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2030	35	38,211
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	3.00%	11/15/2028	760	757,625
Metropolitan Transportation Authority, Series 2017 C-1, Ref. RB	5.00%	11/15/2034	40	42,644
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2030	$30	$32,185
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2032	200	213,930
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2033	35	37,386
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	70	74,332
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2032	60	60,731
Monroe County Industrial Development Corp. (Rochester Schools Modernization)), Series 2018, RB	5.00%	05/01/2032	60	65,003
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2035	25	26,892
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2036	50	53,475
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	85	88,450
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2028	30	32,843
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2030	175	189,958
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2033	30	32,396
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2035	30	32,228
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	165	176,323
New York (City of), NY, Series 2005 1, GO Bonds	5.00%	09/01/2028	175	193,251
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2028	55	59,107
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2032	15	16,158
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2040	25	26,259
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2028	175	192,941
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2028	350	387,747
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2028	95	104,739
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2028	10	11,043
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2033	500	544,020
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2036	45	48,328
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2038	80	85,136
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2043	10	9,993
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	40	41,967
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2033	220	237,051
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2034	300	322,785
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	100	104,475
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	240	250,076
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2030	20	21,744
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2034	15	16,230
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2039	70	74,194
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	165	174,612
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	275	286,826
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	180	188,654
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2034	30	32,521
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2035	45	48,661
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	95	102,184
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2038	40	42,424
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2039	30	31,702
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2032	5	5,423
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2036	20	21,408
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2043	165	172,483
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	205	213,607
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2035	235	252,872
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	4.00%	07/15/2038	110	110,976
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2034	165	178,437
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2037	55	58,511
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	50	52,268
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2034	30	32,443
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	400	425,537
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2028	175	193,874
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2028	75	83,089
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2028	100	110,021
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB	5.00%	08/01/2028	10	11,025
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2033	90	98,064
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2035	10	10,847
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2036	25	26,947
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	$55	$58,092
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	500	526,422
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2035	35	37,963
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2036	180	194,018
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.25%	08/01/2037	55	59,506
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2028	190	209,040
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2030	235	255,403
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2031	100	108,572
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2033	115	124,597
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	110	117,743
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2037	125	132,980
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2034	95	103,356
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(b)(c)	5.00%	02/15/2027	30	32,038
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2028	50	54,219
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2032	15	16,167
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2033	30	32,632
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2034	200	215,226
New York (State of) Dormitory Authority, Series 2018 A, RB	4.00%	07/01/2035	75	76,569
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2036	70	75,339
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2039	120	126,573
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	120	127,357
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2048	150	155,643
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2031	80	87,403
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2037	20	21,674
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2040	100	105,084
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2034	50	53,806
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2039	5	5,274
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2030	300	326,567
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2035	5	5,406
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	400	417,947
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2028	25	27,382
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2033	10	10,883
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2034	100	108,545
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2035	25	27,034
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2035	10	10,733
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2036	50	53,490
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2030	245	264,568
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2033	325	350,091
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2037	70	74,995
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2039	425	450,776
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2040	240	254,030
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	25	26,315
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	15	15,762
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2038	150	158,596
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	155	162,514
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	95	99,361
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	100	104,439
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2038	250	264,327
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	235	250,833
New York (State of) Dormitory Authority (General Purpose), Series 2018 A, Ref. RB	5.25%	03/15/2038	50	53,718
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2028	10	11,017
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2028	30	32,581
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2030	95	102,296
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2031	10	10,758
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2035	60	64,269
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	3.50%	01/01/2037	30	28,447
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2028	20	21,872
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2028	60	65,335
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2028	50	53,800
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 A, Ref. RB	5.00%	06/15/2030	$40	$43,594
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2048	150	156,795
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2028	5	5,519
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2035	195	210,761
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2037	45	48,108
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2038	110	116,435
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2039	85	89,620
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2040	135	141,864
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2044	105	109,494
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2045	50	52,079
New York State Urban Development Corp., Series 2019, RB	5.00%	03/15/2036	140	150,636
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2028	70	77,676
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2028	215	238,577
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-1, Ref. RB	5.00%	11/15/2028	190	210,836
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2044	325	340,463
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2035	120	129,800
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2036	25	26,876
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2028	10	11,011
				17,070,122
North Carolina-0.56%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2028	40	44,103
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2031	20	21,953
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2032	40	43,772
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2028	25	26,844
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	80	88,062
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2028	200	219,264
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2034	10	10,281
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2035	15	15,393
				469,672
Ohio-2.06%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2029	60	64,246
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2038	10	9,937
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(a)	5.25%	12/01/2028	25	27,833
Cleveland (City of), OH, Series 2018, GO Bonds	5.00%	12/01/2043	125	130,588
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	15	16,039
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2028	115	124,252
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2030	25	27,456
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2032	15	16,425
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2034	25	27,337
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	150	156,607
Miami Valley Career Technology Center, Series 2018, GO Bonds	3.75%	12/01/2047	35	30,061
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	3.25%	11/15/2040	30	26,183
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2028	65	71,718
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/01/2028	25	27,584
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2028	80	88,232
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2030	50	54,038
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2031	50	54,007
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2033	45	48,484
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	4.00%	01/01/2036	125	126,603
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2028	30	32,472
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2028	15	16,041
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2028	25	27,275
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2030	165	178,676
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2031	30	32,478
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2033	85	91,718
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority, Series 2018, RB	5.00%	06/01/2028	$165	$179,984
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2028	35	38,434
				1,724,708
Oregon-0.46%
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	10	10,971
Oregon City School District No 62, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	5	5,224
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2028	10	10,928
Salem-Keizer School District No 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2035	25	25,991
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	125	136,123
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	25	27,157
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	55	58,839
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	105	108,265
				383,498
Pennsylvania-3.46%
Allegheny (County of), PA, Series 2018 C-77, GO Bonds	5.00%	11/01/2043	135	141,316
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2032	30	31,774
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2037	20	20,025
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	55	51,299
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	150	151,691
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	5.00%	04/01/2033	150	158,776
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2028	15	16,198
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2028	20	21,671
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2045	100	105,103
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	180	128,224
Delaware Valley Regional Finance Authority, Series 1998 A, RB, (INS - AMBAC)(a)	5.50%	08/01/2028	25	27,474
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	30	26,558
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	4.00%	09/01/2049	5	4,441
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2018, Ref. RB	4.00%	11/01/2038	100	100,093
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2028	250	265,819
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2028	200	219,003
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2028	400	425,483
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2028	25	27,592
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	40	41,242
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2028	10	10,579
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	300	307,861
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	150	154,201
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	40	41,345
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2048	65	67,405
Philadelphia (City of), PA Authority for Industrial Development, Series 2019, Ref. RB	5.00%	10/01/2028	150	162,722
State College Area School District, Series 2018, GO Bonds	5.00%	05/15/2044	185	193,937
				2,901,832
South Carolina-0.81%
Columbia (City of), SC, Series 2018, RB(b)(c)	5.00%	02/01/2028	20	21,828
Florence (County of), SC, Series 2021, GO Bonds	5.00%	06/01/2028	30	32,850
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2035	35	36,476
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	250	255,139
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2032	110	115,235
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2033	$100	$104,572
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2028	100	109,940
				676,040
Tennessee-0.42%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2035	130	136,009
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2030	115	126,044
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2036	50	51,103
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2028	35	38,067
				351,223
Texas-9.75%
Alamo Community College District, Series 2022, GO Bonds	5.00%	02/15/2028	55	59,982
Alvin Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.38%	02/15/2040	15	13,612
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2033	90	92,746
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2035	100	102,592
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	100	103,500
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	5.00%	10/15/2042	145	152,700
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2028	10	11,038
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	25	27,285
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2031	35	36,171
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2028	20	22,366
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2028	45	49,800
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	21,795
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2030	175	189,344
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	20	21,409
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2038	200	200,599
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	40	43,164
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	65	66,445
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2033	60	65,088
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2038	300	318,263
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	205	213,652
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2048	40	41,262
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2031	10	10,864
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2033	15	16,288
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2038	155	156,284
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2043	110	115,016
Houston (City of) TX, Series 2018 D, Ref. RB	5.00%	07/01/2035	130	139,373
Houston (City of) TX, Series 2018 D, Ref. RB	5.00%	07/01/2038	25	26,351
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	50	54,812
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2030	25	26,966
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2043	165	173,293
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	55	58,806
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	150	161,567
Katy Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	25	24,437
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	60	62,566
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	180	185,600
Nacogdoches Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	100	103,493
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2028	100	109,448
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2038	140	147,686
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2039	25	26,295
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	15	15,641
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	$90	$93,332
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2035	45	47,984
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2036	25	26,548
North Texas Tollway Authority, Series 2018, Ref. RB	4.00%	01/01/2037	300	301,789
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	55	59,664
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	600	643,256
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2028	30	33,235
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2028	30	32,914
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2028	160	176,403
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2048	190	197,201
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	30	32,715
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2029	150	163,349
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2031	75	81,502
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	10/15/2034	55	56,508
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	450	473,523
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	04/15/2048	25	24,306
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2030	240	263,524
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2032	105	114,913
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2034	80	82,425
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2036	1,050	1,071,033
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2038	85	90,794
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	225	235,875
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2028	75	82,516
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2028	250	257,805
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2028	35	37,411
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2028	15	16,104
				8,164,228
Utah-0.41%
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	20	20,601
University of Utah (The), Series 2018 A, RB	5.00%	08/01/2044	75	78,450
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	4.00%	05/15/2041	100	96,997
Utah (State of) Transit Authority, Series 2018, RB	4.00%	12/15/2034	145	148,237
				344,285
Virginia-1.28%
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB(b)(c)	5.50%	01/01/2028	150	166,448
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	150	155,505
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2028	15	16,410
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2028	60	65,535
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2031	25	27,172
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 A, RB	5.00%	02/01/2028	75	81,918
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2028	105	114,685
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2028	145	160,066
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2028	70	77,273
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2028	190	204,843
				1,069,855
Washington-3.13%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2028	135	149,429
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2032	50	54,688
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2030	40	43,813
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2032	55	60,157
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2034	60	65,238
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2028	130	139,819
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2028	$15	$16,511
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2028	100	110,076
Energy Northwest (No. 3), Series 2017 A, Ref. RB	5.00%	07/01/2028	75	80,665
Franklin County School District No 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2028	75	79,304
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	100	107,398
King County School District No 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	70	77,019
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	15	15,076
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	200	221,040
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	45	48,383
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	170	182,781
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	25	27,396
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	200	218,228
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2035	45	49,055
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2039	150	159,949
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2031	85	92,401
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2038	60	63,745
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2039	20	21,195
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	190	200,447
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	70	77,112
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	10	11,016
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018 B, Ref. RB	5.00%	10/01/2031	130	136,367
Whatcom (County of), WA Bellingham School District No. 501, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	105	113,466
				2,621,774
West Virginia-0.75%
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2032	90	97,911
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2034	25	27,107
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2034	75	81,263
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	06/01/2037	125	133,744
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2039	55	58,293
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2041	35	36,865
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2028	40	42,840
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	5.00%	06/01/2052	105	106,906
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	40	41,841
				626,770
Wisconsin-0.34%
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	5.00%	04/01/2043	25	25,780
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2028	55	60,466
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2028	160	171,517
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2028	25	27,232
				284,995
TOTAL INVESTMENTS IN SECURITIES(d)-98.46% (Cost $83,420,305)				82,481,913
OTHER ASSETS LESS LIABILITIES-1.54%				1,290,018
NET ASSETS-100.00%				$83,771,931

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2023
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.61%
Alabama-0.39%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2029	$100	$112,310
Madison (City of), AL Water & Wastewater Board, Series 2020, Ref. RB	3.00%	12/01/2050	100	73,814
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2034	45	46,324
				232,448
Arizona-0.93%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2029	15	16,774
Arizona (State of) Industrial Development Authority (NCCU Properties LLC), Series 2019 A, RB, (INS - BAM)(b)	5.00%	06/01/2054	50	51,233
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2029	30	32,990
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2029	160	174,429
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	125	128,993
Phoenix Civic Improvement Corp., Series 2019 A, RB	3.00%	07/01/2049	25	18,418
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2044	125	132,110
				554,947
California-17.28%
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB(a)(c)	5.00%	10/01/2029	70	79,405
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-H, Ref. RB(a)(c)	5.00%	04/01/2029	30	33,645
California (State of), Series 2019, GO Bonds	5.00%	04/01/2032	220	243,937
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2029	1,000	1,118,855
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2029	75	84,600
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2031	825	926,644
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	25	27,720
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2032	50	55,892
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2034	295	308,701
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2035	355	390,835
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2039	300	306,778
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	40	43,319
California (State of), Series 2020, GO Bonds	5.00%	03/01/2029	130	145,248
California (State of) (Bidding Group B), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2029	350	395,328
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2020 A, RB	2.45%	12/01/2045	50	34,577
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2029	75	83,850
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2029	20	22,570
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2030	25	28,165
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2032	10	11,240
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2033	35	39,247
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2029	50	56,997
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2029	50	56,479
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2020 B, Ref. RB	5.00%	11/01/2029	350	392,972
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	130	136,481
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2029	75	84,538
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2032	15	16,816
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2033	50	56,003
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2034	220	245,866
California State University, Series 2019 A, RB	5.00%	11/01/2039	200	218,451
California State University, Series 2019 A, RB	5.00%	11/01/2040	100	108,994
California State University, Series 2019 A, RB	5.00%	11/01/2049	100	106,557
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	200	212,595
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	75	80,656
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2033	290	327,714
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2034	50	56,413
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2036	100	111,482
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2037	30	33,186
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2032	$20	$22,619
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2039	75	81,976
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	240	261,529
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2036	40	43,869
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2039	65	70,135
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	100	106,088
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	100	105,330
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	120	128,053
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2030	35	39,002
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2032	20	22,198
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	265	283,363
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2029	25	28,239
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2029	100	107,568
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2029	35	39,498
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2029	45	50,734
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	75	79,396
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	2.00%	07/01/2029	45	41,379
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2029	95	107,205
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2032	50	56,158
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	65	73,531
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2037	40	43,685
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2039	150	162,038
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	160	171,866
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	15	16,090
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2032	15	16,825
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2036	30	33,310
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2039	125	136,242
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGM)(b)	5.13%	09/01/2029	35	39,639
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2036	55	60,572
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2037	100	109,360
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2037	50	55,361
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2039	100	109,289
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2039	115	123,809
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	185	196,667
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2037	75	81,814
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	90	94,632
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2035	70	72,534
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2029	40	44,820
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2030	220	246,269
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2029	10	10,523
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2029	40	42,022
				10,297,993
Colorado-2.61%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2021 A, GO Bonds	5.00%	12/01/2029	50	56,256
Arapahoe County School District No. 5 Cherry Creek, Series 2020, Ref. GO Bonds	5.00%	12/15/2029	25	28,027
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2029	30	32,923
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2029	30	33,545
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2038	30	29,962
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2029	50	53,847
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2035	35	37,272
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2036	30	31,680
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2031	35	37,635
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2033	10	10,710
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2034	20	21,389
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2032	55	59,040
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2033	$30	$32,130
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2039	40	41,481
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	320	326,736
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2031	25	27,084
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2032	15	16,230
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2033	100	108,050
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2034	5	5,393
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2029	195	215,309
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2029	190	213,721
Colorado Springs (City of), CO, Series 2019 A, Ref. RB	5.00%	11/15/2029	15	16,883
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2029	60	67,231
Pueblo City Schools, Series 2020, GO Bonds	5.00%	12/15/2039	25	26,969
Weld County School District No. 6 Greeley, Series 2020, GO Bonds	5.00%	12/01/2044	25	26,586
				1,556,089
Connecticut-2.90%
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2029	35	38,415
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2029	150	167,062
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2032	750	830,956
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2035	150	164,358
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2036	45	48,979
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2039	125	133,423
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2029	5	5,554
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2029	50	55,467
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2029	55	61,300
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2029	25	26,449
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2029	20	21,100
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2029	20	21,100
Connecticut (State of) Health & Educational Facilities Authority, Series 1997, RB	5.00%	07/01/2029	75	84,220
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 B-1, Ref. RB	5.00%	07/01/2029	60	67,376
				1,725,759
Delaware-0.21%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2029	10	11,147
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	5.00%	10/01/2045	25	26,039
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2029	80	89,746
				126,932
District of Columbia-2.72%
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2029	25	27,856
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2030	405	449,818
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	100	110,877
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2032	20	22,110
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2037	30	32,369
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	50	52,808
District of Columbia, Series 2019 A, RB	5.00%	03/01/2029	30	33,441
District of Columbia, Series 2019 A, RB	5.00%	03/01/2034	35	38,910
District of Columbia, Series 2019 A, RB	4.00%	03/01/2040	220	221,889
District of Columbia, Series 2019 C, Ref. RB	3.00%	10/01/2029	30	30,294
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2034	140	155,638
District of Columbia, Series 2020 A, RB	5.00%	03/01/2029	90	100,323
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2029	25	28,202
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019, Ref. RB	4.00%	10/01/2037	135	132,604
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2029	165	183,395
				1,620,534
Florida-2.94%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	3.00%	12/01/2046	5	3,753
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2040	100	107,528
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Broward (County of), FL School Board, Series 2019 B, Ref. COP	5.00%	07/01/2029	$100	$111,142
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	40	41,597
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2038	70	74,478
Florida (State of) Department of Transportation, Series 2019 B, RB	3.00%	07/01/2049	15	11,392
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2029	130	144,910
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	86,665
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	100	104,742
Gainesville (City of), FL (Utilities System), Series 2019 A, RB	5.00%	10/01/2044	105	110,639
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	5.00%	11/01/2050	150	152,085
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2036	65	69,092
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2044	150	153,658
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2029	100	110,692
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	150	163,795
Polk County School District, Series 2019, RB	5.00%	10/01/2033	100	110,957
Tampa Bay (City of), FL Water, Series 2001 A, Ref. RB, (INS - NATL)(b)	6.00%	10/01/2029	165	193,909
				1,751,034
Georgia-2.29%
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2029	120	133,960
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	3.00%	07/01/2046	50	36,782
Fulton (County of), GA Development Authority (Georgia Institute of Technology), Series 2019, RB	5.00%	06/15/2044	150	158,039
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2029	100	109,900
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	70	78,671
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2029	20	22,382
Gwinnett (County of), GA Water & Sewerage Authority, Series 2019, Ref. RB	5.00%	08/01/2029	60	67,332
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2041	195	208,487
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2029	25	26,560
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2037	30	32,552
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2029	200	225,073
Private Colleges & Universities Authority (Emory University) (Green Bonds), Series 2019, Ref. RB	5.00%	09/01/2048	250	263,482
				1,363,220
Hawaii-0.69%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2029	25	27,629
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	60	66,030
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2035	40	43,941
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2038	180	193,137
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2044	25	26,500
Honolulu (City & County of), HI, Series 2019 B, Ref. RB	5.00%	07/01/2036	25	27,374
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2029	25	27,391
				412,002
Idaho-0.29%
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2035	40	43,604
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	5.00%	07/15/2029	115	127,192
				170,796
Illinois-4.72%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	106,609
Chicago (City of), IL, Series 2021 B, Ref. GO Bonds	4.00%	01/01/2029	267	265,969
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2036	20	21,501
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	300	307,559
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	40	40,755
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2029	200	215,160
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2029	50	53,091
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2034	95	104,789
Illinois (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	07/01/2037	210	227,513
Illinois (State of) Finance Authority (State Clean Water) (Green Bonds), Series 2019, RB	4.00%	07/01/2038	145	145,639
Illinois (State of) Finance Authority (University of Illinois at Urbana), Series 2019, RB	5.00%	10/01/2049	105	106,264
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	$400	$421,446
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2029	50	55,257
Kendall Kane & Will Counties Community Unit School District No. 308, Series 2020 A, Ref. GO Bonds, (INS - AGM)(b)	5.00%	02/01/2029	145	156,611
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2029	110	117,529
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	85	88,371
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	165	173,416
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2029	75	81,809
Will (County of), IL, Series 2019, GO Bonds	4.00%	11/15/2047	130	125,697
				2,814,985
Indiana-1.78%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2029	50	55,773
Indiana (State of) Finance Authority (Citizens Wastewater of Westfield), Series 2019, Ref. RB	5.00%	10/01/2048	150	155,859
Indiana (State of) Finance Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	02/01/2029	35	38,119
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2033	85	93,064
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2038	50	53,589
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	45	48,017
Indianapolis Local Public Improvement Bond Bank, Series 2019 A, RB	5.00%	02/01/2036	330	357,989
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	150	156,188
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	100	103,819
				1,062,417
Iowa-0.22%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2029	70	77,856
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2032	20	22,130
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2034	25	27,566
				127,552
Kansas-0.17%
University of Kansas Hospital Authority, Series 2019 A, RB	5.00%	09/01/2048	100	102,680
Kentucky-0.26%
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2020 A, RB	5.00%	10/01/2038	150	155,540
Louisiana-0.55%
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2036	190	207,758
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2039	10	10,740
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2029	100	108,682
				327,180
Maryland-2.91%
Anne Arundel (County of), MD, Series 2019, GO Bonds	5.00%	10/01/2048	100	105,735
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	10	10,432
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2031	80	89,115
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2032	510	567,194
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2029	15	16,434
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2029	125	140,484
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2029	30	33,509
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	100	112,387
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2031	95	106,514
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2029	20	22,480
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2019 A, Ref. RB	5.00%	10/01/2049	140	144,560
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2029	60	66,816
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2029	100	110,750
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2029	20	21,480
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2029	45	50,574
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2029	80	88,159
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2031	5	5,271
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2032	$20	$20,983
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2029	20	22,521
				1,735,398
Massachusetts-4.36%
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2029	40	43,487
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2029	245	275,254
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	70	77,383
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2036	60	65,556
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2038	10	10,748
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	350	373,950
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	160	169,662
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2045	25	26,386
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2029	15	16,806
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2029	10	11,265
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2029	15	16,759
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2029	125	141,189
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2029	10	11,235
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2029	30	33,840
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	400	418,671
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2029	20	22,437
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 B, RB, (INS - NATL)(b)	5.50%	07/01/2029	25	28,704
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2021, Ref. RB	5.00%	07/01/2041	110	117,078
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2021, Ref. RB	5.00%	07/01/2042	30	31,836
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance), Series 2018 A, Ref. RB	5.00%	01/01/2029	40	44,547
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health), Series 2019 A, Ref. RB(a)(c)	4.00%	06/01/2029	100	106,216
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2029	35	39,688
Massachusetts (Commonwealth of) Port Authority, Series 2019 B, RB	5.00%	07/01/2044	25	26,256
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2032	115	126,131
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2034	105	114,468
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2035	40	43,374
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2035	15	16,361
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGM)(b)	5.25%	08/01/2029	25	28,480
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2034	55	61,342
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	95	100,583
				2,599,692
Michigan-2.04%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(b)	5.25%	05/01/2029	80	89,055
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2029	95	105,326
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	145	150,679
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2029	80	90,464
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	350	380,188
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2048	385	401,777
				1,217,489
Minnesota-1.17%
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2029	25	27,490
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	25	27,970
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2032	85	95,045
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2033	65	72,634
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	35	38,055
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2029	250	281,057
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2029	$55	$61,327
University of Minnesota, Series 2019 A, RB	5.00%	04/01/2044	90	95,371
				698,949
Mississippi-0.04%
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2037	25	25,389
Missouri-0.40%
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2031	50	52,201
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	5.00%	06/01/2029	10	10,846
Springfield School District No R-12, Series 2019, GO Bonds	5.00%	03/01/2036	110	119,891
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2029	50	52,028
				234,966
Nebraska-0.05%
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2029	15	16,323
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2033	10	10,994
				27,317
Nevada-0.87%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2029	130	144,484
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2029	30	33,490
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2031	105	116,469
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2033	35	38,765
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2031	50	55,462
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2032	20	22,169
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2035	100	109,877
				520,716
New Jersey-3.00%
Gloucester (County of), NJ Improvement Authority (The) (Rowan University), Series 2019, RB	5.00%	07/01/2044	25	26,462
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	235	260,491
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2029	250	228,235
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2044	250	260,525
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2044	225	233,918
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	150	163,234
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2039	200	214,207
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGM)(b)	5.25%	01/01/2029	120	134,331
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	5.00%	01/01/2048	255	266,772
				1,788,175
New Mexico-0.73%
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2029	200	222,899
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2029	190	212,104
				435,003
New York-18.79%
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	100	108,474
Metropolitan Transportation Authority, Series 2019 C, RB, (INS - BAM)(b)	5.00%	11/15/2043	10	10,385
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(b)	5.00%	11/15/2044	100	103,677
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2029	40	43,517
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2036	175	191,289
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	4.00%	11/01/2039	20	20,189
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	220	233,179
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2031	55	61,041
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2033	75	83,026
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2032	10	11,085
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	4.00%	09/01/2037	25	25,322
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2031	1,000	1,114,075
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2034	125	137,765
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	30	31,759
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2029	30	33,120
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2030	65	71,683
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2031	$10	$11,021
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2029	30	33,616
New York (City of), NY, Series 2020 B-1, GO Bonds	5.00%	10/01/2036	30	32,661
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2031	195	215,550
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2035	250	273,840
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2038	100	100,783
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2039	235	250,998
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	20	21,241
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	335	354,141
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	200	210,035
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC, Ref. RB	5.00%	06/15/2029	50	56,161
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	105	111,408
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2032	35	39,371
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	135	145,277
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2029	370	415,594
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB	5.00%	06/15/2040	270	289,012
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2034	285	316,023
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2038	50	53,939
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2029	15	16,326
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2035	140	154,195
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2037	105	106,255
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	5.00%	11/01/2035	15	16,403
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2029	45	50,449
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2029	400	450,171
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2029	95	103,396
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2036	40	43,593
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2037	285	308,389
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2039	100	106,891
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2040	500	532,720
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2036	20	21,895
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2032	95	105,210
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2035	100	109,727
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2037	35	37,772
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	100	106,901
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	50	52,692
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2045	30	31,408
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2032	10	10,242
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2036	20	21,771
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2039	325	346,400
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(b)	5.00%	10/01/2029	25	27,342
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2029	225	251,083
New York (State of) Dormitory Authority (Bid Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2031	215	238,379
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2040	325	344,843
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2043	55	57,845
New York (State of) Dormitory Authority (Bid Group 4), Series 2019 A, Ref. RB	5.00%	03/15/2044	300	314,779
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2019, RB	5.00%	07/01/2035	35	38,397
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2029	25	28,018
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2034	15	16,586
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2038	10	10,788
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	190	197,350
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 A, Ref. RB	5.00%	07/01/2035	55	60,492
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.), Series 1994 D, Ref. RB	3.50%	10/01/2029	55	53,817
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2029	90	99,787
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2044	70	74,169
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2036	230	251,560
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	330	351,332
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2041	15	15,909
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2029	120	133,536
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2029	$40	$44,512
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2040	90	96,711
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	95	100,829
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2029	25	28,167
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	100	103,938
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2029	280	314,070
				11,197,302
North Carolina-1.26%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2029	75	82,459
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2029	190	211,863
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2032	15	16,655
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2034	100	103,578
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2029	50	55,753
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2029	15	16,726
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2031	95	104,921
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2032	45	49,735
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2034	20	22,003
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(b)	5.00%	01/01/2036	50	53,344
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2029	30	33,317
				750,354
Ohio-2.23%
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020 A, Ref. RB	5.00%	02/15/2029	25	27,250
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2029	50	55,108
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2031	20	22,320
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2037	55	59,873
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2038	150	161,791
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2029	50	56,055
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2029	60	65,185
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2029	220	245,115
Ohio (State of) Water Development Authority, Series 2019, RB	5.00%	12/01/2039	100	108,346
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2035	180	199,659
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2037	85	92,827
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2039	125	135,432
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	40	42,758
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2029	50	56,109
				1,327,828
Oklahoma-0.04%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	3.00%	09/01/2029	25	23,998
Oregon-1.38%
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2029	190	212,478
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2033	60	66,558
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2036	150	165,275
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2042	250	268,735
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2034	100	111,380
				824,426
Pennsylvania-5.52%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2034	40	43,291
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2035	25	25,269
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2036	100	100,595
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2033	35	37,933
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2032	35	38,333
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2034	95	103,749
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2035	75	81,758
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2036	$35	$37,979
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	200	205,127
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB	5.00%	07/01/2044	20	20,508
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016 A, Ref. RB	3.00%	09/01/2029	50	48,358
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2031	55	59,038
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2033	100	107,177
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2029	150	167,021
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2029	35	38,995
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2029	90	100,529
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2032	40	43,993
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2035	140	153,279
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	360	375,970
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2049	30	31,270
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2029	35	38,032
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2031	35	38,382
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2033	25	27,417
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2034	110	120,511
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2035	500	546,812
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	100	107,712
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2039	20	21,211
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	110	115,247
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2031	120	129,263
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	130	133,058
Upper Merion Area School District, Series 2021 A, GO Bonds	4.00%	01/15/2046	45	43,655
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(b)	5.00%	04/15/2059	145	148,912
				3,290,384
Rhode Island-0.59%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	315	352,352
South Carolina-0.35%
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	3.00%	10/01/2029	75	73,520
Spartanburg County School District No. 7, Series 2019 D, GO Bonds	5.00%	03/01/2048	130	136,152
				209,672
Tennessee-0.17%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	100	102,105
Texas-6.95%
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	100	105,657
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	235	246,150
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2032	40	44,444
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2033	100	110,922
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2038	40	43,050
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2039	30	32,179
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2029	150	168,432
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2031	100	111,393
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	30	33,293
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	20	22,105
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	60	66,113
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2029	50	56,010
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2029	35	39,276
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2034	125	139,205
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	$25	$25,854
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	30	30,914
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2029	75	81,291
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	75	81,290
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	150	155,474
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2029	35	37,947
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2029	110	121,652
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	50	51,340
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2032	20	21,925
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2036	200	216,939
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2034	30	32,791
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2029	10	11,107
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2036	50	50,785
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	140	149,411
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/01/2037	210	212,402
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2029	60	66,882
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2032	50	52,024
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2048	35	36,518
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2031	110	122,577
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2032	15	16,665
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2029	25	26,091
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	105	112,963
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2048	300	304,849
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	125	88,504
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2031	130	145,148
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2032	135	150,668
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2036	125	128,235
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2033	90	96,174
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligation	5.00%	03/01/2032	100	110,010
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2029	20	22,277
Webb (County of), TX, Series 2020, Ctfs. Of Obligation	4.00%	02/15/2045	15	14,471
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2040	150	150,842
				4,144,249
Utah-0.32%
Board of Regents of Utah University, Series 1998 A, Ref. RB, (INS - NATL)(b)	5.50%	04/01/2029	100	108,636
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2029	75	83,371
				192,007
Virginia-0.90%
Charles City (County of), VA Economic Development Authority (Wate Management, Inc.), Series 2004 A, RB	2.88%	02/01/2029	30	27,829
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2029	10	11,147
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2029	200	218,385
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2029	30	33,334
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2029	40	44,933
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2029	180	202,197
				537,825
Washington-2.66%
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2035	35	38,642
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2037	100	108,892
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	$35	$39,256
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	35	39,218
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	50	55,772
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	35	38,624
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	30	32,941
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	210	226,642
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2042	335	358,298
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	250	266,413
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2035	60	66,075
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	145	162,476
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2044	150	153,157
				1,586,406
West Virginia-0.52%
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2040	110	117,923
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	85	90,597
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	100	100,196
				308,716
Wisconsin-0.41%
Fond Du Lac (County of), WI, Series 2019 A, GO Bonds	3.00%	03/01/2029	130	128,047
Wisconsin (State of), Series 2020 1, Ref. GO Bonds	5.00%	05/01/2029	75	83,911
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2029	30	33,564
				245,522
TOTAL INVESTMENTS IN SECURITIES(d)-98.61% (Cost $59,696,604)				58,778,348
OTHER ASSETS LESS LIABILITIES-1.39%				831,009
NET ASSETS-100.00%				$59,609,357

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.41%
Alabama-1.62%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2033	$100	$112,779
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2034	195	219,102
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2035	100	111,614
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2036	155	158,902
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2037	200	219,653
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2039	250	271,450
				1,093,500
Arizona-1.33%
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2030	100	109,903
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2030	15	17,016
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2030	20	22,293
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2040	50	54,325
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	165	177,125
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2035	250	278,783
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2037	205	225,698
Scottsdale Municipal Property Corp., Series 2006, Ref. RB	5.00%	07/01/2030	10	11,016
				896,159
California-15.65%
Antelope Valley Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2045	45	45,100
California (State of), Series 2019, GO Bonds	5.00%	10/01/2030	200	224,809
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	90	102,421
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	25	28,410
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	200	226,316
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	250	282,895
California (State of), Series 2020, GO Bonds	4.00%	11/01/2035	100	105,316
California (State of), Series 2020, GO Bonds	5.00%	03/01/2036	150	168,376
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2030	40	42,928
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2030	155	178,108
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	50	56,793
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2033	45	51,100
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2035	250	282,044
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2036	110	115,045
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2037	60	62,163
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2037	150	155,010
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2038	175	179,427
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	30	30,700
California (State of), Series 2021, GO Bonds	5.00%	10/01/2030	250	286,877
California (State of), Series 2021, GO Bonds	5.00%	12/01/2035	80	91,023
California (State of), Series 2021, GO Bonds	5.00%	12/01/2036	80	90,251
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	60	65,675
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2030	40	45,837
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2030	500	575,331
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2030	30	34,790
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2032	45	51,940
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2035	15	17,138
California (State of) Department of Water Resources, Series 2022 BF, Ref. RB	5.00%	12/01/2030	10	11,597
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2033	125	143,950
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2030	40	46,386
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2032	30	32,776
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2033	60	65,426
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2030	25	28,857
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2030	60	68,505
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2030	60	67,398
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	45	47,989
Eastern Municipal Water District Financing Authority, Series 2020 A, Ref. RB	5.00%	07/01/2036	5	5,650
Eastern Municipal Water District Financing Authority, Series 2020 A, Ref. RB	4.00%	07/01/2038	55	56,586
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2030	50	54,079
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2034	$200	$227,631
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2036	120	125,090
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	5.00%	05/15/2044	215	232,874
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2030	10	11,350
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	260	286,011
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	10	10,978
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	245	262,870
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2030	75	81,397
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	15	16,527
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	80	87,805
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	25	26,763
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2034	85	97,145
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	20	22,354
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	120	131,736
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2035	25	26,356
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2036	90	94,344
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2036	275	310,050
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2037	155	173,153
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	25	28,596
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2034	155	177,078
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	150	162,939
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2030	65	73,273
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2032	160	183,363
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2030	10	11,480
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2037	35	36,242
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2032	120	137,523
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2033	130	148,811
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2035	265	302,161
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	5	5,219
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2038	15	15,468
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2040	5	5,112
Los Angeles Unified School District, Series 2023 A, COP	5.00%	10/01/2030	35	39,741
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2039	115	127,396
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	90	99,228
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGM)(a)	5.00%	08/01/2050	5	5,274
Sacramento (City of), CA Financing Authority (Westlake and Regency Park), Series 2006, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	90	102,739
Sacramento (City of), CA Municipal Utility District, Series 2020 H, RB	5.00%	08/15/2035	35	39,938
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2030	70	79,316
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2038	25	27,867
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	120	128,483
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	300	322,722
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	20	21,640
San Diego Unified School District, Series 2020, GO Bonds	4.00%	07/01/2036	25	26,201
San Diego Unified School District, Series 2022 F-2, GO Bonds	5.00%	07/01/2030	5	5,753
San Francisco (City & County of), CA Public Utilities Commission, Series 2020 A, RB	5.00%	11/01/2045	10	10,901
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	280	300,822
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2030	200	194,885
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2039	15	16,581
San Rafael City High School District, Series 2022 A, GO Bonds	5.25%	08/01/2052	100	110,241
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2034	100	113,855
Southern California Public Power Authority (Mangolia Power), Series 2020 A-1, Ref. RB	5.00%	07/01/2036	10	11,319
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	45	45,621
Turlock (City of), CA Irrigation District, Series 2020, Ref. RB	5.00%	01/01/2041	250	271,905
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2038	205	227,550
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2039	190	210,055
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	100	108,799
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	195	194,940
				10,580,493
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-2.32%
Arapahoe County School District No 5 Cherry Creek, Series 2021, GO Bonds	5.00%	12/15/2038	$50	$55,369
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2030	40	45,260
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2033	25	28,206
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2030	165	186,696
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2030	30	32,281
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2030	70	76,165
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2036	45	45,708
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	20	20,215
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2038	205	206,096
Colorado Springs (City of), CO, Series 2020 C, RB	5.00%	11/15/2050	250	265,692
Denver (City & County of), CO, Series 2020 A, GO Bonds	5.00%	08/01/2033	40	45,299
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2030	180	204,925
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2034	210	240,027
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2038	25	27,529
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2039	20	21,929
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	15	16,794
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2036	5	5,509
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2032	20	21,211
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2036	5	5,166
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2037	10	10,242
Weld County School District No. RE-5J, Series 2021, GO Bonds	4.00%	12/01/2045	10	9,766
				1,570,085
Connecticut-2.49%
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2038	35	35,237
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2034	100	112,432
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2038	245	267,337
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2032	30	31,869
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2033	25	26,382
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2035	5	5,194
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2037	250	253,990
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2038	270	271,937
Connecticut (State of), Series 2020, RB	5.00%	05/01/2030	250	282,701
Connecticut (State of), Series 2020, RB	4.00%	05/01/2036	10	10,274
Connecticut (State of), Series 2020, RB	5.00%	05/01/2037	120	132,285
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2030	15	15,931
Connecticut (State of), Series 2021 B, GO Bonds	4.00%	06/01/2030	20	21,306
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2030	180	204,722
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2030	10	11,403
				1,683,000
Delaware-0.97%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2030	250	283,003
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2032	100	105,142
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2030	235	267,949
				656,094
District of Columbia-1.97%
District of Columbia, Series 2019 A, RB	5.00%	03/01/2030	10	11,217
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2030	10	11,223
District of Columbia, Series 2020 A, RB	5.00%	03/01/2032	200	226,065
District of Columbia, Series 2020 A, RB	5.00%	03/01/2035	50	56,013
District of Columbia, Series 2020 A, RB	5.00%	03/01/2036	195	217,119
District of Columbia, Series 2020 A, RB	5.00%	03/01/2037	170	187,669
District of Columbia, Series 2020 A, RB	5.00%	03/01/2039	60	65,462
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2030	50	57,140
District of Columbia, Series 2020 C, RB	5.00%	05/01/2036	15	16,720
District of Columbia, Series 2020 C, RB	4.00%	05/01/2038	25	25,413
District of Columbia, Series 2020, RB	5.00%	12/01/2030	5	5,595
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2030	5	5,684
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2035	100	112,137
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2039	$105	$114,253
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	205	219,390
				1,331,100
Florida-3.06%
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2032	10	11,203
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2033	20	22,267
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2034	95	105,328
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2032	60	66,651
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2030	215	244,678
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	20	22,765
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2030	30	34,141
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2030	50	56,902
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2030	50	48,730
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2034	50	55,267
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2035	115	126,378
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2036	305	310,973
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2037	115	115,886
Miami-Dade (County of), FL, Series 2020 C, RB	4.00%	04/01/2036	145	148,365
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2030	35	39,096
Miami-Dade (County of), FL Transit System, Series 2020 A, RB	5.00%	07/01/2043	20	21,292
North Miami Beach (City of), FL, Series 2020 A, RB	5.00%	08/01/2049	250	261,417
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2033	100	112,280
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2034	50	56,056
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2046	200	212,842
				2,072,517
Georgia-1.48%
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(a)	5.75%	11/01/2030	105	124,216
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2030	10	11,395
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	5.00%	02/15/2032	100	108,874
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2030	50	57,043
Georgia (State of) (Bid Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2033	90	102,608
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	30	34,272
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	10	11,412
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	4.00%	08/01/2035	20	21,191
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	10	11,408
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2030	10	11,408
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2030	55	61,532
Georgia (State of) Road & Tollway Authority, Series 2020, RB	5.00%	06/01/2032	10	11,185
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2030	35	39,520
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2030	10	10,685
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2032	55	62,395
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2033	250	282,968
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2035	35	36,558
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2039	5	5,081
				1,003,751
Guam-0.06%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	40	40,248
Hawaii-0.56%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2030	15	16,562
Hawaii (State of), Series 2020 C, RB	5.00%	07/01/2050	125	131,585
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2030	40	45,113
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2030	165	186,089
				379,349
Illinois-5.16%
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2030	145	153,914
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2030	120	132,647
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	5.00%	01/01/2034	$135	$150,149
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2035	135	138,916
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2036	80	81,915
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2037	340	345,313
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2030	10	11,336
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2033	200	220,014
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2032	50	50,931
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2030	450	494,165
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2030	200	219,491
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2030	35	38,132
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008 A, Ref. RB	5.00%	11/01/2030	200	209,122
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2030	25	27,977
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2033	5	5,518
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2034	80	87,995
Illinois (State of) Regional Transportation Authority, Series 2000, RB, (INS - NATL)(a)	6.50%	07/01/2030	30	34,804
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	60	67,490
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2030	175	196,847
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2030	550	605,723
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2030	195	217,815
				3,490,214
Indiana-0.28%
Indiana (State of) Finance Authority, Series 2021, Ref. RB	5.00%	10/01/2030	15	16,913
Indiana (State of) Finance Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/01/2030	80	90,009
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2030	75	83,441
				190,363
Iowa-0.10%
Iowa (State of) Finance Authority, Series 2020 A, RB	5.00%	08/01/2044	60	64,481
Kentucky-0.08%
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	50	51,791
Louisiana-0.63%
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2030	65	71,131
Louisiana Local Government Environmental Facilities & Community Development Auth, Series 2021, Ref. RB	2.00%	06/01/2030	180	155,280
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	75	78,627
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2050	115	119,198
				424,236
Maryland-2.61%
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	100	105,445
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2036	15	15,619
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2032	105	119,548
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2033	125	142,104
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2030	35	39,984
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2030	50	56,765
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2030	45	50,490
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2033	125	141,264
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2034	250	283,618
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2035	200	225,952
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2033	15	16,977
Maryland (State of) Department of Transportation, Series 2021 A, RB	4.00%	10/01/2030	150	159,072
Maryland (State of) Transportation Authority, Series 2020, RB	5.00%	07/01/2030	45	50,875
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2030	75	84,791
Maryland State Transportation Authority, Series 2020, RB	5.00%	07/01/2034	15	16,816
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2030	$100	$108,037
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2030	130	145,751
				1,763,108
Massachusetts-5.51%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(a)	5.50%	01/01/2030	25	28,605
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	2.75%	03/01/2050	15	10,572
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2041	70	75,643
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2048	225	238,834
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2032	85	97,333
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	410	439,029
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	380	403,481
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2036	190	212,469
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2040	225	243,910
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2045	610	651,356
Massachusetts (Commonwealth of), Series 2020, Ref. GO Bonds	4.00%	11/01/2034	25	26,429
Massachusetts (Commonwealth of), Series 2020, Ref. GO Bonds	4.00%	11/01/2035	195	205,118
Massachusetts (Commonwealth of), Series 2020, Ref. GO Bonds	4.00%	11/01/2037	10	10,303
Massachusetts (Commonwealth of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	5	5,068
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2021 B, RB	5.00%	06/01/2043	105	112,406
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds), Series 2021 A, RB	5.00%	06/01/2051	35	36,981
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2004 B, Ref. RB	5.25%	07/01/2030	200	231,301
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2007 A-1, Ref. RB	5.25%	07/01/2030	25	28,880
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2004 M, RB	5.25%	07/01/2030	150	175,151
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2045	250	266,156
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2050	115	121,291
University of Massachusetts Building Authority, Series 2022-1, RB	5.00%	11/01/2052	100	106,212
				3,726,528
Michigan-1.83%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	05/01/2030	205	231,211
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2032	15	17,136
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2033	625	713,256
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2038	50	50,878
Michigan (State of) Building Authority, Series 2020 I, Ref. RB	5.00%	10/15/2030	70	79,764
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	45	46,549
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	95	99,993
				1,238,787
Minnesota-1.16%
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2035	50	56,553
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	140	153,601
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2030	275	314,219
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2030	30	33,761
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2030	200	228,218
				786,352
Mississippi-0.13%
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2034	30	31,012
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2035	30	30,967
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2036	25	25,718
				87,697
Missouri-0.84%
Curators of the University of Missouri (The), Series 2020 B, RB	5.00%	11/01/2030	150	172,056
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2030	50	52,335
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2030	50	54,748
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2030	$25	$28,192
St. Louis Municipal Finance Corp., Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2049	250	258,454
				565,785
Montana-0.20%
Montana (State of) Facility Finance Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	135	136,450
Nebraska-0.24%
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	150	160,657
Nevada-0.26%
Clark (County of), NV, Series 2019, Ref. RB	5.00%	07/01/2030	10	11,100
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2030	70	78,691
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2030	75	83,252
				173,043
New Jersey-2.03%
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2030	600	534,253
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2035	150	154,030
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2036	10	10,222
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	50	52,504
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2050	405	421,134
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2030	170	189,973
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGM)(a)	5.25%	01/01/2030	5	5,679
New Jersey (State of) Turnpike Authority, Series 2022 C, Ref. RB	5.00%	01/01/2030	5	5,589
				1,373,384
New Mexico-0.18%
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2030	50	56,490
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2030	10	11,337
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2030	45	51,019
				118,846
New York-24.67%
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2037	155	171,221
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	5.00%	11/15/2047	70	72,206
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	5.00%	11/15/2049	20	20,572
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	115	116,121
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	500	513,905
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	530	548,074
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2032	210	229,698
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2033	10	10,918
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2030	120	139,051
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2030	35	37,382
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2030	130	144,386
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2033	140	156,620
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2034	55	61,337
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2035	140	155,416
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2037	15	15,236
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2030	200	227,172
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	4.00%	08/01/2034	5	5,167
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2032	250	283,913
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2032	365	412,960
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2035	150	168,400
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2036	15	15,301
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2038	200	218,866
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2041	165	165,558
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	20	21,494
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2030	95	107,907
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2033	500	565,165
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	100	106,864
New York (City of), NY, Series 2020 DD-1, RB	5.00%	06/15/2030	115	131,400
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2030	40	45,197
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2030	$75	$85,190
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2030	10	11,359
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2030	55	60,838
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020 A, Ref. RB, (INS - AGM)(a)	5.00%	03/01/2030	5	5,477
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	4.00%	03/01/2032	200	206,038
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2030	5	5,460
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2042	10	10,034
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2030	150	171,392
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	60	64,918
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2030	75	85,696
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2048	150	158,993
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	250	264,418
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2041	5	5,410
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2050	190	201,686
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-2, Ref. RB	5.00%	06/15/2030	115	131,400
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-2, Ref. RB	5.00%	06/15/2032	100	114,574
New York (City of), NY Municipal Water Finance Authority, Series 2022 E, Ref. RB	5.00%	06/15/2030	235	268,514
New York (City of), NY Transitional Finance Authority, Series 2010 F-5, RB	5.00%	02/01/2030	330	373,484
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2030	20	22,729
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2039	15	14,992
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	245	279,744
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	215	244,774
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	40	45,539
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2037	60	66,610
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	285	309,366
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	100	77,968
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2030	70	80,198
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2032	15	17,156
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2033	60	68,473
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2035	20	20,774
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2036	35	39,141
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2030	5	5,728
New York (City of), NY Transitional Finance Authority, Series 2021 C-1, RB	5.00%	05/01/2032	50	57,211
New York (City of), NY Transitional Finance Authority, Series 2021 C-1, RB	4.00%	05/01/2035	35	36,438
New York (City of), NY Transitional Finance Authority, Series 2021 C-1, RB	4.00%	05/01/2036	10	10,309
New York (City of), NY Transitional Finance Authority, Series 2021 D-1, RB	5.00%	11/01/2034	10	11,363
New York (City of), NY Transitional Finance Authority, Series 2021 D-1, RB	5.00%	11/01/2036	65	72,690
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2030	100	114,109
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2030	15	17,185
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2030	65	73,780
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2030	20	22,914
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2030	60	68,741
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2030	205	232,692
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2032	100	111,690
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2033	10	10,293
New York (State of) Dormitory Authority, Series 2019 D, Ref. RB	5.00%	02/15/2030	85	96,055
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2032	175	199,364
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2034	85	87,908
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2033	265	298,761
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2034	780	878,252
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2035	120	134,361
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2036	130	133,463
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2038	100	100,987
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2039	20	20,107
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	90	96,675
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(a)	5.00%	10/01/2030	$125	$138,232
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2030	75	85,010
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2033	10	11,364
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2034	255	289,095
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2036	15	16,777
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2042	365	394,930
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2030	5	5,658
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	15,807
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2036	25	27,426
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2037	200	201,500
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2035	40	44,374
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2036	15	16,551
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2037	5	5,470
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2039	5	5,383
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	5.00%	03/15/2030	185	209,002
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2030	165	186,204
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2035	5	5,631
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2036	550	615,243
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2037	25	27,706
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	180	194,571
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	20	21,518
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2037	240	244,558
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	350	370,109
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2033	10	11,252
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2032	40	45,410
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2033	20	22,685
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2034	165	170,948
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2035	140	157,663
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	55	58,994
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	220	235,152
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2030	5	5,643
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2030	65	73,884
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2030	90	101,289
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2030	200	225,702
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2033	70	75,278
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2034	25	26,813
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2036	50	52,874
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2030	185	211,579
Triborough Bridge & Tunnel Authority, Series 2018 D, RB	5.00%	11/15/2033	95	108,157
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	500	529,013
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	20	21,105
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 B, RB	5.00%	05/15/2030	90	102,462
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020 A, Ref. RB	5.00%	09/01/2037	20	21,191
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2033	20	21,769
				16,681,910
North Carolina-1.68%
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2030	10	11,402
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2030	25	27,930
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2030	500	569,657
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2043	250	257,441
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGM)(a)	5.00%	01/01/2049	110	113,460
North Carolina State University at Raleigh, Series 2020 A, Ref. RB	5.00%	10/01/2030	10	11,296
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2030	20	22,532
Western Carolina University, Series 2020 B, RB	4.00%	04/01/2050	125	119,720
				1,133,438
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-1.48%
Allen (County of), OH (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	5.00%	12/01/2030	$5	$5,559
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2030	5	5,515
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2033	35	38,486
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2032	60	68,911
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2034	10	11,405
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2035	15	17,003
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	50	48,901
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2030	125	142,666
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	06/01/2032	20	22,673
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2032	5	5,666
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2039	250	272,420
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2040	200	217,226
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	135	143,619
				1,000,050
Oklahoma-0.03%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2030	5	5,266
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2030	15	16,721
				21,987
Oregon-1.12%
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2050	150	154,252
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2037	65	71,945
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2039	90	98,708
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2040	140	153,097
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2030	50	56,024
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	200	224,400
				758,426
Pennsylvania-1.40%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2020, RB	5.00%	02/01/2030	50	56,166
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2030	35	38,167
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	105	108,098
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2030	5	5,494
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2030	30	33,886
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2032	20	20,790
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2034	25	25,673
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2030	15	17,052
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2020 A, Ref. RB, (INS - AGM)(a)	5.00%	05/01/2046	40	42,021
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	230	243,423
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	305	321,537
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2030	30	33,687
				945,994
Rhode Island-0.12%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2034	65	72,131
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2035	5	5,515
Rhode Island Commerce Corp. (Garvee), Series 2020, RB	5.00%	05/15/2032	5	5,574
				83,220
South Carolina-0.26%
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2032	90	98,218
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2030	70	79,250
				177,468
Tennessee-0.43%
Knox County Health Educational & Housing Facility Board, Series 2020 A, RB	5.00%	09/01/2030	50	52,583
Memphis (City of), TN, Series 2020 B, Ref. RB	5.00%	10/01/2045	15	15,986
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2049	70	72,439
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	$100	$102,710
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2030	40	45,041
				288,759
Texas-7.49%
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	325	342,372
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	5	5,319
Board of Regents of the University of Texas System, Series 2020 A, Ref. RB	5.00%	08/15/2030	85	96,997
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	170	191,180
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	27,647
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2032	10	11,310
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2034	400	414,783
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2035	180	185,167
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2034	20	20,727
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	5.00%	11/01/2034	5	5,635
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2030	5	5,688
Dallas (City of) TX, Series 2020 C, Ref. RB	4.00%	10/01/2037	20	20,590
Dallas (City of) TX, Series 2020 C, Ref. RB	4.00%	10/01/2039	50	51,003
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2038	55	60,344
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2045	180	192,675
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	250	267,121
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2030	50	56,442
Harris (County of), TX, Series 2021, Ref. RB	4.00%	08/15/2040	15	15,078
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2030	25	28,397
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2037	160	162,384
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	20	19,565
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2030	30	33,028
Houston (City of), TX, Series 2019 A, Ref. RB	5.00%	11/15/2032	140	158,141
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2036	40	41,047
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	125	132,891
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2045	130	136,919
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2039	100	108,490
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	15	15,738
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	75	77,995
Matagorda (County of), TX Navigation District No. 1 (AEP TEX), Series 2005 A, Ref. RB, (INS - AMBAC)(a)	4.40%	05/01/2030	125	125,629
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2030	10	10,547
North Texas Tollway Authority, Series 2021 B, RB	5.00%	01/01/2030	75	83,036
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2030	250	286,688
Plainview Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2046	25	26,384
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2030	115	130,237
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	210	234,103
Royse (City of), TX Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2051	65	62,181
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2035	35	38,894
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2036	20	22,077
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	95	99,642
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	300	314,978
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 A, Ref. RB	5.00%	08/15/2039	200	211,283
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2030	200	226,652
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2034	40	41,895
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2035	20	20,802
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2036	25	25,775
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2038	140	142,640
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2030	15	16,999
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2030	$10	$10,725
Trinity River Authority, Series 2019, Ref. RB	5.00%	08/01/2030	45	50,065
				5,065,905
Utah-0.47%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2030	170	192,193
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2030	20	22,874
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	100	105,855
				320,922
Virginia-1.70%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2030	65	73,699
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2031	100	113,406
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2050	150	158,043
Hampton Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2040	150	152,297
Virginia (Commonwealth of) College Building Authority, Series 2022 A, RB	5.00%	02/01/2030	100	112,934
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2034	50	56,173
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2030	75	83,150
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2030	200	225,869
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2030	150	171,261
				1,146,832
Washington-4.56%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2030	100	114,297
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2037	125	137,907
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	4.00%	07/01/2039	250	253,866
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2039	100	109,340
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2030	75	84,363
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2030	110	108,514
King County School District No. 411 Issaquah, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	35	36,727
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	50	52,152
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2030	15	16,747
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2030	155	171,620
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	75	81,338
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	205	221,041
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2034	50	55,968
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2037	150	165,238
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	115	124,052
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2043	260	278,931
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	80	87,526
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	30	32,592
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2037	95	104,800
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2030	100	113,698
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	100	113,847
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	70	79,334
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2033	110	124,217
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	100	102,730
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	40	40,943
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2015 B, Ref. RB	5.00%	10/01/2038	250	270,941
				3,082,729
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-0.25%
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2030	$150	$170,849
TOTAL INVESTMENTS IN SECURITIES(b)-98.41% (Cost $67,183,211)				66,536,507
OTHER ASSETS LESS LIABILITIES-1.59%				1,077,747
NET ASSETS-100.00%				$67,614,254

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.26%
Alabama-0.14%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2031	$60	$67,913
Arizona-1.08%
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2031	15	17,275
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	4.00%	07/01/2035	20	20,713
Maricopa (County of), AZ Special Health Care District, Series 2021, GO Bonds	5.00%	07/01/2034	115	127,357
Mesa (City of), AZ, Series 2021, Ref. RB	4.00%	07/01/2035	65	67,448
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	120	129,497
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	150	161,616
				523,906
Arkansas-0.24%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	110	117,547
California-18.64%
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2031	5	5,813
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	95	109,964
California (State of), Series 2020, GO Bonds	5.00%	03/01/2031	5	5,780
California (State of), Series 2020, GO Bonds	5.00%	11/01/2031	145	166,571
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	20	22,723
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2031	75	86,157
California (State of), Series 2021, GO Bonds	4.00%	10/01/2033	360	384,227
California (State of), Series 2021, GO Bonds	4.00%	10/01/2034	260	276,427
California (State of), Series 2021, GO Bonds	4.00%	10/01/2035	25	26,412
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	155	159,295
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2031	100	116,513
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2032	30	34,701
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2037	10	11,341
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	280	311,645
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	50	51,111
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	150	166,147
California (State of), Series 2022, GO Bonds	5.00%	04/01/2031	5	5,788
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2031	105	122,657
California (State of), Series 2023, GO Bonds	5.00%	10/01/2031	300	349,993
California (State of) (Bid Group C), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2031	50	58,332
California (State of) Department of Water Resources, Series 2021, RB	5.00%	12/01/2032	10	11,642
California (State of) Department of Water Resources, Series 2021, RB	4.00%	12/01/2034	10	10,709
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2031	10	11,572
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2031	170	198,469
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2033	5	5,807
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	5.00%	08/15/2051	165	177,442
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2031	255	293,660
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2036	5	5,673
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2031	70	81,243
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2033	20	23,136
California (State of) Public Works Board (Green Bonds), Series 2021 C, RB	4.00%	11/01/2039	100	102,617
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2033	15	17,416
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2035	150	159,425
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	50	54,404
California (State of) Public Works Board (Sacramento Region New Natural Resources Headquarters) (Green Bonds), Series 2021, RB	5.00%	11/01/2034	60	69,512
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2034	45	51,801
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2035	25	28,612
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2036	20	20,995
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2031	5	5,810
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2033	50	53,889
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2034	65	69,781
Contra Costa (County of), CA Water District, Series 2021 W, Ref. RB	5.00%	10/01/2051	50	54,205
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2031	15	17,531
Foothill-De Anza Community College District, Series 2021 A, Ref. GO Bonds	3.00%	08/01/2039	30	26,888
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2031	$100	$116,579
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2031	100	114,327
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2033	125	144,974
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2036	40	45,633
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2037	25	28,253
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2041	15	16,556
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	20	21,823
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	85	91,966
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2037	285	320,832
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	105	113,735
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	50	53,950
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	55	60,165
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	125	134,863
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2039	50	55,775
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2041	65	72,025
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2031	100	117,036
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2020, RB	5.00%	06/01/2031	75	87,490
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2031	205	239,443
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2033	110	128,236
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2038	5	5,189
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2038	100	112,415
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2039	10	10,327
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2041	20	22,124
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2046	160	173,985
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	10	11,487
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2040	10	11,174
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	10	11,576
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	4.00%	07/01/2032	220	234,977
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	60	65,413
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2031	5	5,848
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGM)(a)	5.00%	05/15/2046	150	161,230
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2031	25	29,056
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	150	160,683
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	2.50%	05/15/2031	25	23,185
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	250	266,337
San Diego (County of), CA Regional Transportation Commission, Series 2021 B, Ref. RB	5.00%	04/01/2045	120	130,712
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2031	35	40,792
San Diego (County of), CA Water Authority, Series 2021 B, Ref. RB	4.00%	05/01/2036	55	58,995
San Diego (County of), CA Water Authority, Series 2021 B, Ref. RB	4.00%	05/01/2037	25	26,379
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	05/01/2031	20	23,313
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2031	45	52,454
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2035	90	97,311
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2038	10	10,418
San Diego Unified School District, Series 2021 E-2, GO Bonds	5.00%	07/01/2031	30	35,066
San Diego Unified School District (Green Bonds), Series 2021 E-2, GO Bonds	4.00%	07/01/2033	185	198,127
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2031	45	52,560
San Francisco (City & County of), CA Airport Commission, Series 2021 B, Ref. RB	5.00%	05/01/2035	5	5,715
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2034	10	11,475
San Francisco (City & County of), CA Public Utilities Commission, Series 2023, Ref. RB	5.00%	11/01/2031	10	11,783
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	145	160,230
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	55	60,301
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 C, RB	4.00%	03/01/2046	15	15,139
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2031	15	14,400
Santa Clara (County of), CA (Election of 2008), Series 2013 B, GO Bonds	3.00%	08/01/2031	70	69,728
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2031	5	5,745
University of California, Series 2021 Q, Ref. RB	5.00%	05/15/2035	15	17,326
University of California, Series 2021 Q, Ref. RB	4.00%	05/15/2038	110	113,208
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2031	$40	$46,804
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2033	25	29,050
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2036	25	26,249
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	365	395,770
				9,001,553
Colorado-2.31%
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2033	10	11,444
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2034	15	17,112
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2035	200	208,345
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2036	5	5,155
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2039	35	37,949
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2040	195	210,327
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2031	100	113,874
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2034	5	5,027
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2036	10	9,950
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021, Ref. RB	4.00%	11/01/2039	65	65,662
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2031	10	11,534
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2031	160	184,164
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2031	100	106,468
Northern Colorado Water Conservancy District, Series 2022, COP	5.25%	07/01/2052	80	86,099
Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2031	5	5,818
Weld County School District No. 6 Greeley, Series 2021, GO Bonds	4.00%	12/01/2045	35	34,729
				1,113,657
Connecticut-3.22%
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2031	5	5,650
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2031	160	171,036
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2031	150	172,227
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2033	25	28,615
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2034	20	22,835
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2036	130	134,819
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2037	105	107,854
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2038	5	5,082
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	425	462,195
Connecticut (State of), Series 2021 B, GO Bonds	4.00%	06/01/2031	25	26,797
Connecticut (State of), Series 2021 B, GO Bonds	4.00%	06/01/2034	20	21,077
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2035	30	34,246
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2037	55	56,303
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	165	180,283
Connecticut (State of), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2031	70	80,615
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2031	30	32,069
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2031	10	11,544
				1,553,247
Delaware-0.38%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2031	135	152,550
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2031	25	28,544
				181,094
District of Columbia-1.81%
District of Columbia, Series 2020 A, RB	5.00%	03/01/2031	30	33,923
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2031	60	69,584
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2035	65	73,847
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2037	30	30,842
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	175	188,153
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2034	80	91,281
District of Columbia, Series 2021, GO Bonds	5.00%	02/01/2041	45	49,078
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2031	90	101,593
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2031	10	11,443
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2033	$15	$17,163
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2034	15	15,714
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	175	191,274
				873,895
Florida-2.55%
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2031	170	190,931
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2031	15	16,915
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2034	90	93,360
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2035	55	56,849
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2039	200	201,922
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2031	15	16,676
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2031	170	196,554
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	30	34,685
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2034	20	20,113
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2022 B, RB	5.00%	10/01/2047	35	37,421
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2031	100	95,700
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2031	30	33,385
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2033	30	31,641
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2034	5	5,239
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2036	5	4,412
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2037	25	25,606
North Sumter (County of), FL Utility Dependent District (Sumter Water Conservation Authority), Series 2021, RB, (INS - AGM)(a)	5.00%	10/01/2046	130	136,107
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2031	15	16,669
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2031	15	17,031
				1,231,216
Georgia-1.17%
Georgia (State of), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2033	75	86,822
Georgia (State of) (Bid Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2031	115	131,341
Georgia (State of) (Bid Group 2), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2037	185	193,953
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2031	100	115,989
Georgia (State of) Municipal Electric Authority (Project One), Series 2020, Ref. RB	5.00%	01/01/2045	10	10,396
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2031	25	28,401
				566,902
Hawaii-0.33%
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2041	90	97,974
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	55	61,830
				159,804
Illinois-6.10%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	150	159,822
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2031	225	253,755
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2031	35	40,178
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2046	220	235,316
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2031	255	282,541
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2031	5	4,860
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2031	150	164,092
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2031	135	149,534
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2036	70	75,871
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	125	128,662
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2031	40	44,001
Illinois (State of), Series 2023, Ref. GO Bonds	5.00%	07/01/2031	95	104,801
Illinois (State of) Finance Authority, Series 2020, RB	5.00%	07/01/2034	85	95,590
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2035	10	11,190
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	4.00%	07/01/2038	250	251,669
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2031	15	17,203
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2031	200	223,945
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	$390	$414,804
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2023, RB, (INS - BAM)(a)	5.50%	12/01/2040	260	288,045
				2,945,879
Indiana-1.55%
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	40	44,952
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2033	40	44,962
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2040	130	141,212
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2031	30	34,337
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2037	20	22,313
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2033	195	223,470
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	5.00%	10/01/2034	20	22,859
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	4.00%	10/01/2035	20	20,808
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2031	30	33,777
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2034	100	110,183
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2036	50	51,948
				750,821
Kansas-0.22%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2047	100	105,756
Louisiana-0.41%
Louisiana (State of), Series 2021 A, GO Bonds	5.00%	03/01/2039	180	198,283
Maryland-2.63%
Maryland (State of), Second Series 2021 A A, GO Bonds	4.00%	08/01/2035	15	15,865
Maryland (State of), Second Series 2021 A, GO Bonds	5.00%	08/01/2034	75	86,447
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2031	35	39,928
Maryland (State of), Series 2021 A, GO Bonds	5.00%	03/01/2034	10	11,464
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2033	25	28,883
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2031	10	11,338
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2031	125	144,051
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2035	400	457,011
Maryland (State of) Department of Transportation, Series 2016, RB	3.00%	11/01/2031	40	38,566
Maryland (State of) Department of Transportation, Series 2017, RB	3.00%	09/01/2031	100	96,494
Maryland (State of) Department of Transportation, Series 2019, RB	2.13%	10/01/2031	60	53,748
Maryland (State of) Transportation Authority, Series 2020, RB	5.00%	07/01/2031	15	16,896
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	160	172,264
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2031	100	96,620
				1,269,575
Massachusetts-3.72%
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2041	155	168,491
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	350	378,776
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2031	15	17,443
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2048	300	321,246
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2049	200	213,829
Massachusetts (Commonwealth of), Series 2021, GO Bonds	5.00%	09/01/2051	235	250,800
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2031	245	282,317
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2031	5	5,784
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds), Series 2022, RB	5.00%	06/01/2050	130	138,448
Massachusetts (Commonwealth of) Port Authority, Series 2021 D, RB	5.00%	07/01/2051	15	15,879
University of Massachusetts Building Authority, Series 2021-1, Ref. RB	5.00%	11/01/2031	5	5,756
				1,798,769
Michigan-1.51%
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2031	155	177,329
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2035	50	57,477
Michigan (State of), Series 2021, RB	5.00%	11/15/2033	230	265,601
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of), Series 2021, RB	4.00%	11/15/2037	$60	$61,528
Michigan (State of), Series 2023, RB	5.00%	11/15/2031	5	5,841
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2051	50	52,608
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	100	106,540
				726,924
Minnesota-0.96%
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2031	305	348,073
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2031	25	29,014
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2036	45	46,707
Rochester (City of), MN, Series 2016 B, Ref. RB	5.00%	11/15/2031	35	40,020
				463,814
Missouri-0.61%
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2031	120	132,567
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2042	150	162,068
				294,635
Montana-0.52%
Forsyth (City of), MT (Puget Sound Energy), Series 2013 A, Ref. RB	3.90%	03/01/2031	250	248,885
Nevada-0.44%
Clark (County of), NV Department of Aviation, Series 2021 A, RB	5.00%	07/01/2033	10	11,422
Clark (County of), NV Department of Aviation, Series 2021, RB	5.00%	07/01/2035	125	141,743
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2031	50	57,298
				210,463
New Jersey-2.26%
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment), Series 2022, RB	4.00%	12/15/2031	110	116,489
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2031	255	271,213
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	3.13%	07/01/2031	75	74,165
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2034	90	100,512
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2031	45	50,896
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2031	50	56,551
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2033	50	56,462
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2034	20	22,472
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2035	80	89,438
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2036	135	150,169
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2031	90	101,825
				1,090,192
New Mexico-0.48%
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2031	200	230,200
New York-21.23%
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/15/2031	25	28,719
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2031	20	23,075
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2032	25	27,120
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2032	160	186,374
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2034	300	322,655
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2031	20	19,275
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	5.00%	07/15/2033	35	39,715
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2035	20	20,548
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2037	60	61,067
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2038	75	76,011
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2040	90	90,723
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2034	20	20,720
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2033	10	11,425
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2034	35	39,921
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2031	85	96,302
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2031	225	255,882
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2031	185	209,598
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2031	165	186,939
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2036	130	146,748
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2042	$250	$250,451
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	115	122,888
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2036	25	28,174
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	165	178,271
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	280	301,158
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	10	9,774
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2050	40	42,419
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2031	70	80,222
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2034	10	11,406
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2031	50	55,163
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2031	170	197,424
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	315	336,376
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	235	254,766
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	55	58,540
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2031	270	313,555
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	4.00%	06/15/2036	10	10,340
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2035	25	28,726
New York (City of), NY Transitional Finance Authority, Series 2010 G-5, RB	5.00%	05/01/2031	40	45,807
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2031	35	40,081
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2031	15	17,453
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2033	45	52,179
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2034	75	86,602
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2036	35	36,042
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2037	75	76,158
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2034	10	11,511
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2035	30	34,373
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2035	335	381,954
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2036	145	163,845
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2033	10	11,504
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2031	215	248,144
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2034	170	194,801
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2031	15	17,387
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2031	100	116,351
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2031	10	11,509
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2034	245	257,841
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2035	80	83,603
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2036	40	41,227
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2031	20	22,383
New York (State of) Dormitory Authority, Series 2019 D, Ref. RB	5.00%	02/15/2031	155	175,022
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2031	155	178,179
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2033	190	218,015
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2034	30	34,368
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2035	145	165,015
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2036	145	163,638
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2037	90	91,993
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2040	105	105,321
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2049	110	116,643
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(a)	5.00%	10/01/2036	70	79,372
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	5.00%	03/15/2031	55	62,710
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB	5.00%	03/15/2031	435	500,050
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	75	78,949
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2031	105	120,299
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2034	35	40,111
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2031	75	86,055
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2035	5	5,641
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2035	5	5,667
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	4.00%	01/01/2036	60	61,941
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2036	40	41,164
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2037	$15	$15,313
New York State Environmental Facilities Corp., Series 2021, RB	5.00%	06/15/2031	25	28,996
New York State Environmental Facilities Corp., Series 2023, Ref. RB	5.00%	06/15/2031	100	115,983
New York State Urban Development Corp., Series 2013 A-1, RB(b)(c)	5.00%	12/26/2023	80	80,096
New York State Urban Development Corp., Series 2013 E, RB(b)(c)	5.00%	12/26/2023	200	200,239
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2031	10	11,362
New York State Urban Development Corp., Series 2021 A, Ref. RB	5.00%	03/15/2036	20	22,713
New York State Urban Development Corp., Series 2021 A, Ref. RB	4.00%	03/15/2037	20	20,469
New York State Urban Development Corp., Series 2021 A, Ref. RB	4.00%	03/15/2038	45	45,336
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2031	50	54,030
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	225	238,154
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2038	20	22,309
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2039	10	11,072
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2040	10	11,015
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2041	40	43,837
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2034	40	41,889
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2035	50	52,047
Triborough Bridge & Tunnel Authority, Series 2022, RB	5.00%	05/15/2031	200	231,225
Triborough Bridge & Tunnel Authority, Series 2023, Ref. RB	5.00%	11/15/2031	80	93,197
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	450	477,197
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	15	15,927
				10,255,784
North Carolina-0.94%
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2031	100	116,209
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2031	20	22,717
North Carolina (State of), Series 2021 A, Ref. RB	5.00%	05/01/2031	30	34,445
North Carolina (State of), Series 2021, RB	5.00%	03/01/2031	5	5,713
North Carolina (State of), Series 2021, RB	4.00%	03/01/2035	10	10,467
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2031	90	101,690
North Carolina (State of) Medical Care Commission (Presbyterian Homes), Series 2016 C, Ref. RB	5.00%	10/01/2031	45	45,695
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2033	15	15,919
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2038	100	102,308
				455,163
Ohio-2.98%
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2036	100	102,185
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	10	8,800
Ohio (State of), Series 2021 A, GO Bonds	4.00%	05/01/2038	35	35,725
Ohio (State of), Series 2021 A, GO Bonds	5.00%	05/01/2040	10	10,971
Ohio (State of), Series 2021 A, GO Bonds	5.00%	06/15/2041	240	262,215
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2031	90	104,376
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	250	267,189
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	50	53,030
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2037	25	27,811
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2038	55	60,914
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	170	183,532
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2021 A, RB	4.00%	12/01/2039	5	5,108
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2021 A, RB	5.00%	12/01/2040	30	33,103
Ohio State University (The), Series 2021, RB	5.00%	12/01/2034	100	115,046
Ohio State University (The), Series 2021, RB	5.00%	12/01/2036	150	169,723
				1,439,728
Oklahoma-0.60%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2031	100	105,534
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2031	165	185,687
				291,221
Oregon-0.24%
Oregon (State of), Series 2023 A, GO Bonds	5.00%	05/01/2031	100	114,818
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-2.00%
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2031	$25	$28,109
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2031	20	22,919
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2033	250	263,785
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2031	5	5,761
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	50	52,779
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	95	100,766
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	95	98,840
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	125	133,151
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	145	153,466
Pennsylvania Economic Development Financing Authority, Series 2023 A-1, RB	5.00%	05/15/2031	10	11,106
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	90	95,384
				966,066
Rhode Island-0.02%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2031	10	11,169
South Carolina-0.49%
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 A, Ref. RB	4.00%	10/01/2033	125	132,399
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	100	106,321
				238,720
Tennessee-0.72%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	105	113,555
Johnson (City of), TN Health & Educational Facilities Board, Series 2023 A, Ref. RB	5.00%	07/01/2031	25	27,361
Memphis (City of), TN, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2047	50	53,633
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	100	107,486
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2031	30	31,765
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	3.00%	01/01/2033	10	9,485
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 A, RB	5.00%	07/01/2031	5	5,493
				348,778
Texas-6.74%
Bexar (County of), TX, Series 2022 B, Ctfs. of Obligations	4.75%	06/15/2048	20	20,760
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2031	100	115,829
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2031	110	127,411
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2031	205	237,449
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	100	102,970
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	100	113,339
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2031	50	56,594
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2031	60	67,913
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2031	15	17,245
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2031	5	5,855
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2031	100	114,526
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	55	63,293
Georgetown (City of), TX, Series 2022, RB, (INS - AGM)(a)	5.00%	08/15/2042	90	96,040
Houston (City of) TX, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2031	5	5,722
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2036	75	83,541
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	150	158,365
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2037	175	192,873
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2038	20	21,939
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2040	15	16,257
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2042	10	10,723
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	45	47,334
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2034	320	329,560
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2035	75	76,959
Northwest Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	150	148,194
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2031	45	51,790
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	150	160,352
Sabine-Neches Navigation District, Series 2022, GO Bonds	5.25%	02/15/2052	265	283,736
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2039	85	92,347
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2041	$30	$32,260
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	130	137,749
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2031	5	5,660
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2031	10	11,508
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2031	30	33,943
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2031	25	28,698
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2033	50	57,320
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2034	50	57,186
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2036	20	20,770
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2031	10	9,701
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2031	35	39,961
				3,253,672
Utah-1.82%
Granite School District Board of Education, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/01/2031	80	92,027
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2031	50	57,366
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2035	20	22,830
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2037	30	33,643
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2038	10	11,116
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2039	50	55,329
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2041	15	16,476
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	100	108,444
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	270	291,260
Salt Lake City (City of), UT, Series 2021 B, RB	5.00%	07/01/2046	65	69,103
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2031	5	5,814
Utah (State of) Transit Authority, Series 2007 A, Ref. RB, (INS - NATL)(a)	5.00%	06/15/2031	105	117,924
				881,332
Virginia-1.48%
Norfolk (City of), VA, Series 2021 A, GO Bonds	5.00%	03/01/2033	155	177,751
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2031	130	150,490
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2033	180	208,363
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2036	50	52,200
Virginia (Commonwealth of) Transportation Board (I-81 Regional Corridor), Series 2021, RB	5.00%	05/15/2057	120	127,356
				716,160
Washington-4.91%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2031	45	52,358
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2033	40	46,136
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2034	50	57,505
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2040	150	151,525
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	310	339,630
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2031	50	57,124
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2046	250	268,112
Spokane County School District No. 81, Series 2012, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2031	30	28,775
Spokane County School District No. 81, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	55	55,948
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	150	160,343
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2031	255	287,017
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2033	20	22,768
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2034	5	5,684
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2038	5	5,512
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2041	5	5,450
Washington (State of), Series 2021 R, Ref. GO Bonds	4.00%	08/01/2036	10	10,344
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2031	20	22,621
Washington (State of), Series 2022 C, GO Bonds	5.00%	02/01/2031	25	28,685
Washington (State of), Series R-2021C, Ref. GO Bonds	4.00%	08/01/2035	5	5,231
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2031	15	17,011
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2036	135	152,392
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2035	10	11,368
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2036	$10	$11,265
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2037	250	279,048
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2031	55	63,586
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	165	181,392
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	10	10,909
Whatcom (County of), WA Bellingham School District No. 501, Series 2021, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	35	35,695
				2,373,434
West Virginia-0.20%
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	90	96,115
Wisconsin-0.61%
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2031	155	175,343
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2031	40	45,250
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2031	65	75,292
				295,885
TOTAL INVESTMENTS IN SECURITIES(d)-98.26% (Cost $47,377,291)				47,462,975
OTHER ASSETS LESS LIABILITIES-1.74%				839,404
NET ASSETS-100.00%				$48,302,379

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2032 Municipal Bond ETF (BSMW)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.64%
Alabama-0.45%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2037	$55	$60,708
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2042	125	133,697
				194,405
Arizona-0.12%
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2032	20	23,362
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2032	20	22,419
Mesa (City of), AZ, Series 2022 A, RB, (INS - BAM)(a)	5.00%	07/01/2046	5	5,389
				51,170
Arkansas-0.38%
University of Arkansas, Series 2022 A, RB	5.00%	11/01/2047	25	26,723
University of Arkansas, Series 2022 A, RB	5.25%	11/01/2052	125	135,201
				161,924
California-17.37%
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	30	33,049
Alhambra Unified School District, Series 2022 B, GO Bonds	5.25%	08/01/2047	15	16,685
California (State of), Series 2007, Ref. GO Bonds, (INS - AGM)(a)	5.25%	08/01/2032	250	296,352
California (State of), Series 2016, Ref. GO Bonds	2.50%	09/01/2032	85	77,712
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2032	750	736,250
California (State of), Series 2018, GO Bonds	3.00%	10/01/2032	170	165,567
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2032	5	5,824
California (State of), Series 2022, GO Bonds	5.00%	09/01/2034	5	5,883
California (State of), Series 2022, GO Bonds	5.00%	09/01/2035	105	122,856
California (State of), Series 2022, GO Bonds	5.00%	09/01/2036	25	28,986
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	195	212,623
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2032	45	53,402
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	100	116,575
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2035	20	23,401
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2037	10	11,474
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2037	65	74,700
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	250	279,128
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	250	254,390
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	60	67,292
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	10	11,235
California (State of) Department of Water Resources, Series 2022 BF, Ref. RB	5.00%	12/01/2032	210	251,191
California (State of) Infrastructure & Economic Development Bank, Series 2022, RB	5.00%	10/01/2047	110	120,958
California (State of) Infrastructure & Economic Development Bank, Series 2022, RB	5.00%	10/01/2052	100	109,286
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	5.00%	10/01/2035	15	17,638
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2035	50	58,365
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2036	150	172,626
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGM)(a)	5.25%	08/15/2052	205	221,376
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	5.25%	08/01/2052	100	110,368
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2032	5	5,931
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2032	5	5,926
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2032	115	136,773
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2034	5	5,892
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	125	138,832
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	25	27,383
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	10	11,120
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	55	60,142
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2052	250	271,488
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	20	22,340
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	40	45,058
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	35	39,000
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	10	11,236
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	30	33,152
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2039	$50	$56,596
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2041	5	5,618
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	15	16,476
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2032	5	5,947
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2020, RB	5.00%	06/01/2032	45	53,337
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2032	65	75,876
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2032	10	11,770
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2033	10	11,749
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2035	10	11,702
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2032	15	17,827
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	150	164,828
Peralta Community College District, Series 2022 B, GO Bonds	5.25%	08/01/2042	25	28,452
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2037	25	28,657
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2038	50	56,731
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2039	135	152,628
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2040	20	22,515
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	25	28,032
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	15	16,728
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	10	10,874
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2032	150	179,156
Sacramento Transportation Authority, Series 2023, Ref. RB	5.00%	10/01/2032	35	41,910
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	20	21,868
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2032	5	5,923
San Diego (County of), CA Water Authority, Series 2021 B, Ref. RB	5.00%	05/01/2032	5	5,799
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	15	16,436
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2032	10	11,868
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017, COP	3.00%	04/01/2032	20	19,485
San Francisco (City & County of), CA Airport Commission, Series 2021 B, Ref. RB	5.00%	05/01/2032	100	115,438
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2032	60	71,741
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2036	35	40,946
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/01/2032	250	299,312
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2022, GO Bonds	5.00%	08/01/2039	70	79,076
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2047	75	83,548
Santa Clara (County of), CA (Election of 2008), Series 2022, Ref. GO Bonds	5.00%	08/01/2034	40	47,081
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 A, RB	5.00%	08/01/2047	60	66,293
Santa Clarita Community College District (Elecion of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	20	21,910
Santa Rosa High School District, Series 2023 A, GO Bonds	5.00%	08/01/2053	155	166,545
State Center Community College District, Series 2022 C, GO Bonds	5.00%	08/01/2047	10	10,940
University of California, Series 2022 BK, RB	5.00%	05/15/2032	10	11,878
University of California, Series 2022 BK, RB	5.00%	05/15/2052	250	271,956
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2034	145	170,947
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2038	150	170,511
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2032	125	148,473
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2032	80	95,023
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	15	16,409
				7,436,280
Colorado-2.56%
Brighton (City of), CO (Water System), Series 2022, RB	5.00%	06/01/2052	200	213,262
Colorado (State of), Series 2022, COP	6.00%	12/15/2038	100	119,865
Colorado (State of), Series 2022, COP	6.00%	12/15/2039	50	59,751
Colorado (State of), Series 2022, COP	6.00%	12/15/2040	100	119,171
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2032	75	86,553
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2047	40	42,601
Denver (City & County of), CO, Series 2022 B, RB	5.00%	11/15/2047	10	10,775
Denver (City & County of), CO, Series 2022 B, RB	5.25%	11/15/2053	100	108,786
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2034	10	11,604
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2038	5	5,596
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	100	110,767
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	$100	$109,906
Parker Water & Sanitation District, Series 2012, Ref. GO Bonds	3.00%	08/01/2032	100	96,950
				1,095,587
Connecticut-1.34%
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2032	50	48,157
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2032	175	188,385
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2034	75	79,426
Connecticut (State of), Series 2022 B, GO Bonds	4.00%	01/15/2035	85	89,392
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2035	30	34,776
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2037	45	50,892
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2039	50	55,733
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2041	20	22,059
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2032	5	5,836
				574,656
Delaware-0.01%
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2032	5	5,850
District of Columbia-1.29%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2034	25	29,208
District of Columbia, Series 2022 A, RB	5.00%	07/01/2039	60	67,295
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	20	22,292
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	25	27,761
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	140	154,863
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	160	173,680
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2036	5	5,758
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 B, RB	5.00%	10/01/2047	45	48,567
Washington Metropolitan Area Transit Authority, Series 2021 A, RB	5.00%	07/15/2032	20	22,894
				552,318
Florida-3.85%
Bay County School Board, Series 2022 A, COP, (INS - AGM)(a)	4.25%	07/01/2047	70	70,315
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2042	50	52,455
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2052	60	61,782
Broward (County of), FL, Series 2022, RB	5.00%	01/01/2047	100	107,577
Central Florida Expressway Authority, Series 2016 A, Ref. RB	3.00%	07/01/2032	100	95,705
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2032	45	52,812
Florida (State of) (Right-of-Way Acquisition), Series 2021 B, Ref. GO Bonds	5.00%	07/01/2032	50	58,667
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2052	100	106,376
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2032	15	14,141
Fort Lauderdale (City of) FL, Series 2023 A, RB	5.00%	07/01/2053	100	106,500
Miami-Dade (County of), FL, Series 2022 A, RB	5.00%	04/01/2046	100	105,849
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2043	30	32,446
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2048	45	47,755
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2052	15	15,834
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2032	10	11,224
Orange (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	40	46,188
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2038	50	56,575
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	5	5,740
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2047	25	27,474
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2052	35	38,433
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	5.00%	07/01/2052	100	102,308
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	100	106,806
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.25%	10/01/2057	100	108,837
Tampa Bay (City of), FL Water (Sustainability Bonds), Series 2022, RB	5.00%	10/01/2052	200	214,993
				1,646,792
Georgia-2.66%
Atlanta (City of), GA, Series 2022 A-1, GO Bonds	5.00%	12/01/2034	50	58,436
Atlanta (City of), GA, Series 2022 A-1, GO Bonds	5.00%	12/01/2036	5	5,742
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2041	20	21,971
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2042	$95	$103,842
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2038	30	33,756
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2039	15	16,789
Atlanta (City of), GA Department of Aviation, Series 2022 A, RB	5.00%	07/01/2047	50	53,739
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2032	20	23,430
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2035	20	23,113
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2036	65	74,348
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2038	20	22,366
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2039	15	16,687
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2040	70	77,546
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	10	11,033
Georgia (State of), Series 2023 A, GO Bonds	5.00%	07/01/2032	50	58,876
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2032	10	11,688
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2032	140	162,236
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2032	65	76,539
Georgia (State of) Municipal Electric Authority, Series 2021 A, Ref. RB	5.00%	01/01/2034	40	44,583
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2041	65	71,807
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2042	15	16,489
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2047	70	75,658
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2032	65	76,835
				1,137,509
Hawaii-0.06%
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	25	24,770
Idaho-0.09%
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	35	37,838
Illinois-5.12%
Chicago (City of) IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2035	80	90,559
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2032	125	133,586
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	01/01/2048	150	161,961
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2032	50	56,690
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2036	100	113,020
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2038	45	49,577
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2034	30	33,142
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2035	40	44,000
Illinois (State of), Series 2022 A, GO Bonds	5.25%	03/01/2038	25	27,542
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	145	159,121
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	75	80,398
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2034	35	38,794
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2032	225	250,201
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	200	215,276
Illinois (State of), Series 2023, Ref. GO Bonds	5.00%	07/01/2032	10	11,138
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2038	10	10,873
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2039	35	37,728
Illinois (State of) Finance Authority (Northshore Edward), Series 2022 A, Ref. RB	5.00%	08/15/2047	135	142,376
Illinois (State of) Finance Authority (Northshore Edward), Series 2022 A, Ref. RB	5.00%	08/15/2051	60	62,939
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2032	5	5,811
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2047	20	20,842
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	205	212,572
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	220	235,865
				2,194,011
Indiana-0.90%
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2032	5	5,694
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2034	10	10,407
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2035	120	137,204
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2036	$85	$87,916
Merrillville Multi School Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2042	135	145,656
				386,877
Iowa-0.19%
Iowa (State of) Finance Authority, Series 2022, Ref. RB	5.00%	08/01/2047	75	81,393
Kansas-0.04%
Wyandotte County Unified School District No. 203 (Piper), Series 2022 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	09/01/2052	15	16,128
Kentucky-0.43%
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGM)(a)	5.00%	05/15/2047	100	103,536
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	5.00%	09/01/2041	75	81,916
				185,452
Louisiana-0.09%
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2036	35	39,669
Maryland-0.99%
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2036	40	46,115
Maryland (State of), Series 2022 A, GO Bonds	5.00%	06/01/2032	75	87,896
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2032	205	235,741
Maryland (State of) (Bidding Group 2), Series 2022 A, GO Bonds	5.00%	06/01/2034	40	46,721
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2036	5	5,766
				422,239
Massachusetts-3.95%
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2032	15	17,919
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2035	10	11,624
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2038	10	11,240
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2040	100	111,180
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2047	190	209,548
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2052	215	230,913
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2052	330	361,537
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2047	90	97,370
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2052	225	241,789
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2022 B, RB	5.00%	06/01/2052	100	107,023
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2040	35	38,646
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2022, RB	5.00%	11/15/2032	60	71,402
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	20	21,739
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2002 K, RB	5.50%	07/01/2032	30	36,960
Quincy (City of), MA, Series 2022 B, GO Bonds	5.00%	07/01/2047	20	21,647
University of Massachusetts Building Authority, Series 2022 1, RB	4.00%	11/01/2046	100	99,373
				1,689,910
Michigan-0.81%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	05/01/2032	45	51,553
Michigan (State of), Series 2018, GO Bonds	3.25%	05/01/2032	30	29,195
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2032	25	28,942
Michigan (State of), Series 2023, RB	5.00%	11/15/2032	35	41,498
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	15	16,170
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2036	10	11,147
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2037	10	11,031
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2038	40	43,667
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022 A, RB	5.00%	12/01/2032	100	112,338
				345,541
Minnesota-0.38%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	5.00%	01/01/2052	10	10,539
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2032	$80	$92,473
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2032	50	58,820
				161,832
Mississippi-0.55%
University of Mississippi Educational Building Corp., Series 2022, RB	4.50%	10/01/2052	235	236,633
Missouri-0.85%
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	3.00%	11/15/2032	70	66,062
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2032	100	115,911
Missouri Development Finance Board, Series 2022, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2037	100	101,797
St. Louis School District, Series 2023, GO Bonds, (INS - AGM)(a)	5.00%	04/01/2042	75	80,933
				364,703
Nebraska-0.21%
Gretna Public Schools, Series 2022, GO Bonds	4.00%	12/15/2047	65	63,202
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.25%	02/01/2052	25	27,294
				90,496
Nevada-0.61%
Clark (County of), NV, Series 2022, RB	5.00%	07/01/2036	15	17,042
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2032	20	19,035
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2041	20	20,132
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2042	205	204,426
				260,635
New Jersey-3.45%
Bergen County Improvement Authority (The), Series 2022, Ref. RB	5.00%	08/01/2047	80	87,746
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2032	500	534,577
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2042	50	54,869
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2036	25	27,913
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2037	20	22,204
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.25%	11/01/2040	125	139,172
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2032	10	11,271
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2032	415	465,964
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2032	20	22,837
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2037	25	27,809
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2032	10	11,345
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2035	10	11,306
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2038	25	27,788
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2048	25	26,299
South Jersey Transportation Authority, Series 2022 A, RB	4.63%	11/01/2047	5	5,034
				1,476,134
New Mexico-0.46%
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2032	80	93,268
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2032	90	104,926
				198,194
New York-20.83%
Hudson Yards Infrastructure Corp., Series 2021, Ref. RB	5.00%	02/15/2034	30	34,701
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2032	35	37,171
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	3.00%	11/15/2032	30	27,443
Metropolitan Transportation Authority, Series 2022 A, RB	5.00%	11/15/2044	20	21,584
Metropolitan Transportation Authority, Series 2022 A, RB	5.00%	11/15/2049	15	16,021
Metropolitan Transportation Authority (Bidding Group 1), Series 2022 A, RB	4.00%	11/15/2039	15	14,906
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2032	195	186,802
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2032	20	22,872
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2034	75	87,224
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2035	10	11,558
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2038	50	55,988
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2041	300	337,280
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	$210	$229,862
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2032	5	5,836
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2032	250	291,789
New York (City of), NY, Series 2023-1, GO Bonds	5.00%	08/01/2032	5	5,836
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	10	11,362
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	15	16,959
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	30	33,758
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	150	167,699
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	20	22,275
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2032	95	110,501
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	60	66,551
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	100	109,747
New York (City of), NY Municipal Water Finance Authority, Series 2021, Ref. RB	5.00%	06/15/2032	200	231,018
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	135	145,972
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2034	25	29,172
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	120	130,102
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	25	27,863
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2038	5	5,708
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2039	30	33,289
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2040	15	16,579
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2041	55	60,436
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	75	81,446
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2034	15	17,358
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2032	10	11,639
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2035	75	86,820
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2038	10	10,043
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	250	249,496
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	20	21,719
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	25	26,882
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2032	200	234,318
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	11/01/2034	140	146,993
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2034	15	17,451
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2037	365	420,085
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	35	39,335
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	225	246,969
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.00%	11/01/2038	5	5,621
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.25%	11/01/2038	55	62,790
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2032	365	419,206
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	5.00%	03/15/2032	290	338,113
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	5.00%	03/15/2034	20	23,269
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	5.00%	03/15/2036	10	11,441
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2037	95	97,352
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2032	200	233,182
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2034	10	10,415
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2037	55	62,191
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	160	175,296
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	55	58,984
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2032	15	17,392
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB	4.00%	03/15/2040	5	5,017
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2032	25	28,807
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	5.00%	03/15/2032	145	168,707
New York (State of) Thruway Authority, Series 2022, Ref. RB	5.00%	03/15/2041	15	16,543
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2037	30	34,079
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2039	15	16,704
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	280	302,169
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	245	263,178
New York (State of) Thruway Authority (Green Bonds) (Bidding Group 1), Series 2022 C, RB	5.00%	03/15/2053	125	133,615
New York State Environmental Facilities Corp., Series 2023, Ref. RB	5.00%	06/15/2032	20	23,518
New York State Urban Development Corp., Series 2021 A, Ref. RB	5.00%	03/15/2032	150	173,083
New York State Urban Development Corp., Series 2022 A, Ref. RB	5.00%	03/15/2048	35	37,410
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2036	$20	$22,984
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2037	100	115,661
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2039	80	90,719
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	100	110,130
Schenectady County Capital Resource Corp. (Union College), Series 2022, Ref. RB	5.25%	07/01/2052	25	27,023
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2041	140	154,078
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	55	60,176
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2040	15	16,604
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2044	95	103,128
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	250	273,789
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-1A, Ref. RB	5.00%	11/15/2039	35	39,156
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB	5.00%	11/15/2032	200	234,287
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2044	40	43,466
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2047	60	64,603
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2057	165	178,853
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	240	260,534
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	25	26,828
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	150	160,967
				8,917,486
North Carolina-0.83%
Charlotte (City of) NC, Series 2022 A, Ref. RB	5.00%	07/01/2032	45	52,800
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	20	21,920
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2034	40	46,823
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2034	85	98,698
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2036	15	17,204
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2032	20	22,886
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2032	80	93,641
				353,972
Ohio-0.67%
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2032	15	14,332
Ohio (State of) Water Development Authority, Series 2022 A, RB	5.00%	12/01/2041	30	33,296
Ohio State University (The), Series 2021, RB	5.00%	12/01/2032	20	23,107
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	200	216,720
				287,455
Oklahoma-0.26%
Cushing (City of), OK Educational Facilities Authority (Cushing Public Schools), Series 2022, RB	5.00%	09/01/2032	100	109,769
Oregon-0.57%
Oregon (State of) Department of Transportation, Series 2022 A, RB	5.25%	11/15/2047	110	121,901
Oregon Health & Science University, Series 2021 A, Ref. RB	4.00%	07/01/2044	30	29,507
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2032	80	93,935
				245,343
Pennsylvania-3.95%
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.00%	06/01/2053	200	210,714
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGM)(a)	4.25%	12/01/2047	50	50,288
Delaware Valley Regional Finance Authority, Series 2002, RB	5.75%	07/01/2032	145	170,513
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGM)(a)	5.00%	03/15/2048	50	53,154
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	3.25%	07/01/2032	30	29,166
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2047	40	41,187
Pennsylvania (Commonwealth of), First Series 2013-1, GO Bonds	4.00%	04/01/2032	35	35,014
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2032	75	79,294
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2032	10	11,758
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2036	30	34,141
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2038	5	5,646
Pennsylvania (Commonwealth of) Turnpike Commission, First series 2023, Ref. RB	5.00%	12/01/2032	160	183,081
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.00%	12/01/2047	15	16,074
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	35	38,187
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	$15	$16,315
Pennsylvania State University (The), Series 2022 A, RB	5.00%	09/01/2047	10	10,836
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2032	60	69,062
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System), Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2035	145	158,461
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2032	160	186,013
Southeastern Pennsylvania Transportation Authority, Series 2022, RB	5.25%	06/01/2041	150	168,050
Southeastern Pennsylvania Transportation Authority, Series 2022, RB	5.25%	06/01/2052	10	10,849
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2040	100	112,014
				1,689,817
Puerto Rico-0.23%
Puerto Rico (Commonwealth of) Electric Power Authority, Series 2007 VV, Ref. RB, (INS - NATL)(a)	5.25%	07/01/2032	100	98,885
Rhode Island-0.04%
Rhode Island (State of), Series 2022 A, GO Bonds	5.00%	08/01/2040	15	16,720
South Carolina-0.97%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2052	100	108,133
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2035	25	27,874
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2037	140	152,765
South Carolina (State of) Transportation Infrastructure Bank, Series 2012 B, Ref. RB	3.38%	10/01/2032	50	49,477
Spartanburg County School District No. 4, Series 2022 A, GO Bonds	5.25%	03/01/2052	70	76,058
				414,307
Tennessee-1.07%
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.25%	07/01/2047	145	158,347
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2032	20	21,145
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2042	5	5,023
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	250	272,695
				457,210
Texas-11.28%
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2047	60	64,564
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2032	10	11,655
Bexar (County of), TX Hospital District, Series 2023, Ctfs. of Obligations	5.00%	02/15/2048	65	69,239
Board of Regents of the Texas A&M University System, Series 2023, RB	5.00%	07/01/2040	20	21,980
Board of Regents of the University of Texas System, Series 2022 A, Ref. RB	5.00%	08/15/2032	55	64,598
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2043	85	93,047
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	10	9,733
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2047	15	15,984
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2052	5	5,301
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	75	85,750
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	10	11,385
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	25	28,304
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2034	25	29,042
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2035	20	23,093
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2037	5	5,638
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2038	20	22,402
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2039	20	22,285
Dallas (City of) TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2032	75	85,857
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	20	22,262
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	65	70,170
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	115	124,148
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Fort Bend Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	$100	$107,548
Fort Worth Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	50	48,874
Galveston (City of), TX, Series 2022 A, Ctfs. of Obligations	4.63%	05/01/2052	100	100,881
Godley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	100	106,434
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2032	175	203,480
Harris (County of), TX Flood Control District, Series 2022 A, GO Bonds	4.25%	10/01/2047	50	49,865
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	10	10,629
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	110	117,931
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	90	100,481
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023 , Ref. RB, (INS - AGM)(a)	5.50%	05/15/2048	20	21,938
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2032	40	45,743
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2034	35	40,009
New Braunfels (City of), TX, Series 2022, RB	5.00%	07/01/2053	100	105,906
North Texas Municipal Water District, Series 2021 A, Ref. RB	3.00%	09/01/2032	55	52,014
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2032	85	88,255
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.25%	01/01/2038	15	16,787
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2040	20	21,798
Northwest Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	170	182,656
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2032	50	58,127
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2042	25	27,383
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2032	100	117,250
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligation	5.00%	08/01/2053	200	212,038
Pflugerville (City of), TX, Series 2023, GO Bonds	5.00%	08/01/2048	75	79,834
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2034	100	114,881
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2032	65	75,953
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2034	145	169,309
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2036	15	17,223
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2037	20	22,683
San Antonio (City of), TX Water System, Series 2022 B, RB	5.25%	05/15/2052	100	107,857
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	100	106,812
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2032	10	11,432
San Jacinto River Authority (Groundwater Reduction Plan Division), Series 2011, RB, (INS - AGM)(a)	5.00%	10/01/2032	215	215,151
Seguin (City of), TX, Series 2022 A, Ctfs. of Obligations	5.25%	09/01/2057	100	107,320
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	10	10,897
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	100	107,833
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2038	70	78,348
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2040	50	55,418
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	5.00%	10/01/2039	10	10,825
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2034	40	46,547
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2035	40	46,268
Texas (State of) Water Development Board, Series 2022, RB	4.50%	10/15/2037	35	37,741
Texas (State of) Water Development Board, Series 2022, RB	4.65%	10/15/2040	5	5,357
Texas (State of) Water Development Board, Series 2022, RB	4.70%	10/15/2041	155	166,219
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	100	107,532
Texas (State of) Water Development Board, Series 2022, RB	4.80%	10/15/2052	100	104,443
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2047	40	43,428
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2032	30	28,835
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2032	70	80,904
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2034	40	45,921
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	55	59,898
West Harris (County of), TX Regional Water Authority, Series 2022, RB, (INS - AGM)(a)	5.50%	12/15/2050	40	44,068
				4,831,401
Utah-1.66%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2032	135	156,141
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2040	30	33,424
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	125	138,019
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	15	16,738
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2032	20	23,613
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2034	35	41,107
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2037	140	159,655
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2040	$30	$33,584
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGM)(a)	5.25%	06/15/2032	95	109,511
				711,792
Virginia-2.11%
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2033	150	161,235
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2034	15	16,018
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	150	161,284
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	3.00%	02/01/2032	95	90,029
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.25%	02/01/2041	20	22,468
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2032	150	174,579
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2032	15	17,405
Virginia (Commonwealth of) Public Building Authority, Series 2022 A, RB	5.00%	08/01/2037	50	57,060
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2032	25	29,305
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2035	40	46,513
Virginia (Commonwealth of) Public School Authority, Series 2022 B, RB	5.00%	08/01/2052	100	108,004
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2035	5	5,295
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2036	15	15,758
				904,953
Washington-4.02%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2032	50	57,740
Clark County School District No 114 Evergreen, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2040	45	50,269
Douglas (County of), WA Public Utility District No. 1, Series 2022 B, RB	5.00%	09/01/2047	100	106,645
Energy Northwest, Series 2022, Ref. RB	5.00%	07/01/2032	15	17,450
Energy Northwest, Series 2022, Ref. RB	5.00%	07/01/2036	295	337,294
King & Snohomish Counties School District No. 417 Northshore, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	5	5,525
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2032	45	51,602
King County School District No 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	5	5,844
King County School District No 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	65	72,599
King County School District No 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	15	16,685
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.13%	12/01/2032	20	19,507
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2040	10	10,064
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2052	15	15,956
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2032	20	23,082
Snohomish County School District No. 6 Mukilteo, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	20	23,254
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	5	5,589
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	5	5,568
Washington (State of), Series 2022 A-2, GO Bonds	5.00%	08/01/2038	5	5,607
Washington (State of), Series 2022 A-2, GO Bonds	5.00%	08/01/2040	5	5,552
Washington (State of), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	205	226,781
Washington (State of), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	30	32,860
Washington (State of), Series 2022 C, GO Bonds	5.00%	02/01/2037	20	22,609
Washington (State of), Series 2022 C, GO Bonds	5.00%	02/01/2041	40	44,033
Washington (State of), Series 2022 C, GO Bonds	5.00%	02/01/2046	105	113,529
Washington (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2034	10	10,645
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2032	115	134,416
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	125	137,636
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	10	10,983
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2034	100	115,383
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	$10	$10,885
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2045	25	27,101
				1,722,693
Wisconsin-0.94%
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	100	114,694
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2032	105	123,076
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2052	150	162,726
				400,496
TOTAL INVESTMENTS IN SECURITIES(b)-98.64% (Cost $41,198,760)				42,231,245
OTHER ASSETS LESS LIABILITIES-1.36%				580,405
NET ASSETS-100.00%				$42,811,650

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.6%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.00%
Arizona-2.53%
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	3.13%	01/01/2033	$85	$80,307
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2047	165	179,941
				260,248
California-13.38%
California (State of), Series 2023, GO Bonds	5.00%	10/01/2035	250	294,842
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	45	50,780
California (State of) Health Facilities Financing Authority (The J. Paul Getty Trust), Series 2020 A-1, Ref. RB	5.00%	04/01/2033	15	18,003
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.25%	07/01/2053	25	27,844
Los Angeles Unified School District, Series 2022 QRR, GO Bonds	5.00%	07/01/2040	5	5,704
Los Angeles Unified School District, Series 2022 QRR, GO Bonds	5.00%	07/01/2041	20	22,698
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	15	16,819
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	10	11,059
Sacramento Transportation Authority, Series 2023, Ref. RB	5.00%	10/01/2036	40	47,239
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2037	65	75,811
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	5	5,489
San Francisco (City & County of), CA Public Utilities Commission, Series 2023, Ref. RB	5.00%	11/01/2036	105	124,615
San Francisco (City & County of), CA Public Utilities Commission, Series 2023, Ref. RB	5.00%	11/01/2038	100	116,249
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.00%	11/01/2043	50	56,703
San Joaquin Hills Transportation Corridor Agency, Series 2021 A, Ref. RB	5.00%	01/15/2033	15	16,907
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2035	10	11,951
Southern California Public Power Authority, Series 2023, RB	5.00%	07/01/2035	150	179,088
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2033	60	63,596
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2036	55	65,058
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	20	22,581
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	115	129,116
University of California, Series 2023 BQ, RB	5.00%	05/15/2033	10	12,042
				1,374,194
Colorado-0.55%
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2035	15	17,440
University of Colorado, Series 2017 A-2, Ref. RB	3.00%	06/01/2033	40	38,760
				56,200
Connecticut-0.43%
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2033	25	26,699
Connecticut (State of), Series 2022 A, RB	5.00%	07/01/2034	5	5,846
Connecticut (State of), Series 2022 A, RB	5.00%	07/01/2037	10	11,371
				43,916
Delaware-0.17%
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	15	17,512
District of Columbia-4.28%
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2038	15	16,998
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2045	120	131,744
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	5	5,530
Washington (State of) Metropolitan Area Transit Authority (Sustainability Bonds), Series 2023 A, RB	5.25%	07/15/2053	20	21,998
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2042	30	33,151
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.50%	07/15/2051	175	196,049
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2037	30	34,200
				439,670
Florida-2.96%
Broward (County of), FL School Board, Series 2016 A, Ref. COP	3.25%	07/01/2033	55	53,255
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2033	5	5,951
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	100	108,971
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGM)(a)	5.00%	07/01/2035	15	17,119
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2041	$10	$10,660
Orlando (City of), FL Utilities Commission, Series 2023 A, RB	5.00%	10/01/2048	100	107,891
				303,847
Hawaii-0.23%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2033	25	23,839
Idaho-0.22%
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.00%	08/15/2041	20	22,168
Illinois-7.33%
Chicago (City of) IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2033	145	166,224
Chicago (City of), IL Board of Education, Series 2023, RB	5.25%	04/01/2039	165	175,493
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2033	150	166,911
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2033	40	46,872
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	180	197,018
				752,518
Indiana-1.16%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2042	100	108,716
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	10	10,573
				119,289
Iowa-2.74%
Iowa (State of) Finance Authority, Series 2023, RB	5.25%	08/01/2048	100	110,864
Iowa (State of) Finance Authority, Series 2023, Ref. RB	5.00%	08/01/2035	145	170,135
				280,999
Kentucky-1.65%
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2040	160	169,148
Louisiana-2.11%
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2041	200	216,445
Maryland-1.81%
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Health System), Series 2023, Ref. RB	5.25%	07/01/2053	155	162,136
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2033	25	24,162
				186,298
Massachusetts-6.23%
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2040	95	108,080
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	3.00%	11/01/2033	25	24,313
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2043	185	203,878
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2043	20	22,058
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2048	30	33,237
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Subseries 2023 A-1, RB	5.25%	07/01/2053	225	247,780
				639,346
Michigan-1.09%
Kentwood Public Schools, Series 2023 II, GO Bonds, (INS - AGM)(a)	5.00%	05/01/2053	100	106,415
Michigan (State of), Series 2023, RB	5.00%	11/15/2037	5	5,749
				112,164
Missouri-0.06%
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2023 A, RB	5.00%	05/01/2033	5	5,751
Nebraska-0.92%
Public Power Generation Agency, Series 2016, Ref. RB	3.00%	01/01/2033	100	94,129
New Jersey-1.66%
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2035	125	142,096
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2036	25	28,255
				170,351
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-15.45%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2048	$25	$27,350
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	3.25%	11/15/2033	50	45,995
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2040	25	27,555
New York (City of), NY, Series 2013 E, GO Bonds	3.00%	08/01/2033	50	48,305
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2035	130	152,177
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	40	44,766
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	100	110,807
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2038	100	112,701
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	110	120,668
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	40	43,050
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2036	125	144,415
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	5	5,544
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	140	154,327
New York (City of), NY Transitional Finance Authority, Subseries 2023 A-1, RB	5.00%	05/01/2036	25	29,052
New York (State of) Dormitory Authority, Series 2019, RB	2.00%	07/01/2033	280	235,893
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2037	20	22,956
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2045	200	217,900
Triborough Bridge & Tunnel Authority, Series 2023 C, Ref. RB	5.25%	11/15/2042	15	17,078
Triborough Bridge & Tunnel Authority, Series 2023, Ref. RB	4.00%	11/15/2035	25	26,100
				1,586,639
Ohio-1.29%
Columbus (City of) OH, Series 2016 A, GO Bonds	3.00%	08/15/2033	35	33,065
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2023, Ref. RB	5.00%	07/01/2036	30	33,759
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	3.00%	12/01/2033	65	59,929
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 B, RB	5.00%	12/01/2041	5	5,575
				132,328
Oregon-3.19%
Oregon (State of), Series 2023 A, GO Bonds	5.00%	05/01/2041	65	72,696
Oregon (State of), Series 2023 A, GO Bonds	5.00%	05/01/2043	25	27,740
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2041	55	61,068
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2041	10	11,049
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2043	5	5,482
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2034	35	41,032
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2047	100	108,142
				327,209
Pennsylvania-2.33%
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds, (INS - AGM)(a)	3.00%	09/15/2033	100	93,691
Pennsylvania (Commonwealth of) Turnpike Commission, First series 2023, Ref. RB	5.00%	12/01/2033	40	45,039
Pennsylvania (Commonwealth of) Turnpike Commission, First series 2023, Ref. RB	5.00%	12/01/2034	10	11,438
Pennsylvania (Commonwealth of) Turnpike Commission, First series 2023, Ref. RB	5.00%	12/01/2039	5	5,240
Pennsylvania (Commonwealth of) Turnpike Commission, First series 2023, Ref. RB	5.00%	12/01/2040	10	10,845
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.50%	09/01/2053	20	22,254
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 A, RB, (INS - AGM)(a)	5.00%	09/01/2048	25	26,875
Westmoreland County Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(a)	3.13%	08/15/2033	25	24,007
				239,389
Tennessee-0.81%
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2033	65	72,280
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2048	10	10,599
				82,879
Texas-12.24%
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	20	21,639
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2042	100	110,438
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	107,721
Birdville Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	60	64,873
Community Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	107,562
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	$15	$16,227
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	35	39,630
Dallas (City of) TX, Series 2017, Ref. GO Bonds, (INS - AGM)(a)	3.00%	02/15/2033	70	65,460
Dallas (City of) TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2039	15	16,629
Dallas (City of) TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2041	10	10,971
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	20	22,529
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	100	108,981
El Paso (City of) TX, Series 2023, RB	5.25%	03/01/2049	25	27,281
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	40	43,146
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	10	11,016
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	10	10,959
Lamar Consolidated Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	15	16,323
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB	5.25%	05/15/2048	15	16,187
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2048	100	110,116
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	100	107,719
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2036	55	63,511
San Antonio (City of), TX, Series 2023 B, RB	5.00%	02/01/2039	5	5,560
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2044	25	27,766
San Antonio (City of), TX Water System, Series 2023 A, Ref. RB	5.25%	05/15/2048	15	16,377
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	108,685
				1,257,306
Utah-1.36%
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	125	139,862
Virginia-2.19%
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2040	100	112,708
Virginia Port Authority Commonwealth Port Fund, Series 2023 A, RB	5.25%	07/01/2048	100	111,721
				224,429
Washington-6.02%
Energy Northwest, Series 2023, Ref. RB	5.00%	07/01/2039	55	61,680
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	20	21,485
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2041	100	111,129
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	06/01/2047	15	16,345
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	170	187,479
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	195	214,500
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2046	5	5,448
				618,066
West Virginia-0.20%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2043	20	21,012
Wisconsin-1.41%
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2036	125	144,595
TOTAL INVESTMENTS IN SECURITIES(b)-98.00% (Cost $9,743,919)				10,061,746
OTHER ASSETS LESS LIABILITIES-2.00%				205,541
NET ASSETS-100.00%				$10,267,287

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2023
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2023, for each Fund (except for BulletShares 2023 Municipal Bond ETF, BulletShares 2024 Municipal Bond ETF, BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF, BulletShares 2030 Municipal Bond ETF, BulletShares 2031 Municipal Bond ETF, BulletShares 2032 Municipal Bond ETF and BulletShares 2033 Municipal Bond ETF (collectively, the "BulletShares Municipal Bond ETFs")). As of November 30, 2023, all of the securities in the BulletShares Municipal Bond ETFs were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2023 Corporate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$1,477,818,269	$-	$1,477,818,269
U.S. Dollar Denominated Bonds & Notes	-	154,153,120	-	154,153,120
Money Market Funds	61,687,778	-	-	61,687,778
Total Investments	$61,687,778	$1,631,971,389	$-	$1,693,659,167
Invesco BulletShares 2024 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$3,946,220,953	$-	$3,946,220,953
Money Market Funds	13,589,795	217,479,014	-	231,068,809
Total Investments	$13,589,795	$4,163,699,967	$-	$4,177,289,762
Invesco BulletShares 2025 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$3,167,734,694	$-	$3,167,734,694
Money Market Funds	8,443,037	337,026,740	-	345,469,777
Total Investments	$8,443,037	$3,504,761,434	$-	$3,513,204,471
Invesco BulletShares 2026 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,176,057,067	$-	$2,176,057,067
Money Market Funds	871,580	228,156,682	-	229,028,262
Total Investments	$871,580	$2,404,213,749	$-	$2,405,085,329

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2027 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,287,080,881	$-	$1,287,080,881
Money Market Funds	466,035	221,969,227	-	222,435,262
Total Investments	$466,035	$1,509,050,108	$-	$1,509,516,143
Invesco BulletShares 2028 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$960,002,484	$-	$960,002,484
Money Market Funds	390,940	245,191,891	-	245,582,831
Total Investments	$390,940	$1,205,194,375	$-	$1,205,585,315
Invesco BulletShares 2029 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$485,562,108	$-	$485,562,108
Money Market Funds	404,345	93,699,114	-	94,103,459
Total Investments	$404,345	$579,261,222	$-	$579,665,567
Invesco BulletShares 2030 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$353,051,084	$-	$353,051,084
Money Market Funds	380,974	68,423,873	-	68,804,847
Total Investments	$380,974	$421,474,957	$-	$421,855,931
Invesco BulletShares 2031 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$264,744,501	$-	$264,744,501
Money Market Funds	1,020	11,277,535	-	11,278,555
Total Investments	$1,020	$276,022,036	$-	$276,023,056
Invesco BulletShares 2032 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$232,510,815	$-	$232,510,815
Money Market Funds	320,583	8,176,015	-	8,496,598
Total Investments	$320,583	$240,686,830	$-	$241,007,413
Invesco BulletShares 2033 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$24,009,588	$-	$24,009,588
Money Market Funds	77,404	-	-	77,404
Total Investments	$77,404	$24,009,588	$-	$24,086,992
Invesco BulletShares 2023 High Yield Corporate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$428,609,230	$-	$428,609,230
Money Market Funds	1,656,485	-	-	1,656,485
Total Investments	$1,656,485	$428,609,230	$-	$430,265,715
Invesco BulletShares 2024 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$687,446,808	$0	$687,446,808
Money Market Funds	23,397,296	53,478,021	-	76,875,317
Total Investments	$23,397,296	$740,924,829	$0	$764,322,125
Invesco BulletShares 2025 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$993,236,872	$-	$993,236,872
Money Market Funds	27,004,132	99,966,626	-	126,970,758
Total Investments	$27,004,132	$1,093,203,498	$-	$1,120,207,630
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$331,991,865	$-	$331,991,865
Money Market Funds	2,448,240	62,489,698	-	64,937,938
Total Investments	$2,448,240	$394,481,563	$-	$396,929,803

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$126,218,659	$-	$126,218,659
Money Market Funds	528,604	33,442,748	-	33,971,352
Total Investments	$528,604	$159,661,407	$-	$160,190,011
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$84,198,797	$-	$84,198,797
Common Stocks & Other Equity Interests	1,430	-	-	1,430
Money Market Funds	305,337	17,254,509	-	17,559,846
Total Investments	$306,767	$101,453,306	$-	$101,760,073
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$25,987,065	$-	$25,987,065
Money Market Funds	129,079	280,685	-	409,764
Total Investments	$129,079	$26,267,750	$-	$26,396,829
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$24,211,001	$-	$24,211,001
Money Market Funds	50,023	436,949	-	486,972
Total Investments	$50,023	$24,647,950	$-	$24,697,973
Invesco BulletShares 2031 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$7,483,515	$-	$7,483,515
Money Market Funds	13,149	-	-	13,149
Total Investments	$13,149	$7,483,515	$-	$7,496,664